Schedule of Investments
Blue Chip Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .44 % Shares Held Value (000's)
Money Market Funds - 0 .44%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,811,233 $ 1,811
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
46,558,922 46,559
$ 48,370
TOTAL INVESTMENT COMPANIES $ 48,370
COMMON STOCKS - 99 .60 % Shares Held Value (000's)
Aerospace & Defense - 6 .87%
HEICO Corp - Class A 1,080,307 $ 189,767
TransDigm Group Inc 419,385 563,330
$ 753,097
Chemicals - 2 .28%
Linde PLC 397,266 173,017
Sherwin-Williams Co/The 251,805 76,499
$ 249,516
Commercial Services - 4 .27%
CoStar Group Inc
(d)
3,039,107 237,567
Gartner Inc
(d)
150,852 63,308
Moody's Corp 419,079 166,370
$ 467,245
Distribution & Wholesale - 2 .35%
Copart Inc
(d)
4,852,560 257,477
Diversified Financial Services - 12 .19%
Brookfield Asset Management Ltd 1,984,090 77,856
Brookfield Reinsurance Ltd
(d),(e)
61,469 2,671
Charles Schwab Corp/The 3,331,403 244,125
Mastercard Inc 1,165,356 520,996
Visa Inc 1,796,271 489,412
$ 1,335,060
Healthcare - Products - 5 .70%
Danaher Corp 1,436,416 368,872
IDEXX Laboratories Inc
(d)
137,421 68,291
Intuitive Surgical Inc
(d)
89,995 36,189
Thermo Fisher Scientific Inc 264,966 150,495
$ 623,847
Insurance - 4 .10%
Progressive Corp/The 2,126,347 449,042
Internet - 19 .36%
Alphabet Inc - A Shares 888,621 153,287
Alphabet Inc - C Shares 3,714,717 646,212
Amazon.com Inc
(d)
5,159,894 910,412
Netflix Inc
(d)
640,035 410,659
$ 2,120,570
Lodging - 2 .67%
Hilton Worldwide Holdings Inc 1,459,566 292,789
Pharmaceuticals - 1 .52%
Zoetis Inc 980,394 166,236
Private Equity - 7 .41%
Brookfield Corp 12,550,698 545,830
KKR & Co Inc 2,584,020 265,740
$ 811,570
REITs - 2 .75%
American Tower Corp 1,540,978 301,631
Retail - 3 .66%
CarMax Inc
(d)
706,216 49,619
Costco Wholesale Corp 153,626 124,420
O'Reilly Automotive Inc
(d)
235,288 226,643
$ 400,682
Semiconductors - 1 .52%
NVIDIA Corp 152,391 167,071
Software - 22 .92%
Adobe Inc
(d)
751,187 334,098
Cadence Design Systems Inc
(d)
276,858 79,267
Constellation Software Inc/Canada 19,814 55,057
Intuit Inc 699,782 403,383
Microsoft Corp 3,150,575 1,307,898
MSCI Inc 123,727 61,267
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Roper Technologies Inc 505,592 $ 269,359
$ 2,510,329
Transportation - 0 .03%
Union Pacific Corp 15,873 3,696
TOTAL COMMON STOCKS $ 10,909,858
Total Investments $ 10,958,228
Other Assets and Liabilities -  (0.04)% (4,442)
TOTAL NET ASSETS - 100.00% $ 10,953,786
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,811 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,799 or 0.02% of net assets.
Portfolio Summary
Sector Percent
Financial 26 .45%
Technology 24 .44%
Communications 19 .36%
Consumer, Non-cyclical 11 .49%
Consumer, Cyclical 8 .68%
Industrial 6 .90%
Basic Materials 2 .28%
Money Market Funds 0 .44%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 2 $ 788,865 $ 742,308 $ 46,559
$ 2 $ 788,865 $ 742,308 $ 46,559
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 507 $ — $ — $ —
$ 507 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .75 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .69%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
(a)
130,000 $ 13,896
Money Market Funds - 4 .06%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
8,278,736 8,279
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
73,933,300 73,933
$ 82,212
TOTAL INVESTMENT COMPANIES $ 96,108
BONDS - 28 .08%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 50
Omnicom Group Inc
2.45%, 04/30/2030 155 133
2.60%, 08/01/2031 35 29
$ 212
Aerospace & Defense - 0 .55%
Boeing Co/The
2.70%, 02/01/2027 110 101
2.75%, 02/01/2026 785 743
2.95%, 02/01/2030 140 119
3.25%, 02/01/2028 685 624
3.50%, 03/01/2039 200 142
3.63%, 02/01/2031 85 74
3.95%, 08/01/2059 290 182
5.04%, 05/01/2027 315 308
5.15%, 05/01/2030 475 453
5.71%, 05/01/2040 120 110
5.81%, 05/01/2050 505 452
5.88%, 02/15/2040 100 93
5.93%, 05/01/2060 350 309
6.26%, 05/01/2027
(e)
110 111
6.30%, 05/01/2029
(e)
255 257
6.53%, 05/01/2034
(e)
50 51
6.86%, 05/01/2054
(e)
200 203
General Dynamics Corp
1.15%, 06/01/2026 200 185
2.25%, 06/01/2031 280 235
4.25%, 04/01/2040 155 136
L3Harris Technologies Inc
5.05%, 06/01/2029 125 124
5.40%, 01/15/2027 160 161
5.40%, 07/31/2033 160 159
5.60%, 07/31/2053 55 55
Lockheed Martin Corp
3.90%, 06/15/2032 75 69
4.07%, 12/15/2042 105 88
4.09%, 09/15/2052 162 130
4.15%, 06/15/2053 310 250
4.50%, 02/15/2029 135 132
4.70%, 05/15/2046 75 68
4.75%, 02/15/2034 160 155
5.10%, 11/15/2027 155 156
5.20%, 02/15/2064 135 127
5.25%, 01/15/2033 155 157
5.70%, 11/15/2054 155 159
Northrop Grumman Corp
3.20%, 02/01/2027 130 124
4.70%, 03/15/2033 160 154
4.90%, 06/01/2034 135 130
4.95%, 03/15/2053 120 109
5.25%, 05/01/2050 600 571
RTX Corp
1.90%, 09/01/2031 155 123
2.38%, 03/15/2032 60 49
2.82%, 09/01/2051 150 92
3.03%, 03/15/2052 60 38
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp   (continued)
4.05%, 05/04/2047 $ 610 $ 480
4.13%, 11/16/2028 270 259
4.70%, 12/15/2041 350 311
5.00%, 02/27/2026 410 408
5.15%, 02/27/2033 410 403
5.38%, 02/27/2053 305 290
5.75%, 11/08/2026 145 146
5.75%, 01/15/2029 145 149
6.10%, 03/15/2034 180 188
6.40%, 03/15/2054 180 196
$ 11,098
Agriculture - 0 .41%
Altria Group Inc
2.45%, 02/04/2032 60 48
3.40%, 05/06/2030 530 477
3.70%, 02/04/2051 60 40
3.88%, 09/16/2046 410 297
4.00%, 02/04/2061 60 42
5.38%, 01/31/2044 375 356
5.80%, 02/14/2039 350 347
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 37
2.90%, 03/01/2032 130 110
4.50%, 08/15/2033 290 274
BAT Capital Corp
2.26%, 03/25/2028 150 134
2.73%, 03/25/2031 150 126
3.46%, 09/06/2029 210 191
3.98%, 09/25/2050 390 276
4.39%, 08/15/2037 540 456
4.54%, 08/15/2047 400 311
5.83%, 02/20/2031 100 101
6.42%, 08/02/2033 155 162
7.08%, 08/02/2043 155 166
7.08%, 08/02/2053 80 86
BAT International Finance PLC
1.67%, 03/25/2026 150 140
5.93%, 02/02/2029 310 317
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 51
Philip Morris International Inc
0.88%, 05/01/2026 85 78
1.75%, 11/01/2030 85 69
4.13%, 03/04/2043 300 242
4.88%, 02/13/2026 400 397
4.88%, 02/15/2028 160 158
4.88%, 02/13/2029 130 128
5.13%, 11/17/2027 580 579
5.25%, 02/13/2034 130 127
5.38%, 02/15/2033 160 159
5.50%, 09/07/2030 315 318
5.63%, 11/17/2029 580 591
5.75%, 11/17/2032 290 296
Reynolds American Inc
4.45%, 06/12/2025 137 135
5.70%, 08/15/2035 50 49
5.85%, 08/15/2045 375 349
$ 8,220
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 110 97
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 245 222
Southwest Airlines Co
3.00%, 11/15/2026
(a)
80 76

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 $ 57 $ 48
$ 443
Apparel - 0 .01%
NIKE Inc
3.25%, 03/27/2040 155 121
Automobile Manufacturers - 0 .52%
American Honda Finance Corp
1.20%, 07/08/2025 160 153
1.30%, 09/09/2026 60 55
2.25%, 01/12/2029 65 57
4.60%, 04/17/2030
(a)
160 156
4.70%, 01/12/2028 160 158
4.90%, 01/10/2034 135 131
5.65%, 11/15/2028 140 143
5.80%, 10/03/2025 360 362
5.85%, 10/04/2030 360 373
Ford Motor Co
6.10%, 08/19/2032 215 214
Ford Motor Credit Co LLC
2.70%, 08/10/2026 215 201
5.13%, 06/16/2025 215 213
5.80%, 03/05/2027 265 265
5.80%, 03/08/2029 250 248
5.85%, 05/17/2027 255 255
6.05%, 03/05/2031 265 264
6.80%, 11/07/2028 290 299
7.12%, 11/07/2033 290 306
7.35%, 11/04/2027 215 224
General Motors Co
5.15%, 04/01/2038 160 147
5.20%, 04/01/2045 85 75
5.40%, 04/01/2048 65 58
5.95%, 04/01/2049
(a)
230 221
6.25%, 10/02/2043 305 304
General Motors Financial Co Inc
1.25%, 01/08/2026 655 612
1.50%, 06/10/2026 60 55
2.35%, 02/26/2027 240 221
2.35%, 01/08/2031 55 45
2.40%, 04/10/2028 60 54
2.40%, 10/15/2028 155 136
2.70%, 06/10/2031 60 49
4.00%, 10/06/2026 75 72
4.35%, 01/17/2027 310 302
5.25%, 03/01/2026 200 199
5.40%, 05/08/2027 130 130
5.55%, 07/15/2029 250 249
5.80%, 01/07/2029 270 272
6.00%, 01/09/2028 160 163
6.40%, 01/09/2033 160 166
Honda Motor Co Ltd
2.53%, 03/10/2027 135 126
PACCAR Financial Corp
3.55%, 08/11/2025 65 64
4.60%, 01/31/2029 135 133
5.00%, 05/13/2027 130 130
Toyota Motor Corp
1.34%, 03/25/2026
(a)
115 108
5.12%, 07/13/2028 160 161
Toyota Motor Credit Corp
0.80%, 10/16/2025 555 523
1.15%, 08/13/2027 160 142
1.65%, 01/10/2031 55 44
1.90%, 01/13/2027 65 60
3.65%, 08/18/2025 355 348
4.45%, 06/29/2029 205 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
4.55%, 05/17/2030 $ 320 $ 312
4.80%, 01/05/2034 180 174
5.00%, 03/19/2027
(a)
155 155
5.10%, 03/21/2031 125 125
5.40%, 11/20/2026 205 206
$ 10,618
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 138
BorgWarner Inc
4.38%, 03/15/2045 300 242
$ 380
Banks - 5 .88%
Banco Santander SA
1.85%, 03/25/2026 400 374
3.49%, 05/28/2030 200 178
4.18%, 03/24/2028
(f)
600 576
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 198
5.59%, 08/08/2028 200 201
6.94%, 11/07/2033 200 218
Bank of America Corp
1.32%, 06/19/2026
(f)
310 296
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
210 196
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
115 106
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
445 363
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 166
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
60 53
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
115 94
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
630 504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
225 193
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(f)
255 237
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
260 214
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
175 147
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 324
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
75 47
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
530 447
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
115 75
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 330
3.31%, 04/22/2042
(f)
715 542
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
500 468
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(f)
600 569
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(f)
$ 550 $ 483
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(f)
75 71
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(f)
600 565
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(f)
315 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.33%, 03/15/2050
(f)
255 213
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(f)
175 170
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(f)
115 108
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(f)
885 876
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 71
5.02%, 07/22/2033
(f)
585 570
Secured Overnight Financing Rate + 2.16%
5.20%, 04/25/2029
(f)
250 249
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
515 507
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(f)
400 397
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(f)
315 320
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
315 322
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 63
5.93%, 09/15/2027
(f)
315 318
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 104
7.75%, 05/14/2038 500 596
Bank of America NA
5.53%, 08/18/2026 265 267
5.65%, 08/18/2025 275 276
Bank of Montreal
0.95%, 01/22/2027
(f)
55 51
Secured Overnight Financing Rate + 0.60%
3.09%, 01/10/2037
(f)
125 101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 70 69
4.70%, 09/14/2027 435 428
5.30%, 06/05/2026 160 160
5.37%, 06/04/2027
(g)
195 195
5.72%, 09/25/2028 315 321
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 60
2.50%, 01/26/2032 65 54
3.99%, 06/13/2028
(f)
70 68
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(f)
665 657
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(f)
370 362
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(f)
270 268
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(f)
170 165
Secured Overnight Financing Rate + 1.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The   (continued)
5.19%, 03/14/2035
(f)
$ 160 $ 157
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(f)
155 160
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
315 328
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 56
1.30%, 06/11/2025 155 148
1.30%, 09/15/2026 260 238
2.15%, 08/01/2031 60 49
4.50%, 12/16/2025 60 59
4.85%, 02/01/2030 615 603
5.35%, 12/07/2026 135 135
5.40%, 06/04/2027
(g)
255 255
Barclays PLC
2.65%, 06/24/2031
(f)
385 325
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(a),(f)
200 154
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 372
4.97%, 05/16/2029
(f)
750 733
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(f)
300 299
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(f)
250 250
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(f)
250 250
Secured Overnight Financing Rate + 1.74%
6.22%, 05/09/2034
(f)
320 328
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(f)
235 239
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(f)
315 334
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(f)
310 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(f)
310 341
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 55
5.00%, 04/28/2028 350 347
5.93%, 10/02/2026 160 162
5.99%, 10/03/2028 160 164
Citibank NA
5.80%, 09/29/2028 275 282
5.86%, 09/29/2025 275 277
Citigroup Inc
1.12%, 01/28/2027
(f)
60 56
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
455 420
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(f)
155 127
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
200 166
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 264
Secured Overnight Financing Rate + 2.11%

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
2.90%, 11/03/2042
(f)
$ 60 $ 42
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
150 133
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
500 422
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(f)
125 118
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 107
3.79%, 03/17/2033
(f)
520 462
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(f)
220 184
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 593
4.28%, 04/24/2048
(f)
100 83
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 73
4.40%, 06/10/2025 300 296
4.45%, 09/29/2027 875 852
4.65%, 07/30/2045 115 102
4.66%, 05/24/2028
(f)
835 820
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
165 158
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(f)
265 262
Secured Overnight Financing Rate + 1.36%
5.61%, 09/29/2026
(f)
625 625
Secured Overnight Financing Rate + 1.55%
5.83%, 02/13/2035
(f)
500 495
Secured Overnight Financing Rate + 2.06%
6.17%, 05/25/2034
(f)
320 325
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
310 325
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 393
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 184
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 265 261
5.50%, 07/18/2025 315 315
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(f)
600 568
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 244
5.37%, 09/09/2027 255 256
6.72%, 01/18/2029
(f)
320 330
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
320 329
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
275 262
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(f)
135 134
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
235 241
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(f)
395 369
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
285 265
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
60 55
Secured Overnight Financing Rate + 0.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
1.95%, 10/21/2027
(f)
$ 235 $ 216
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
355 287
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 514
2.62%, 04/22/2032
(f)
115 96
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
185 172
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
425 352
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
115 81
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
210 178
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
60 44
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
200 152
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(f)
290 276
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 73
3.81%, 04/23/2029
(f)
75 71
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 492
4.22%, 05/01/2029
(f)
500 479
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(f)
175 155
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
445 434
Secured Overnight Financing Rate + 1.73%
5.15%, 05/22/2045 450 426
5.73%, 04/25/2030
(f)
220 223
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(f)
150 153
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 236
6.48%, 10/24/2029
(f)
315 328
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
160 172
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 852
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
300 268
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
310 299
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 166
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
600 503
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 172
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(f)
300 279
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.58%, 06/19/2029
(f)
300 290
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
250 245
Secured Overnight Financing Rate + 2.11%
5.55%, 03/04/2030
(f)
250 250
Secured Overnight Financing Rate + 1.46%

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
5.72%, 03/04/2035
(f)
$ 250 $ 251
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
255 256
Secured Overnight Financing Rate + 1.52%
5.89%, 08/14/2027
(f)
370 372
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(f)
200 204
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
570 594
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
595 629
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 105
6.55%, 06/20/2034
(f)
320 331
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
310 327
Secured Overnight Financing Rate + 3.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 310
ING Groep NV
1.73%, 04/01/2027
(f)
700 653
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
250 248
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
235 242
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
115 107
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
135 126
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
245 224
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(f)
115 107
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
135 109
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
115 93
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
190 168
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
70 64
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(f)
65 44
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
420 347
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
465 390
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.96%, 05/13/2031
(f)
575 500
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
235 176
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
235 160
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
115 81
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
590 555
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.88%, 07/24/2038
(f)
$ 100 $ 86
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 400 393
3.96%, 11/15/2048
(f)
825 660
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(f)
230 220
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(f)
550 535
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(f)
305 295
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
135 128
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(f)
65 64
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(f)
435 422
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 402
5.01%, 01/23/2030
(f)
320 316
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
305 302
Secured Overnight Financing Rate + 1.19%
5.30%, 07/24/2029
(f)
315 315
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
185 183
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
545 541
Secured Overnight Financing Rate + 1.85%
5.57%, 04/22/2028
(f)
250 252
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(f)
250 253
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 370 378
5.72%, 09/14/2033
(f)
255 258
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
390 398
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
320 325
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
320 329
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
320 338
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 269
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 769
KeyCorp
2.25%, 04/06/2027 110 100
Korea Development Bank/The
0.80%, 04/27/2026 200 184
3.00%, 01/13/2026 400 387
4.00%, 09/08/2025 500 492
4.38%, 02/15/2028 315 309
4.50%, 02/15/2029 265 261
5.38%, 10/23/2026 320 322
5.63%, 10/23/2033 200 208
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(h)
250 134
0.38%, 07/18/2025 315 299
0.63%, 01/22/2026 565 526

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau   (continued)
1.00%, 10/01/2026 $ 90 $ 83
2.88%, 04/03/2028
(a)
600 563
3.00%, 05/20/2027
(a)
320 304
3.13%, 06/10/2025 355 348
3.63%, 04/01/2026 480 469
3.75%, 02/15/2028 250 242
3.88%, 06/15/2028 380 369
4.00%, 03/15/2029 80 78
4.13%, 07/15/2033 315 304
4.38%, 03/01/2027 500 495
4.38%, 02/28/2034 140 138
4.63%, 08/07/2026 315 313
4.75%, 10/29/2030
(a)
320 323
5.13%, 09/29/2025 320 320
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 315 293
1.75%, 07/27/2026 200 187
2.38%, 06/10/2025 230 223
3.88%, 09/28/2027 320 311
3.88%, 06/14/2028 320 311
4.63%, 04/17/2029 250 250
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
200 187
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 313
4.58%, 12/10/2025 575 564
4.65%, 03/24/2026 675 662
4.98%, 08/11/2033
(f)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.68%, 01/05/2035
(f)
265 264
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(f)
310 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 191
1.54%, 07/20/2027
(f)
800 737
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.56%, 02/25/2030 285 247
3.20%, 07/18/2029 200 182
4.08%, 04/19/2028
(f)
600 579
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(f)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(f)
255 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.43%, 04/17/2035
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
$ 200 $ 166
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.15%, 07/16/2030
(f)
700 628
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
255 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(f)
320 324
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
315 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(f)
80 75
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(f)
115 106
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
155 144
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
550 438
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
95 76
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
115 93
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
40 37
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
810 639
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
130 107
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(f)
175 152
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(f)
210 132
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
90 76
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 143
3.22%, 04/22/2042
(f)
60 45
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 85
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(f)
600 569
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 685
4.21%, 04/20/2028
(f)
135 131
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 275
4.68%, 07/17/2026
(f)
375 371
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(f)
85 81
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 670
5.05%, 01/28/2027
(f)
240 238
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(f)
320 318
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
260 258
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
200 199
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(f)
425 415
Secured Overnight Financing Rate + 1.87%

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.42%, 07/21/2034
(f)
$ 315 $ 312
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
315 316
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
135 134
Secured Overnight Financing Rate + 1.73%
5.65%, 04/13/2028
(f)
105 106
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
250 253
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(f)
75 77
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(f)
160 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(f)
310 312
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(f)
310 319
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
310 328
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 222
6.41%, 11/01/2029
(f)
280 291
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
180 194
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 320 317
National Australia Bank Ltd/New York
4.79%, 01/10/2029
(a)
500 495
NatWest Group PLC
1.64%, 06/14/2027
(f)
200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(f)
700 682
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 392
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 287
3.63%, 09/09/2027 325 314
4.13%, 01/20/2026 155 153
4.25%, 03/01/2028 320 315
4.75%, 05/21/2027 250 250
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
245 202
Secured Overnight Financing Rate + 0.98%
3.45%, 04/23/2029 175 162
4.63%, 06/06/2033
(f)
160 148
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(f)
375 370
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(f)
135 135
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(f)
410 409
Secured Overnight Financing Rate + 1.62%
5.68%, 01/22/2035
(f)
65 65
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
315 321
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(f)
240 246
Secured Overnight Financing Rate + 1.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada
1.15%, 07/14/2026 $ 60 $ 55
1.20%, 04/27/2026 555 514
3.63%, 05/04/2027 320 307
3.88%, 05/04/2032 145 132
4.90%, 01/12/2028 165 163
4.95%, 02/01/2029 235 233
5.00%, 05/02/2033 175 172
5.20%, 07/20/2026 160 160
6.00%, 11/01/2027 155 159
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
290 266
Secured Overnight Financing Rate + 1.25%
6.12%, 05/31/2027
(f)
255 256
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(f)
200 184
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(f)
600 503
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(f)
65 60
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 50
4.42%, 05/13/2033
(f)
135 128
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(f)
245 236
Secured Overnight Financing Rate + 1.57%
5.27%, 08/03/2026 155 155
5.68%, 11/21/2029
(f)
140 143
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(f)
495 497
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 383
2.13%, 07/08/2030 200 166
2.14%, 09/23/2030 150 124
2.93%, 09/17/2041 60 44
3.01%, 10/19/2026 75 71
3.04%, 07/16/2029 200 180
3.36%, 07/12/2027 400 379
3.45%, 01/11/2027 165 158
5.46%, 01/13/2026 420 420
5.52%, 01/13/2028 410 414
5.77%, 01/13/2033 400 411
5.80%, 07/13/2028 315 321
5.81%, 09/14/2033
(a)
235 243
6.18%, 07/13/2043 160 175
Toronto-Dominion Bank/The
1.15%, 06/12/2025 825 790
1.20%, 06/03/2026 260 240
1.95%, 01/12/2027
(a)
125 116
2.00%, 09/10/2031 60 48
3.20%, 03/10/2032 65 56
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.46%, 06/08/2032 70 66
4.69%, 09/15/2027 655 644
4.99%, 04/05/2029 250 247
5.10%, 01/09/2026 160 159
5.52%, 07/17/2028 160 161
5.53%, 07/17/2026 160 160
Truist Bank
2.25%, 03/11/2030 1,000 827
3.80%, 10/30/2026 250 240

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
1.20%, 08/05/2025 $ 60 $ 57
1.27%, 03/02/2027
(f)
195 181
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
130 113
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(a)
60 49
4.12%, 06/06/2028
(f)
290 279
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
160 157
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(f)
160 152
Secured Overnight Financing Rate + 1.85%
5.44%, 01/24/2030
(f)
65 65
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
55 55
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
160 161
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(f)
155 155
Secured Overnight Financing Rate + 1.63%
UBS AG/New York NY
5.00%, 07/09/2027 500 494
US Bancorp
1.38%, 07/22/2030 110 88
2.22%, 01/27/2028
(f)
275 253
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(f)
170 133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(f)
480 467
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(f)
285 278
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
285 269
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(f)
55 55
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
40 40
Secured Overnight Financing Rate + 1.86%
5.73%, 10/21/2026
(f)
155 155
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(f)
320 323
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
155 157
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
220 202
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(f)
700 602
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 10/23/2026 250 237
3.07%, 04/30/2041
(f)
485 356
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
430 371
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(f)
160 152
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 73
3.58%, 05/22/2028
(f)
375 356
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.40%, 06/14/2046 110 90
4.61%, 04/25/2053
(f)
155 132
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 515
4.75%, 12/07/2046 250 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.81%, 07/25/2028
(f)
$ 65 $ 64
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(f)
735 703
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 66
5.01%, 04/04/2051
(f)
440 401
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(f)
265 263
Secured Overnight Financing Rate + 1.50%
5.38%, 11/02/2043 185 175
5.39%, 04/24/2034
(f)
375 369
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(f)
265 263
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
475 473
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
475 478
Secured Overnight Financing Rate + 1.74%
5.71%, 04/22/2028
(f)
250 252
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(f)
320 331
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
320 340
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 250
5.45%, 08/07/2026 315 316
Westpac Banking Corp
1.15%, 06/03/2026 60 55
3.02%, 11/18/2036
(f)
405 331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 42
3.74%, 08/26/2025 120 118
4.11%, 07/24/2034
(f)
555 510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.05%, 04/16/2029 690 689
$ 119,018
Beverages - 0 .52%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 250 236
4.90%, 02/01/2046 720 661
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 67
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 120
4.35%, 06/01/2040 165 145
4.60%, 04/15/2048 6 5
4.75%, 01/23/2029 250 248
4.95%, 01/15/2042 220 206
5.00%, 06/15/2034 125 123
5.45%, 01/23/2039 450 451
5.55%, 01/23/2049 470 471
5.80%, 01/23/2059 325 337
8.20%, 01/15/2039 60 76
Coca-Cola Co/The
1.50%, 03/05/2028 60 53
2.50%, 06/01/2040 140 98
2.50%, 03/15/2051 265 160
2.60%, 06/01/2050 140 87
2.88%, 05/05/2041 60 44
3.00%, 03/05/2051 90 61
5.00%, 05/13/2034 455 453
5.30%, 05/13/2054 455 448

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
2.25%, 08/01/2031 $ 1,040 $ 849
3.15%, 08/01/2029 90 81
3.60%, 02/15/2028 700 661
4.35%, 05/09/2027 160 156
4.90%, 05/01/2033 80 77
Diageo Capital PLC
2.38%, 10/24/2029 200 176
5.30%, 10/24/2027 310 312
5.63%, 10/05/2033 400 413
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 50
3.35%, 03/15/2051 60 41
3.40%, 11/15/2025 250 243
3.95%, 04/15/2029 735 696
4.05%, 04/15/2032 210 194
4.50%, 04/15/2052 85 71
5.10%, 03/15/2027 155 155
Molson Coors Beverage Co
3.00%, 07/15/2026 105 100
4.20%, 07/15/2046 250 201
PepsiCo Inc
2.63%, 10/21/2041 725 508
2.75%, 10/21/2051 225 142
2.88%, 10/15/2049 145 96
3.00%, 10/15/2027 600 565
5.25%, 11/10/2025 205 206
$ 10,543
Biotechnology - 0 .36%
Amgen Inc
1.65%, 08/15/2028 125 109
2.00%, 01/15/2032 120 96
2.45%, 02/21/2030 155 134
2.60%, 08/19/2026 700 662
2.77%, 09/01/2053 510 305
3.00%, 02/22/2029 200 183
3.00%, 01/15/2052 120 78
3.15%, 02/21/2040 155 116
3.38%, 02/21/2050 545 384
4.20%, 03/01/2033 80 74
4.20%, 02/22/2052 200 159
4.40%, 05/01/2045 65 55
4.66%, 06/15/2051 410 351
4.88%, 03/01/2053 80 71
5.15%, 03/02/2028 280 279
5.15%, 11/15/2041 113 106
5.25%, 03/02/2030 135 135
5.25%, 03/02/2033 160 159
5.60%, 03/02/2043 320 317
5.65%, 03/02/2053 320 316
5.75%, 03/02/2063 240 236
Biogen Inc
4.05%, 09/15/2025 160 157
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030 150 122
2.80%, 10/01/2050 150 94
2.95%, 03/01/2027 240 227
3.65%, 03/01/2026 190 185
4.15%, 03/01/2047 25 20
4.50%, 02/01/2045 500 429
4.75%, 03/01/2046 580 514
5.25%, 10/15/2033 160 160
5.55%, 10/15/2053 160 159
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/2027 $ 655 $ 585
2.20%, 09/02/2030 155 128
3.30%, 09/02/2040 155 112
$ 7,375
Building Materials - 0 .10%
Carrier Global Corp
2.49%, 02/15/2027 35 33
2.72%, 02/15/2030 420 369
3.38%, 04/05/2040 155 120
3.58%, 04/05/2050 155 113
5.80%, 11/30/2025 140 141
5.90%, 03/15/2034 140 145
6.20%, 03/15/2054 55 59
Johnson Controls International plc
5.13%, 09/14/2045 29 26
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 96
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 134
3.20%, 07/15/2051 60 40
Masco Corp
1.50%, 02/15/2028 60 52
Owens Corning
4.30%, 07/15/2047 150 122
5.50%, 06/15/2027 130 131
5.70%, 06/15/2034 130 131
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 85
Vulcan Materials Co
3.50%, 06/01/2030 295 268
$ 2,065
Chemicals - 0 .30%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 192
4.60%, 02/08/2029 130 128
4.80%, 03/03/2033 160 156
Celanese US Holdings LLC
6.17%, 07/15/2027 135 137
6.38%, 07/15/2032 135 139
Dow Chemical Co/The
2.10%, 11/15/2030 160 134
3.60%, 11/15/2050 160 113
4.38%, 11/15/2042 350 293
4.63%, 10/01/2044 270 232
4.80%, 11/30/2028 90 89
4.80%, 05/15/2049 340 291
5.15%, 02/15/2034 130 127
DuPont de Nemours Inc
4.73%, 11/15/2028 700 696
5.32%, 11/15/2038 145 146
5.42%, 11/15/2048 185 186
Eastman Chemical Co
4.65%, 10/15/2044 75 63
Ecolab Inc
1.30%, 01/30/2031 150 119
1.65%, 02/01/2027 105 96
2.75%, 08/18/2055 700 423
EIDP Inc
1.70%, 07/15/2025 60 58
LYB International Finance III LLC
1.25%, 10/01/2025 64 60
2.25%, 10/01/2030 130 109
3.63%, 04/01/2051 130 90
4.20%, 10/15/2049 160 123
5.63%, 05/15/2033
(a)
160 162

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Mosaic Co/The
5.63%, 11/15/2043 $ 25 $ 24
Nutrien Ltd
4.20%, 04/01/2029 400 383
5.00%, 04/01/2049 280 248
5.80%, 03/27/2053 160 159
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 60 56
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 202
3.30%, 05/15/2050 90 62
4.50%, 06/01/2047 390 330
Westlake Corp
3.13%, 08/15/2051 60 38
3.60%, 08/15/2026 110 106
$ 6,126
Coal - 0 .01%
Teck Resources Ltd
3.90%, 07/15/2030 115 106
Commercial Mortgage Backed Securities - 0 .18%
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 870
Fannie Mae-Aces
2.99%, 12/25/2027
(i)
669 627
Freddie Mac Multifamily Structured Pass Through
Certificates
3.17%, 10/25/2024 965 955
3.21%, 03/25/2025 1,244 1,221
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 60 60
$ 3,733
Commercial Services - 0 .13%
American University/The
3.67%, 04/01/2049 35 27
Global Payments Inc
1.20%, 03/01/2026 645 598
3.20%, 08/15/2029 140 125
4.15%, 08/15/2049 70 53
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 166
4.68%, 07/01/2114 100 87
Moody's Corp
4.25%, 08/08/2032 65 61
5.25%, 07/15/2044 90 86
PayPal Holdings Inc
2.85%, 10/01/2029 755 678
3.90%, 06/01/2027 65 63
4.40%, 06/01/2032 65 62
5.50%, 06/01/2054 130 126
S&P Global Inc
1.25%, 08/15/2030 160 128
2.45%, 03/01/2027 100 93
2.50%, 12/01/2029
(a)
55 48
3.25%, 12/01/2049 55 39
3.70%, 03/01/2052 100 75
5.25%, 09/15/2033
(e)
160 161
University of Southern California
5.25%, 10/01/2111 20 19
$ 2,695
Computers - 0 .56%
Apple Inc
0.70%, 02/08/2026 275 256
1.20%, 02/08/2028 430 379
2.40%, 08/20/2050 210 127
2.65%, 02/08/2051 140 88
2.70%, 08/05/2051 85 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
2.80%, 02/08/2061 $ 850 $ 518
2.90%, 09/12/2027 300 283
2.95%, 09/11/2049 140 95
3.00%, 06/20/2027 500 474
3.20%, 05/11/2027 110 105
3.25%, 02/23/2026 500 486
3.35%, 02/09/2027 125 120
3.35%, 08/08/2032 500 450
3.75%, 11/13/2047 195 155
3.85%, 05/04/2043 200 167
3.95%, 08/08/2052 235 190
4.38%, 05/13/2045 80 71
4.65%, 02/23/2046 375 346
4.85%, 05/10/2053
(a)
320 306
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 228
3.45%, 12/15/2051 246 167
5.25%, 02/01/2028 160 161
5.30%, 10/01/2029 300 301
5.40%, 04/15/2034 185 182
6.02%, 06/15/2026 486 490
8.35%, 07/15/2046 26 33
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 200 199
6.20%, 10/15/2035 75 79
6.35%, 10/15/2045 340 361
HP Inc
3.00%, 06/17/2027 140 131
4.75%, 01/15/2028 495 488
6.00%, 09/15/2041 355 364
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 258
4.90%, 02/05/2034 265 255
International Business Machines Corp
2.20%, 02/09/2027 575 533
3.30%, 05/15/2026 500 482
3.50%, 05/15/2029 160 149
4.00%, 07/27/2025 100 99
4.00%, 06/20/2042 110 89
4.15%, 05/15/2039 195 167
4.25%, 05/15/2049 600 484
4.40%, 07/27/2032 100 94
4.50%, 02/06/2028 370 363
4.70%, 02/19/2046 145 129
5.10%, 02/06/2053 160 148
NetApp Inc
2.38%, 06/22/2027 155 142
$ 11,246
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 157
Cosmetics & Personal Care - 0 .15%
Colgate-Palmolive Co
4.60%, 03/01/2028 160 160
Haleon US Capital LLC
3.38%, 03/24/2027 250 238
3.63%, 03/24/2032 250 223
Kenvue Inc
4.90%, 03/22/2033 160 157
5.05%, 03/22/2028 160 161
5.05%, 03/22/2053 160 150
5.10%, 03/22/2043 160 154
Procter & Gamble Co/The
0.55%, 10/29/2025 180 169
1.90%, 02/01/2027 540 501

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Unilever Capital Corp
1.38%, 09/14/2030 $ 150 $ 121
1.75%, 08/12/2031 680 550
2.90%, 05/05/2027 435 412
$ 2,996
Diversified Financial Services - 0 .87%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 141
2.45%, 10/29/2026 150 140
3.00%, 10/29/2028 600 542
3.30%, 01/30/2032 750 639
3.40%, 10/29/2033 150 125
5.10%, 01/19/2029 150 148
6.10%, 01/15/2027 315 320
Air Lease Corp
1.88%, 08/15/2026 350 323
2.10%, 09/01/2028 385 336
2.88%, 01/15/2026 700 669
2.88%, 01/15/2032 65 54
5.10%, 03/01/2029 135 133
Ally Financial Inc
2.20%, 11/02/2028 60 52
4.75%, 06/09/2027 160 155
8.00%, 11/01/2031 420 460
American Express Co
1.65%, 11/04/2026 310 284
3.30%, 05/03/2027 500 475
4.05%, 05/03/2029 100 96
4.05%, 12/03/2042 440 370
5.10%, 02/16/2028
(f)
130 129
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(f)
160 160
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(f)
160 160
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(f)
250 252
Secured Overnight Financing Rate + 1.09%
6.34%, 10/30/2026
(f)
140 142
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(f)
70 75
Secured Overnight Financing Rate + 1.94%
BlackRock Inc
2.10%, 02/25/2032 295 240
Capital One Financial Corp
1.88%, 11/02/2027
(f)
390 356
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
510 398
Secured Overnight Financing Rate + 1.34%
4.93%, 05/10/2028
(f)
245 241
Secured Overnight Financing Rate + 2.06%
5.70%, 02/01/2030
(a),(f)
135 135
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
160 158
Secured Overnight Financing Rate + 2.60%
6.05%, 02/01/2035
(f)
65 65
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(f)
160 163
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
210 230
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 400 370
1.15%, 05/13/2026 60 55
1.65%, 03/11/2031
(a)
400 319
1.95%, 12/01/2031 540 430
2.00%, 03/20/2028 115 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The   (continued)
5.64%, 05/19/2029
(f)
$ 160 $ 162
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 157
6.14%, 08/24/2034
(f)
155 160
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
140 145
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 200
Discover Financial Services
4.10%, 02/09/2027 75 72
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 92
2.10%, 06/15/2030 400 335
2.65%, 09/15/2040 160 111
3.00%, 09/15/2060 160 96
3.75%, 12/01/2025 75 73
3.75%, 09/21/2028 335 317
4.00%, 09/15/2027 135 130
4.25%, 09/21/2048 250 206
4.60%, 03/15/2033 220 209
4.95%, 06/15/2052 65 59
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 161
Legg Mason Inc
5.63%, 01/15/2044 25 24
Mastercard Inc
2.00%, 11/18/2031 190 155
2.95%, 03/15/2051 60 40
3.35%, 03/26/2030 875 805
3.85%, 03/26/2050 125 99
4.88%, 03/09/2028 160 161
Nasdaq Inc
2.50%, 12/21/2040 55 36
5.35%, 06/28/2028 160 161
5.95%, 08/15/2053 40 41
Nomura Holdings Inc
1.85%, 07/16/2025 415 397
2.33%, 01/22/2027 200 184
2.68%, 07/16/2030 450 381
5.84%, 01/18/2028 320 324
6.09%, 07/12/2033
(a)
315 328
Synchrony Financial
3.95%, 12/01/2027 720 674
4.50%, 07/23/2025 275 270
Visa Inc
1.10%, 02/15/2031 60 47
1.90%, 04/15/2027 80 74
2.00%, 08/15/2050 160 89
2.70%, 04/15/2040 155 113
2.75%, 09/15/2027 150 140
4.15%, 12/14/2035 500 465
4.30%, 12/14/2045 200 174
$ 17,510
Electric - 2 .01%
AEP Texas Inc
2.10%, 07/01/2030 160 132
3.45%, 01/15/2050 50 33
3.45%, 05/15/2051 60 39
4.70%, 05/15/2032 105 99
5.25%, 05/15/2052 105 94
AEP Transmission Co LLC
2.75%, 08/15/2051
(a)
60 36
4.50%, 06/15/2052 70 58
5.40%, 03/15/2053 160 153
AES Corp/The
2.45%, 01/15/2031 60 49

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alabama Power Co
1.45%, 09/15/2030 $ 155 $ 125
3.13%, 07/15/2051 60 40
Ameren Corp
1.75%, 03/15/2028
(a)
60 53
5.00%, 01/15/2029 130 128
5.70%, 12/01/2026 140 141
Ameren Illinois Co
1.55%, 11/15/2030 65 52
3.25%, 03/15/2050 75 51
3.85%, 09/01/2032 355 321
4.15%, 03/15/2046 330 270
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 131
5.63%, 03/01/2033 160 159
Arizona Public Service Co
2.60%, 08/15/2029 90 79
2.65%, 09/15/2050 150 87
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 50
4.55%, 06/01/2052 20 17
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 288
2.85%, 05/15/2051 85 52
3.80%, 07/15/2048 650 477
4.60%, 05/01/2053 65 54
5.15%, 11/15/2043 200 188
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 42
4.95%, 04/01/2033 160 156
5.20%, 10/01/2028 160 161
CenterPoint Energy Inc
1.45%, 06/01/2026 60 56
2.95%, 03/01/2030 100 88
3.70%, 09/01/2049 60 43
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 459
3.13%, 03/15/2051 420 274
4.00%, 03/01/2048 370 288
5.30%, 06/01/2034 130 130
5.30%, 02/01/2053 160 151
5.65%, 06/01/2054 130 129
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 56
2.05%, 07/01/2031 60 49
3.20%, 03/15/2027 140 133
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 46
3.00%, 12/01/2060 65 38
3.70%, 11/15/2059 80 55
3.88%, 06/15/2047 300 232
4.30%, 12/01/2056 500 395
5.20%, 03/01/2033 160 160
6.15%, 11/15/2052 155 164
6.30%, 08/15/2037 370 392
6.75%, 04/01/2038 160 177
Consumers Energy Co
2.50%, 05/01/2060
(a)
91 51
4.60%, 05/30/2029 135 132
4.90%, 02/15/2029 155 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
1.45%, 04/15/2026 $ 760 $ 706
3.30%, 04/15/2041 60 44
3.38%, 04/01/2030 315 283
4.90%, 08/01/2041 360 318
5.38%, 11/15/2032 410 405
5.95%, 06/15/2035 200 203
DTE Electric Co
1.90%, 04/01/2028 40 36
3.70%, 03/15/2045 200 155
5.20%, 03/01/2034 130 129
5.40%, 04/01/2053 160 156
DTE Energy Co
1.05%, 06/01/2025 80 77
4.88%, 06/01/2028 105 103
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 117
4.95%, 01/15/2033 160 156
5.30%, 02/15/2040 125 122
5.35%, 01/15/2053 160 152
5.40%, 01/15/2054 135 130
6.05%, 04/15/2038 460 479
Duke Energy Corp
0.90%, 09/15/2025 150 141
2.65%, 09/01/2026 90 85
3.15%, 08/15/2027 90 85
3.30%, 06/15/2041 60 44
3.50%, 06/15/2051 60 41
3.95%, 08/15/2047 150 112
4.20%, 06/15/2049 150 116
4.50%, 08/15/2032 340 318
4.80%, 12/15/2045 230 198
4.85%, 01/05/2029 135 132
5.00%, 08/15/2052 65 57
6.10%, 09/15/2053 160 164
Duke Energy Florida LLC
1.75%, 06/15/2030 155 128
2.50%, 12/01/2029 255 224
3.40%, 10/01/2046 200 142
5.88%, 11/15/2033 145 151
5.95%, 11/15/2052 155 159
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 94
5.40%, 04/01/2053 160 152
Duke Energy Progress LLC
2.50%, 08/15/2050 160 92
Emera US Finance LP
4.75%, 06/15/2046 75 61
Entergy Arkansas LLC
2.65%, 06/15/2051 45 26
4.20%, 04/01/2049 600 479
5.15%, 01/15/2033 160 158
Entergy Corp
1.90%, 06/15/2028 35 31
2.40%, 06/15/2031 60 49
Entergy Louisiana LLC
2.90%, 03/15/2051 35 21
3.10%, 06/15/2041 60 43
3.12%, 09/01/2027 200 188
4.75%, 09/15/2052 415 357
Entergy Texas Inc
1.75%, 03/15/2031 150 121
4.00%, 03/30/2029 170 162
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 157
Evergy Metro Inc
2.25%, 06/01/2030 155 131

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eversource Energy
0.80%, 08/15/2025 $ 160 $ 151
1.65%, 08/15/2030 160 128
5.00%, 01/01/2027 135 134
5.13%, 05/15/2033 160 153
Exelon Corp
3.35%, 03/15/2032 65 57
5.15%, 03/15/2029 125 124
Florida Power & Light Co
2.45%, 02/03/2032 65 54
2.88%, 12/04/2051 65 41
3.70%, 12/01/2047 70 53
4.05%, 10/01/2044 145 119
4.13%, 02/01/2042 300 254
4.40%, 05/15/2028 160 156
4.80%, 05/15/2033 120 116
5.10%, 04/01/2033 160 158
5.30%, 06/15/2034
(g)
130 130
5.60%, 06/15/2054
(g)
130 131
5.65%, 02/01/2037 250 254
Georgia Power Co
3.25%, 03/30/2027 400 379
4.30%, 03/15/2042 460 393
4.65%, 05/16/2028 160 157
4.70%, 05/15/2032 65 63
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
Kentucky Utilities Co
3.30%, 06/01/2050 205 139
MidAmerican Energy Co
3.15%, 04/15/2050 145 96
4.25%, 07/15/2049 215 176
5.30%, 02/01/2055 135 128
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 55
4.15%, 12/15/2032 765 703
4.80%, 03/15/2028 365 361
5.00%, 02/07/2031 135 134
5.15%, 06/15/2029 130 130
Nevada Power Co
2.40%, 05/01/2030 200 170
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 40
2.25%, 06/01/2030 250 211
2.75%, 11/01/2029 545 482
3.55%, 05/01/2027 700 667
4.90%, 02/28/2028 160 158
4.90%, 03/15/2029 135 133
4.95%, 01/29/2026 135 134
5.00%, 07/15/2032 70 68
5.25%, 03/15/2034 135 132
5.25%, 02/28/2053 160 149
Northern States Power Co/MN
2.25%, 04/01/2031 60 50
2.60%, 06/01/2051 155 92
2.90%, 03/01/2050 70 45
5.10%, 05/15/2053 160 148
5.35%, 11/01/2039 30 29
NSTAR Electric Co
4.55%, 06/01/2052 65 55
4.95%, 09/15/2052 565 507
5.40%, 06/01/2034 130 130
Ohio Power Co
1.63%, 01/15/2031 265 211
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 $ 150 $ 141
3.10%, 09/15/2049 195 130
4.15%, 06/01/2032 65 60
4.30%, 05/15/2028 570 556
4.55%, 09/15/2032 390 370
4.60%, 06/01/2052 65 56
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 545
2.50%, 02/01/2031 880 725
3.30%, 08/01/2040 155 111
3.50%, 08/01/2050 850 561
4.20%, 06/01/2041 195 154
4.95%, 06/08/2025 180 178
5.80%, 05/15/2034 125 125
5.90%, 06/15/2032 60 60
6.10%, 01/15/2029 160 163
6.75%, 01/15/2053 160 169
PacifiCorp
2.90%, 06/15/2052 60 35
5.30%, 02/15/2031 265 262
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 160 146
6.00%, 01/15/2039 310 314
6.25%, 10/15/2037 330 340
PECO Energy Co
2.80%, 06/15/2050 110 69
2.85%, 09/15/2051 150 93
4.38%, 08/15/2052 360 299
4.60%, 05/15/2052 20 17
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 46
3.95%, 06/01/2047 100 79
4.85%, 02/15/2034 65 63
5.00%, 05/15/2033 160 157
Public Service Co of Colorado
1.88%, 06/15/2031 45 36
2.70%, 01/15/2051 95 55
5.35%, 05/15/2034 385 381
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 156
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 106
3.65%, 09/01/2028 200 190
3.80%, 03/01/2046 570 445
5.45%, 08/01/2053 155 152
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 302
5.88%, 10/15/2028 160 163
6.13%, 10/15/2033 160 166
Puget Sound Energy Inc
2.89%, 09/15/2051 170 105
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 122
3.32%, 04/15/2050 155 105
3.70%, 03/15/2052 65 47
4.50%, 08/15/2040 50 44
Sempra
4.00%, 02/01/2048 70 53
Southern California Edison Co
2.25%, 06/01/2030 155 130
2.85%, 08/01/2029 100 89
3.45%, 02/01/2052 65 44
3.65%, 02/01/2050 640 457
4.00%, 04/01/2047 450 345
4.70%, 06/01/2027 135 133
4.88%, 02/01/2027 135 134
5.30%, 03/01/2028 160 160

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co   (continued)
5.45%, 06/01/2031 $ 65 $ 65
5.50%, 03/15/2040 350 339
5.65%, 10/01/2028 160 163
5.70%, 03/01/2053 160 156
5.85%, 11/01/2027 155 158
5.95%, 02/01/2038 30 30
Southern Co/The
1.75%, 03/15/2028 60 53
3.75%, 09/15/2051
(f)
40 37
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
150 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 493
5.20%, 06/15/2033 160 157
5.50%, 03/15/2029 160 162
5.70%, 10/15/2032 665 677
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 500 474
Southwestern Public Service Co
4.50%, 08/15/2041 150 125
Tampa Electric Co
3.45%, 03/15/2051 100 68
Tucson Electric Power Co
1.50%, 08/01/2030 105 84
3.25%, 05/01/2051 60 39
Union Electric Co
2.15%, 03/15/2032 60 48
2.63%, 03/15/2051 130 77
5.45%, 03/15/2053 160 154
Virginia Electric and Power Co
2.30%, 11/15/2031 65 53
2.45%, 12/15/2050 145 82
2.95%, 11/15/2051 120 75
3.75%, 05/15/2027 40 39
5.45%, 04/01/2053 310 297
8.88%, 11/15/2038 225 292
WEC Energy Group Inc
1.38%, 10/15/2027 130 115
2.20%, 12/15/2028 60 53
4.75%, 01/09/2026 160 158
5.00%, 09/27/2025 75 74
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 351
Xcel Energy Inc
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 122
4.60%, 06/01/2032 40 37
$ 40,706
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 204
2.20%, 12/21/2031 820 680
$ 884
Electronics - 0 .09%
Fortive Corp
3.15%, 06/15/2026 100 96
Honeywell International Inc
1.10%, 03/01/2027 60 54
1.35%, 06/01/2025 80 77
1.75%, 09/01/2031 60 49
1.95%, 06/01/2030 450 381
3.81%, 11/21/2047 100 78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc   (continued)
4.25%, 01/15/2029 $ 160 $ 156
5.00%, 02/15/2033 500 499
5.00%, 03/01/2035 125 123
5.25%, 03/01/2054 125 121
Jabil Inc
1.70%, 04/15/2026 60 56
Tyco Electronics Group SA
7.13%, 10/01/2037 37 42
$ 1,732
Entertainment - 0 .08%
Warnermedia Holdings Inc
3.76%, 03/15/2027 130 123
4.05%, 03/15/2029 130 120
4.28%, 03/15/2032 195 171
5.05%, 03/15/2042 430 355
5.14%, 03/15/2052 740 584
5.39%, 03/15/2062 215 169
$ 1,522
Environmental Control - 0 .20%
Republic Services Inc
1.75%, 02/15/2032 635 497
2.30%, 03/01/2030 685 589
3.38%, 11/15/2027 385 364
5.00%, 04/01/2034 320 312
Waste Connections Inc
2.20%, 01/15/2032 120 97
4.20%, 01/15/2033 735 680
Waste Management Inc
0.75%, 11/15/2025 210 197
2.00%, 06/01/2029 60 52
2.50%, 11/15/2050 75 45
3.15%, 11/15/2027 790 745
4.15%, 04/15/2032 100 94
4.63%, 02/15/2033 160 154
4.88%, 02/15/2029 310 309
$ 4,135
Federal & Federally Sponsored Credit - 0 .08%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 475 470
4.50%, 08/14/2026 630 626
5.13%, 10/10/2025 475 476
$ 1,572
Finance - Mortgage Loan/Banker - 0 .45%
Fannie Mae
0.50%, 11/07/2025 535 502
0.75%, 10/08/2027 270 237
0.88%, 08/05/2030 710 568
2.13%, 04/24/2026 700 665
5.63%, 07/15/2037 65 70
6.25%, 05/15/2029 750 806
6.63%, 11/15/2030 230 255
7.13%, 01/15/2030 250 281
7.25%, 05/15/2030 249 283
Federal Home Loan Banks
0.38%, 09/04/2025 150 142
1.25%, 12/21/2026 450 413
3.25%, 11/16/2028 950 902
4.00%, 06/30/2028 400 392
4.13%, 01/15/2027 265 262
4.63%, 06/06/2025 480 477
4.63%, 11/17/2026 275 275
4.75%, 04/09/2027 375 376
5.50%, 07/15/2036 370 397

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac
0.38%, 09/23/2025 $ 1,040 $ 979
6.25%, 07/15/2032 280 311
6.75%, 03/15/2031 543 610
$ 9,203
Food - 0 .40%
Campbell Soup Co
4.15%, 03/15/2028 185 178
Conagra Brands Inc
1.38%, 11/01/2027 100 88
4.60%, 11/01/2025 600 592
4.85%, 11/01/2028 140 137
5.30%, 11/01/2038 85 80
5.40%, 11/01/2048 445 408
General Mills Inc
2.25%, 10/14/2031 775 636
4.95%, 03/29/2033 160 155
5.50%, 10/17/2028 160 162
Hershey Co/The
2.65%, 06/01/2050 185 115
J M Smucker Co/The
2.13%, 03/15/2032 60 48
5.90%, 11/15/2028 245 251
6.50%, 11/15/2043 235 248
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 265 260
5.75%, 04/01/2033 265 261
6.50%, 12/01/2052 265 266
6.75%, 03/15/2034
(e)
160 168
Kellanova
2.10%, 06/01/2030 155 130
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 191
4.38%, 06/01/2046 235 193
4.88%, 10/01/2049 200 175
5.00%, 06/04/2042 200 182
5.20%, 07/15/2045 170 157
6.50%, 02/09/2040 200 214
Kroger Co/The
1.70%, 01/15/2031 60 48
3.70%, 08/01/2027 700 672
4.45%, 02/01/2047 345 286
5.15%, 08/01/2043 300 277
5.40%, 07/15/2040 30 29
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 56
1.85%, 02/15/2031 60 48
Mondelez International Inc
1.50%, 02/04/2031 165 131
2.63%, 03/17/2027 65 61
2.63%, 09/04/2050 165 99
Sysco Corp
2.45%, 12/14/2031 115 95
4.85%, 10/01/2045 250 221
5.75%, 01/17/2029 145 148
Tyson Foods Inc
3.55%, 06/02/2027 75 71
4.55%, 06/02/2047 700 564
$ 8,110
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 22
Suzano Austria GmbH
2.50%, 09/15/2028 75 65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Suzano International Finance BV
5.50%, 01/17/2027 $ 300 $ 297
$ 384
Gas - 0 .17%
Atmos Energy Corp
1.50%, 01/15/2031 150 120
3.38%, 09/15/2049 145 101
4.13%, 10/15/2044 140 116
5.75%, 10/15/2052 410 418
5.90%, 11/15/2033 160 167
6.20%, 11/15/2053 120 130
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 122
4.40%, 07/01/2032 70 65
5.25%, 03/01/2028 160 160
NiSource Inc
0.95%, 08/15/2025 320 303
3.60%, 05/01/2030 640 584
4.80%, 02/15/2044 210 183
5.00%, 06/15/2052
(a)
135 120
5.25%, 03/30/2028 65 65
5.40%, 06/30/2033 160 158
5.65%, 02/01/2045 250 241
Southern California Gas Co
2.55%, 02/01/2030 155 135
5.75%, 06/01/2053 160 158
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 129
3.15%, 09/30/2051 60 38
$ 3,513
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 591
2.75%, 11/15/2050 85 49
$ 640
Healthcare - Products - 0 .36%
Abbott Laboratories
4.75%, 04/15/2043 300 280
4.90%, 11/30/2046 210 198
Agilent Technologies Inc
2.10%, 06/04/2030 155 130
2.30%, 03/12/2031 60 50
Baxter International Inc
1.73%, 04/01/2031 85 67
1.92%, 02/01/2027 270 246
2.27%, 12/01/2028 665 582
2.54%, 02/01/2032 380 309
3.13%, 12/01/2051 260 163
Boston Scientific Corp
1.90%, 06/01/2025 155 150
Danaher Corp
2.60%, 10/01/2050
(a)
150 91
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 133
3.25%, 11/15/2039 150 118
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 155
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 159
5.91%, 11/22/2032 155 160
6.38%, 11/22/2052 155 168
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 156
Medtronic Inc
4.38%, 03/15/2035 200 187
4.63%, 03/15/2045 286 258

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Revvity Inc
1.90%, 09/15/2028 $ 45 $ 39
Stryker Corp
1.95%, 06/15/2030 600 503
3.38%, 11/01/2025 800 777
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 100 88
4.85%, 12/08/2028 135 133
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 53
2.60%, 10/01/2029 145 129
2.80%, 10/15/2041 650 463
4.80%, 11/21/2027 155 154
5.09%, 08/10/2033 300 298
5.40%, 08/10/2043 150 150
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 505
$ 7,257
Healthcare - Services - 0 .55%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 286
Aetna Inc
3.88%, 08/15/2047 60 44
6.75%, 12/15/2037 205 222
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 107
Centene Corp
4.63%, 12/15/2029 600 565
Elevance Health Inc
1.50%, 03/15/2026 60 56
3.13%, 05/15/2050 75 50
3.60%, 03/15/2051 60 43
4.10%, 03/01/2028 255 246
4.65%, 01/15/2043 660 583
4.75%, 02/15/2033 160 153
5.38%, 06/15/2034 130 130
5.65%, 06/15/2054 130 128
6.10%, 10/15/2052 155 162
HCA Inc
2.38%, 07/15/2031 60 49
3.38%, 03/15/2029 135 123
3.50%, 09/01/2030 680 608
3.50%, 07/15/2051 260 173
4.38%, 03/15/2042 65 53
5.20%, 06/01/2028 160 159
5.25%, 06/15/2026 545 542
5.45%, 04/01/2031 65 65
5.50%, 06/01/2033 160 158
5.50%, 06/15/2047 240 223
5.60%, 04/01/2034 130 129
6.00%, 04/01/2054 200 196
Humana Inc
1.35%, 02/03/2027 180 162
2.15%, 02/03/2032 60 47
3.13%, 08/15/2029 175 158
4.95%, 10/01/2044 320 280
5.50%, 03/15/2053 160 149
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 439
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 188
Quest Diagnostics Inc
2.95%, 06/30/2030 155 137
UnitedHealth Group Inc
1.25%, 01/15/2026 155 146
2.30%, 05/15/2031 60 50
2.75%, 05/15/2040 155 111
2.88%, 08/15/2029 150 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
2.90%, 05/15/2050 $ 155 $ 100
3.05%, 05/15/2041 660 487
3.10%, 03/15/2026 400 386
3.25%, 05/15/2051 435 298
3.45%, 01/15/2027 100 96
3.50%, 08/15/2039 125 101
3.70%, 05/15/2027 65 63
4.25%, 04/15/2047 320 268
4.25%, 06/15/2048 110 91
4.45%, 12/15/2048 95 81
4.60%, 04/15/2027 210 208
4.70%, 04/15/2029 105 104
4.75%, 05/15/2052 65 58
4.90%, 04/15/2031 210 207
5.00%, 04/15/2034 210 206
5.20%, 04/15/2063 320 297
5.50%, 04/15/2064 210 203
5.88%, 02/15/2053 310 321
6.88%, 02/15/2038 200 228
$ 11,058
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 54
1.40%, 10/15/2027
(a)
150 133
$ 187
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 226
Insurance - 0 .62%
Aflac Inc
1.13%, 03/15/2026 60 56
Allstate Corp/The
0.75%, 12/15/2025 170 158
1.45%, 12/15/2030 170 134
5.25%, 03/30/2033 290 288
American International Group Inc
4.38%, 06/30/2050 100 83
4.80%, 07/10/2045 700 634
5.13%, 03/27/2033 105 103
5.75%, 04/01/2048
(f)
200 196
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 135
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 42
2.85%, 05/28/2027 65 61
2.90%, 08/23/2051 60 37
5.00%, 09/12/2032 520 505
5.35%, 02/28/2033 160 158
Aon North America Inc
5.13%, 03/01/2027 125 125
5.15%, 03/01/2029 190 189
5.45%, 03/01/2034 125 124
5.75%, 03/01/2054 65 64
Arch Capital Finance LLC
5.03%, 12/15/2046 45 40
Athene Holding Ltd
4.13%, 01/12/2028 575 553
6.25%, 04/01/2054 125 125
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 54
2.85%, 10/15/2050 100 64
3.85%, 03/15/2052 440 338
4.20%, 08/15/2048 180 152
4.30%, 05/15/2043 235 208
5.75%, 01/15/2040 25 27

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Brown & Brown Inc
4.50%, 03/15/2029 $ 300 $ 289
Chubb Corp/The
6.00%, 05/11/2037 350 369
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 19
3.05%, 12/15/2061 200 127
4.35%, 11/03/2045 400 345
CNA Financial Corp
2.05%, 08/15/2030 160 132
Corebridge Financial Inc
3.85%, 04/05/2029 65 61
3.90%, 04/05/2032 390 348
6.05%, 09/15/2033
(e)
160 164
Equitable Holdings Inc
4.35%, 04/20/2028 140 134
5.00%, 04/20/2048 90 80
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 122
Markel Group Inc
3.45%, 05/07/2052 75 50
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 243
4.38%, 03/15/2029 440 429
4.90%, 03/15/2049 110 99
5.40%, 09/15/2033 160 162
5.70%, 09/15/2053 160 161
6.25%, 11/01/2052 155 167
MetLife Inc
4.13%, 08/13/2042 250 207
4.60%, 05/13/2046 195 170
4.88%, 11/13/2043 50 46
5.25%, 01/15/2054 160 153
5.38%, 07/15/2033 160 161
5.70%, 06/15/2035 600 613
Progressive Corp/The
3.70%, 03/15/2052 210 157
4.35%, 04/25/2044 30 26
4.95%, 06/15/2033 160 158
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 572
5.70%, 09/15/2048
(f)
520 509
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 60
4.00%, 05/30/2047 175 142
5.45%, 05/25/2053 200 200
6.25%, 06/15/2037 650 699
W R Berkley Corp
4.00%, 05/12/2050 75 57
Willis North America Inc
2.95%, 09/15/2029 50 44
3.88%, 09/15/2049 140 101
5.35%, 05/15/2033 160 156
$ 12,523
Internet - 0 .34%
Alibaba Group Holding Ltd
3.15%, 02/09/2051
(a)
200 130
3.40%, 12/06/2027 860 811
4.20%, 12/06/2047 200 161
Alphabet Inc
1.90%, 08/15/2040 160 104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
2.10%, 05/12/2031 $ 210 $ 176
2.50%, 06/03/2050 285 173
2.88%, 05/12/2041 210 155
3.10%, 05/12/2051 210 143
3.15%, 08/22/2027 600 569
3.30%, 04/13/2027 180 172
3.88%, 08/22/2037 300 263
3.95%, 04/13/2052 540 433
4.05%, 08/22/2047 500 418
4.25%, 08/22/2057 75 62
4.60%, 12/01/2025 455 452
4.70%, 12/01/2032 420 413
Booking Holdings Inc
3.60%, 06/01/2026 200 194
eBay Inc
2.60%, 05/10/2031 360 306
3.65%, 05/10/2051 400 285
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 159
Expedia Group Inc
2.95%, 03/15/2031 13 11
Meta Platforms Inc
3.85%, 08/15/2032 135 125
4.45%, 08/15/2052 750 641
4.80%, 05/15/2030 100 100
4.95%, 05/15/2033 160 160
5.60%, 05/15/2053 320 324
$ 6,956
Iron & Steel - 0 .04%
Nucor Corp
2.00%, 06/01/2025 155 150
3.13%, 04/01/2032 65 56
4.30%, 05/23/2027 65 63
Steel Dynamics Inc
1.65%, 10/15/2027 65 58
2.40%, 06/15/2025 40 39
Vale Overseas Ltd
6.13%, 06/12/2033 320 321
6.88%, 11/10/2039 125 132
$ 819
Leisure Products & Services - 0 .01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 292
Lodging - 0 .05%
Marriott International Inc/MD
2.85%, 04/15/2031 510 433
5.00%, 10/15/2027 275 274
5.55%, 10/15/2028 315 318
$ 1,025
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 65 61
1.10%, 09/14/2027 120 106
1.15%, 09/14/2026 60 55
3.65%, 08/12/2025 65 64
4.35%, 05/15/2026 160 158
4.50%, 01/08/2027 135 133
5.00%, 05/14/2027 130 130
Caterpillar Inc
2.60%, 04/09/2030 160 141
3.25%, 09/19/2049 145 103
3.80%, 08/15/2042 550 448
$ 1,399
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 142

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Dover Corp
5.38%, 03/01/2041 $ 30 $ 29
Ingersoll Rand Inc
5.20%, 06/15/2027 130 130
5.31%, 06/15/2031 130 130
John Deere Capital Corp
0.70%, 01/15/2026 225 210
1.05%, 06/17/2026 60 55
1.50%, 03/06/2028 60 53
2.00%, 06/17/2031
(a)
55 45
2.35%, 03/08/2027
(a)
65 61
2.80%, 07/18/2029 115 104
3.40%, 06/06/2025 70 69
4.15%, 09/15/2027 155 151
4.35%, 09/15/2032 345 329
4.50%, 01/08/2027 135 133
4.75%, 06/08/2026 320 318
4.90%, 03/07/2031 125 124
4.95%, 07/14/2028 160 160
5.10%, 04/11/2034 300 298
Otis Worldwide Corp
2.57%, 02/15/2030 155 135
3.36%, 02/15/2050 155 109
Rockwell Automation Inc
1.75%, 08/15/2031 40 32
2.80%, 08/15/2061 60 34
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 293
$ 3,144
Media - 0 .67%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 102
2.30%, 02/01/2032 250 192
2.80%, 04/01/2031 110 90
3.50%, 06/01/2041 115 77
3.70%, 04/01/2051 110 67
3.85%, 04/01/2061 335 197
3.90%, 06/01/2052 60 38
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 442
4.91%, 07/23/2025 178 176
5.38%, 04/01/2038 50 43
5.38%, 05/01/2047 240 193
5.75%, 04/01/2048 280 236
6.15%, 11/10/2026 140 141
6.38%, 10/23/2035 500 488
6.48%, 10/23/2045 395 365
6.55%, 06/01/2034 130 130
Comcast Corp
1.50%, 02/15/2031 160 127
2.35%, 01/15/2027 155 145
2.45%, 08/15/2052 160 90
2.65%, 02/01/2030 115 101
2.65%, 08/15/2062 160 87
2.94%, 11/01/2056 390 234
2.99%, 11/01/2063 409 239
3.15%, 03/01/2026 75 73
3.25%, 11/01/2039 230 176
3.38%, 08/15/2025 175 171
3.55%, 05/01/2028 685 648
3.90%, 03/01/2038 160 135
3.97%, 11/01/2047 105 82
4.00%, 03/01/2048 210 165
4.40%, 08/15/2035 245 225
4.55%, 01/15/2029 520 510
4.70%, 10/15/2048 300 266
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
4.80%, 05/15/2033
(a)
$ 365 $ 353
5.10%, 06/01/2029
(a)
345 345
5.25%, 11/07/2025 185 185
5.30%, 06/01/2034 345 345
5.50%, 11/15/2032 325 331
5.65%, 06/01/2054 295 293
Discovery Communications LLC
3.63%, 05/15/2030 60 53
3.95%, 06/15/2025 170 167
3.95%, 03/20/2028 250 234
4.00%, 09/15/2055 91 58
5.20%, 09/20/2047 200 161
Fox Corp
5.48%, 01/25/2039 110 104
5.58%, 01/25/2049 140 128
6.50%, 10/13/2033 410 428
Paramount Global
4.38%, 03/15/2043 400 274
4.85%, 07/01/2042 300 223
7.88%, 07/30/2030 30 31
Thomson Reuters Corp
5.85%, 04/15/2040 30 31
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 125
5.88%, 11/15/2040 260 225
6.55%, 05/01/2037 360 341
7.30%, 07/01/2038 60 61
Walt Disney Co/The
1.75%, 01/13/2026 935 885
2.00%, 09/01/2029 350 302
2.20%, 01/13/2028
(a)
110 100
2.65%, 01/13/2031 150 130
3.38%, 11/15/2026 170 163
3.50%, 05/13/2040 155 123
3.60%, 01/13/2051 305 227
4.70%, 03/23/2050
(a)
220 199
4.95%, 10/15/2045 125 116
6.40%, 12/15/2035 369 402
$ 13,636
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 160
Mining - 0 .19%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 414
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 144
4.88%, 02/27/2026 160 159
4.90%, 02/28/2033 160 156
5.25%, 09/08/2026 160 160
5.25%, 09/08/2030 160 161
5.50%, 09/08/2053 160 158
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 192
5.25%, 09/01/2029 700 699
Newmont Corp
2.60%, 07/15/2032 170 141
4.88%, 03/15/2042 500 457
6.25%, 10/01/2039 100 106
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 96

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 $ 250 $ 231
5.00%, 03/09/2033
(a)
160 158
Southern Copper Corp
5.25%, 11/08/2042 200 185
5.88%, 04/23/2045 110 109
$ 3,758
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 250 218
3.25%, 08/26/2049 100 68
Eaton Corp
4.15%, 03/15/2033 575 536
4.15%, 11/02/2042 95 81
Illinois Tool Works Inc
2.65%, 11/15/2026 90 85
Parker-Hannifin Corp
4.25%, 09/15/2027 435 423
4.50%, 09/15/2029 435 422
Teledyne Technologies Inc
2.25%, 04/01/2028 60 54
Textron Inc
4.00%, 03/15/2026 500 487
$ 2,374
Oil & Gas - 0 .76%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 169
2.72%, 01/12/2032 30 25
2.94%, 06/04/2051 750 478
3.00%, 02/24/2050 155 101
3.00%, 03/17/2052 60 39
3.06%, 06/17/2041 115 84
3.12%, 05/04/2026 110 106
3.41%, 02/11/2026 700 679
3.54%, 04/06/2027 215 206
3.59%, 04/14/2027 400 384
4.70%, 04/10/2029 270 266
4.81%, 02/13/2033 160 155
4.89%, 09/11/2033 160 155
4.97%, 10/17/2029 130 129
4.99%, 04/10/2034 135 131
5.23%, 11/17/2034 130 129
BP Capital Markets PLC
3.28%, 09/19/2027 115 109
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 720
4.95%, 06/01/2047 300 263
6.25%, 03/15/2038 300 308
Cenovus Energy Inc
6.75%, 11/15/2039 40 43
Chevron Corp
2.00%, 05/11/2027 155 143
Chevron USA Inc
2.34%, 08/12/2050 160 93
ConocoPhillips Co
3.80%, 03/15/2052 345 258
4.03%, 03/15/2062 440 331
5.05%, 09/15/2033 315 311
5.55%, 03/15/2054 155 153
Devon Energy Corp
5.00%, 06/15/2045 75 65
5.60%, 07/15/2041 380 357
Diamondback Energy Inc
3.25%, 12/01/2026 110 105
5.15%, 01/30/2030 95 94
5.20%, 04/18/2027 55 55
5.40%, 04/18/2034 200 197
5.75%, 04/18/2054 150 145
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Equinor ASA
2.38%, 05/22/2030 $ 250 $ 217
3.00%, 04/06/2027 155 147
3.25%, 11/18/2049 445 312
3.63%, 04/06/2040 155 126
Exxon Mobil Corp
2.44%, 08/16/2029 100 89
3.00%, 08/16/2039 80 61
3.45%, 04/15/2051 230 166
3.57%, 03/06/2045 340 260
4.23%, 03/19/2040 315 278
Hess Corp
4.30%, 04/01/2027 300 292
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 122
Marathon Oil Corp
4.40%, 07/15/2027 300 293
Marathon Petroleum Corp
5.00%, 09/15/2054 200 170
Occidental Petroleum Corp
6.45%, 09/15/2036 320 333
6.63%, 09/01/2030 320 334
Phillips 66
1.30%, 02/15/2026 30 28
2.15%, 12/15/2030 110 91
4.65%, 11/15/2034 560 519
4.88%, 11/15/2044 350 314
5.88%, 05/01/2042 30 30
Phillips 66 Co
4.90%, 10/01/2046 270 238
4.95%, 12/01/2027 160 159
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 52
1.90%, 08/15/2030 160 134
2.15%, 01/15/2031 55 46
Shell International Finance BV
2.88%, 05/10/2026 155 149
2.88%, 11/26/2041 120 86
4.00%, 05/10/2046 360 290
4.13%, 05/11/2035 130 119
4.38%, 05/11/2045 325 279
4.55%, 08/12/2043 340 303
Suncor Energy Inc
3.75%, 03/04/2051 60 43
4.00%, 11/15/2047 100 75
6.50%, 06/15/2038 140 147
6.80%, 05/15/2038 140 150
6.85%, 06/01/2039 73 78
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 84
3.13%, 05/29/2050 155 105
3.39%, 06/29/2060 115 77
TotalEnergies Capital SA
5.15%, 04/05/2034 235 234
5.49%, 04/05/2054 235 232
Valero Energy Corp
2.80%, 12/01/2031 740 625
4.00%, 06/01/2052 525 386
6.63%, 06/15/2037 60 64
7.50%, 04/15/2032 60 68
$ 15,415
Oil & Gas Services - 0 .08%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 56
3.14%, 11/07/2029 150 136
3.34%, 12/15/2027 135 127

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 6 $ 6
4.50%, 11/15/2041 400 346
5.00%, 11/15/2045 230 211
7.45%, 09/15/2039 386 458
NOV Inc
3.60%, 12/01/2029 150 137
Schlumberger Investment SA
2.65%, 06/26/2030 160 140
$ 1,617
Packaging & Containers - 0 .03%
Packaging Corp of America
3.05%, 10/01/2051 200 131
WRKCo Inc
3.00%, 06/15/2033 80 67
4.65%, 03/15/2026 500 492
$ 690
Pharmaceuticals - 1 .41%
AbbVie Inc
2.95%, 11/21/2026 300 285
3.20%, 11/21/2029 820 748
4.05%, 11/21/2039 375 324
4.25%, 11/14/2028 140 136
4.25%, 11/21/2049 175 145
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 234
4.55%, 03/15/2035 170 160
4.80%, 03/15/2027 255 253
4.80%, 03/15/2029 255 253
4.85%, 06/15/2044 645 595
4.88%, 11/14/2048 440 404
4.95%, 03/15/2031 190 188
5.05%, 03/15/2034 95 94
5.40%, 03/15/2054 75 74
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 93
2.25%, 05/28/2031 60 50
4.80%, 02/26/2027 130 129
4.85%, 02/26/2029 130 129
4.88%, 03/03/2028 285 284
4.88%, 03/03/2033 400 394
4.90%, 02/26/2031 130 129
AstraZeneca PLC
0.70%, 04/08/2026 120 111
1.38%, 08/06/2030 350 284
3.00%, 05/28/2051 45 30
4.38%, 08/17/2048 60 52
6.45%, 09/15/2037 30 33
Becton Dickinson & Co
1.96%, 02/11/2031 60 49
3.70%, 06/06/2027 600 574
3.79%, 05/20/2050 710 535
4.67%, 06/06/2047 155 135
4.69%, 12/15/2044 59 52
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 61
1.13%, 11/13/2027 120 105
1.45%, 11/13/2030 65 52
2.55%, 11/13/2050 65 38
2.95%, 03/15/2032 200 172
3.90%, 02/20/2028 130 125
4.13%, 06/15/2039 195 169
4.25%, 10/26/2049 360 294
4.35%, 11/15/2047 210 175
4.55%, 02/20/2048 171 147
4.90%, 02/22/2027 130 130
4.90%, 02/22/2029 265 263
5.20%, 02/22/2034 265 263
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
5.50%, 02/22/2044 $ 130 $ 129
5.55%, 02/22/2054 230 226
5.75%, 02/01/2031 140 145
6.40%, 11/15/2063 140 153
Cardinal Health Inc
3.41%, 06/15/2027 400 380
Cigna Group/The
1.25%, 03/15/2026 75 70
2.40%, 03/15/2030 791 679
3.20%, 03/15/2040 155 114
3.40%, 03/15/2051 90 61
3.88%, 10/15/2047 55 42
4.38%, 10/15/2028 175 169
4.80%, 08/15/2038 870 795
5.13%, 05/15/2031 265 262
5.60%, 02/15/2054 130 125
CVS Health Corp
1.30%, 08/21/2027 160 141
1.75%, 08/21/2030 160 129
1.88%, 02/28/2031 55 44
2.70%, 08/21/2040 160 106
3.00%, 08/15/2026 105 100
3.25%, 08/15/2029 740 668
3.88%, 07/20/2025 445 437
4.78%, 03/25/2038 800 712
4.88%, 07/20/2035 510 474
5.05%, 03/25/2048 725 625
5.13%, 07/20/2045 430 380
5.25%, 02/21/2033 160 156
5.30%, 06/01/2033 160 156
5.55%, 06/01/2031 130 130
5.70%, 06/01/2034
(a)
130 129
5.88%, 06/01/2053 320 307
Eli Lilly & Co
2.50%, 09/15/2060 155 86
4.15%, 03/15/2059 320 259
4.50%, 02/09/2027 130 129
4.50%, 02/09/2029 130 128
4.70%, 02/09/2034 130 126
4.88%, 02/27/2053 120 111
5.00%, 02/09/2054 130 123
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 135
6.38%, 05/15/2038 760 839
Johnson & Johnson
2.10%, 09/01/2040 115 76
3.70%, 03/01/2046 90 72
4.80%, 06/01/2029 520 521
4.90%, 06/01/2031
(a)
520 521
4.95%, 06/01/2034 260 260
5.95%, 08/15/2037 75 81
McKesson Corp
0.90%, 12/03/2025 60 56
Merck & Co Inc
1.70%, 06/10/2027 155 141
1.90%, 12/10/2028 70 62
2.35%, 06/24/2040 135 92
2.75%, 12/10/2051 140 87
2.90%, 12/10/2061 420 250
3.70%, 02/10/2045 600 470
5.00%, 05/17/2053 320 299
Novartis Capital Corp
2.75%, 08/14/2050 155 100
Pfizer Inc
1.75%, 08/18/2031 245 197
2.55%, 05/28/2040 800 555
4.00%, 12/15/2036 45 40

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc   (continued)
4.20%, 09/15/2048 $ 80 $ 66
4.30%, 06/15/2043 225 193
4.40%, 05/15/2044 75 67
7.20%, 03/15/2039 60 71
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 611
4.45%, 05/19/2028 780 763
4.65%, 05/19/2030 320 313
4.75%, 05/19/2033 480 464
5.11%, 05/19/2043 320 304
5.30%, 05/19/2053 300 287
5.34%, 05/19/2063 320 301
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 589
3.18%, 07/09/2050 645 434
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 250
Viatris Inc
2.30%, 06/22/2027 115 104
2.70%, 06/22/2030 155 131
3.85%, 06/22/2040 115 84
4.00%, 06/22/2050 155 105
Wyeth LLC
5.95%, 04/01/2037 60 63
Zoetis Inc
2.00%, 05/15/2030 85 71
3.00%, 05/15/2050 40 26
5.40%, 11/14/2025 390 390
$ 28,519
Pipelines - 0 .86%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 276
Cheniere Energy Partners LP
5.75%, 08/15/2034
(e)
255 253
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 542
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 08/01/2033 465 367
3.13%, 11/15/2029 150 135
3.40%, 08/01/2051 45 30
4.25%, 12/01/2026 75 73
5.30%, 04/05/2029 125 125
5.70%, 03/08/2033 160 161
5.90%, 11/15/2026 265 268
5.95%, 04/05/2054 125 124
6.70%, 11/15/2053 145 159
Energy Transfer LP
3.75%, 05/15/2030 715 654
4.75%, 01/15/2026 500 494
5.30%, 04/15/2047 500 441
5.35%, 05/15/2045 220 197
5.55%, 05/15/2034 135 133
5.75%, 02/15/2033 155 155
6.10%, 12/01/2028 320 328
6.25%, 04/15/2049 155 154
6.40%, 12/01/2030 320 334
6.50%, 02/01/2042 370 384
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 54
4.25%, 02/15/2048 250 205
4.45%, 02/15/2043 350 301
4.85%, 01/31/2034 135 131
4.85%, 03/15/2044 750 679
5.05%, 01/10/2026 160 160
6.45%, 09/01/2040 490 529
6.88%, 03/01/2033 39 43
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 $ 20 $ 17
5.00%, 03/01/2043 275 240
Kinder Morgan Inc
1.75%, 11/15/2026 60 55
2.00%, 02/15/2031 130 106
3.25%, 08/01/2050 130 83
3.60%, 02/15/2051 245 168
5.00%, 02/01/2029 135 133
5.05%, 02/15/2046 30 26
5.20%, 06/01/2033 160 154
5.40%, 02/01/2034 135 132
5.55%, 06/01/2045 500 469
MPLX LP
1.75%, 03/01/2026 160 150
4.13%, 03/01/2027 425 412
4.25%, 12/01/2027 300 290
4.50%, 04/15/2038 200 174
5.00%, 03/01/2033 160 152
5.50%, 06/01/2034 130 127
5.50%, 02/15/2049 830 768
ONEOK Inc
2.20%, 09/15/2025 155 148
3.40%, 09/01/2029 350 319
5.55%, 11/01/2026 189 189
6.05%, 09/01/2033 315 322
6.63%, 09/01/2053 155 166
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 441
4.70%, 06/15/2044 330 273
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 622
5.00%, 03/15/2027 375 372
Targa Resources Corp
5.20%, 07/01/2027 220 219
6.13%, 03/15/2033 160 164
6.15%, 03/01/2029 145 149
6.50%, 03/30/2034 145 153
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 50
4.25%, 05/15/2028 300 289
4.88%, 05/15/2048 190 166
Western Midstream Operating LP
6.15%, 04/01/2033 160 162
Williams Cos Inc/The
2.60%, 03/15/2031 160 135
3.50%, 10/15/2051 60 42
3.75%, 06/15/2027 45 43
4.00%, 09/15/2025 50 49
4.85%, 03/01/2048 350 302
4.90%, 03/15/2029 135 133
5.10%, 09/15/2045 120 109
5.30%, 08/15/2028 250 250
5.30%, 08/15/2052 65 60
5.65%, 03/15/2033 160 161
6.30%, 04/15/2040 430 445
$ 17,496
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 51
3.50%, 03/30/2051 150 104
3.90%, 01/25/2028 700 669
$ 824
Regional Authority - 0 .24%
Province of Alberta Canada
1.30%, 07/22/2030 175 143
3.30%, 03/15/2028 170 161

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
0.90%, 07/20/2026 $ 265 $ 243
1.30%, 01/29/2031
(a)
160 129
4.20%, 07/06/2033 315 300
4.80%, 11/15/2028 140 140
6.50%, 01/15/2026 45 46
Province of Manitoba Canada
1.50%, 10/25/2028 85 74
4.30%, 07/27/2033 160 153
Province of Ontario Canada
0.63%, 01/21/2026 280 260
1.05%, 04/14/2026 415 386
1.13%, 10/07/2030 300 241
2.13%, 01/21/2032 340 282
3.10%, 05/19/2027 285 271
4.20%, 01/18/2029 360 351
Province of Quebec Canada
0.60%, 07/23/2025 600 569
1.35%, 05/28/2030 490 403
3.63%, 04/13/2028 320 307
4.50%, 04/03/2029 250 247
4.50%, 09/08/2033 160 155
7.50%, 09/15/2029 36 41
$ 4,902
REITs - 1 .03%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 180
2.00%, 05/18/2032 400 312
2.75%, 12/15/2029 70 61
2.95%, 03/15/2034 65 52
3.00%, 05/18/2051 100 61
4.00%, 02/01/2050 70 52
4.90%, 12/15/2030 80 78
5.15%, 04/15/2053 160 141
American Tower Corp
1.30%, 09/15/2025 80 76
1.60%, 04/15/2026 60 56
1.88%, 10/15/2030 175 141
2.90%, 01/15/2030 155 136
2.95%, 01/15/2051 60 37
3.38%, 10/15/2026 500 477
3.65%, 03/15/2027 515 493
3.70%, 10/15/2049 300 217
3.95%, 03/15/2029 200 188
4.00%, 06/01/2025 330 325
5.25%, 07/15/2028 160 159
5.65%, 03/15/2033 160 160
5.90%, 11/15/2033 160 164
AvalonBay Communities Inc
1.90%, 12/01/2028 60 52
2.05%, 01/15/2032 60 49
2.30%, 03/01/2030 755 649
5.00%, 02/15/2033 155 150
5.35%, 06/01/2034 130 129
Boston Properties LP
2.55%, 04/01/2032 245 191
2.90%, 03/15/2030 600 508
3.65%, 02/01/2026 500 481
COPT Defense Properties LP
2.75%, 04/15/2031 60 49
Crown Castle Inc
1.05%, 07/15/2026 115 105
1.35%, 07/15/2025 115 110
2.50%, 07/15/2031 60 49
2.90%, 04/01/2041 60 42
3.10%, 11/15/2029 125 111
3.25%, 01/15/2051 115 76
3.70%, 06/15/2026 600 579
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc   (continued)
3.80%, 02/15/2028 $ 430 $ 406
4.00%, 11/15/2049 95 72
5.00%, 01/11/2028 160 157
5.10%, 05/01/2033 350 336
CubeSmart LP
2.00%, 02/15/2031 110 88
2.25%, 12/15/2028 60 53
Digital Realty Trust LP
5.55%, 01/15/2028 345 347
Equinix Inc
1.00%, 09/15/2025 850 801
1.25%, 07/15/2025 155 148
1.80%, 07/15/2027 155 139
2.50%, 05/15/2031 460 382
3.20%, 11/18/2029 130 117
3.40%, 02/15/2052 60 41
Essex Portfolio LP
1.70%, 03/01/2028 60 52
3.00%, 01/15/2030 140 123
4.00%, 03/01/2029 784 736
Extra Space Storage LP
2.20%, 10/15/2030 75 61
2.40%, 10/15/2031 60 49
5.40%, 02/01/2034 135 131
5.50%, 07/01/2030 160 160
Federal Realty OP LP
1.25%, 02/15/2026 115 107
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 127
5.25%, 06/01/2025 400 397
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 118
Healthpeak OP LLC
2.13%, 12/01/2028 210 184
5.25%, 12/15/2032 80 78
Kilroy Realty LP
2.50%, 11/15/2032 160 119
Kimco Realty OP LLC
2.25%, 12/01/2031 60 48
2.70%, 10/01/2030 160 137
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 154
6.40%, 03/01/2034 360 380
Mid-America Apartments LP
5.30%, 02/15/2032 130 129
NNN REIT Inc
3.60%, 12/15/2026 300 287
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 29
Prologis LP
1.25%, 10/15/2030 160 127
1.75%, 07/01/2030 155 127
2.25%, 01/15/2032 60 49
2.88%, 11/15/2029 75 67
4.63%, 01/15/2033 575 548
4.88%, 06/15/2028 160 159
Public Storage Operating Co
0.88%, 02/15/2026 40 37
1.85%, 05/01/2028 115 102
2.25%, 11/09/2031 60 49
5.10%, 08/01/2033 160 158
5.13%, 01/15/2029 160 161
Realty Income Corp
0.75%, 03/15/2026 40 37
2.10%, 03/15/2028 60 54
2.20%, 06/15/2028 65 58
3.10%, 12/15/2029 300 268

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp   (continued)
3.25%, 01/15/2031 $ 160 $ 141
4.13%, 10/15/2026 220 214
4.75%, 02/15/2029 135 132
4.85%, 03/15/2030 160 156
4.88%, 06/01/2026 700 693
4.90%, 07/15/2033
(a)
160 153
Simon Property Group LP
1.75%, 02/01/2028 555 492
2.65%, 02/01/2032 385 320
3.25%, 11/30/2026 300 286
3.30%, 01/15/2026 700 677
3.50%, 09/01/2025 160 156
4.75%, 03/15/2042 164 145
UDR Inc
2.10%, 08/01/2032 100 77
3.20%, 01/15/2030 145 130
Ventas Realty LP
3.00%, 01/15/2030 500 438
5.63%, 07/01/2034 130 128
Welltower OP LLC
2.75%, 01/15/2032 570 476
4.13%, 03/15/2029 300 285
WP Carey Inc
2.40%, 02/01/2031 65 54
$ 20,764
Retail - 0 .63%
AutoZone Inc
1.65%, 01/15/2031 160 127
Costco Wholesale Corp
1.38%, 06/20/2027 125 113
Dollar Tree Inc
4.20%, 05/15/2028 130 125
Home Depot Inc/The
0.90%, 03/15/2028
(a)
55 48
1.88%, 09/15/2031 760 615
2.13%, 09/15/2026 350 328
2.38%, 03/15/2051 55 31
2.75%, 09/15/2051 60 37
2.88%, 04/15/2027 65 61
2.95%, 06/15/2029 500 455
3.13%, 12/15/2049 235 159
4.00%, 09/15/2025 265 261
4.20%, 04/01/2043 300 254
4.25%, 04/01/2046 180 151
4.40%, 03/15/2045 300 258
4.90%, 04/15/2029 135 135
4.95%, 09/30/2026 135 135
4.95%, 09/15/2052 85 78
5.88%, 12/16/2036 400 420
Lowe's Cos Inc
1.30%, 04/15/2028 130 113
1.70%, 10/15/2030 130 105
2.50%, 04/15/2026 90 86
3.10%, 05/03/2027 500 474
3.38%, 09/15/2025 50 49
3.65%, 04/05/2029 135 127
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 59
4.25%, 04/01/2052 540 424
4.40%, 09/08/2025 130 128
4.55%, 04/05/2049 135 112
4.80%, 04/01/2026 160 159
5.00%, 04/15/2033 130 127
5.00%, 04/15/2040 155 144
5.63%, 04/15/2053 380 368
5.75%, 07/01/2053 160 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
2.63%, 09/01/2029 $ 140 $ 125
3.70%, 01/30/2026 150 146
3.70%, 02/15/2042 300 236
4.45%, 03/01/2047 500 420
5.15%, 09/09/2052 255 236
6.30%, 03/01/2038 600 642
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 60
Starbucks Corp
2.00%, 03/12/2027 290 267
3.00%, 02/14/2032
(a)
345 297
3.75%, 12/01/2047 370 277
4.30%, 06/15/2045 225 187
4.45%, 08/15/2049 220 181
4.80%, 02/15/2033
(a)
120 116
Target Corp
1.95%, 01/15/2027
(a)
280 260
2.95%, 01/15/2052 325 210
4.50%, 09/15/2032 690 662
4.80%, 01/15/2053
(a)
160 145
TJX Cos Inc/The
1.15%, 05/15/2028 65 56
1.60%, 05/15/2031 65 52
Walmart Inc
1.05%, 09/17/2026
(a)
105 96
1.80%, 09/22/2031 135 110
2.50%, 09/22/2041 135 94
2.65%, 09/22/2051 105 66
3.90%, 09/09/2025 130 128
3.90%, 04/15/2028 50 48
3.95%, 06/28/2038 195 174
4.00%, 04/15/2026 255 251
4.00%, 04/15/2030 275 265
4.00%, 04/11/2043 250 212
4.05%, 06/29/2048 100 83
4.10%, 04/15/2033
(a)
275 261
$ 12,802
Semiconductors - 0 .57%
Analog Devices Inc
2.10%, 10/01/2031 40 33
2.80%, 10/01/2041 60 42
5.30%, 04/01/2054 125 122
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 628
Broadcom Inc
3.14%, 11/15/2035
(e)
738 587
3.19%, 11/15/2036
(e)
30 23
3.42%, 04/15/2033
(e)
452 386
3.47%, 04/15/2034
(e)
415 350
3.75%, 02/15/2051
(e)
570 420
4.15%, 11/15/2030 310 290
4.75%, 04/15/2029 355 348
Intel Corp
2.00%, 08/12/2031 60 49
3.05%, 08/12/2051 60 38
3.15%, 05/11/2027 150 142
3.20%, 08/12/2061 60 37
3.73%, 12/08/2047 105 78
3.75%, 03/25/2027 155 150
3.75%, 08/05/2027 65 62
4.00%, 08/05/2029 585 557
4.10%, 05/19/2046 250 202
4.15%, 08/05/2032
(a)
765 711
4.60%, 03/25/2040 155 140
4.88%, 02/10/2026 605 601
5.20%, 02/10/2033
(a)
300 298
5.60%, 02/21/2054 200 193

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
5.63%, 02/10/2043 $ 300 $ 299
5.70%, 02/10/2053 385 377
KLA Corp
4.70%, 02/01/2034 135 130
4.95%, 07/15/2052 140 130
Lam Research Corp
2.88%, 06/15/2050 500 327
Marvell Technology Inc
2.45%, 04/15/2028 115 103
Micron Technology Inc
2.70%, 04/15/2032 90 74
4.19%, 02/15/2027 405 393
5.30%, 01/15/2031 80 79
NVIDIA Corp
1.55%, 06/15/2028 60 53
3.50%, 04/01/2040 600 496
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 96
3.13%, 02/15/2042 265 187
3.15%, 05/01/2027 80 75
3.25%, 05/11/2041 60 44
4.40%, 06/01/2027 480 468
QUALCOMM Inc
4.50%, 05/20/2052 165 142
4.80%, 05/20/2045 110 102
6.00%, 05/20/2053 155 167
Texas Instruments Inc
4.15%, 05/15/2048 165 137
4.60%, 02/08/2029 225 223
4.90%, 03/14/2033 160 159
5.00%, 03/14/2053 160 149
5.15%, 02/08/2054 130 124
TSMC Arizona Corp
3.88%, 04/22/2027 590 570
$ 11,591
Software - 0 .68%
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 474
3.10%, 03/01/2041 55 39
5.10%, 07/15/2032
(a)
550 543
Fiserv Inc
3.50%, 07/01/2029 900 831
3.85%, 06/01/2025 250 245
4.40%, 07/01/2049 590 480
5.35%, 03/15/2031 125 124
5.45%, 03/02/2028 240 241
5.63%, 08/21/2033 155 156
Intuit Inc
1.35%, 07/15/2027 160 143
5.13%, 09/15/2028 160 161
5.25%, 09/15/2026 315 317
5.50%, 09/15/2053 120 120
Microsoft Corp
1.35%, 09/15/2030
(e)
80 65
2.50%, 09/15/2050
(e)
160 99
2.53%, 06/01/2050 311 195
2.68%, 06/01/2060 349 211
2.92%, 03/17/2052 476 321
3.30%, 02/06/2027 140 135
3.45%, 08/08/2036 250 217
3.70%, 08/08/2046 500 407
Oracle Corp
2.30%, 03/25/2028 115 103
2.65%, 07/15/2026 300 283
2.80%, 04/01/2027 155 145
2.88%, 03/25/2031 115 99
2.95%, 04/01/2030 655 578
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
3.60%, 04/01/2040 $ 355 $ 273
3.60%, 04/01/2050 700 487
3.65%, 03/25/2041 115 88
3.90%, 05/15/2035 130 113
3.95%, 03/25/2051 115 85
4.00%, 07/15/2046 500 383
4.00%, 11/15/2047 75 57
4.10%, 03/25/2061 60 43
4.30%, 07/08/2034 75 68
4.38%, 05/15/2055 150 117
4.50%, 07/08/2044 50 42
4.65%, 05/06/2030 530 516
5.55%, 02/06/2053 305 288
5.80%, 11/10/2025 715 719
6.13%, 07/08/2039 60 62
6.15%, 11/09/2029 180 188
6.25%, 11/09/2032 360 380
6.90%, 11/09/2052 360 403
Roper Technologies Inc
1.40%, 09/15/2027 860 761
2.95%, 09/15/2029 400 357
Salesforce Inc
1.95%, 07/15/2031 60 49
2.70%, 07/15/2041 265 185
Take-Two Interactive Software Inc
4.95%, 03/28/2028 160 158
VMware LLC
1.40%, 08/15/2026 680 623
1.80%, 08/15/2028 685 595
2.20%, 08/15/2031 115 92
$ 13,864
Sovereign - 1 .64%
Canada Government International Bond
0.75%, 05/19/2026 315 291
3.75%, 04/26/2028 505 488
4.63%, 04/30/2029 250 250
Chile Government International Bond
2.45%, 01/31/2031 300 253
2.55%, 01/27/2032 400 332
2.75%, 01/31/2027 500 466
3.10%, 05/07/2041 400 289
3.24%, 02/06/2028 300 279
3.50%, 04/15/2053 200 140
4.00%, 01/31/2052 200 153
4.95%, 01/05/2036 315 299
Export Development Canada
3.38%, 08/26/2025 325 318
3.88%, 02/14/2028 315 306
4.13%, 02/13/2029 265 259
4.38%, 06/29/2026 475 470
4.75%, 06/05/2034
(g)
250 253
Export-Import Bank of Korea
1.38%, 02/09/2031 200 158
2.63%, 05/26/2026 700 666
4.25%, 09/15/2027 200 195
4.50%, 09/15/2032 200 191
4.88%, 01/11/2026 310 308
5.13%, 09/18/2028 200 201
Indonesia Government International Bond
2.15%, 07/28/2031 200 163
2.85%, 02/14/2030 200 176
3.05%, 03/12/2051 200 134
3.50%, 01/11/2028 500 469
3.70%, 10/30/2049 200 150
4.20%, 10/15/2050 400 325
4.35%, 01/11/2048 200 168
4.55%, 01/11/2028 200 195

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
(continued)
4.65%, 09/20/2032 $ 200 $ 191
4.75%, 02/11/2029 300 294
5.65%, 01/11/2053 200 200
Israel Government International Bond
3.88%, 07/03/2050 200 139
4.13%, 01/17/2048 200 147
4.50%, 01/17/2033 200 179
4.50%, 01/30/2043 200 162
5.50%, 03/12/2034 200 191
5.75%, 03/12/2054 200 181
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 160
1.88%, 07/21/2026 264 247
2.13%, 02/16/2029 200 177
2.25%, 11/04/2026 400 375
2.75%, 01/21/2026 400 385
2.88%, 07/21/2027 330 310
3.88%, 09/16/2025
(a)
500 491
4.25%, 04/27/2026 240 236
4.63%, 07/19/2028 200 198
4.63%, 04/17/2034 200 198
4.88%, 10/18/2028 300 301
Japan International Cooperation Agency
4.75%, 05/21/2029 400 399
Korea International Bond
1.00%, 09/16/2030 200 160
3.88%, 09/20/2048 250 205
Mexico Government International Bond
2.66%, 05/24/2031 500 411
3.25%, 04/16/2030 200 175
3.50%, 02/12/2034 400 326
3.75%, 01/11/2028 225 212
3.75%, 04/19/2071 200 121
4.13%, 01/21/2026 300 293
4.50%, 04/22/2029 400 382
4.60%, 01/23/2046 200 156
4.60%, 02/10/2048 300 232
4.75%, 03/08/2044 500 404
5.55%, 01/21/2045
(a)
360 325
5.75%, 10/12/2110 100 83
6.05%, 01/11/2040 700 678
6.34%, 05/04/2053 500 477
6.35%, 02/09/2035 200 202
6.40%, 05/07/2054 275 265
6.75%, 09/27/2034 350 367
Panama Government International Bond
2.25%, 09/29/2032 200 142
3.16%, 01/23/2030 600 500
3.30%, 01/19/2033 500 382
3.88%, 03/17/2028 300 275
4.30%, 04/29/2053 200 126
4.50%, 04/16/2050 200 132
6.70%, 01/26/2036 600 575
6.85%, 03/28/2054 200 180
Peruvian Government International Bond
1.86%, 12/01/2032 60 45
2.78%, 01/23/2031 545 458
2.78%, 12/01/2060 60 33
3.30%, 03/11/2041 300 217
3.55%, 03/10/2051 60 41
4.13%, 08/25/2027 600 574
5.63%, 11/18/2050 150 144
6.55%, 03/14/2037 400 420
8.75%, 11/21/2033 180 216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
2.65%, 12/10/2045 $ 400 $ 254
3.00%, 02/01/2028 300 278
3.20%, 07/06/2046 200 138
3.70%, 03/01/2041 400 317
3.70%, 02/02/2042 250 196
5.00%, 07/17/2033 200 195
5.17%, 10/13/2027 500 499
5.50%, 01/17/2048 200 197
5.60%, 05/14/2049 200 198
5.61%, 04/13/2033 250 254
7.75%, 01/14/2031 190 216
Republic of Italy Government International Bond
1.25%, 02/17/2026 250 232
2.88%, 10/17/2029 300 263
3.88%, 05/06/2051 400 273
5.38%, 06/15/2033 205 199
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 309
5.13%, 09/18/2034 250 243
5.50%, 03/18/2054 250 239
State of Israel
2.50%, 01/15/2030 200 167
3.38%, 01/15/2050 200 127
Svensk Exportkredit AB
0.50%, 08/26/2025 720 679
4.00%, 07/15/2025 420 414
4.13%, 06/14/2028 320 312
4.38%, 02/13/2026 315 311
4.88%, 09/14/2026 320 319
Tennessee Valley Authority
3.50%, 12/15/2042 200 163
3.88%, 03/15/2028 525 511
4.25%, 09/15/2065 115 96
5.25%, 09/15/2039 250 257
5.38%, 04/01/2056 196 204
5.88%, 04/01/2036 325 354
6.75%, 11/01/2025 57 59
Uruguay Government International Bond
4.13%, 11/20/2045 136 117
4.98%, 04/20/2055 100 90
5.10%, 06/18/2050 300 280
5.75%, 10/28/2034 155 160
7.63%, 03/21/2036 500 590
$ 33,150
Supranational Bank - 1 .20%
African Development Bank
0.88%, 03/23/2026 705 655
0.88%, 07/22/2026 115 106
4.13%, 02/25/2027 135 133
4.38%, 03/14/2028 320 316
4.63%, 01/04/2027 190 189
Asian Development Bank
0.38%, 09/03/2025 310 292
0.50%, 02/04/2026 400 371
1.00%, 04/14/2026 865 804
1.50%, 01/20/2027 125 115
1.50%, 03/04/2031 115 94
1.75%, 09/19/2029 300 260
1.88%, 03/15/2029 135 119
2.75%, 01/19/2028 130 122
3.13%, 04/27/2032 135 122
3.75%, 04/25/2028 320 309
3.88%, 09/28/2032 450 426
3.88%, 06/14/2033 320 302
4.00%, 01/12/2033 160 153
4.13%, 01/12/2027 275 270
4.25%, 01/09/2026 310 306

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank   (continued)
4.38%, 03/06/2029 $ 250 $ 247
4.50%, 08/25/2028 380 378
5.82%, 06/16/2028 39 40
Asian Infrastructure Investment Bank/The
3.38%, 06/29/2025 540 529
3.75%, 09/14/2027 255 247
4.13%, 01/18/2029 270 264
4.88%, 09/14/2026 320 320
Council Of Europe Development Bank
3.63%, 01/26/2028 315 303
3.75%, 05/25/2026 315 308
European Bank for Reconstruction & Development
0.50%, 01/28/2026 515 478
4.13%, 01/25/2029 135 132
4.38%, 03/09/2028 255 252
European Investment Bank
0.75%, 10/26/2026 660 600
1.25%, 02/14/2031 255 207
1.63%, 05/13/2031 60 50
3.63%, 07/15/2030 320 304
3.75%, 02/14/2033 615 578
4.00%, 02/15/2029 1,100 1,071
4.13%, 02/13/2034 265 255
4.38%, 03/19/2027 375 371
4.75%, 06/15/2029 250 252
Inter-American Development Bank
0.88%, 04/20/2026 900 834
1.13%, 07/20/2028 515 447
1.13%, 01/13/2031 420 337
1.50%, 01/13/2027 425 391
3.13%, 09/18/2028 300 282
3.50%, 04/12/2033 320 294
4.00%, 01/12/2028 310 302
4.13%, 02/15/2029 265 259
4.38%, 02/01/2027 275 272
4.38%, 01/24/2044 50 46
4.50%, 05/15/2026 315 312
4.50%, 09/13/2033 320 317
International Bank for Reconstruction &
Development
0.75%, 08/26/2030 515 408
0.88%, 07/15/2026 325 299
1.25%, 02/10/2031 615 496
1.38%, 04/20/2028 365 323
1.63%, 11/03/2031 495 403
1.75%, 10/23/2029 950 821
2.50%, 03/29/2032 620 535
3.13%, 06/15/2027 500 477
3.50%, 07/12/2028 480 459
3.88%, 02/14/2030 315 303
4.00%, 07/25/2030 435 421
4.00%, 01/10/2031 275 265
4.50%, 04/10/2031 375 373
4.63%, 08/01/2028 480 480
4.75%, 04/10/2026 125 125
4.75%, 11/14/2033 280 283
International Finance Corp
4.38%, 01/15/2027 395 391
Nordic Investment Bank
0.38%, 09/11/2025 230 216
0.50%, 01/21/2026 200 186
4.25%, 02/28/2029 200 197
$ 24,204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .02%
America Movil SAB de CV
2.88%, 05/07/2030 $ 600 $ 527
3.63%, 04/22/2029 400 371
4.38%, 04/22/2049
(a)
200 168
6.13%, 03/30/2040 380 395
AT&T Inc
1.65%, 02/01/2028 200 177
1.70%, 03/25/2026 340 318
2.25%, 02/01/2032 145 117
2.30%, 06/01/2027 750 690
3.10%, 02/01/2043
(a)
145 107
3.50%, 06/01/2041 640 488
3.50%, 09/15/2053 627 423
3.55%, 09/15/2055 815 547
3.65%, 06/01/2051 355 251
3.65%, 09/15/2059 999 667
4.35%, 03/01/2029 500 482
4.35%, 06/15/2045 300 249
4.50%, 05/15/2035 700 640
4.50%, 03/09/2048 500 413
5.40%, 02/15/2034 320 318
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 60 43
5.20%, 02/15/2034 130 127
Cisco Systems Inc
4.80%, 02/26/2027 265 264
4.85%, 02/26/2029 265 264
5.05%, 02/26/2034 265 263
5.30%, 02/26/2054 265 260
5.50%, 01/15/2040 135 137
5.90%, 02/15/2039 170 180
Juniper Networks Inc
2.00%, 12/10/2030 55 44
Orange SA
5.38%, 01/13/2042 30 29
Rogers Communications Inc
3.20%, 03/15/2027 130 123
3.70%, 11/15/2049 90 64
3.80%, 03/15/2032 65 58
5.00%, 02/15/2029 130 128
5.00%, 03/15/2044 75 67
7.50%, 08/15/2038 250 288
Sprint Capital Corp
6.88%, 11/15/2028 320 338
Telefonica Emisiones SA
4.10%, 03/08/2027 325 315
5.21%, 03/08/2047 550 490
7.05%, 06/20/2036 305 331
T-Mobile USA Inc
1.50%, 02/15/2026 155 145
2.05%, 02/15/2028 190 170
2.25%, 11/15/2031 150 122
2.40%, 03/15/2029 25 22
2.55%, 02/15/2031 600 506
3.00%, 02/15/2041 150 108
3.30%, 02/15/2051 250 168
3.38%, 04/15/2029 265 243
3.40%, 10/15/2052 235 160
3.75%, 04/15/2027 315 302
3.88%, 04/15/2030 600 558
4.38%, 04/15/2040 155 135
4.80%, 07/15/2028 160 157
4.95%, 03/15/2028 95 94
5.05%, 07/15/2033 160 156
5.15%, 04/15/2034 135 132
5.20%, 01/15/2033 160 157
5.50%, 01/15/2055 135 129
5.65%, 01/15/2053 135 133

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
5.75%, 01/15/2034 $ 160 $ 164
5.75%, 01/15/2054 160 159
6.00%, 06/15/2054 160 165
Verizon Communications Inc
1.45%, 03/20/2026 115 107
1.50%, 09/18/2030 180 146
1.75%, 01/20/2031 135 108
2.10%, 03/22/2028 175 157
2.36%, 03/15/2032 65 53
2.55%, 03/21/2031 115 97
2.65%, 11/20/2040 750 517
2.88%, 11/20/2050 505 318
2.99%, 10/30/2056 89 54
3.00%, 11/20/2060 65 39
3.40%, 03/22/2041 715 547
3.55%, 03/22/2051 815 583
3.70%, 03/22/2061 480 339
3.85%, 11/01/2042 90 72
4.13%, 03/16/2027 600 584
4.33%, 09/21/2028 60 58
4.40%, 11/01/2034 300 277
4.67%, 03/15/2055 345 298
4.81%, 03/15/2039 75 69
4.86%, 08/21/2046 300 274
Vodafone Group PLC
4.25%, 09/17/2050 250 196
4.38%, 02/19/2043 180 152
5.63%, 02/10/2053 160 154
6.15%, 02/27/2037 240 251
$ 20,696
Transportation - 0 .46%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 395
3.55%, 02/15/2050 155 113
4.15%, 04/01/2045 200 166
4.40%, 03/15/2042 30 26
4.45%, 01/15/2053 40 34
5.20%, 04/15/2054 160 152
5.40%, 06/01/2041 360 357
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 133
3.10%, 12/02/2051 450 298
6.13%, 09/15/2115 75 76
CSX Corp
2.40%, 02/15/2030 60 52
3.35%, 09/15/2049 60 42
3.80%, 03/01/2028 75 72
3.80%, 04/15/2050 700 533
4.30%, 03/01/2048 200 167
4.50%, 11/15/2052 160 137
5.20%, 11/15/2033 160 160
FedEx Corp
3.10%, 08/05/2029 800 726
3.88%, 08/01/2042 30 23
4.55%, 04/01/2046 420 348
5.10%, 01/15/2044 295 268
Norfolk Southern Corp
2.30%, 05/15/2031 60 50
2.55%, 11/01/2029 150 132
2.90%, 08/25/2051 60 37
3.94%, 11/01/2047 192 149
4.05%, 08/15/2052 200 154
4.45%, 03/01/2033 160 151
4.55%, 06/01/2053 455 382
4.84%, 10/01/2041 180 164
5.35%, 08/01/2054 125 119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Ryder System Inc
2.90%, 12/01/2026 $ 150 $ 142
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 600
2.80%, 02/14/2032 110 94
2.89%, 04/06/2036 140 112
2.97%, 09/16/2062 90 53
3.20%, 05/20/2041 60 46
3.38%, 02/14/2042 65 50
3.80%, 10/01/2051 310 237
3.80%, 04/06/2071 590 416
3.84%, 03/20/2060 220 161
4.00%, 04/15/2047 250 199
4.50%, 01/20/2033 130 124
4.95%, 09/09/2052 130 121
United Parcel Service Inc
2.50%, 09/01/2029 125 111
3.40%, 09/01/2049 180 129
4.88%, 03/03/2033 410 402
4.88%, 11/15/2040 30 28
5.05%, 03/03/2053 410 383
5.15%, 05/22/2034 130 129
5.50%, 05/22/2054 130 129
$ 9,301
Trucking & Leasing - 0 .00%
GATX Corp
1.90%, 06/01/2031 115 91
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 60 50
3.25%, 06/01/2051 300 206
3.75%, 09/01/2047 340 257
4.45%, 06/01/2032
(a)
130 124
6.59%, 10/15/2037 13 14
Essential Utilities Inc
2.40%, 05/01/2031
(a)
60 49
5.30%, 05/01/2052 65 59
5.38%, 01/15/2034 135 132
$ 891
TOTAL BONDS $ 568,694
MUNICIPAL BONDS - 0 .16%
Principal
Amount (000's) Value (000's)
California - 0 .05%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 188
6.91%, 10/01/2050 125 145
California State University
2.98%, 11/01/2051 155 103
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 22
State of California
3.50%, 04/01/2028 115 109
7.30%, 10/01/2039 300 345
$ 933
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 165
Illinois - 0 .05%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 286 317
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 31

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
State of Illinois
5.10%, 06/01/2033 $ 700 $ 686
$ 1,034
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 265
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 158
$ 423
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 218
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 48
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 28
State of Texas
4.68%, 04/01/2040 160 150
$ 178
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
150 151
TOTAL MUNICIPAL BONDS $ 3,150
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .40%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .38%
2.00%, 09/01/2031 $ 58 $ 53
2.00%, 12/01/2031 68 63
2.50%, 01/01/2031 125 117
2.50%, 02/01/2031 124 116
2.50%, 12/01/2031 213 198
2.50%, 01/01/2032 231 214
2.50%, 03/01/2032 71 66
2.50%, 11/01/2036 46 41
3.00%, 11/01/2028 79 76
3.00%, 04/01/2029 72 69
3.00%, 09/01/2029 68 65
3.00%, 10/01/2029 102 98
3.00%, 11/01/2029 47 45
3.00%, 01/01/2030 42 40
3.00%, 11/01/2030 45 43
3.00%, 03/01/2031 28 27
3.00%, 05/01/2032 141 133
3.00%, 03/01/2033 56 53
3.00%, 04/01/2033 22 20
3.00%, 09/01/2036 70 64
3.00%, 09/01/2036 40 37
3.00%, 02/01/2037 74 68
3.00%, 10/01/2042 158 139
3.00%, 11/01/2042 255 224
3.00%, 02/01/2043 248 218
3.00%, 08/01/2043 369 323
3.00%, 08/01/2043 312 274
3.00%, 09/01/2043 66 58
3.00%, 10/01/2043 52 46
3.00%, 01/01/2045 56 48
3.00%, 06/01/2046 110 95
3.00%, 10/01/2046 78 68
3.00%, 02/01/2047 129 111
3.50%, 12/01/2031 86 82
3.50%, 05/01/2034 31 29
3.50%, 11/01/2034 38 36
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2035 $ 84 $ 79
3.50%, 04/01/2037 31 29
3.50%, 06/01/2042 201 184
3.50%, 02/01/2045 39 35
3.50%, 03/01/2045 109 98
3.50%, 06/01/2045 113 102
3.50%, 06/01/2046 139 124
4.00%, 12/01/2024 4 4
4.00%, 12/01/2030 8 8
4.00%, 11/01/2033 59 57
4.00%, 07/01/2034 41 39
4.00%, 04/01/2038 76 72
4.00%, 12/01/2040 87 82
4.00%, 02/01/2044 72 67
4.00%, 04/01/2044 82 76
4.00%, 07/01/2044 100 93
4.00%, 09/01/2044 35 33
4.00%, 11/01/2044 131 122
4.00%, 01/01/2045 109 101
4.00%, 08/01/2045 154 143
4.00%, 12/01/2045 26 24
4.00%, 02/01/2046 41 38
4.00%, 05/01/2046 87 81
4.50%, 10/01/2030 33 33
4.50%, 05/01/2031 4 4
4.50%, 05/01/2049 1,832 1,748
5.50%, 06/01/2034 42 42
5.50%, 07/01/2038 52 52
5.50%, 07/01/2038 41 41
5.50%, 12/01/2038 87 87
5.50%, 10/01/2039 146 147
5.50%, 06/01/2041 57 57
6.00%, 04/01/2038 240 246
6.00%, 11/01/2038 55 56
$ 7,661
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .24%
1.50%, 12/01/2035 2,096 1,791
1.50%, 03/01/2036 1,229 1,049
1.50%, 05/01/2036 4,283 3,654
1.50%, 05/01/2036 1,355 1,160
1.50%, 11/01/2036 960 819
1.50%, 12/01/2036 2,312 1,962
1.50%, 01/01/2037 777 660
1.50%, 11/01/2050 800 592
1.50%, 01/01/2051 3,679 2,714
1.50%, 06/01/2051 1,725 1,273
2.00%, 09/01/2029 110 104
2.00%, 05/01/2030 45 42
2.00%, 12/01/2031 93 85
2.00%, 02/01/2032 62 57
2.00%, 02/01/2036 3,287 2,893
2.00%, 02/01/2036 1,468 1,290
2.00%, 03/01/2036 2,640 2,324
2.00%, 04/01/2036 4,819 4,266
2.00%, 05/01/2036 946 832
2.00%, 02/01/2037 6,674 5,845
2.00%, 11/01/2041 6,401 5,287
2.00%, 05/01/2042 2,726 2,248
2.00%, 12/01/2050 14,576 11,346
2.00%, 02/01/2051 2,183 1,707
2.00%, 02/01/2051 7,607 5,904
2.00%, 02/01/2051 10,282 7,985
2.00%, 04/01/2051 7,839 6,145
2.00%, 04/01/2051 2,289 1,805
2.00%, 04/01/2051 5,209 4,101
2.00%, 04/01/2051 11,830 9,313
2.00%, 06/01/2051 1,975 1,536

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 07/01/2051 $ 8,295 $ 6,436
2.00%, 09/01/2051 2,844 2,209
2.00%, 10/01/2051 3,991 3,112
2.00%, 10/01/2051 2,493 1,959
2.00%, 11/01/2051 1,677 1,317
2.00%, 11/01/2051 1,812 1,403
2.00%, 12/01/2051 3,346 2,609
2.00%, 12/01/2051 2,958 2,313
2.00%, 12/01/2051 2,706 2,117
2.00%, 01/01/2052 11,814 9,285
2.00%, 01/01/2052 2,095 1,638
2.00%, 03/01/2052 4,711 3,677
2.00%, 04/01/2052 1,276 1,001
2.00%, 04/01/2052 2,144 1,685
2.00%, 04/01/2052 10,749 8,400
2.50%, 01/01/2028 36 35
2.50%, 11/01/2028 115 109
2.50%, 09/01/2029 74 70
2.50%, 05/01/2030 98 92
2.50%, 08/01/2030 129 121
2.50%, 03/01/2031 110 103
2.50%, 11/01/2031 230 213
2.50%, 12/01/2031 42 39
2.50%, 01/01/2032 64 59
2.50%, 03/01/2032 77 71
2.50%, 07/01/2033 7 6
2.50%, 02/01/2035 1,045 949
2.50%, 10/01/2036 20 18
2.50%, 10/01/2036 48 43
2.50%, 12/01/2036 61 54
2.50%, 04/01/2037 1,207 1,089
2.50%, 07/01/2037 5,902 5,333
2.50%, 04/01/2042 4,281 3,651
2.50%, 01/01/2043 51 43
2.50%, 05/01/2043 81 67
2.50%, 10/01/2043 64 53
2.50%, 08/01/2046 42 35
2.50%, 12/01/2046 108 89
2.50%, 12/01/2046 71 59
2.50%, 08/01/2050 4,537 3,732
2.50%, 09/01/2050 1,394 1,142
2.50%, 11/01/2050 616 506
2.50%, 02/01/2051 6,043 5,010
2.50%, 02/01/2051 2,139 1,759
2.50%, 07/01/2051 1,230 1,008
2.50%, 07/01/2051 8,109 6,632
2.50%, 07/01/2051 600 486
2.50%, 07/01/2051 909 737
2.50%, 08/01/2051 1,053 854
2.50%, 09/01/2051 1,819 1,480
2.50%, 11/01/2051 5,833 4,803
2.50%, 11/01/2051 2,553 2,101
2.50%, 02/01/2052 2,132 1,747
2.50%, 02/01/2052 2,124 1,747
2.50%, 02/01/2052 1,209 991
2.50%, 02/01/2052 11,117 9,112
2.50%, 02/01/2052 2,771 2,245
2.50%, 03/01/2052 10,667 8,744
2.50%, 03/01/2052 2,201 1,797
2.50%, 04/01/2052 10,520 8,590
2.50%, 05/01/2052 3,047 2,491
3.00%, 04/01/2027 22 21
3.00%, 01/01/2029 27 25
3.00%, 02/01/2029 30 29
3.00%, 12/01/2029 30 28
3.00%, 12/01/2029 32 30
3.00%, 01/01/2030 133 126
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2030 $ 160 $ 152
3.00%, 06/01/2030 83 79
3.00%, 09/01/2030 33 32
3.00%, 10/01/2030 149 142
3.00%, 11/01/2030 149 141
3.00%, 12/01/2030 27 26
3.00%, 03/01/2031 93 88
3.00%, 04/01/2031 31 30
3.00%, 09/01/2031 152 144
3.00%, 12/01/2031 63 60
3.00%, 01/01/2033 19 18
3.00%, 04/01/2033 20 19
3.00%, 08/01/2034 190 176
3.00%, 05/01/2035 205 189
3.00%, 05/01/2037 3,132 2,905
3.00%, 06/01/2040 385 339
3.00%, 04/01/2043 223 195
3.00%, 04/01/2043 121 106
3.00%, 04/01/2043 60 53
3.00%, 05/01/2043 277 244
3.00%, 05/01/2043 54 47
3.00%, 05/01/2043 92 81
3.00%, 07/01/2043 56 49
3.00%, 07/01/2043 281 245
3.00%, 08/01/2043 40 35
3.00%, 08/01/2043 299 262
3.00%, 10/01/2043 277 242
3.00%, 10/01/2043 169 148
3.00%, 11/01/2043 76 66
3.00%, 01/01/2045 381 334
3.00%, 05/01/2046 51 44
3.00%, 05/01/2046 57 50
3.00%, 10/01/2046 324 280
3.00%, 10/01/2049 1,590 1,361
3.00%, 11/01/2049 1,367 1,171
3.00%, 11/01/2049 1,768 1,512
3.00%, 03/01/2050 2,945 2,518
3.00%, 02/01/2052 2,168 1,862
3.00%, 03/01/2052 6,824 5,783
3.00%, 04/01/2052 1,863 1,599
3.00%, 05/01/2052 7,041 5,941
3.00%, 05/01/2052 11,096 9,406
3.00%, 05/01/2052 2,962 2,534
3.00%, 06/01/2052 4,937 4,184
3.50%, 12/01/2026 29 28
3.50%, 03/01/2029 58 55
3.50%, 09/01/2029 62 60
3.50%, 11/01/2030 50 48
3.50%, 04/01/2032 8 8
3.50%, 07/01/2032 7 7
3.50%, 09/01/2032 8 7
3.50%, 12/01/2032 973 928
3.50%, 10/01/2033 5 5
3.50%, 05/01/2034 26 25
3.50%, 06/01/2034 18 17
3.50%, 07/01/2034 114 107
3.50%, 10/01/2034 29 27
3.50%, 02/01/2036 32 30
3.50%, 02/01/2037 25 23
3.50%, 05/01/2037 34 32
3.50%, 05/01/2037 1,690 1,605
3.50%, 03/01/2041 13 12
3.50%, 03/01/2042 29 26
3.50%, 06/01/2042 171 155
3.50%, 07/01/2042 30 27
3.50%, 04/01/2043 222 201
3.50%, 05/01/2043 156 141

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2043 $ 169 $ 153
3.50%, 01/01/2044 712 648
3.50%, 01/01/2044 57 52
3.50%, 10/01/2044 86 77
3.50%, 12/01/2044 151 136
3.50%, 11/01/2045 109 98
3.50%, 12/01/2045 13 11
3.50%, 12/01/2045 135 121
3.50%, 01/01/2046 171 153
3.50%, 03/01/2046 42 37
3.50%, 07/01/2046 147 132
3.50%, 12/01/2046 122 110
3.50%, 01/01/2048 798 714
3.50%, 11/01/2049 1,763 1,587
3.50%, 12/01/2049 1,289 1,160
3.50%, 01/01/2050 6,232 5,553
3.50%, 04/01/2052 5,135 4,571
3.50%, 05/01/2052 2,556 2,274
3.50%, 07/01/2052 10,445 9,318
3.50%, 08/01/2052 3,685 3,274
4.00%, 12/01/2024 7 7
4.00%, 04/01/2029 3 3
4.00%, 12/01/2030 4 4
4.00%, 03/01/2031 92 90
4.00%, 03/01/2031 3 3
4.00%, 11/01/2031 6 5
4.00%, 11/01/2033 5 5
4.00%, 11/01/2033 102 98
4.00%, 10/01/2034 60 58
4.00%, 02/01/2036 100 96
4.00%, 01/01/2037 31 30
4.00%, 10/01/2037 47 45
4.00%, 03/01/2038 17 16
4.00%, 07/01/2038 62 59
4.00%, 12/01/2038 42 40
4.00%, 01/01/2039 57 54
4.00%, 01/01/2041 39 37
4.00%, 02/01/2041 13 12
4.00%, 12/01/2041 61 57
4.00%, 06/01/2042 58 54
4.00%, 06/01/2042 97 91
4.00%, 07/01/2042 314 294
4.00%, 12/01/2042 101 94
4.00%, 09/01/2044 47 43
4.00%, 11/01/2044 44 41
4.00%, 10/01/2049 1,630 1,501
4.00%, 11/01/2049 661 608
4.00%, 04/01/2050 1,333 1,228
4.00%, 05/01/2052 4,712 4,381
4.00%, 08/01/2052 915 831
4.00%, 08/01/2052 7,057 6,448
4.00%, 01/01/2053 5,686 5,246
4.00%, 05/01/2053 4,804 4,400
4.50%, 06/01/2029 6 6
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 4 4
4.50%, 01/01/2034 13 13
4.50%, 10/01/2052 5,338 5,045
4.50%, 05/01/2053 5,281 4,976
4.50%, 07/01/2053 6,051 5,737
5.00%, 12/01/2025 1 1
5.00%, 07/01/2052 2,742 2,661
5.00%, 08/01/2052 2,242 2,180
5.00%, 11/01/2052 4,403 4,247
5.00%, 04/01/2053 1,859 1,806
5.00%, 05/01/2053 5,739 5,576
5.00%, 06/01/2053 2,806 2,722
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 10/01/2053 $ 2,715 $ 2,641
5.50%, 12/01/2027 2 2
5.50%, 03/01/2038 51 51
5.50%, 05/01/2038 56 56
5.50%, 06/01/2038 79 79
5.50%, 09/01/2038 126 126
5.50%, 11/01/2038 70 70
5.50%, 04/01/2039 64 64
5.50%, 04/01/2040 53 53
5.50%, 03/01/2053 3,632 3,602
5.50%, 07/01/2053 6,964 6,985
5.50%, 08/01/2053 6,262 6,183
5.50%, 06/01/2054
(k)
2,500 2,459
6.00%, 04/01/2026 2 2
6.00%, 10/01/2036 45 46
6.00%, 01/01/2053 5,217 5,322
6.00%, 05/01/2053 1,630 1,649
6.00%, 10/01/2053 3,342 3,391
6.00%, 06/01/2054
(k)
5,770 5,778
6.50%, 02/01/2054 3,284 3,359
6.50%, 06/01/2054
(k)
7,850 7,979
$ 409,820
Government National Mortgage Association (GNMA) - 6 .24%
2.00%, 08/20/2050 2,135 1,713
2.00%, 01/20/2051 2,303 1,847
2.00%, 02/20/2051 7,910 6,346
2.00%, 05/20/2051 6,021 4,829
2.00%, 07/20/2051 8,763 7,029
2.50%, 06/20/2027 27 26
2.50%, 12/20/2030 35 33
2.50%, 03/20/2031 64 59
2.50%, 07/20/2043 69 59
2.50%, 12/20/2046 165 139
2.50%, 01/20/2047 53 45
2.50%, 06/20/2050 2,510 2,101
2.50%, 04/20/2051 2,021 1,685
2.50%, 05/20/2051 7,027 5,858
2.50%, 07/20/2051 7,953 6,630
2.50%, 09/20/2051 8,557 7,134
3.00%, 02/15/2027 13 13
3.00%, 08/20/2029 23 22
3.00%, 09/20/2029 28 27
3.00%, 07/20/2030 24 23
3.00%, 01/20/2031 28 27
3.00%, 07/20/2032 32 30
3.00%, 03/20/2043 229 199
3.00%, 03/20/2043 46 41
3.00%, 04/20/2043 297 262
3.00%, 06/20/2043 263 232
3.00%, 08/20/2043 286 252
3.00%, 12/15/2044 27 23
3.00%, 01/15/2045 28 24
3.00%, 01/15/2045 22 20
3.00%, 02/20/2045 25 22
3.00%, 05/20/2045 163 144
3.00%, 06/20/2045 66 58
3.00%, 07/20/2045 486 427
3.00%, 12/20/2045 114 101
3.00%, 01/20/2046 50 44
3.00%, 03/20/2046 202 178
3.00%, 04/20/2046 442 388
3.00%, 05/20/2046 327 287
3.00%, 06/20/2046 319 280
3.00%, 07/20/2046 724 635
3.00%, 08/20/2046 301 264
3.00%, 09/20/2046 226 198
3.00%, 10/20/2046 172 151

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 11/20/2046 $ 393 $ 338
3.00%, 12/15/2046 63 55
3.00%, 09/20/2051 7,889 6,824
3.00%, 12/20/2051 7,650 6,611
3.50%, 05/20/2042 70 64
3.50%, 06/20/2042 72 66
3.50%, 07/20/2042 282 257
3.50%, 09/20/2042 217 198
3.50%, 10/20/2042 156 143
3.50%, 11/20/2042 137 125
3.50%, 12/20/2042 144 131
3.50%, 01/20/2043 238 217
3.50%, 02/20/2043 376 343
3.50%, 03/20/2043 254 232
3.50%, 04/15/2043 97 89
3.50%, 04/20/2043 168 151
3.50%, 05/20/2043 112 102
3.50%, 07/20/2043 144 132
3.50%, 08/20/2043 347 316
3.50%, 09/20/2043 249 228
3.50%, 10/20/2043 117 107
3.50%, 09/20/2044 94 85
3.50%, 10/20/2044 109 99
3.50%, 11/20/2044 103 94
3.50%, 12/20/2044 107 97
3.50%, 01/20/2045 104 94
3.50%, 02/20/2045 140 127
3.50%, 03/15/2045 24 22
3.50%, 03/20/2045 175 159
3.50%, 04/15/2045 9 8
3.50%, 04/20/2045 104 94
3.50%, 04/20/2045 170 154
3.50%, 05/20/2045 171 155
3.50%, 06/20/2045 26 24
3.50%, 07/20/2045 146 132
3.50%, 08/20/2045 160 145
3.50%, 09/20/2045 152 138
3.50%, 10/20/2045 137 124
3.50%, 11/20/2045 244 221
3.50%, 12/20/2045 179 162
3.50%, 02/20/2046 146 132
3.50%, 08/15/2046 27 25
3.50%, 09/15/2046 67 60
3.50%, 07/20/2047 3,297 2,983
3.50%, 01/15/2048 36 32
3.50%, 01/20/2048 1,897 1,711
3.50%, 02/20/2048 4,380 3,952
3.50%, 09/15/2048 80 73
4.00%, 11/20/2043 199 188
4.00%, 02/20/2044 81 76
4.00%, 05/15/2044 68 64
4.00%, 05/20/2044 46 43
4.00%, 07/20/2044 14 13
4.00%, 08/20/2044 103 97
4.00%, 09/20/2044 92 87
4.00%, 10/20/2044 333 314
4.00%, 11/15/2044 42 39
4.00%, 11/20/2044 65 61
4.00%, 12/20/2044 123 116
4.00%, 01/20/2045 53 50
4.00%, 03/20/2045 82 77
4.00%, 08/20/2045 90 84
4.00%, 09/15/2045 10 9
4.00%, 09/20/2045 105 98
4.00%, 10/20/2045 133 125
4.00%, 11/20/2045 184 172
4.00%, 12/15/2045 33 31
4.00%, 01/20/2046 214 200
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 02/20/2046 $ 34 $ 32
4.00%, 04/20/2046 128 120
4.00%, 10/20/2046 37 34
4.00%, 11/20/2046 168 157
4.00%, 01/20/2047 10 9
4.00%, 02/20/2047 151 141
4.00%, 03/20/2047 103 96
4.00%, 05/20/2047 35 32
4.00%, 11/20/2047 227 212
4.00%, 04/20/2052 7,329 6,737
4.50%, 03/15/2039 77 75
4.50%, 03/15/2040 81 79
4.50%, 07/15/2040 99 95
4.50%, 02/20/2041 18 17
4.50%, 03/20/2041 13 12
4.50%, 05/15/2045 16 15
4.50%, 12/20/2046 126 122
4.50%, 10/15/2047 62 59
4.50%, 02/20/2049 2,798 2,680
4.50%, 09/20/2052 6,174 5,842
5.00%, 05/15/2033 71 70
5.00%, 07/20/2038 58 57
5.00%, 10/15/2038 97 97
5.00%, 04/20/2039 42 42
5.00%, 10/15/2041 80 78
5.00%, 01/20/2045 67 66
5.00%, 02/20/2046 25 25
5.00%, 12/20/2046 49 49
5.00%, 08/20/2048 16 16
5.00%, 10/20/2048 59 58
5.00%, 12/20/2052 1,006 978
5.00%, 01/20/2053 6,699 6,507
5.50%, 03/15/2038 48 49
5.50%, 02/15/2039 42 43
5.50%, 06/15/2040 85 86
5.50%, 07/20/2044 51 52
5.50%, 09/20/2044 71 73
5.50%, 12/20/2048 9 9
5.50%, 03/20/2053 1,005 998
5.50%, 08/20/2053 969 962
5.50%, 06/20/2054
(k)
6,075 6,026
6.00%, 06/20/2054
(k)
5,975 6,012
6.00%, 07/20/2054
(k)
2,500 2,511
6.50%, 06/20/2054
(k)
5,210 5,288
$ 126,398
U.S. Treasury - 42 .54%
0.25%, 06/30/2025 2,945 2,796
0.25%, 07/31/2025 5,885 5,566
0.25%, 08/31/2025 1,680 1,583
0.25%, 09/30/2025 1,600 1,502
0.25%, 10/31/2025 5,070 4,742
0.38%, 11/30/2025 11,135 10,398
0.38%, 12/31/2025 3,835 3,569
0.38%, 07/31/2027 6,345 5,557
0.50%, 02/28/2026 5,870 5,438
0.50%, 04/30/2027 14,200 12,606
0.50%, 05/31/2027 4,955 4,384
0.50%, 06/30/2027 3,790 3,344
0.50%, 08/31/2027 7,780 6,819
0.50%, 10/31/2027 5,120 4,461
0.63%, 07/31/2026 6,055 5,540
0.63%, 03/31/2027 3,635 3,248
0.63%, 11/30/2027 7,625 6,653
0.63%, 12/31/2027 5,495 4,780
0.63%, 05/15/2030 21,605 17,276
0.63%, 08/15/2030 11,910 9,437
0.75%, 04/30/2026 5,060 4,682
0.75%, 05/31/2026 9,830 9,069

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.75%, 08/31/2026 $ 13,290 $ 12,155
0.75%, 01/31/2028 10,210 8,898
0.88%, 06/30/2026 3,825 3,529
0.88%, 09/30/2026 4,565 4,177
0.88%, 11/15/2030 13,310 10,641
1.00%, 07/31/2028 8,595 7,447
1.13%, 10/31/2026 5,395 4,951
1.13%, 02/28/2027 605 550
1.13%, 02/29/2028 5,245 4,625
1.13%, 08/31/2028 7,015 6,095
1.13%, 02/15/2031 13,650 11,036
1.13%, 05/15/2040 4,465 2,703
1.13%, 08/15/2040 3,885 2,330
1.25%, 11/30/2026 8,500 7,807
1.25%, 12/31/2026 9,625 8,822
1.25%, 04/30/2028 2,045 1,804
1.25%, 05/31/2028 8,310 7,311
1.25%, 06/30/2028 9,680 8,496
1.25%, 09/30/2028 5,880 5,125
1.25%, 08/15/2031 10,095 8,100
1.25%, 05/15/2050 3,280 1,597
1.38%, 08/31/2026 4,375 4,058
1.38%, 10/31/2028 8,830 7,722
1.38%, 12/31/2028 7,435 6,474
1.38%, 11/15/2031 11,485 9,235
1.38%, 11/15/2040 3,990 2,483
1.38%, 08/15/2050 4,950 2,489
1.50%, 08/15/2026 4,500 4,191
1.50%, 01/31/2027 1,475 1,357
1.50%, 11/30/2028 6,840 6,003
1.50%, 02/15/2030 4,640 3,945
1.63%, 02/15/2026 2,808 2,656
1.63%, 05/15/2026 5,426 5,100
1.63%, 09/30/2026 495 461
1.63%, 10/31/2026 3,185 2,959
1.63%, 11/30/2026 2,925 2,712
1.63%, 08/15/2029 3,890 3,378
1.63%, 05/15/2031 11,030 9,161
1.63%, 11/15/2050 7,265 3,909
1.75%, 12/31/2026 2,055 1,908
1.75%, 01/31/2029 14,125 12,491
1.75%, 11/15/2029 2,360 2,054
1.75%, 08/15/2041 8,245 5,378
1.88%, 06/30/2026 3,625 3,415
1.88%, 07/31/2026 1,340 1,260
1.88%, 02/28/2027 7,160 6,643
1.88%, 02/28/2029 5,360 4,760
1.88%, 02/15/2032 9,805 8,144
1.88%, 02/15/2041 9,830 6,639
1.88%, 02/15/2051 6,040 3,468
1.88%, 11/15/2051 8,380 4,778
2.00%, 08/15/2025 3,995 3,851
2.00%, 11/15/2026 3,845 3,602
2.00%, 11/15/2041 5,285 3,582
2.00%, 02/15/2050 7,890 4,718
2.00%, 08/15/2051 10,165 6,001
2.13%, 05/31/2026 4,130 3,916
2.25%, 11/15/2025 4,590 4,412
2.25%, 03/31/2026 1,425 1,359
2.25%, 02/15/2027 4,285 4,021
2.25%, 08/15/2027 4,875 4,531
2.25%, 11/15/2027 6,555 6,064
2.25%, 05/15/2041 6,930 4,954
2.25%, 08/15/2046 595 392
2.25%, 08/15/2049 6,550 4,173
2.25%, 02/15/2052 6,160 3,857
2.38%, 04/30/2026 2,895 2,763
2.38%, 05/15/2027 1,710 1,603
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 03/31/2029 $ 6,075 $ 5,515
2.38%, 05/15/2029 6,050 5,481
2.38%, 02/15/2042 6,020 4,329
2.38%, 11/15/2049 3,305 2,162
2.38%, 05/15/2051 6,765 4,385
2.50%, 02/28/2026 945 907
2.50%, 03/31/2027 1,825 1,720
2.50%, 02/15/2045 3,700 2,607
2.50%, 02/15/2046 1,520 1,059
2.63%, 12/31/2025 4,285 4,131
2.63%, 01/31/2026 7,320 7,046
2.63%, 05/31/2027 2,855 2,693
2.63%, 02/15/2029 7,695 7,080
2.63%, 07/31/2029 2,255 2,061
2.75%, 06/30/2025 3,290 3,208
2.75%, 08/31/2025 6,495 6,312
2.75%, 04/30/2027 2,180 2,066
2.75%, 02/15/2028 2,955 2,770
2.75%, 05/31/2029 2,500 2,304
2.75%, 08/15/2032 4,220 3,717
2.75%, 08/15/2042 739 561
2.75%, 11/15/2042 1,090 825
2.75%, 11/15/2047 1,605 1,153
2.88%, 06/15/2025 4,890 4,777
2.88%, 11/30/2025 3,075 2,980
2.88%, 05/15/2028 3,870 3,635
2.88%, 08/15/2028 6,250 5,852
2.88%, 04/30/2029 4,605 4,274
2.88%, 05/15/2032 10,200 9,098
2.88%, 05/15/2043 2,880 2,212
2.88%, 11/15/2046 600 445
2.88%, 05/15/2049 4,490 3,272
2.88%, 05/15/2052 1,405 1,014
3.00%, 07/15/2025 3,040 2,970
3.00%, 09/30/2025 540 526
3.00%, 10/31/2025 8,300 8,070
3.00%, 05/15/2042 1,705 1,351
3.00%, 11/15/2044 2,290 1,767
3.00%, 05/15/2045 1,340 1,030
3.00%, 11/15/2045 1,095 839
3.00%, 02/15/2047 3,175 2,405
3.00%, 05/15/2047 1,190 900
3.00%, 02/15/2048 3,415 2,567
3.00%, 08/15/2048 1,210 907
3.00%, 02/15/2049 3,190 2,385
3.00%, 08/15/2052 4,610 3,415
3.13%, 08/15/2025 7,555 7,381
3.13%, 11/15/2028 6,035 5,693
3.13%, 08/31/2029 3,010 2,817
3.13%, 11/15/2041 7,350 5,981
3.13%, 02/15/2042 1,140 924
3.13%, 02/15/2043 815 653
3.13%, 08/15/2044 2,320 1,834
3.13%, 05/15/2048 1,030 791
3.25%, 06/30/2027 1,635 1,570
3.25%, 06/30/2029 4,380 4,130
3.25%, 05/15/2042 5,235 4,306
3.38%, 05/15/2033 6,975 6,402
3.38%, 08/15/2042 3,025 2,527
3.38%, 11/15/2048 4,320 3,465
3.50%, 09/15/2025 6,800 6,666
3.50%, 01/31/2028 3,970 3,824
3.50%, 01/31/2030 7,810 7,416
3.50%, 04/30/2030 3,395 3,218
3.50%, 02/15/2033 8,390 7,790
3.50%, 02/15/2039 1,130 1,006
3.63%, 03/31/2028 1,760 1,701
3.63%, 03/31/2030 4,260 4,067

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 08/15/2043 $ 2,410 $ 2,071
3.63%, 02/15/2044 1,245 1,067
3.63%, 02/15/2053 2,325 1,947
3.63%, 05/15/2053 7,665 6,421
3.75%, 05/31/2030 2,265 2,175
3.75%, 06/30/2030 800 768
3.75%, 08/15/2041 2,175 1,941
3.88%, 01/15/2026 1,405 1,381
3.88%, 11/30/2027 1,075 1,049
3.88%, 12/31/2027 5,365 5,237
3.88%, 09/30/2029 6,260 6,071
3.88%, 11/30/2029 2,300 2,229
3.88%, 08/15/2033 4,430 4,222
3.88%, 08/15/2040 1,350 1,234
3.88%, 02/15/2043 2,125 1,900
3.88%, 05/15/2043 1,060 946
4.00%, 02/15/2026 5,940 5,847
4.00%, 01/31/2029 2,680 2,621
4.00%, 07/31/2030 5,145 5,004
4.00%, 02/15/2034 5,665 5,446
4.00%, 11/15/2042 3,150 2,871
4.00%, 11/15/2052 8,210 7,372
4.13%, 09/30/2027 3,685 3,628
4.13%, 11/15/2032 7,390 7,197
4.13%, 08/15/2053 3,930 3,605
4.25%, 10/15/2025 6,070 6,005
4.25%, 03/15/2027 2,415 2,387
4.25%, 05/15/2039 375 362
4.25%, 11/15/2040 1,088 1,040
4.25%, 02/15/2054 270 253
4.38%, 08/15/2026 1,610 1,595
4.38%, 02/15/2038 495 489
4.38%, 11/15/2039 700 684
4.38%, 05/15/2040 595 580
4.38%, 05/15/2041 5,250 5,082
4.38%, 08/15/2043 1,645 1,571
4.50%, 03/31/2026 8,005 7,947
4.50%, 11/15/2033 7,780 7,781
4.50%, 02/15/2036 440 444
4.50%, 05/15/2038 1,200 1,199
4.50%, 08/15/2039 730 724
4.63%, 02/28/2026 7,510 7,469
4.63%, 03/15/2026 6,985 6,948
4.63%, 04/30/2031 2,030 2,045
4.63%, 02/15/2040 1,345 1,350
4.75%, 07/31/2025 4,270 4,252
4.75%, 02/15/2037 1,250 1,286
4.75%, 02/15/2041 1,794 1,819
4.75%, 11/15/2053 1,615 1,645
5.00%, 08/31/2025 12,245 12,227
5.00%, 10/31/2025 1,490 1,489
5.00%, 05/15/2037 385 405
5.25%, 11/15/2028 409 420
5.25%, 02/15/2029 795 820
5.38%, 02/15/2031 1,100 1,161
5.50%, 08/15/2028 1,115 1,158
6.13%, 11/15/2027 700 734
6.25%, 05/15/2030 1,050 1,145
6.38%, 08/15/2027 1,540 1,620
6.50%, 11/15/2026 1,000 1,047
6.63%, 02/15/2027 450 473
$ 861,530
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,405,409
Total Investments $ 2,073,361
Other Assets and Liabilities -  (2.39)% (48,366)
TOTAL NET ASSETS - 100.00% $ 2,024,995
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20,917 or 1.03% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21,339 or
1.05% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,298 or 0.16% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Non-income producing security
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 46 .15%
Mortgage Securities 27 .04%
Financial 8 .44%
Consumer, Non-cyclical 4 .30%
Money Market Funds 4 .06%
Utilities 2 .22%
Communications 2 .04%
Industrial 1 .86%
Technology 1 .81%
Energy 1 .71%
Consumer, Cyclical 1 .36%
Exchange-Traded Funds 0 .69%
Basic Materials 0 .55%
Revenue Bonds 0 .07%
General Obligation Unlimited 0 .07%
Insured 0 .02%
Other Assets and Liabilities
( 2 .39 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Bond Market Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 55,110 $ 535,153 $ 516,330 $ 73,933
$ 55,110 $ 535,153 $ 516,330 $ 73,933
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,576 $ — $ — $ —
$ 1,576 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
Invesco Preferred ETF
(a)
121,647 $ 1,406
Money Market Funds - 1.48%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
4,871,240 4,871
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
12,079,834 12,080
$ 16,951
TOTAL INVESTMENT COMPANIES $ 18,357
PREFERRED STOCKS - 0 .26% Shares Held Value (000's)
Banks - 0.19%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 1,019
US Bancorp 6.19%, 07/05/2024
(a),(e)
51,995 1,117
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
$ 2,136
Diversified Financial Services - 0.01%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 152
Insurance - 0.06%
Assurant Inc 5.25%, 01/15/2061 29,885 629
TOTAL PREFERRED STOCKS $ 2,917
BONDS - 97.80%
Principal
Amount (000's) Value (000's)
Banks - 60.94%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,907
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 551
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
11,400 11,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
9.38%, 03/19/2029
(e),(f),(g)
8,500 9,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
10,400 9,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
9.63%, 11/21/2028
(e),(f),(g)
3,000 3,207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(f),(g)
5,000 5,484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
10,304 10,278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Montreal
7.70%, 05/26/2084
(f)
7,300 7,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(f)
25,000 23,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 17,992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 6,900
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
$ 7,600 $ 6,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(f)
24,000 23,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(f)
3,300 3,445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(f),(g)
8,000 6,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
8.00%, 06/15/2024
(e),(f),(g)
2,000 1,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(f),(g)
1,800 1,919
USD SOFR ICE Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(a),(e),(f),(g),(h)
3,500 2,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(f),(g),(h)
7,000 5,773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,803 6,808
USD Swap Semi-Annual 5 Year + 5.15%
8.50%, 08/14/2028
(e),(f),(g),(h)
2,000 2,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g)
1,400 1,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
22,661 21,319
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
12,000 11,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.70%, 01/30/2025
(e),(f)
7,000 6,851
Secured Overnight Financing Rate + 3.23%
6.25%, 08/15/2026
(e),(f)
1,239 1,237
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(a),(e),(f)
3,600 3,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
3,900 3,525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(f)
8,000 7,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 07/06/2024
(e)
4,975 4,884
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
6.15%, 02/15/2027
(h)
10,571 10,355
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%

Schedule of Investments
Capital Securities Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA
8.13%, 12/23/2025
(e),(f),(g),(h)
$ 8,932 $ 9,111
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,378
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
2,500 2,213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
2,200 2,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
7,100 6,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
444 416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(e),(f)
1,000 985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(e),(f)
3,500 3,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(e),(f)
1,000 1,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
7.50%, 05/10/2029
(e),(f)
12,000 12,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,056
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 8,831
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,867
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(f),(g)
1,300 1,299
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(f),(g)
500 484
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(e),(f),(g)
5,000 5,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
19,200 17,716
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(f)
8,700 8,084
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
6.22%, 06/15/2028 2,400 2,163
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,947
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,515 7,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
$ 7,000 $ 6,988
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(f)
21,993 20,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.88%, 06/01/2029
(e),(f)
8,600 8,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(f)
3,775 3,366
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.30%, 07/01/2028 1,500 1,362
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,715
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(f),(g)
4,300 4,303
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(f),(g)
15,850 15,782
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(f),(g)
2,000 2,017
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 6,583
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,755
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
9.19%, 08/15/2024
(a),(e)
1,300 1,312
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
NatWest Group PLC
4.60%, 06/28/2031
(e),(f),(g)
10,000 7,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
8,000 8,044
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,287
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
6.17%, 06/01/2028 3,000 2,844
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(f)
2,300 2,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(f)
13,600 13,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(f)
2,000 1,965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%

Schedule of Investments
Capital Securities Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(continued)
6.25%, 03/15/2030
(e),(f)
$ 7,500 $ 7,157
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(f)
3,500 3,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
7.50%, 05/02/2084
(f)
8,000 8,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
5,000 4,887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.50%, 03/25/2034
(e),(f),(g),(h)
3,600 3,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(e),(f),(g),(h)
7,000 7,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(e),(f),(g)
7,500 6,143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.00%, 07/26/2025
(a),(e),(f),(g)
1,000 980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(h)
7,100 7,113
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(f)
2,000 2,004
3 Month USD LIBOR + 1.46%
7.88%, 03/08/2030
(e),(f),(g),(h)
1,000 992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.70%, 03/15/2029
(e),(f)
3,900 3,941
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
7.75%, 03/17/2030
(e),(f),(g)
3,000 2,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
13,601 14,097
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(f)
23,120 22,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,926
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.24%, 03/15/2028 2,000 1,914
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.25%, 05/15/2027 4,500 4,366
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
$ 10,000 $ 9,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
19,500 19,297
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
UniCredit SpA
8.00%, 06/03/2024
(e),(f),(g)
10,300 10,300
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 28,926
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
16,700 15,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
7.63%, 09/15/2028
(e),(f)
6,800 7,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 697,155
Diversified Financial Services - 9.29%
American Express Co
3.55%, 09/15/2026
(e),(f)
29,789 27,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(f)
11,200 10,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(f)
26,000 24,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
13,207 12,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(f)
21,300 21,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,800 9,231
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(f)
1,400 1,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 106,249
Electric - 6.36%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 6,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(a),(e),(f)
9,900 9,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(f)
27,300 27,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%

Schedule of Investments
Capital Securities Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.25%, 01/15/2082
(f)
$ 5,000 $ 4,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(f)
17,839 17,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
2,000 1,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.70%, 09/01/2054
(f)
2,700 2,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
7.63%, 10/01/2066 3,341 3,215
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 72,779
Food - 0.58%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
7,000 6,597
Insurance - 12.66%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,053
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 4,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
8.52%, 08/15/2053 6,900 6,920
CME Term Secured Overnight Financing
Rate 3 Month + 3.20%
American International Group Inc
5.75%, 04/01/2048
(f)
3,580 3,510
3 Month USD LIBOR + 2.87%
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 494
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,839
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f)
7,100 7,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(e),(f)
1,448 1,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
7.97%, 05/01/2067 1,100 1,054
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
11,500 10,639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,415
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,213
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.85%, 09/15/2025
(e),(f)
$ 7,200 $ 6,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 705
9.25%, 04/08/2068
(h)
10,372 12,022
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,708
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,822
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 782
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 8,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(f)
2,000 2,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
5,000 4,246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(h)
1,600 1,572
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
31,200 25,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 144,876
Oil & Gas - 0.42%
BP Capital Markets PLC
4.38%, 06/22/2025
(a),(e),(f)
1,966 1,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,000 2,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 4,753
Pipelines - 4.81%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
4,200 4,057
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 10,489
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%

Schedule of Investments
Capital Securities Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc   (continued)
7.63%, 01/15/2083
(f)
$ 2,000 $ 2,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(f)
600 645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
9,881 9,438
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,206
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(a),(f)
12,500 11,431
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,573
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 588
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(f)
4,000 3,909
3 Month USD LIBOR + 4.64%
$ 55,021
REITs - 0.69%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
4,000 3,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 4,116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,946
Sovereign - 0.83%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 988
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 4,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,513
Telecommunications - 0.75%
Vodafone Group PLC
3.25%, 06/04/2081
(a),(f)
4,400 4,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
5,250 4,445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 8,563
Transportation - 0.47%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,342
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,118,794
Total Investments $ 1,140,068
Other Assets and Liabilities -  0.34% 3,873
TOTAL NET ASSETS - 100.00% $ 1,143,941
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,519 or 1.09% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,941 or
1.13% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $257,422 or 22.50% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $184,138 or 16.10% of net assets.
Portfolio Summary
Sector Percent
Financial 83.84%
Utilities 6.36%
Energy 5.23%
Money Market Funds 1.48%
Government 0.83%
Communications 0.75%
Consumer, Non-cyclical 0.58%
Industrial 0.47%
Exchange-Traded Funds 0.12%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Capital Securities Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,752 $ 421,743 $ 423,415 $ 12,080
$ 13,752 $ 421,743 $ 423,415 $ 12,080
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 516 $ — $ — $ —
$ 516 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.02% Shares Held Value (000's)
Closed-End Funds - 0.10%
Sprott Physical Uranium Trust
(a)
159,900 $ 3,292
Exchange-Traded Funds - 5.15%
Global X US Infrastructure Development ETF 1,740,000 67,338
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
829,320 11,652
iShares Global Infrastructure ETF 468,666 23,630
Schwab US TIPS ETF 228,452 11,861
SPDR S&P Global Natural Resources ETF 197,572 11,793
Vanguard Real Estate ETF 491,683 40,928
$ 167,202
Money Market Funds - 2.77%
BlackRock Liquidity FedFund - Institutional Class
5.22%
(a),(b),(c)
7,949,380 7,949
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 5.23%
(a),(b)
10,876,481 10,876
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
70,983,302 70,983
$ 89,808
TOTAL INVESTMENT COMPANIES $ 260,302
COMMON STOCKS - 58.11% Shares Held Value (000's)
Agriculture - 0.47%
Archer-Daniels-Midland Co 20,051 $ 1,252
Bunge Global SA 21,376 2,300
Darling Ingredients Inc
(e)
274,065 11,072
Wilmar International Ltd 327,000 750
$ 15,374
Automobile Parts & Equipment - 0.13%
Aptiv PLC
(e)
28,402 2,365
Contemporary Amperex Technology Co Ltd 65,800 1,786
$ 4,151
Beverages - 0.01%
Vitasoy International Holdings Ltd 338,000 289
Biotechnology - 0.47%
Corteva Inc 250,481 14,012
Regeneron Pharmaceuticals Inc
(e)
1,219 1,195
$ 15,207
Building Materials - 0.81%
American Woodmark Corp
(e)
3,168 273
Boise Cascade Co 3,020 415
Builders FirstSource Inc
(e)
3,183 512
Carrier Global Corp 36,137 2,283
CRH PLC 40,326 3,297
Dexco SA 95,420 130
Interfor Corp
(e)
70,519 918
Kingspan Group PLC 24,933 2,402
Lennox International Inc 3,877 1,949
Louisiana-Pacific Corp 16,484 1,511
Nibe Industrier AB 240,832 1,235
Stella-Jones Inc
(f)
10,494 626
Svenska Cellulosa AB SCA 269,657 4,138
Trex Co Inc
(e)
18,505 1,600
UFP Industries Inc 11,355 1,357
West Fraser Timber Co Ltd 43,757 3,500
$ 26,146
Chemicals - 0.81%
CF Industries Holdings Inc 172,753 13,773
Croda International PLC 27,200 1,589
DSM-Firmenich AG 25,139 2,910
FMC Corp 4,688 286
ICL Group Ltd 78,420 371
Ingevity Corp
(e)
8,658 423
Lenzing AG
(e)
4,168 157
Mosaic Co/The 12,282 380
Novonesis (Novozymes) B 46,543 2,776
Nutrien Ltd 53,749 3,150
Yara International ASA 17,713 551
$ 26,366
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 0.42%
Teck Resources Ltd 12,948 $ 674
Teck Resources Ltd 247,961 12,906
$ 13,580
Commercial Services - 1.12%
Ashtead Group PLC 33,435 2,449
Atlas Arteria Ltd 4,110,578 14,595
Brambles Ltd 254,280 2,417
CCR SA 3,277,682 7,522
Cengage Learning Holdings II Inc
(e)
2,772 46
Transurban Group 1,110,440 9,280
$ 36,309
Computers - 0.00%
IQOR US Inc
(e)
14,193 29
Consumer Products - 0.08%
Avery Dennison Corp 3,027 689
Kimberly-Clark Corp 12,296 1,639
Ontex Group NV
(e)
37,135 367
$ 2,695
Cosmetics & Personal Care - 0.10%
Essity AB 67,889 1,744
Procter & Gamble Co/The 2,095 345
Unicharm Corp 35,700 1,152
$ 3,241
Electric - 10.37%
Ameren Corp 110,015 8,072
American Electric Power Co Inc 214,949 19,399
Boralex Inc
(f)
109,185 2,771
Brookfield Renewable Corp
(f)
83,469 2,633
CLP Holdings Ltd 1,209,500 9,584
CMS Energy Corp 162,526 10,228
Constellation Energy Corp 23,887 5,190
CPFL Energia SA 385,535 2,471
Dominion Energy Inc 157,801 8,509
E.ON SE 630,345 8,442
EDP - Energias de Portugal SA 1,975,191 8,037
EDP Renovaveis SA 514,312 8,265
Enel SpA 2,725,649 19,790
Entergy Corp 104,723 11,780
Eversource Energy 281,822 16,692
Exelon Corp 430,045 16,148
HK Electric Investments & HK Electric Investments
Ltd
4,543,500 2,786
Iberdrola SA 350,735 4,629
National Grid PLC
(f)
1,994,915 22,602
National Grid PLC - Rights
(e)
661,544 1,653
NextEra Energy Inc 527,056 42,175
OGE Energy Corp 165,458 6,006
Ormat Technologies Inc 33,412 2,519
Orsted AS
(e),(g)
134,473 8,248
PG&E Corp 304,338 5,642
PPL Corp 346,328 10,158
Public Service Enterprise Group Inc 73,025 5,532
Redeia Corp SA 589,257 10,619
Sempra 200,108 15,414
Southern Co/The 86,732 6,951
SSE PLC 331,450 7,456
Terna - Rete Elettrica Nazionale 1,503,297 12,653
Xcel Energy Inc 245,109 13,591
$ 336,645
Electrical Components & Equipment - 0.35%
Delta Electronics Inc 290,000 2,922
Generac Holdings Inc
(e)
13,915 2,048
Legrand SA 19,789 2,149
Littelfuse Inc 9,413 2,415
Signify NV
(g)
68,528 1,873
$ 11,407

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 0.30%
Azbil Corp 47,800 $ 1,326
Badger Meter Inc 7,861 1,517
Halma PLC 89,420 2,560
Hubbell Inc 5,629 2,189
Trimble Inc
(e)
38,332 2,134
$ 9,726
Energy - Alternate Sources - 0.33%
NextEra Energy Partners LP
(f)
200,117 6,746
SolarEdge Technologies Inc
(e)
11,730 575
Vestas Wind Systems A/S
(e)
76,027 2,133
Xinyi Solar Holdings Ltd 2,048,000 1,355
$ 10,809
Engineering & Construction - 3.56%
Aena SME SA
(g)
103,543 20,249
Aeroports de Paris SA 37,922 5,434
Athens International Airport SA 594,820 5,336
Auckland International Airport Ltd 1,541,449 7,397
Cellnex Telecom SA - Rights
(e),(g)
453,424 16,563
China Tower Corp Ltd
(g)
41,108,000 4,854
Enav SpA
(f),(g)
4,145,942 17,046
Ferrovial SE 144,935 5,728
Fluor Corp
(e)
76,216 3,308
Fraport AG Frankfurt Airport Services Worldwide
(e)
159,151 9,233
Grupo Aeroportuario del Centro Norte SAB de CV 924,958 9,487
Sacyr SA 2,906,347 10,957
$ 115,592
Entertainment - 0.02%
Cineworld Group PLC - Warrants
(e)
29,862 —
Crown Finance US Inc - 1145 Shares
(e)
287 5
Crown Finance US Inc - 4A2 Shares
(e)
42,882 722
$ 727
Environmental Control - 0.16%
Befesa SA
(g)
36,530 1,320
Pentair PLC 38,848 3,161
TOMRA Systems ASA 52,370 690
$ 5,171
Food - 0.01%
Ingredion Inc 2,450 288
Forest Products & Paper - 1.32%
Acadian Timber Corp
(f)
48,588 625
Canfor Corp
(e)
81,714 898
Empresas CMPC SA 415,538 869
Holmen AB
(f)
41,495 1,738
International Paper Co 360,029 16,233
Mercer International Inc 18,101 172
Mondi PLC 128,449 2,560
Nine Dragons Paper Holdings Ltd
(e)
1,137,000 595
Oji Holdings Corp 318,600 1,287
Sappi Ltd 251,773 724
Smurfit Kappa Group PLC 99,839 4,870
Smurfit Kappa Group PLC 94,526 4,632
Suzano SA ADR 79,350 742
Suzano SA 239,700 2,229
Sylvamo Corp 8,172 583
UPM-Kymmene Oyj 107,010 4,091
Western Forest Products Inc 343,453 125
$ 42,973
Gas - 0.82%
China Gas Holdings Ltd 4,103,200 3,885
China Resources Gas Group Ltd 1,025,416 3,568
Enagas SA 172,593 2,654
Snam SpA 3,481,735 16,519
$ 26,626
Healthcare - Products - 0.26%
Carestream Health Inc
(e)
17,410 5
QIAGEN NV
(e)
47,697 2,063
Repligen Corp
(e)
14,466 2,157
Revvity Inc 16,414 1,793
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Tecan Group AG 6,831 $ 2,432
$ 8,450
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(h),(i)
20,580 2
Millennium Health LLC
(e),(h),(i)
19,318 —
$ 2
Home Builders - 0.14%
DR Horton Inc 2,336 345
KB Home 7,292 515
Lennar Corp - A Shares 2,165 347
Meritage Homes Corp 2,326 410
NVR Inc
(e)
68 522
PulteGroup Inc 4,305 505
Sumitomo Forestry Co Ltd 40,700 1,409
Toll Brothers Inc 3,662 446
$ 4,499
Housewares - 0.00%
Scotts Miracle-Gro Co/The 1,576 110
Insurance - 0.16%
Hannover Rueck SE 9,784 2,432
RenaissanceRe Holdings Ltd 11,849 2,700
$ 5,132
Internet - 0.00%
Catalina Marketing Corp
(e),(h)
4,112 1
Iron & Steel - 0.18%
ArcelorMittal SA 12,955 342
Cleveland-Cliffs Inc
(e)
14,018 242
Fortescue Ltd 47,591 786
Nippon Steel Corp 26,800 587
Novolipetsk Steel PJSC 1,124,750 —
Nucor Corp 6,916 1,168
POSCO Holdings Inc 2,094 562
Reliance Inc 1,617 486
Severstal PAO
(e)
149,085 —
Steel Dynamics Inc 4,279 573
Vale SA ADR 102,150 1,231
$ 5,977
Leisure Products & Services - 0.05%
Shimano Inc 11,000 1,795
Lodging - 0.08%
Travel + Leisure Co 57,600 2,531
Machinery - Construction & Mining - 0.06%
Vertiv Holdings Co 18,517 1,816
Machinery - Diversified - 0.17%
ANDRITZ AG 8,629 518
Husqvarna AB 41,313 344
Kadant Inc 1,087 311
Spirax-Sarco Engineering PLC 20,359 2,328
Valmet Oyj 17,711 477
Watts Water Technologies Inc 8,325 1,658
$ 5,636
Metal Fabrication & Hardware - 0.15%
Advanced Drainage Systems Inc 13,470 2,337
Prysmian SpA 40,057 2,634
$ 4,971
Mining - 2.99%
Agnico Eagle Mines Ltd 13,976 953
Alamos Gold Inc 209,698 3,506
Alcoa Corp 76,445 3,384
Anglo American PLC 37,628 1,218
Antofagasta PLC 130,873 3,712
Barrick Gold Corp 49,486 844
BHP Group Ltd 116,186 3,458
Boliden AB 7,695 270
Cameco Corp 219,320 12,174
Capstone Copper Corp
(e)
1,478,332 10,413
First Quantum Minerals Ltd 130,959 1,682
Franco-Nevada Corp 5,427 668

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Freeport-McMoRan Inc 274,953 $ 14,498
Glencore PLC 312,565 1,927
Gold Fields Ltd ADR 25,137 396
Ivanhoe Mines Ltd
(e)
239,108 3,453
Newmont Corp 373,268 15,655
NexGen Energy Ltd
(e)
376,227 2,932
Norsk Hydro ASA 265,092 1,795
Pan American Silver Corp 167,615 3,691
Polyus PJSC
(e)
12,459 —
Rio Tinto Ltd 10,443 898
Royal Gold Inc 27,198 3,486
South32 Ltd 1,848,699 4,898
Southern Copper Corp 2,418 287
Sumitomo Metal Mining Co Ltd 7,700 251
Wheaton Precious Metals Corp 12,818 702
$ 97,151
Miscellaneous Manufacturers - 0.06%
Carlisle Cos Inc 4,950 2,071
Oil & Gas - 5.14%
Antero Resources Corp
(e)
374,640 13,348
BP PLC 298,459 1,867
California Resources Corp - Warrants
(e)
439 5
Canadian Natural Resources Ltd 19,043 1,463
Cenovus Energy Inc 23,400 488
Chesapeake Energy Corp 35,432 3,222
Chevron Corp 37,796 6,134
ConocoPhillips 95,717 11,149
Coterra Energy Inc 4,885 139
Devon Energy Corp 4,161 204
Diamondback Energy Inc 77,116 15,367
Ecopetrol SA ADR 4,359 54
Empresas Copec SA 98,680 819
Eni SpA 42,439 670
EOG Resources Inc 3,787 472
EQT Corp 363,498 14,936
Equinor ASA 17,513 508
Equinor ASA ADR 55,364 1,613
Exxon Mobil Corp 29,416 3,449
Hess Corp 1,788 276
Imperial Oil Ltd 2,850 201
Marathon Petroleum Corp 45,650 8,063
Neste Oyj 7,612 160
Occidental Petroleum Corp 218,567 13,660
Permian Resources Corp 626,469 10,268
Petroleo Brasileiro SA ADR 32,881 511
Phillips 66 107,261 15,243
Repsol SA 21,533 352
Shell PLC 432,602 15,615
Suncor Energy Inc 22,870 933
Talos Energy Inc
(e)
217,776 2,616
TotalEnergies SE 39,777 2,914
Transocean Ltd
(e),(f)
1,522,019 9,437
Valero Energy Corp 11,796 1,853
Vantage Drilling International Ltd
(e)
4,456 128
Weatherford International PLC
(e)
66,136 7,959
Woodside Energy Group Ltd 33,568 621
$ 166,717
Oil & Gas Services - 0.63%
Baker Hughes Co 6,502 218
Halliburton Co 5,782 212
NOV Inc 425,319 8,005
Schlumberger NV 264,267 12,127
$ 20,562
Packaging & Containers - 0.52%
Amcor PLC 54,340 553
Billerud Aktiebolag 65,028 652
Clearwater Paper Corp
(e)
3,890 207
DS Smith PLC 458,014 2,246
Graphic Packaging Holding Co 71,210 2,017
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Huhtamaki Oyj 14,055 $ 567
Klabin SA 230,690 896
Packaging Corp of America 14,803 2,715
Sealed Air Corp 5,428 211
SIG Group AG
(e)
64,198 1,337
Sonoco Products Co 17,084 1,048
Stora Enso Oyj 264,437 3,874
Westrock Co 9,656 518
$ 16,841
Pipelines - 3.34%
Cheniere Energy Inc 80,164 12,649
Enbridge Inc 918,992 33,599
Gibson Energy Inc 795,111 13,289
Kinder Morgan Inc 774,797 15,101
Koninklijke Vopak NV 222,047 9,128
ONEOK Inc 108,173 8,762
Pembina Pipeline Corp 222,751 8,275
TC Energy Corp 198,150 7,641
$ 108,444
Private Equity - 0.24%
CapitaLand Investment Ltd/Singapore 3,867,900 7,644
Real Estate - 1.65%
Mitsui Fudosan Co Ltd 3,166,400 29,090
Qualitas Ltd
(f)
1,635,569 2,665
Sun Hung Kai Properties Ltd 308,200 2,978
Vonovia SE 603,100 18,959
$ 53,692
REITs - 17.52%
Agree Realty Corp 198,061 12,034
Alexandria Real Estate Equities Inc 102,488 12,196
American Healthcare REIT Inc 545,835 8,002
American Homes 4 Rent 326,480 11,766
American Tower Corp 90,457 17,706
Americold Realty Trust Inc 304,800 8,129
AvalonBay Communities Inc 111,166 21,420
Boardwalk Real Estate Investment Trust 71,100 3,671
Canadian Apartment Properties REIT 126,500 4,140
CapitaLand Ascendas REIT 2,245,600 4,352
CapitaLand Integrated Commercial Trust 2,558,906 3,727
Centuria Industrial REIT 1,354,326 2,868
Cousins Properties Inc 240,653 5,566
Crown Castle Inc 197,773 20,272
Dexus 543,089 2,464
Digital Realty Trust Inc 75,900 11,031
Equinix Inc 43,252 33,000
Equity LifeStyle Properties Inc 95,100 5,969
Equity Residential 187,200 12,174
Essex Property Trust Inc 35,813 9,304
Extra Space Storage Inc 151,573 21,943
Gaming and Leisure Properties Inc 179,600 8,064
Goodman Group 1,013,334 22,774
Healthcare Realty Trust Inc 166,400 2,701
Host Hotels & Resorts Inc 531,552 9,536
InterRent Real Estate Investment Trust 102,560 900
InvenTrust Properties Corp 197,100 4,882
Invitation Homes Inc 531,650 18,496
Japan Hotel REIT Investment Corp 10,423 5,191
Japan Metropolitan Fund Invest 5,792 3,411
Kilroy Realty Corp 166,896 5,596
Klepierre SA 533,124 15,474
Link REIT 2,170,714 9,153
Mapletree Industrial Trust 4,271,200 6,976
Merlin Properties Socimi SA 711,500 8,577
Minto Apartment Real Estate Investment Trust
(g)
102,642 1,110
Nippon Accommodations Fund Inc 1,200 4,852
Nippon Prologis REIT Inc 2,467 4,072
Park Hotels & Resorts Inc 209,383 3,321
PotlatchDeltic Corp 68,185 2,914
Prologis Inc 263,164 29,077

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Property Mexico SA de CV 937,421 $ 3,805
Rayonier Inc 195,068 5,856
Regency Centers Corp 131,477 8,073
Rexford Industrial Realty Inc 276,915 12,561
Sabra Health Care REIT Inc 406,100 5,921
Safestore Holdings PLC 629,451 7,275
Segro PLC 703,871 8,266
Simon Property Group Inc 51,900 7,853
Stockland 1,718,800 5,179
Sun Communities Inc 69,703 8,224
UNITE Group PLC/The 917,542 10,944
United Urban Investment Corp 3,154 2,811
Ventas Inc 371,591 18,676
VICI Properties Inc 721,811 20,723
Warehouses De Pauw CVA 199,600 5,850
Welltower Inc 321,644 33,345
Weyerhaeuser Co 151,086 4,537
$ 568,710
Retail - 0.03%
Belk Inc
(e),(h)
139 1
Gymboree Corp/The
(e),(h)
17,842 —
Gymboree Holding Corp
(e),(h)
48,577 —
Home Depot Inc/The 1,446 484
Jo-Ann Stores LLC
(e)
3,309 3
Lowe's Cos Inc 1,578 349
$ 837
Semiconductors - 0.07%
Bright Bidco - 1145 Shares
(e)
11,047 7
Bright Bidco - 4A2 Shares
(e)
15,092 9
Monolithic Power Systems Inc 2,920 2,148
$ 2,164
Software - 0.28%
Altair Engineering Inc
(e)
22,529 1,967
Avaya Holdings Corp
(e)
12,893 43
Avaya Holdings Corp
(e)
61,266 205
Cadence Design Systems Inc
(e)
8,147 2,333
Nemetschek SE 18,469 1,697
PTC Inc
(e)
15,483 2,729
$ 8,974
Telecommunications - 0.29%
NEXTDC Ltd
(e)
767,714 9,164
Windstream
(e)
9,809 122
Windstream - Warrants
(e)
17,064 212
$ 9,498
Transportation - 0.51%
American Commercial Lines Inc
(e),(h)
573 25
American Commercial Lines Inc - Warrants
(e),(h)
603 26
Star Bulk Carriers Corp 124,813 3,380
Union Pacific Corp 37,519 8,735
West Japan Railway Co 215,578 4,301
$ 16,467
Water - 1.93%
American Water Works Co Inc 18,465 2,415
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
124,404 1,760
Essential Utilities Inc 253,835 9,577
Pennon Group PLC 936,051 7,441
Severn Trent PLC 600,183 18,339
United Utilities Group PLC 1,531,301 19,947
Veolia Environnement SA 92,238 3,088
$ 62,567
TOTAL COMMON STOCKS $ 1,886,610
PREFERRED STOCKS - 0.15% Shares Held Value (000's)
Electric - 0.14%
Centrais Eletricas Brasileiras SA 1.82% 628,487 $ 4,703
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
6,729 $ 2
American Commercial Lines Inc Preferred B
2.50%
(h)
2,428 146
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
6,824 2
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(h)
1,706 102
$ 252
TOTAL PREFERRED STOCKS $ 4,955
BONDS - 0.49%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.07%
BX Commercial Mortgage Trust 2024-KING
6.84%, 05/15/2034
(g)
$ 400 $ 400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.99%, 05/15/2041
(g)
330 331
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
8.46%, 02/15/2039
(g)
246 247
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
0.00%, 07/15/2029
(e),(g),(j)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037
(g),(k)
110 110
GWT 2024-WLF2
6.99%, 05/15/2041
(g)
350 351
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
6.58%, 10/15/2036
(g)
100 97
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
0.00%, 06/15/2026
(e),(g),(j)
270 269
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 2,204
Electric - 0.00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 88
Healthcare - Services - 0.01%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(g),(k),(l)
256 284
Mortgage Backed Securities - 0.12%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(g),(k)
677 653
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(k)
622 607
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(g),(k)
845 674
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(g),(k)
367 347
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(k)
198 195
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(g),(k)
320 315
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(k)
921 908
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(k)
243 244
$ 3,943

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0.08%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
$ 551 $ 511
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
560 514
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 633
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 1,019
$ 2,677
Sovereign - 0.21%
Brazilian Government International Bond
6.13%, 03/15/2034 520 504
European Union
2.50%, 10/04/2052 EUR 505 455
3.00%, 03/04/2053 960 955
French Republic Government Bond OAT
3.00%, 05/25/2054
(g)
1,009 984
Israel Government International Bond
5.75%, 03/12/2054 $ 204 184
Japan Government Thirty Year Bond
1.80%, 03/20/2054 JPY 72,400 426
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(g)
EUR 986 1,009
Mexican Bonos
7.75%, 11/23/2034 MXN 3,100 158
8.50%, 03/01/2029 6,000 335
8.50%, 05/31/2029 12,000 668
Mexico Government International Bond
3.50%, 02/12/2034 $ 251 205
6.35%, 02/09/2035 232 234
United Kingdom Gilt
4.38%, 07/31/2054 GBP 402 481
$ 6,598
TOTAL BONDS $ 15,794
SENIOR FLOATING RATE INTERESTS
- 4.50%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Clear Channel Outdoor Holdings Inc
9.43%, 08/23/2028
(m)
$ 816 $ 819
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Planet US Buyer LLC
8.82%, 01/31/2031
(m)
670 675
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Red Ventures LLC
8.33%, 03/03/2030
(m)
110 109
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,603
Aerospace & Defense - 0.07%
Bleriot US Bidco Inc
0.00%, 10/31/2030
(m),(n)
210 211
Dynasty Acquisition Co Inc
0.00%, 08/24/2028
(m),(n)
87 87
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Standard Aero Ltd
0.00%, 08/24/2028
(m),(n)
33 34
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TransDigm Inc
8.06%, 08/24/2028
(m)
683 686
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.06%, 08/24/2028
(m)
500 502
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc   (continued)
8.56%, 02/14/2031
(m)
$ 599 $ 601
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 2,121
Agriculture - 0.00%
Sycamore Buyer LLC
7.69%, 07/23/2029
(m)
31 31
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Airlines - 0.10%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(m)
714 741
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada
7.83%, 03/14/2031
(m)
760 763
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Mileage Plus Holdings LLC
10.73%, 06/21/2027
(m)
208 213
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
SkyMiles IP Ltd
9.07%, 10/20/2027
(m)
210 216
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
8.07%, 02/15/2031
(m)
680 682
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Airlines Ltd
8.43%, 12/11/2026
(m)
30 31
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
WestJet Loyalty LP
9.05%, 01/31/2031
(m)
725 728
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 3,374
Apparel - 0.00%
ABG Intermediate Holdings 2 LLC
8.92%, 12/21/2028
(m)
37 37
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Birkenstock US BidCo Inc
8.84%, 04/28/2028
(m)
46 46
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 83
Automobile Parts & Equipment - 0.04%
Clarios Global LP
8.32%, 05/06/2030
(m)
889 893
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Dexko Global Inc
9.32%, 10/04/2028
(m)
339 338
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,231
Beverages - 0.05%
Arterra Wines Canada Inc
9.07%, 11/25/2027
(m)
57 51
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
City Brewing Co LLC
9.09%, 04/05/2028
(m)
$ 92 $ 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
10.59%, 04/14/2028
(m)
92 69
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.58%, 04/05/2028
(m)
35 35
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Pegasus Midco BV
9.07%, 07/12/2029
(m)
662 665
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Triton Water Holdings Inc
8.81%, 03/31/2028
(m)
796 795
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.30%, 03/31/2028
(m)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 1,764
Building Materials - 0.06%
ACProducts Holdings Inc
9.81%, 05/17/2028
(m)
285 241
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.67%, 10/22/2028
(m)
957 957
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.07%, 11/03/2028
(m)
265 266
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Cornerstone Building Brands Inc
8.67%, 04/12/2028
(m)
76 74
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Gulfside Supply Inc
0.00%, 05/29/2031
(m),(n)
145 145
MIWD Holdco II LLC
8.83%, 03/21/2031
(m)
105 106
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Quikrete Holdings Inc
7.83%, 03/25/2031
(m)
120 121
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,910
Chemicals - 0.20%
Ascend Performance Materials Operations LLC
10.07%, 08/27/2026
(m)
615 613
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
ASP Unifrax Holdings Inc
9.20%, 12/12/2025
(m)
356 345
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Axalta Coating Systems US Holdings Inc
7.33%, 12/20/2029
(m)
171 172
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Derby Buyer LLC
8.82%, 11/01/2030
(m)
275 276
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Discovery Purchaser Corp
9.68%, 08/04/2029
(m)
$ 805 $ 804
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.93%, 06/09/2028
(m)
640 640
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Herens US Holdco Corp
8.70%, 07/03/2028
(m)
208 202
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Finance LLC
8.93%, 02/18/2030
(m)
667 669
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.08%, 01/31/2031
(m)
425 427
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC
9.68%, 03/09/2029
(m)
330 330
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kraton Corp
8.84%, 03/15/2029
(m)
162 159
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
NIC Acquisition Corp
9.32%, 12/29/2027
(m)
278 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Nouryon USA LLC
8.83%, 04/03/2028
(m)
1,393 1,402
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Vibrantz Technologies Inc
9.71%, 04/21/2029
(m)
125 123
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
9.32%, 09/22/2028
(m)
30 31
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 6,426
Commercial Services - 0.33%
Allied Universal Holdco LLC
9.17%, 05/12/2028
(m)
1,087 1,086
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB
8.46%, 11/16/2028
(m)
726 729
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Avis Budget Car Rental LLC
7.18%, 08/06/2027
(m)
288 287
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.42%, 03/16/2029
(m)
77 77
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(l),(m)
236 243

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Belron Finance US LLC
7.68%, 04/18/2029
(m)
$ 354 $ 355
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.84%, 10/30/2026
(m)
355 356
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Boost Newco Borrower LLC
8.31%, 01/31/2031
(m)
1,960 1,965
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Camelot US Acquisition LLC
8.08%, 01/25/2031
(m)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CHG Healthcare Services Inc
8.68%, 09/29/2028
(m)
69 69
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Creative Artists Agency LLC
8.57%, 11/27/2028
(m)
329 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Driven Brands Holdings Inc
8.44%, 12/17/2028
(m)
352 352
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Evertec Group LLC
8.58%, 10/30/2030
(m)
220 221
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp
9.58%, 02/01/2029
(m)
1,020 1,029
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Mister Car Wash Holdings Inc
8.33%, 03/21/2031
(m)
215 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
OMNIA Partners LLC
0.00%, 07/25/2030
(m),(n)
85 85
9.07%, 07/25/2030
(m)
549 551
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PG Investment Co 59 Sarl
8.81%, 02/24/2031
(m)
646 650
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Prime Security Services Borrower LLC
7.58%, 10/13/2030
(m)
789 791
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sabre GLBL Inc
8.93%, 12/17/2027
(m)
61 55
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.94%, 12/17/2027
(m)
39 35
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
10.43%, 06/30/2028
(m)
20 18
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Spin Holdco Inc
9.59%, 03/01/2028
(m)
249 214
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
VT Topco Inc
8.81%, 08/09/2030
(m)
$ 45 $ 45
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Wand NewCo 3 Inc
9.08%, 01/30/2031
(m)
785 791
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
WEX Inc
7.32%, 03/31/2028
(m)
208 209
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 10,768
Computers - 0.12%
Amentum Government Services Holdings LLC
9.32%, 02/15/2029
(m)
330 332
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cubic Corp
9.86%, 05/25/2028
(m)
63 54
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.86%, 05/25/2028
(m)
13 11
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
iQor US Inc
12.93%, 11/20/2024
(m)
149 149
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
12.93%, 11/20/2025
(m)
412 411
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
McAfee Corp
9.16%, 03/01/2029
(m)
653 652
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Atleos Corp
10.18%, 04/16/2029
(m)
224 226
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Perforce Software Inc
9.17%, 07/01/2026
(m)
332 331
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.07%, 03/25/2031
(m)
195 195
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Presidio Holdings Inc/Fortress Intermediate 3 Inc
0.00%, 05/09/2031
(m),(n)
458 459
Tempo Acquisition LLC
8.07%, 08/31/2028
(m)
808 809
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Vision Solutions Inc
11.75%, 04/23/2028
(m)
280 277
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 3,906
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc
9.35%, 12/22/2026
(m)
274 274
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.49%, 12/22/2026
(m)
362 363
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 637

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.07%
Core & Main LP
7.32%, 07/27/2028
(m)
$ 655 $ 657
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Fastlane Parent Co Inc
9.82%, 09/04/2028
(m)
314 313
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Johnstone Supply LLC
0.00%, 05/16/2031
(m),(n)
445 446
Windsor Holdings III LLC
9.32%, 08/01/2030
(m)
797 805
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,221
Diversified Financial Services - 0.03%
Avolon TLB Borrower 1 US LLC
6.92%, 02/12/2027
(m)
145 145
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
7.32%, 06/22/2028
(m)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(m)
816 22
Prime Rate + 6.00%
Fly Funding II Sarl
7.33%, 08/09/2025
(m)
439 427
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Kestra Advisor Services Holdings A Inc
9.32%, 03/19/2031
(m)
367 369
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 1,119
Electric - 0.10%
PG&E Corp
7.82%, 06/23/2027
(m)
325 326
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Talen Energy Supply LLC
8.83%, 05/17/2030
(m)
1,557 1,573
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.83%, 05/17/2030
(m)
1,074 1,085
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Vistra Zero Operating Co LLC
8.08%, 03/20/2031
(m)
270 272
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 3,256
Electronics - 0.01%
Coherent Corp
7.86%, 07/02/2029
(m)
81 81
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ingram Micro Inc
8.57%, 06/30/2028
(m)
283 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 366
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.05%
Apple Bidco LLC
8.18%, 07/14/2028
(m)
$ 270 $ 271
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.82%, 09/22/2028
(m)
372 373
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.17%, 06/07/2028
(m)
736 737
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.33%, 06/08/2029
(m)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Centuri Group Inc
7.93%, 08/18/2028
(m)
274 275
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,705
Entertainment - 0.31%
Allwyn International A.S.
0.00%, 05/30/2031
(m),(n)
95 95
AMC Entertainment Holdings Inc
8.44%, 03/20/2026
(m)
323 290
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Caesars Entertainment Inc
8.07%, 01/24/2031
(m)
350 351
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.10%, 02/06/2030
(m)
1,201 1,203
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cedar Fair LP
7.31%, 04/18/2031
(m)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Churchill Downs Inc
7.42%, 03/17/2028
(m)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
8.58%, 05/24/2030
(m)
372 374
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Crown Finance US Inc
6.94%, PIK 7.00%, 07/31/2028
(l),(m)
1,747 1,766
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Delta 2 Lux Sarl
7.56%, 01/15/2030
(m)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Entain Holdings Gibraltar Ltd
0.00%, 10/18/2029
(m),(n)
374 375
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Entain PLC
8.17%, 10/31/2029
(m)
556 557
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Everi Holdings Inc
7.93%, 06/30/2028
(m)
558 559
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Flutter Financing BV
7.66%, 11/15/2030
(m)
$ 873 $ 876
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Light & Wonder International Inc
8.07%, 04/14/2029
(m)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(m)
150 150
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
9.07%, 11/12/2029
(m)
869 870
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority
7.93%, 05/29/2026
(m)
364 364
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP
8.56%, 02/04/2029
(m)
866 868
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SeaWorld Parks & Entertainment Inc
7.82%, 08/25/2028
(m)
637 636
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
William Morris Endeavor Entertainment LLC
8.19%, 05/16/2025
(m)
336 336
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 10,089
Environmental Control - 0.07%
GFL Environmental Inc
7.83%, 05/31/2027
(m)
650 653
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Madison IAQ LLC
8.69%, 06/21/2028
(m)
270 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Reworld Holding Corp
7.83%, 11/30/2028
(m)
310 311
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.83%, 11/30/2028
(m)
24 24
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Win Waste Innovations Holdings Inc
8.18%, 03/24/2028
(m)
956 890
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,148
Food - 0.06%
8th Avenue Food & Provisions Inc
9.18%, 10/01/2025
(m)
231 222
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.18%, 10/01/2025
(m)
65 62
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.43%, 12/08/2028
(m)
479 481
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Fiesta Purchaser Inc
9.33%, 01/31/2031
(m)
$ 369 $ 371
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Heritage Grocers Group LLC
12.16%, 08/01/2029
(m)
124 124
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
US Foods Inc
7.32%, 11/22/2028
(m)
127 128
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.43%, 09/14/2026
(m)
470 471
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 1,859
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
8.90%, 09/30/2027
(m)
322 324
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Healthcare - Products - 0.13%
Bausch + Lomb Corp
8.67%, 05/10/2027
(m)
1,158 1,146
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
9.18%, 08/28/2026
(m)
164 154
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Medline Borrower LP
8.07%, 10/23/2028
(m)
1,604 1,614
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Viant Medical Holdings Inc
9.18%, 07/02/2025
(m)
647 647
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Vyaire Medical Inc
10.31%, 04/16/2025
(m)
883 539
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 4,100
Healthcare - Services - 0.27%
ADMI Corp
11.07%, 12/23/2027
(m)
324 325
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Global Medical Response Inc
11.32%, 10/31/2028
(m)
697 686
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
ICON Luxembourg Sarl
7.31%, 07/03/2028
(m)
42 42
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.31%, 07/03/2028
(m)
167 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
National Mentor Holdings Inc
9.16%, 03/02/2028
(m)
516 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.16%, 03/02/2028
(m)
15 15
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Onex TSG Intermediate Corp
10.34%, 02/25/2028
(m)
$ 60 $ 60
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Pacific Dental Services Inc
8.57%, 03/07/2031
(m)
645 649
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Guarantor Inc
8.57%, 02/14/2031
(m)
959 959
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.69%, 11/15/2028
(m)
2,247 2,258
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.33%, 03/06/2027
(m)
790 792
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Star Parent Inc
9.31%, 09/27/2030
(m)
819 819
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc
8.82%, 12/19/2030
(m)
1,592 1,599
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Team Health Holdings Inc
10.58%, 03/02/2027
(m)
19 18
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
10.70%, 12/10/2027
(m)
36 36
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 8,921
Home Furnishings - 0.07%
AI Aqua Merger Sub Inc
9.32%, 07/30/2028
(m)
960 963
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.57%, 07/31/2028
(m)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MillerKnoll Inc
7.43%, 07/19/2028
(m)
606 605
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.69%, 10/30/2027
(m)
439 409
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,228
Insurance - 0.37%
Acrisure LLC
8.93%, 02/15/2027
(m)
898 897
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Alliant Holdings Intermediate LLC
8.82%, 11/06/2030
(m)
1,183 1,187
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AmWINS Group Inc
7.69%, 02/21/2028
(m)
48 48
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AssuredPartners Inc
8.82%, 02/08/2031
(m)
$ 475 $ 479
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.68%, 12/23/2026
(m)
1,678 1,666
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.69%, 07/31/2027
(m)
150 147
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.67%, 08/19/2028
(m)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc
8.44%, 01/27/2027
(m)
650 652
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.68%, 01/27/2027
(m)
737 738
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.08%, 01/26/2029
(m)
623 624
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
HUB International Ltd
8.57%, 06/20/2030
(m)
1,928 1,940
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sedgwick Claims Management Services Inc
9.07%, 02/24/2028
(m)
767 771
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Truist Insurance Holdings LLC
8.59%, 03/24/2031
(m)
1,230 1,237
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
USI Inc/NY
8.30%, 11/22/2029
(m)
985 987
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.55%, 09/14/2030
(m)
603 603
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 12,006
Internet - 0.10%
Catalina Marketing Corp
0.00%, PIK 14.80%, 04/23/2027
(l),(m)
136 68
CME Term Secured Overnight Financing
Rate 3 Month + 9.50%
CNT Holdings I Corp
8.83%, 11/08/2027
(m)
1,119 1,124
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.43%, 09/12/2029
(m)
810 811
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Uber Technologies Inc
8.08%, 03/03/2030
(m)
1,091 1,098
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 3,101
Investment Companies - 0.01%
Aragorn Parent Corp
9.57%, 12/15/2028
(m)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.12%
Alterra Mountain Co
8.56%, 08/17/2028
(m)
$ 120 $ 121
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.81%, 05/31/2030
(m)
582 587
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Amer Sports Co
8.58%, 02/07/2031
(m)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carnival Corp
8.07%, 08/08/2027
(m)
277 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.08%, 10/18/2028
(m)
184 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ClubCorp Holdings Inc
10.56%, 09/18/2026
(m)
849 853
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Hayward Industries Inc
8.18%, 05/28/2028
(m)
849 850
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Life Time Inc
9.59%, 01/15/2026
(m)
278 279
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SRAM LLC
8.21%, 05/18/2028
(m)
433 432
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.54%, 03/16/2030
(m)
356 358
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,994
Lodging - 0.03%
Fertitta Entertainment LLC/NV
9.07%, 01/13/2029
(m)
825 827
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Machinery - Diversified - 0.13%
Ali Group North America Corp
7.54%, 07/30/2029
(m)
603 605
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
8.67%, 03/15/2030
(m)
818 821
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Titan Acquisition Ltd/Canada
10.32%, 02/01/2029
(m)
368 370
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
TK Elevator US Newco Inc
8.79%, 04/30/2030
(m)
1,424 1,433
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Victory Buyer LLC
9.34%, 11/18/2028
(m)
903 873
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,102
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.18%
Altice Financing SA
10.33%, 10/31/2027
(m)
$ 178 $ 155
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
9.54%, 03/18/2031
(m)
436 438
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Century DE Buyer LLC
9.33%, 09/27/2030
(m)
640 636
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Directv Financing LLC
10.43%, 08/02/2027
(m)
337 338
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Fleet Midco US
8.57%, 01/23/2031
(m)
235 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Gray Television Inc
7.93%, 01/02/2026
(m)
133 132
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
McGraw-Hill Education Inc
10.19%, 07/28/2028
(m)
611 612
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
NEP Group Inc
8.69%, PIK 1.50%, 08/19/2026
(l),(m)
440 423
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.94%, 09/18/2026
(m)
298 298
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership
8.43%, 01/31/2029
(m)
553 552
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC
7.93%, 01/31/2028
(m)
181 176
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.66%, 03/31/2031
(m)
829 800
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ziggo Financing Partnership
7.93%, 04/28/2028
(m)
1,236 1,220
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 6,016
Mining - 0.02%
Arsenal AIC Parent LLC
9.07%, 08/18/2030
(m)
608 613
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Miscellaneous Manufacturers - 0.04%
Gates Global LLC
0.00%, 05/23/2031
(m),(n)
590 591
7.92%, 03/31/2027
(m)
616 617
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,208

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.01%
Gulf Finance LLC
11.74%, 08/25/2026
(m)
$ 428 $ 428
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Packaging & Containers - 0.11%
Berlin Packaging LLC
0.00%, 03/11/2028
(m),(n)
120 120
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Clydesdale Acquisition Holdings Inc
9.09%, 04/13/2029
(m)
832 836
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Kloeckner Pentaplast of America Inc
10.27%, 02/12/2026
(m)
310 282
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.42%, 10/27/2028
(m)
602 596
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
8.68%, 09/22/2028
(m)
886 887
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Plaze Inc
9.19%, 08/03/2026
(m)
107 106
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC
9.33%, 09/15/2028
(m)
628 632
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SupplyOne Inc
9.57%, 03/27/2031
(m)
235 237
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 3,696
Pharmaceuticals - 0.10%
Amneal Pharmaceuticals LLC
10.82%, 05/04/2028
(m)
293 295
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
0.00%, 03/03/2031
(m),(n)
228 230
Gainwell Acquisition Corp
9.41%, 10/01/2027
(m)
167 162
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl
8.44%, 05/05/2028
(m)
1,584 1,596
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Organon & Co
7.82%, 05/14/2031
(m)
800 806
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Packaging Coordinators Midco Inc / PCI Pharma
Services
8.57%, 11/30/2027
(m)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,209
Pipelines - 0.08%
BCP Renaissance Parent LLC
8.57%, 10/31/2028
(m)
280 281
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Freeport LNG Investments LLLP
8.59%, 11/17/2026
(m)
$ 927 $ 921
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
9.09%, 12/21/2028
(m)
871 871
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Oryx Midstream Services Permian Basin LLC
8.44%, 10/05/2028
(m)
433 436
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Traverse Midstream Partners LLC
8.83%, 02/16/2028
(m)
38 38
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,547
Real Estate - 0.02%
Cushman & Wakefield US Borrower LLC
8.68%, 01/31/2030
(m)
763 765
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Retail - 0.16%
1011778 BC ULC
7.59%, 09/20/2030
(m)
830 830
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Academy Ltd
9.18%, 11/05/2027
(m)
74 74
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Belk Inc
10.00%, 07/31/2025
(m)
1,107 170
14.75%, 07/31/2025
(m)
232 224
Prime Rate + 7.50%
IRB Holding Corp
8.18%, 12/15/2027
(m)
1,030 1,034
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Kodiak BP LLC
9.06%, 03/17/2028
(m)
298 300
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LBM Acquisition LLC
0.00%, 05/30/2031
(m),(n)
315 312
9.18%, 12/09/2027
(m)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC
8.32%, 04/23/2031
(m)
334 335
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC
9.18%, 02/11/2028
(m)
586 583
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.93%, 10/20/2028
(m)
277 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding Inc
12.92%, 06/29/2028
(m)
20 17
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SRS Distribution Inc
8.67%, 06/04/2028
(m)
818 822
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Staples Inc
10.43%, 04/09/2026
(m)
$ 105 $ 104
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 5,195
Software - 0.56%
Avaya Inc
6.83%, PIK 7.00%, 07/31/2028
(l),(m)
1,910 1,594
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc
8.83%, 04/24/2031
(m)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
9.33%, 12/02/2028
(m)
1,816 1,829
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Ceridian HCM Holding Inc
7.82%, 02/26/2031
(m)
232 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cotiviti Inc
8.56%, 02/21/2031
(m)
973 976
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
DTI Holdco Inc
10.07%, 04/26/2029
(m)
211 212
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.07%, 01/18/2029
(m)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc
0.00%, 10/07/2027
(m),(n)
38 38
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.93%, 10/07/2029
(m)
865 869
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Epicor Software Corp
8.68%, 07/30/2027
(m)
1,108 1,111
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.07%, 07/30/2027
(m)
249 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Genesys Cloud Services Holdings II LLC
8.83%, 12/01/2027
(m)
503 506
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.18%, 12/01/2027
(m)
424 427
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Informatica LLC
8.18%, 10/27/2028
(m)
1,085 1,089
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ivanti Software Inc
9.55%, 12/01/2027
(m)
27 23
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.82%, 12/01/2027
(m)
71 62
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Marcel Bidco LLC
9.82%, 10/26/2030
(m)
$ 40 $ 40
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Open Text Corp
8.15%, 01/31/2030
(m)
658 662
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Project Ruby Ultimate Parent Corp
8.68%, 03/10/2028
(m)
367 368
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Quartz Acquireco LLC
8.81%, 06/28/2030
(m)
717 720
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Finance LLC
8.19%, 05/15/2028
(m)
708 316
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.69%, 05/15/2028
(m)
288 289
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
9.81%, PIK 0.00%, 07/01/2028
(l),(m)
581 346
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc
10.07%, 11/28/2028
(m)
771 774
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SS&C Technologies Inc
7.32%, 05/02/2031
(m)
225 226
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc
8.82%, 01/30/2031
(m)
2,177 2,193
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
VS Buyer LLC
8.57%, 04/03/2031
(m)
355 357
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
West Technology Group LLC
9.58%, 04/09/2027
(m)
695 676
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.07%, 09/28/2029
(m)
992 996
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC
7.57%, 02/28/2030
(m)
663 663
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 18,106
Telecommunications - 0.24%
Altice France SA
9.28%, 01/31/2026
(m)
98 81
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.58%, 08/14/2026
(m)
585 467
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.67%, 11/23/2028
(m)
493 491
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
8.68%, 04/06/2026
(m)
$ 812 $ 726
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(e),(m)
277 3
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc
8.81%, 12/24/2029
(m)
526 528
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
EOS US Finco LLC
11.31%, 10/06/2029
(m)
253 198
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Frontier Communications Holdings LLC
9.18%, 10/08/2027
(m)
1,704 1,702
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Iridium Satellite LLC
7.82%, 09/13/2030
(m)
593 594
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc
0.00%, 03/01/2027
(m),(n)
39 37
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
11.88%, 04/15/2029
(m)
999 968
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
11.88%, 04/15/2030
(m)
735 709
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
MLN US Holdco LLC
9.93%, 11/30/2025
(m)
1,058 93
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.13%, 10/18/2027
(m)
615 92
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE
12.30%, 05/13/2027
(m)
582 556
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc
8.43%, 03/09/2027
(m)
691 598
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 7,843
Transportation - 0.00%
Clue Opco LLC
0.00%, 12/19/2030
(m),(n)
94 86
TOTAL SENIOR FLOATING RATE INTERESTS $ 146,142
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 28.72%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.18%
5.00%, 06/01/2054
(o)
$ 4,082 $ 3,929
5.50%, 06/01/2054
(o)
1,871 1,840
$ 5,769
U.S. Treasury - 0.02%
3.00%, 02/15/2049 860 643
U.S. Treasury Bill - 16.71%
5.17%, 06/06/2024
(a),(p),(q)
67,305 67,275
5.22%, 10/03/2024
(a),(p),(r)
4,700 4,617
5.28%, 09/19/2024
(a),(p),(r)
26,200 25,789
5.29%, 06/25/2024
(a),(p)
12,300 12,260
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
5.29%, 11/14/2024
(a),(p)
$ 8,000 $ 7,812
5.30%, 06/04/2024
(a),(p)
54,975 54,967
5.30%, 06/13/2024
(a),(p)
3,405 3,400
5.30%, 07/05/2024
(a),(p),(q)
59,455 59,176
5.30%, 11/29/2024
(a),(p)
45,400 44,236
5.31%, 06/27/2024
(a),(p)
27,885 27,787
5.31%, 07/02/2024
(a),(p)
19,675 19,592
5.31%, 07/09/2024
(a),(p)
1,115 1,109
5.31%, 07/11/2024
(a),(p)
47,115 46,853
5.31%, 07/16/2024
(a),(p)
40,515 40,260
5.32%, 06/18/2024
(a),(p)
44,985 44,886
5.32%, 06/20/2024
(a),(p)
1,435 1,431
5.32%, 09/03/2024
(a),(p)
2,800 2,763
5.33%, 09/24/2024
(a),(p)
47,600 46,820
5.38%, 08/06/2024
(a),(p)
4,000 3,963
5.39%, 06/11/2024
(a),(p)
27,455 27,423
$ 542,419
U.S. Treasury Inflation-Indexed Obligations - 11.81%
0.13%, 10/15/2025 12,380 11,977
0.13%, 04/15/2026 2,126 2,029
0.13%, 07/15/2026 13,190 12,596
0.13%, 10/15/2026 12,527 11,905
0.13%, 04/15/2027 13,518 12,678
0.13%, 01/15/2030 11,830 10,599
0.13%, 07/15/2030 13,558 12,082
0.13%, 01/15/2031 14,032 12,328
0.13%, 07/15/2031 14,811 12,931
0.13%, 01/15/2032 15,656 13,473
0.13%, 02/15/2051 5,356 3,071
0.13%, 02/15/2052 6,008 3,377
0.25%, 07/15/2029 10,684 9,762
0.25%, 02/15/2050 5,151 3,121
0.38%, 07/15/2025 13,966 13,621
0.38%, 01/15/2027 9,212 8,742
0.38%, 07/15/2027 12,385 11,708
0.50%, 01/15/2028 12,809 12,031
0.63%, 01/15/2026 11,991 11,600
0.63%, 07/15/2032 16,243 14,490
0.63%, 02/15/2043 5,305 3,970
0.75%, 07/15/2028 10,568 10,003
0.75%, 02/15/2042 6,837 5,319
0.75%, 02/15/2045 7,802 5,818
0.88%, 01/15/2029 9,173 8,658
0.88%, 02/15/2047 4,807 3,586
1.00%, 02/15/2046 4,081 3,168
1.00%, 02/15/2048 3,610 2,745
1.00%, 02/15/2049 2,576 1,945
1.13%, 01/15/2033 15,603 14,372
1.25%, 04/15/2028 3,712 3,574
1.38%, 07/15/2033
(r)
16,151 15,184
1.38%, 02/15/2044 7,143 6,104
1.50%, 02/15/2053 5,742 4,797
1.63%, 10/15/2027 11,181 10,977
1.75%, 01/15/2028 4,397 4,318
1.75%, 01/15/2034 14,972 14,460
2.00%, 01/15/2026 5,076 5,019
2.13%, 04/15/2029 7,301 7,290
2.13%, 02/15/2040 2,531 2,497
2.13%, 02/15/2041 4,287 4,229
2.13%, 02/15/2054 2,900 2,802
2.38%, 01/15/2027 5,237 5,232
2.38%, 10/15/2028 13,771 13,919
2.50%, 01/15/2029 4,701 4,772
3.38%, 04/15/2032 2,175 2,366
3.63%, 04/15/2028 5,285 5,550

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 6,308 $ 6,801
$ 383,596
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 932,427
TOTAL PURCHASED OPTIONS - 0.00% $ 46
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 104
Total Investments $ 3,246,380
Other Assets and Liabilities -  0.01% (62)
TOTAL NET ASSETS - 100.00% $ 3,246,318
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18,003 or
0.55% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,222 or 0.53% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $82,364 or 2.54% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Security purchased on a when-issued basis.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after May 31, 2024, at which time the interest rate will be determined.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Rate shown is the discount rate of the original purchase.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$34,651 or 1.07% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $15,256 or 0.47% of net assets.
Portfolio Summary
Sector Percent
Government 28.75%
Financial 20.00%
Utilities 13.36%
Energy 9.95%
Industrial 7.21%
Basic Materials 5.52%
Exchange-Traded Funds 5.15%
Consumer, Non-cyclical 3.49%
Money Market Funds 2.77%
Consumer, Cyclical 1.35%
Technology 1.03%
Communications 0.86%
Mortgage Securities 0.37%
Closed-End Funds 0.10%
Asset Backed Securities 0.08%
Purchased Interest Rate Swaptions 0.00%
Purchased Options 0.00%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 76,170 $ 2,033,321 $ 2,038,508 $ 70,983
$ 76,170 $ 2,033,321 $ 2,038,508 $ 70,983
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,990 $ — $ — $ —
$ 2,990 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CNH Morgan Stanley & Co 1 $ 6,384 $ 7.75 03/09/2026 $ 47 $ 46 $ (1)
Total $ 47 $ 46 $ (1)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Barclays Bank
PLC
Secured
Overnight
Financing Rate
Daily 4.54% Annual $ 44,752 4.54% 10/17/2024 $ 91 $ 47 $ (44)
Call - 1 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 4.54% Annual 22,437 4.54% 10/17/2024 46 24 (22)
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 2,513 4.43% 10/18/2024 40 22 (18)
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 1,257 4.43% 10/18/2024 19 11 (8)
Total $ 196 $ 104 $ (92)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Barclays Bank
PLC
3.84% Daily Secured
Overnight
Financing Rate
Annual $ 44,752 3.84% 10/17/2024 $ (37) $ (12) $ 25
Call - 1 Year Interest
Rate Swap
Deutsche Bank
AG
3.84% Daily Secured
Overnight
Financing Rate
Annual 22,437 3.84% 10/17/2024 (19) (6) 13
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 21,106 5.10% 10/18/2024 (37) (23) 14
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 10,553 5.10% 10/18/2024 (17) (11) 6
Total $ (110) $ (52) $ 58
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2024 Long 14 $ 1,049 $ (15)
Brent Crude; August 2024
(a)
Long 949 76,973 (1,262)
Brent Crude; June 2025
(a)
Long 133 10,355 (171)
Cocoa; December 2024
(a)
Short 70 5,399 (1,049)
Cocoa; July 2024
(a)
Short 11 1,026 (16)
Cocoa; July 2024
(a)
Long 22 2,053 (330)
Cocoa; September 2024
(a)
Short 30 2,576 (802)
Coffee 'C'; December 2024
(a)
Short 5 412 (46)
Coffee 'C'; July 2024
(a)
Short 43 3,585 (88)
Copper; July 2024
(a)
Long 10 1,150 19
Copper; September 2024
(a)
Long 1 115 (3)
Corn; December 2024
(a)
Short 120 2,802 129
Corn; July 2024
(a)
Short 46 1,026 2
Corn; July 2024
(a)
Long 105 2,343 (9)
Corn; September 2024
(a)
Long 375 8,512 (338)
Cotton No.2; December 2024
(a)
Short 201 7,549 685
Cotton No.2; December 2024
(a)
Long 355 13,332 (645)
Cotton No.2; July 2024
(a)
Long 50 1,904 (90)
Euro Buxl 30 Year Bond; September 2024 Short 3 417 (2)
Euro Milling Wheat; September 2024
(a)
Long 54 760 132
Frozen Concentrated Orange Juice-A; July 2024
(a)
Short 16 1,049 (208)
Frozen Concentrated Orange Juice-A; November 2024
(a)
Short 3 187 (16)
Frozen Concentrated Orange Juice-A; September 2024
(a)
Short 9 574 (83)
Gasoline RBOB; July 2024
(a)
Short 6 609 15

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Gasoline RBOB; July 2024
(a)
Long 6 $ 609 $ (63)
Gasoline RBOB; October 2024
(a)
Short 40 3,678 85
Gasoline RBOB; September 2024
(a)
Long 86 8,546 (301)
Gold 100 oz; August 2024
(a)
Long 383 89,844 4,499
ICE Endex Dutch TTF Natural Gas; April 2025
(a)
Short 155 4,483 (710)
KC HRW Wheat; July 2024
(a)
Long 143 5,068 977
KC HRW Wheat; September 2024
(a)
Long 465 16,816 2,791
Lean Hogs; August 2024
(a)
Long 38 1,467 (110)
Lean Hogs; July 2024
(a)
Long 14 544 (27)
Live Cattle; August 2024
(a)
Short 70 4,997 111
Live Cattle; December 2024
(a)
Short 32 2,364 65
LME Copper; July 2024
(a)
Short — — 3,507
LME Copper; September 2024
(a)
Long 291 73,252 6,806
LME Lead; July 2024
(a)
Short — — (1)
LME Lead; June 2024
(a)
Long 14 780 66
LME Lead; June 2024
(a)
Short — — (15)
LME Lead; September 2024
(a)
Long 21 1,198 508
LME Nickel; July 2024
(a)
Short — — 509
LME Nickel; June 2024
(a)
Long 30 3,514 619
LME Nickel; September 2024
(a)
Long 101 11,979 1,583
LME PRI Alum; December 2024
(a)
Short — — 572
LME PRI Alum; July 2024
(a)
Short — — (2)
LME PRI Alum; June 2024
(a)
Short — — (269)
LME PRI Alum; September 2024
(a)
Short 22 1,466 (47)
LME PRI Alum; September 2024
(a)
Long 330 21,986 3,761
LME Zinc; July 2024
(a)
Short — — 32
LME Zinc; June 2024
(a)
Long 91 6,664 775
LME Zinc; September 2024
(a)
Long 3 223 3
Low Sulphur Gasoline; June 2024
(a)
Long 176 12,879 (987)
Natural Gas; October 2024
(a)
Long 73 2,003 (122)
Natural Gas; October 2025
(a)
Long 345 12,040 136
Natural Gas; September 2024
(a)
Long 114 3,022 219
NY Harb ULSD; July 2024
(a)
Long 1 100 (2)
NY Harb ULSD; October 2024
(a)
Short 46 4,704 117
NY Harb ULSD; September 2024
(a)
Long 98 9,969 (648)
Palladium; September 2024
(a)
Long 22 2,008 (248)
Platinum; October 2024
(a)
Long 33 1,739 164
Robusta Coffee 10tn; July 2024
(a)
Short 95 3,914 (904)
SGX Iron Ore 62%; December 2024
(a)
Long 449 5,060 (8)
SGX Iron Ore 62%; June 2024
(a)
Long 383 4,422 (53)
SGX Iron Ore 62%; September 2024
(a)
Long 697 7,997 (28)
Silver; July 2024
(a)
Long 71 10,806 604
Silver; September 2024
(a)
Long 14 2,154 248
Soybean Meal; July 2024
(a)
Long 173 6,309 470
Soybean Oil; July 2024
(a)
Long 649 17,726 1
Soybean; July 2024
(a)
Long 93 5,603 105
Soybean; November 2024
(a)
Short 45 2,665 (62)
Sugar #11; July 2024
(a)
Short 115 2,357 437
Sugar #11; October 2024
(a)
Long 387 7,928 (640)
US 10 Year Note; September 2024 Short 13 1,414 3
US 10 Year Ultra Note; September 2024 Short 63 7,058 5
US 2 Year Note; September 2024 Long 33 6,722 1
US 5 Year Note; September 2024 Long 45 4,761 (2)
US Long Bond; September 2024 Short 10 1,161 9
US Ultra Bond; September 2024 Short 8 980 11
Wheat; July 2024
(a)
Long 55 1,866 312
Wheat; September 2024
(a)
Short 264 9,233 (584)
WTI Crude; July 2024
(a)
Short 20 1,540 13
WTI Crude; October 2024
(a)
Short 371 28,192 212
WTI Crude; September 2024
(a)
Long 31 2,368 (170)
Total $ 20,142
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 06/04/2024 $ 601 GBP 480 $ — $ (10)
BNP Paribas 06/20/2024 JPY 77,818 $ 518 — (22)
Citigroup Inc 06/20/2024 JPY 156,203 $ 1,020 — (24)
Citigroup Inc 06/20/2024 $ 1,028 JPY 157,202 26 —
Deutsche Bank AG 06/04/2024 $ 3,458 EUR 3,222 — (38)
Deutsche Bank AG 06/20/2024 $ 450 JPY 69,348 8 —
Deutsche Bank AG 07/02/2024 $ 21 EUR 19 — —
Goldman Sachs & Co 06/20/2024 JPY 313,915 $ 2,072 — (71)
Goldman Sachs & Co 06/20/2024 $ 1,546 JPY 235,324 46 —
Goldman Sachs & Co 06/20/2024 $ 160 MXN 2,737 — (1)
HSBC Securities Inc 06/04/2024 GBP 324 $ 412 1 —
HSBC Securities Inc 06/04/2024 $ 293 GBP 234 — (5)
HSBC Securities Inc 07/02/2024 $ 412 GBP 324 — (1)
Morgan Stanley & Co 06/20/2024 $ 1,036 JPY 155,734 43 —
Standard Chartered Bank, Hong Kong 06/04/2024 GBP 389 $ 495 — —
Standard Chartered Bank, Hong Kong 06/04/2024 EUR 3,047 $ 3,300 6 —
Standard Chartered Bank, Hong Kong 07/02/2024 $ 3,304 EUR 3,047 — (6)
Total $ 130 $ (178)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.42 N/A 5.00% Quarterly 06/20/2029 $ 4,327 $ 255 $ 34 $ 289
Total $ 255 $ 34 $ 289
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $4,327.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 EUR 398 $ 6 $ (1) $ 5
6 Month Euro Interbank Offered Rate Receive 2.46% Semiannual Semiannual N/A 03/22/2054 103 3 — 3
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 245 5 — 5
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 487 12 1 13
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 487 11 — 11
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 1,131 23 — 23
Canadian Overnight Repo Rate Average Receive 4.30% Annual Annual N/A 05/29/2026 CAD 3,616 (6) — (6)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.50% Annual Annual N/A 05/20/2029 $ 430 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.49% Annual Annual N/A 05/17/2029 435 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Annual Annual N/A 05/07/2049 535 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Annual Annual N/A 03/20/2026 3,650 19 — 19
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Annual Annual N/A 02/21/2028 900 8 — 8
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Annual Annual N/A 04/13/2028 1,505 11 1 12

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Annual Annual N/A 12/18/2053 $ 500 $ 8 $ — $ 8
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 6,725 93 — 93
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Annual Annual N/A 11/21/2026 1,770 15 — 15
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Annual Annual N/A 06/02/2028 2,000 29 — 29
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.13% Annual Annual N/A 01/09/2026 3,775 42 — 42
Eurostat Eurozone HICP ex Tobacco Pay 2.53% Annual Annual N/A 11/15/2053 EUR 175 — — —
Eurostat Eurozone HICP ex Tobacco Pay 2.64% Annual Annual N/A 11/15/2053 90 3 — 3
Eurostat Eurozone HICP ex Tobacco Pay 2.78% Annual Annual N/A 08/15/2053 45 4 — 4
New Zealand Bank Bill 3 Month FRA Receive 4.45% Semiannual Quarterly N/A 05/20/2034 NZD 759 8 — 8
New Zealand Bank Bill 3 Month FRA Receive 4.46% Semiannual Quarterly N/A 05/20/2034 913 9 — 9
Secured Overnight Financing Rate Pay 4.87% Annual Annual N/A 05/30/2026 $ 2,637 3 — 3
Tokyo Overnight  Average Rate Pay 0.99% Annual Annual N/A 05/21/2034 JPY 65,430 (4) — (4)
Tokyo Overnight  Average Rate Receive 0.41% Annual Annual N/A 05/21/2026 310,870 1 — 1
Tokyo Overnight  Average Rate Pay 0.85% Annual Annual N/A 03/11/2034 72,395 (9) — (9)
Tokyo Overnight  Average Rate Receive 0.27% Annual Annual N/A 03/11/2026 344,750 5 — 5
United Kingdom Retail Prices Index Receive 4.05% Annual Annual N/A 05/15/2026 GBP 895 2 — 2
United Kingdom Retail Prices Index Pay 4.04% Annual Annual N/A 05/15/2028 895 (2) — (2)
Total $ 303 $ 1 $ 304
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Bank of America
NA
Refinitiv/
CoreCommodity CRB
3-Month Forward Index
Total Return
(a)
51,341 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2025 $ 51,586 $ — $ — $ (371)
Bank of America
NA
Refinitiv/
CoreCommodity CRB(R)
Index Total Return
(a)
76,166 Receive UST 13 Week Bill
High Discount Rate
+ 0.21%
Monthly 05/01/2025 25,822 — — (119)
Citigroup Inc Refinitiv/
CoreCommodity CRB
3-Month Forward Index
Total Return
(a)
94,169 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2025 94,620 — — (680)
Citigroup Inc Refinitiv/
CoreCommodity CRB(R)
Index Total Return
(a)
68,562 Receive UST 13 Week Bill
High Discount Rate
+ 0.21%
Monthly 05/01/2025 23,244 — — (108)
Total $ — $ — $ (1,278)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .30 % Shares Held Value (000's)
Money Market Funds - 2 .30%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,766,688 $ 1,767
TOTAL INVESTMENT COMPANIES $ 1,767
COMMON STOCKS - 97 .57 % Shares Held Value (000's)
Advertising - 1 .62%
Interpublic Group of Cos Inc/The 39,782 $ 1,248
Automobile Parts & Equipment - 2 .67%
Autoliv Inc 16,078 2,051
Banks - 3 .24%
Bank OZK 16,428 688
Cullen/Frost Bankers Inc 17,727 1,801
$ 2,489
Building Materials - 3 .28%
Lennox International Inc 5,011 2,518
Chemicals - 2 .42%
FMC Corp 20,830 1,270
RPM International Inc 5,249 588
$ 1,858
Commercial Services - 2 .69%
Morningstar Inc 7,168 2,066
Computers - 1 .39%
Amdocs Ltd 13,520 1,068
Consumer Products - 3 .70%
Avery Dennison Corp 11,170 2,542
WD-40 Co 1,355 304
$ 2,846
Diversified Financial Services - 3 .94%
Hamilton Lane Inc 18,233 2,288
LPL Financial Holdings Inc 2,577 738
$ 3,026
Electric - 2 .62%
Alliant Energy Corp 39,080 2,013
Electrical Components & Equipment - 2 .23%
Littelfuse Inc 6,676 1,713
Electronics - 1 .50%
nVent Electric PLC 14,199 1,156
Entertainment - 0 .49%
Live Nation Entertainment Inc
(c)
4,054 380
Food - 0 .91%
Simply Good Foods Co/The
(c)
18,081 696
Hand & Machine Tools - 8 .10%
Lincoln Electric Holdings Inc 10,370 2,036
MSA Safety Inc 11,503 2,071
Snap-on Inc 7,755 2,115
$ 6,222
Healthcare - Products - 7 .74%
Bio-Techne Corp 27,239 2,103
Inspire Medical Systems Inc
(c)
1,312 208
STERIS PLC 10,255 2,286
Teleflex Inc 6,451 1,349
$ 5,946
Healthcare - Services - 2 .80%
Universal Health Services Inc 11,320 2,149
Insurance - 5 .13%
Fidelity National Financial Inc 40,774 2,052
Kinsale Capital Group Inc 2,197 843
Markel Group Inc
(c)
639 1,049
$ 3,944
Leisure Products & Services - 4 .99%
Brunswick Corp/DE 24,534 2,025
YETI Holdings Inc
(c)
44,232 1,802
$ 3,827
Machinery - Diversified - 2 .84%
Nordson Corp 9,297 2,182
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .62%
Coterra Energy Inc 46,526 $ 1,326
Helmerich & Payne Inc 26,873 1,023
HF Sinclair Corp 21,702 1,199
$ 3,548
REITs - 7 .27%
Alexandria Real Estate Equities Inc 14,493 1,725
Equity LifeStyle Properties Inc 24,625 1,546
Essential Properties Realty Trust Inc 31,179 835
Terreno Realty Corp 26,125 1,478
$ 5,584
Retail - 5 .28%
Casey's General Stores Inc 4,510 1,496
Tractor Supply Co 8,990 2,565
$ 4,061
Semiconductors - 3 .18%
Teradyne Inc 17,346 2,445
Software - 7 .97%
Cloudflare Inc
(c)
10,195 690
Fair Isaac Corp
(c)
1,752 2,260
HubSpot Inc
(c)
1,658 1,013
Tyler Technologies Inc
(c)
4,490 2,157
$ 6,120
Transportation - 2 .80%
Expeditors International of Washington Inc 17,790 2,151
Water - 2 .15%
Essential Utilities Inc 43,715 1,649
TOTAL COMMON STOCKS $ 74,956
Total Investments $ 76,723
Other Assets and Liabilities -  0.13% 97
TOTAL NET ASSETS - 100.00% $ 76,820
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Industrial 20 .75%
Financial 19 .58%
Consumer, Non-cyclical 17 .84%
Consumer, Cyclical 13 .43%
Technology 12 .54%
Utilities 4 .77%
Energy 4 .62%
Basic Materials 2 .42%
Money Market Funds 2 .30%
Communications 1 .62%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,805 $ 13,064 $ 13,102 $ 1,767
$ 1,805 $ 13,064 $ 13,102 $ 1,767
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 60 $ — $ — $ —
$ 60 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 21.26% Shares Held Value (000's)
Closed-End Funds - 0.54%
Ares Dynamic Credit Allocation Fund Inc 6,383 $ 93
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 85
BlackRock MuniYield Quality Fund III Inc 6,330 69
Blackstone Senior Floating Rate 2027 Term Fund 7,563 107
Blackstone Strategic Credit 2027 Term Fund 9,388 111
First Trust Senior Floating Rate Income Fund II 8,544 90
Franklin Universal Trust 13,711 95
Invesco Municipal Opportunity Trust 18,794 184
Invesco Value Municipal Income Trust 7,753 92
Nuveen AMT-Free Municipal Credit Income Fund 13,773 162
Nuveen AMT-Free Quality Municipal Income Fund 31,356 341
Nuveen Credit Strategies Income Fund 33,083 184
Nuveen Municipal Credit Income Fund 24,515 292
Nuveen Municipal Value Fund Inc 19,634 166
Nuveen Preferred & Income Term Fund 3,242 63
Saba Capital Income & Opportunities Fund 10,973 80
$ 2,214
Exchange-Traded Funds - 2.15%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
13,460 189
iShares 0-5 Year TIPS Bond ETF 20,245 2,016
iShares Broad USD High Yield Corporate Bond
ETF
21,985 799
iShares Core MSCI Emerging Markets ETF 3,675 193
iShares Floating Rate Bond ETF 42,075 2,152
iShares MSCI EAFE Value ETF 6,765 381
iShares Russell 1000 Growth ETF 42 14
iShares Russell 2000 ETF 743 153
iShares Russell 2000 Growth ETF 2,776 732
iShares Russell 2000 Value ETF 475 74
iShares Short Treasury Bond ETF 19,440 2,148
$ 8,851
Money Market Funds - 18.57%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.25%
(a),(b),(c)
4,879,856 4,880
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(d)
71,482,728 71,483
$ 76,363
TOTAL INVESTMENT COMPANIES $ 87,428
COMMON STOCKS - 37.57% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The
(e)
2,504 $ 79
National CineMedia Inc
(f)
8,999 50
Omnicom Group Inc
(e)
874 81
Publicis Groupe SA 1,172 132
Taboola.com Ltd
(f)
15,484 62
Trade Desk Inc/The
(c),(f)
218 20
$ 424
Aerospace & Defense - 0.50%
Airbus SE 257 44
General Dynamics Corp
(e)
1,150 345
General Electric Co
(e)
1,619 267
HEICO Corp - Class A
(c)
502 88
Howmet Aerospace Inc
(c),(e)
3,359 285
Lockheed Martin Corp
(c),(e)
1,145 538
Northrop Grumman Corp 187 84
RTX Corp
(c)
1,183 128
Spirit AeroSystems Holdings Inc
(f)
1,604 49
Thales SA 556 101
TransDigm Group Inc
(e)
94 126
$ 2,055
Agriculture - 0.11%
Altria Group Inc
(e)
2,295 106
Archer-Daniels-Midland Co
(e)
2,608 163
Imperial Brands PLC 1,891 47
Philip Morris International Inc
(e)
1,150 117
$ 433
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines - 0.18%
American Airlines Group Inc
(e),(f)
5,158 $ 59
ANA Holdings Inc 3,300 63
Delta Air Lines Inc
(e)
10,555 538
Japan Airlines Co Ltd 4,800 81
$ 741
Apparel - 0.36%
Carter's Inc 612 42
Crocs Inc
(f)
237 37
Deckers Outdoor Corp
(e),(f)
328 359
Gildan Activewear Inc 100 4
Hermes International SCA 4 9
Kontoor Brands Inc 880 64
NIKE Inc
(c)
3,186 303
On Holding AG
(f)
1,941 83
Ralph Lauren Corp
(e)
1,225 229
Steven Madden Ltd 1,404 62
Tapestry Inc
(e)
7,106 309
$ 1,501
Automobile Manufacturers - 0.34%
Blue Bird Corp
(f)
1,795 102
Cummins Inc
(e)
362 102
General Motors Co
(e)
8,891 400
Honda Motor Co Ltd 15,100 171
Isuzu Motors Ltd 8,500 114
Mazda Motor Corp 7,300 77
PACCAR Inc
(e)
375 40
REV Group Inc 2,481 68
Subaru Corp 6,600 148
Volvo AB - B Shares 3,656 98
Volvo Car AB
(f)
25,983 88
Zapp Electric Vehicles Group Ltd - Warrants
(f)
1,167 —
$ 1,408
Automobile Parts & Equipment - 0.16%
BorgWarner Inc
(e)
5,281 188
Cie Generale des Etablissements Michelin SCA 4,129 167
Dana Inc 2,124 30
Gentex Corp 3,296 115
Goodyear Tire & Rubber Co/The
(f)
4,901 60
Phinia Inc 1,172 53
Visteon Corp
(f)
230 26
$ 639
Banks - 0.98%
Banco Bilbao Vizcaya Argentaria SA 329 4
Bank of America Corp
(c),(e)
4,916 196
Bank OZK 1,228 51
Banner Corp 844 40
BOC Hong Kong Holdings Ltd 74,500 234
Cadence Bank 3,633 104
CaixaBank SA 2,554 15
Citigroup Inc
(c),(e)
4,577 285
Citizens Financial Group Inc 250 9
Columbia Banking System Inc 2,222 43
Comerica Inc 68 4
Commerzbank AG 6,505 110
Computershare Ltd 2,222 39
DBS Group Holdings Ltd 5,940 158
Fifth Third Bancorp
(c)
968 37
FinecoBank Banca Fineco SpA 4,252 69
First Hawaiian Inc 2,397 49
First Interstate BancSystem Inc 1,823 48
FNB Corp/PA 3,540 49
Goldman Sachs Group Inc/The
(c),(e)
695 317
Hang Seng Bank Ltd 4,800 67
Heartland Financial USA Inc 269 12
Home BancShares Inc/AR 2,373 56
Huntington Bancshares Inc/OH
(c)
3,886 54
Independent Bank Group Inc 1,266 58
Japan Post Bank Co Ltd 2,800 28
JPMorgan Chase & Co
(c),(e)
2,730 553

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 712 $ 108
Mizuho Financial Group Inc 7,300 150
Morgan Stanley
(c)
3,311 324
Northern Trust Corp 88 7
OFG Bancorp 1,072 40
Old National Bancorp/IN 3,128 53
Oversea-Chinese Banking Corp Ltd 5,500 59
PNC Financial Services Group Inc/The
(e)
178 28
Sandy Spring Bancorp Inc 2,109 49
Shizuoka Financial Group Inc 6,600 68
Skandinaviska Enskilda Banken AB 9,034 129
Stellar Bancorp Inc 1,641 37
Sumitomo Mitsui Financial Group Inc 1,400 92
Truist Financial Corp 555 21
UniCredit SpA 159 6
United Community Banks Inc/GA 1,459 37
US Bancorp
(e)
668 27
Veritex Holdings Inc 1,784 36
Wells Fargo & Co
(e)
1,495 90
$ 4,050
Beverages - 0.37%
Coca-Cola Co/The
(e)
6,786 427
Coca-Cola HBC AG
(f)
10,287 349
Constellation Brands Inc
(e)
725 182
Keurig Dr Pepper Inc
(e)
7,716 264
Kirin Holdings Co Ltd 1,100 15
Molson Coors Beverage Co
(c),(e)
1,478 81
PepsiCo Inc 1,136 196
$ 1,514
Biotechnology - 0.92%
4D Molecular Therapeutics Inc
(f)
93 2
89bio Inc
(f)
191 2
ACADIA Pharmaceuticals Inc
(f)
257 4
Akero Therapeutics Inc
(f)
155 3
Akouos Inc - Contingent Value Rights
(f),(g)
4,410 3
Alnylam Pharmaceuticals Inc
(c),(f)
411 61
ALX Oncology Holdings Inc
(f)
86 1
Amicus Therapeutics Inc
(f)
755 7
Apogee Therapeutics Inc
(f)
357 16
Arcellx Inc
(f)
72 4
Arcturus Therapeutics Holdings Inc
(f)
406 16
Arcutis Biotherapeutics Inc
(f)
199 2
Ardelyx Inc
(f)
485 3
Argenx SE
(f)
242 90
Arrowhead Pharmaceuticals Inc
(f)
244 6
Avidity Biosciences Inc
(f)
410 11
Axsome Therapeutics Inc
(f)
82 6
Beam Therapeutics Inc
(f)
172 4
Biogen Inc
(e),(f)
914 206
Biohaven Ltd
(f)
139 5
BioMarin Pharmaceutical Inc
(f)
3,400 255
Biomea Fusion Inc
(f)
70 1
Blueprint Medicines Corp
(f)
404 43
Cabaletta Bio Inc
(f)
114 1
Celldex Therapeutics Inc
(f)
683 23
Cerevel Therapeutics Holdings Inc
(f)
10,479 427
CG oncology Inc
(f)
55 2
Corteva Inc
(e)
5,961 333
Crinetics Pharmaceuticals Inc
(f)
537 24
Cytokinetics Inc
(f)
524 25
Day One Biopharmaceuticals Inc
(f)
184 2
Denali Therapeutics Inc
(f)
273 5
Disc Medicine Inc
(f)
57 2
Dyne Therapeutics Inc
(f)
130 4
Entrada Therapeutics Inc
(f)
48 1
Fate Therapeutics Inc
(f)
297 1
Genmab A/S
(f)
656 185
Geron Corp
(f)
4,022 14
Gilead Sciences Inc
(c),(e)
5,938 382
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Halozyme Therapeutics Inc
(f)
1,461 $ 65
Illumina Inc
(c),(f)
251 26
Immunocore Holdings PLC ADR
(f)
186 9
Immunovant Inc
(f)
147 4
Incyte Corp
(c),(e),(f)
1,448 84
Inhibrx Biosciences Inc
(f)
1,101 18
Inhibrx Inc - Contingent Value Rights
(f),(g)
4,407 3
Innoviva Inc
(f)
281 4
Insmed Inc
(f)
158 9
Intellia Therapeutics Inc
(f)
528 11
Intra-Cellular Therapies Inc
(f)
525 35
Iovance Biotherapeutics Inc
(f)
472 4
Krystal Biotech Inc
(f)
44 7
Kymera Therapeutics Inc
(f)
128 4
Ligand Pharmaceuticals Inc
(f)
58 5
Nkarta Inc
(f)
156 1
Nurix Therapeutics Inc
(f)
615 10
Nuvalent Inc
(f)
75 5
Olema Pharmaceuticals Inc
(f)
135 1
Olink Holding AB ADR
(f)
39,875 955
Phathom Pharmaceuticals Inc
(f)
139 1
Prime Medicine Inc
(f)
149 1
Prothena Corp PLC
(f)
370 8
PTC Therapeutics Inc
(f)
552 20
REGENXBIO Inc
(f)
130 2
Relay Therapeutics Inc
(f)
287 2
Replimune Group Inc
(f)
236 1
REVOLUTION Medicines Inc
(f)
1,105 42
Rocket Pharmaceuticals Inc
(f)
1,217 26
Sage Therapeutics Inc
(f)
158 2
Sana Biotechnology Inc
(f)
217 2
Savara Inc
(f)
528 2
SpringWorks Therapeutics Inc
(f)
132 5
Structure Therapeutics Inc ADR
(f)
178 6
Syndax Pharmaceuticals Inc
(f)
867 17
Tarsus Pharmaceuticals Inc
(f)
73 2
Terns Pharmaceuticals Inc
(f)
132 1
Tevogen Bio Holdings Inc - Warrants
(f)
597 —
TG Therapeutics Inc
(f)
259 4
Theravance Biopharma Inc
(f)
349 3
Travere Therapeutics Inc
(f)
290 2
Tyra Biosciences Inc
(f)
51 1
United Therapeutics Corp
(f)
244 67
UroGen Pharma Ltd
(f)
99 1
Vericel Corp
(f)
119 6
Vertex Pharmaceuticals Inc
(f)
183 83
Verve Therapeutics Inc
(f)
199 1
Viking Therapeutics Inc
(f)
159 10
Viridian Therapeutics Inc
(f)
218 3
WaVe Life Sciences Ltd
(f)
240 1
Xencor Inc
(f)
195 5
Zentalis Pharmaceuticals Inc
(f)
96 1
Zymeworks Inc
(f)
200 2
$ 3,772
Building Materials - 1.00%
AGC Inc 600 21
AZEK Co Inc/The
(f)
1,470 71
Builders FirstSource Inc
(e),(f)
2,048 329
Carrier Global Corp
(c)
36,378 2,298
Cemex SAB de CV ADR
(f)
34,259 258
CRH PLC 766 61
Heidelberg Materials AG 273 29
James Hardie Industries PLC
(f)
3,957 123
Martin Marietta Materials Inc
(e)
203 116
Masco Corp
(e)
3,897 273
Mohawk Industries Inc
(e),(f)
1,094 133
Trane Technologies PLC
(c)
965 316
Vulcan Materials Co
(c)
328 84
$ 4,112

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0.63%
Air Liquide SA 32 $ 6
Arcadium Lithium PLC
(f)
4,413 20
Cabot Corp 701 72
Celanese Corp
(e)
1,763 268
DuPont de Nemours Inc
(e)
8,709 716
Ecolab Inc
(c),(e)
1,184 275
FMC Corp 985 60
Linde PLC 1,152 501
LyondellBasell Industries NV 490 49
Mativ Holdings Inc 3,019 54
Minerals Technologies Inc 902 78
PPG Industries Inc 664 87
Sensient Technologies Corp 845 66
Sherwin-Williams Co/The
(c),(e)
845 257
Shin-Etsu Chemical Co Ltd 2,200 82
$ 2,591
Commercial Services - 1.23%
Adtalem Global Education Inc
(f)
929 60
Altaba Inc - Escrow
(f)
837,142 1,892
Automatic Data Processing Inc
(e)
1,272 312
Block Inc
(c),(f)
1,722 110
Bureau Veritas SA 1,841 55
Cintas Corp
(c),(e)
306 207
CoreCivic Inc
(f)
3,284 53
Corpay Inc
(e),(f)
886 237
CoStar Group Inc
(f)
987 77
European Wax Center Inc
(f)
1,739 20
Experian PLC 1,286 60
H&R Block Inc 1,943 97
Laureate Education Inc 4,354 68
Loomis AB 1,605 45
Moody's Corp
(e)
321 127
Nuvei Corp 11,092 357
PayPal Holdings Inc
(e),(f)
5,558 350
PROG Holdings Inc 1,346 51
Progyny Inc
(f)
1,464 40
Quanta Services Inc
(e)
147 41
Remitly Global Inc
(f)
3,640 47
S&P Global Inc
(e)
466 199
Shift4 Payments Inc
(f)
718 48
TriNet Group Inc 463 48
United Rentals Inc
(c),(e)
634 424
Wise PLC
(f)
4,766 50
$ 5,075
Computers - 1.33%
Accenture PLC - Class A 1,501 423
Apple Inc
(c),(e)
14,662 2,818
Cognizant Technology Solutions Corp 194 13
Crowdstrike Holdings Inc
(f)
180 56
CyberArk Software Ltd
(f)
246 56
Dell Technologies Inc 419 59
EPAM Systems Inc
(f)
29 5
ExlService Holdings Inc
(f)
1,911 57
Fortinet Inc
(c),(f)
421 25
Hewlett Packard Enterprise Co
(e)
37 1
HP Inc
(e)
6,231 227
International Business Machines Corp
(e)
1,215 203
Leidos Holdings Inc
(e)
2,768 407
Maximus Inc 200 17
NCR Voyix Corp
(f)
4,286 57
NEC Corp 200 15
NetApp Inc
(c),(e)
4,238 511
Pure Storage Inc
(f)
700 42
SCSK Corp 5,300 101
Seagate Technology Holdings PLC
(c)
782 73
Super Micro Computer Inc
(e),(f)
253 199
Teleperformance SE 427 49
Zscaler Inc
(c),(f)
306 52
$ 5,466
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.12%
Avery Dennison Corp
(e)
573 $ 130
Church & Dwight Co Inc
(c)
353 38
Clorox Co/The
(c)
453 60
Helen of Troy Ltd
(f)
433 46
Kimberly-Clark Corp
(e)
1,641 219
$ 493
Cosmetics & Personal Care - 0.33%
Colgate-Palmolive Co
(e)
1,868 174
Edgewell Personal Care Co 1,130 43
elf Beauty Inc
(f)
928 173
Kenvue Inc
(e)
13,203 255
Procter & Gamble Co/The
(e)
3,184 524
Unicharm Corp 3,000 97
Unilever PLC 2,042 112
$ 1,378
Distribution & Wholesale - 0.28%
Copart Inc
(f)
1,366 73
Fastenal Co
(c)
5,955 393
IMCD NV 73 11
LKQ Corp
(e)
3,816 164
MRC Global Inc
(f)
6,945 92
Rush Enterprises Inc - Class A 835 38
Seven Group Holdings Ltd 542 14
Toyota Tsusho Corp 400 24
WW Grainger Inc
(c),(e)
384 354
$ 1,163
Diversified Financial Services - 1.09%
4L Technologies
(f),(g)
24,306 —
abrdn plc 2,442 5
AerCap Holdings NV 966 90
Air Lease Corp 1,221 58
Ally Financial Inc
(c)
546 21
American Express Co
(c),(e)
2,262 543
Ameriprise Financial Inc 41 18
Apollo Global Management Inc
(c)
33 4
BlackRock Inc
(e)
174 134
Bread Financial Holdings Inc 1,710 71
Capital One Financial Corp
(c)
1,676 230
Cboe Global Markets Inc 723 125
Charles Schwab Corp/The
(c),(e)
3,110 228
CME Group Inc
(e)
745 151
Discover Financial Services 2,001 246
Element Comm Aviation
(f),(g),(h)
280 —
Enova International Inc
(f)
1,000 62
Federal Agricultural Mortgage Corp 290 51
Franklin Resources Inc
(c),(e)
8,847 209
IGM Financial Inc 3,700 99
Intercontinental Exchange Inc
(e)
1,442 193
Invesco Ltd 179 3
Mastercard Inc
(e)
660 294
Navient Corp 3,200 48
ORIX Corp 4,400 96
PJT Partners Inc 467 50
Radian Group Inc 2,107 66
Raymond James Financial Inc 1,170 144
St James's Place PLC 10,903 70
Synchrony Financial
(c)
2,021 88
T Rowe Price Group Inc
(c),(e)
1,067 126
TMX Group Ltd 1,400 38
TPG Inc 1,431 60
Tradeweb Markets Inc
(c)
1,841 200
Visa Inc
(e)
2,022 551
Voya Financial Inc 1,222 93
$ 4,465
Electric - 0.65%
AES Corp/The
(c)
5,323 115
Ameresco Inc
(f)
688 25
Atlantica Sustainable Infrastructure PLC 9,482 209
Brookfield Renewable Corp 5,900 186

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Chubu Electric Power Co Inc 13,900 $ 192
Constellation Energy Corp
(c),(e)
1,060 230
Duke Energy Corp
(e)
2,124 220
Edison International 1,467 113
Eversource Energy
(c)
1,296 77
Exelon Corp
(c)
6,433 242
Iberdrola SA 7,899 104
NextEra Energy Inc
(c)
54 4
Northland Power Inc 4,400 75
NRG Energy Inc
(e)
8,074 654
PG&E Corp 827 15
Portland General Electric Co 1,284 57
Public Service Enterprise Group Inc
(e)
1,272 97
Xcel Energy Inc
(c)
741 41
$ 2,656
Electrical Components & Equipment - 0.41%
Acuity Brands Inc 108 28
AMETEK Inc
(e)
485 82
Eaton Corp PLC
(c)
1,208 402
Emerson Electric Co 714 80
Encore Wire Corp 2,886 833
Energizer Holdings Inc 1,423 41
Generac Holdings Inc
(e),(f)
1,096 162
Novanta Inc
(f)
346 56
Zeo Energy Corp - Warrants
(f)
524 —
$ 1,684
Electronics - 0.50%
ABB Ltd 2,102 116
Amphenol Corp
(e)
2,543 337
Brady Corp 1,056 72
Flex Ltd
(f)
2,359 78
Garmin Ltd 811 133
Honeywell International Inc
(e)
1,238 250
Hoya Corp 1,700 207
Jabil Inc
(e)
1,546 184
Keysight Technologies Inc
(e),(f)
1,936 268
Mettler-Toledo International Inc
(e),(f)
133 187
Napco Security Technologies Inc 1,563 78
NEXTracker Inc
(f)
553 30
Shimadzu Corp 600 15
TDK Corp 100 5
TTM Technologies Inc
(f)
3,640 68
Yokogawa Electric Corp 700 18
$ 2,046
Energy - Alternate Sources - 0.03%
Enphase Energy Inc
(f)
688 88
First Solar Inc
(f)
110 30
Shoals Technologies Group Inc
(f)
2,231 17
$ 135
Engineering & Construction - 0.30%
Acciona SA 960 123
AECOM
(c)
5,247 458
Bouygues SA 714 28
Fluor Corp
(f)
1,554 67
Jacobs Solutions Inc
(e)
1,608 224
Vinci SA 934 117
WSP Global Inc 1,400 211
$ 1,228
Entertainment - 0.14%
Caesars Entertainment Inc
(c),(e),(f)
5,412 192
DraftKings Inc
(f)
2,373 83
Genting Singapore Ltd 3,300 2
Live Nation Entertainment Inc
(f)
1,479 139
Monarch Casino & Resort Inc 745 50
Universal Music Group NV 4,027 126
$ 592
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.20%
Casella Waste Systems Inc
(f)
473 $ 48
Pentair PLC 1,066 87
Republic Services Inc
(c),(e)
915 169
Veralto Corp
(e)
2,944 290
Waste Connections Inc
(c)
1,329 218
$ 812
Food - 0.59%
Albertsons Cos Inc 25,010 516
Campbell Soup Co
(e)
2,369 105
Conagra Brands Inc
(c),(e)
7,786 233
General Mills Inc
(e)
2,346 161
George Weston Ltd 700 99
Hormel Foods Corp
(e)
4,507 140
Jeronimo Martins SGPS SA 1,246 28
Kellanova
(e)
3,289 198
Kraft Heinz Co/The
(e)
6,330 224
Kroger Co/The
(e)
1,410 74
Mondelez International Inc
(c),(e)
4,597 315
Sysco Corp
(e)
1,705 124
Tesco PLC 14,216 57
Tyson Foods Inc 2,252 129
Yakult Honsha Co Ltd 1,700 31
$ 2,434
Food Service - 0.00%
Compass Group PLC 452 13
Forest Products & Paper - 0.06%
International Paper Co
(e)
4,347 196
Smurfit Kappa Group PLC 678 33
$ 229
Gas - 0.04%
New Jersey Resources Corp 1,339 58
Osaka Gas Co Ltd 100 2
Spire Inc 862 53
UGI Corp 2,025 52
$ 165
Hand & Machine Tools - 0.23%
Kennametal Inc 1,919 49
Makita Corp 7,600 224
Schindler Holding AG - PC 1,013 264
Snap-on Inc
(e)
724 198
Stanley Black & Decker Inc
(e)
1,379 120
Techtronic Industries Co Ltd 7,053 87
$ 942
Healthcare - Products - 2.06%
Abbott Laboratories 198 20
ABIOMED Inc - Contingent Value Rights
(f),(g)
692 1
Agilent Technologies Inc 785 102
Align Technology Inc
(f)
236 61
Allurion Technologies Inc - Warrants
(f)
931 —
Artivion Inc
(f)
2,875 68
Axonics Inc
(c),(f)
25,208 1,691
Baxter International Inc
(e)
13,004 443
Danaher Corp
(e)
1,301 334
DiaSorin SpA 158 17
Exact Sciences Corp
(c),(f)
1,429 65
GE HealthCare Technologies Inc
(e)
1,896 148
Getinge AB 1,979 35
Glaukos Corp
(f)
220 25
Globus Medical Inc
(f)
813 55
Hologic Inc
(e),(f)
3,165 233
Inari Medical Inc
(f)
501 25
Inspire Medical Systems Inc
(f)
224 36
Insulet Corp
(c),(f)
963 171
Integra LifeSciences Holdings Corp
(f)
1,664 51
Intuitive Surgical Inc
(f)
232 93
Koninklijke Philips NV
(f)
2,464 67
Medtronic PLC 5,796 472
Natera Inc
(f)
310 33

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Omnicell Inc
(f)
1,503 $ 49
PROCEPT BioRobotics Corp
(f)
1,441 96
Psyence Biomedical Ltd - Warrants
(f)
974 —
ResMed Inc
(c),(e)
2,034 420
Shockwave Medical Inc
(f)
7,361 2,464
SI-BONE Inc
(f)
2,176 31
Solventum Corp
(e),(f)
5,768 342
Stryker Corp
(c)
1,014 346
Teleflex Inc
(e)
632 132
Thermo Fisher Scientific Inc
(e)
284 161
TransMedics Group Inc
(f)
239 33
Zimmer Biomet Holdings Inc
(e)
1,250 144
$ 8,464
Healthcare - Services - 0.97%
Acadia Healthcare Co Inc
(f)
485 34
Amedisys Inc
(f)
5,658 516
Catalent Inc
(c),(f)
22,585 1,215
Centene Corp
(e),(f)
2,542 182
DaVita Inc
(e),(f)
892 131
Elevance Health Inc
(e)
313 168
Encompass Health Corp 595 51
Fresenius Medical Care AG 943 40
HCA Healthcare Inc
(c),(e)
1,007 342
Humana Inc 235 84
IQVIA Holdings Inc
(e),(f)
854 187
Lonza Group AG 69 38
Molina Healthcare Inc
(c),(e),(f)
790 249
Quest Diagnostics Inc 791 112
UnitedHealth Group Inc
(c),(e)
1,185 587
Universal Health Services Inc
(c)
335 64
$ 4,000
Holding Companies - Diversified - 0.46%
Achari Ventures Holdings Corp I - Warrants
(f)
3,610 —
Acropolis Infrastructure Acquisition Corp -
Escrow
(f),(g)
5,690 —
Aimfinity Investment Corp I
(f)
2,172 24
Alchemy Investments Acquisition Corp 1
(f)
6,215 66
Alchemy Investments Acquisition Corp 1 -
Warrants
(f)
3,107 1
Alpha Star Acquisition Corp
(f)
3,929 45
AltEnergy Acquisition Corp - Warrants
(f)
449 —
Amprius Technologies Inc - Warrants
(f)
3,707 1
AP Acquisition Corp
(f)
4,013 46
Ares Acquisition Corp II - Warrants
(f)
5,632 1
Arogo Capital Acquisition Corp - Warrants
(f)
4,211 —
Blue World Acquisition Corp
(f)
2,366 26
Bowen Acquisition Corp
(f)
3,937 42
Bukit Jalil Global Acquisition 1 Ltd - Rights
(f)
2,239 —
Bukit Jalil Global Acquisition 1 Ltd
(f)
4,644 50
Bukit Jalil Global Acquisition 1 Ltd - Warrants
(f)
1,119 —
byNordic Acquisition Corp
(f)
2,944 33
CARTESIAN GROWTH CORP II - Warrants
(f)
781 —
Cartica Acquisition Corp
(f)
2,187 24
CERo Therapeutics Holdings Inc - Warrants
(f)
449 —
Cetus Capital Acquisition Corp - Warrants
(f)
8,878 —
Clean Energy Special Situations Corp
(f)
9,680 115
Colombier Acquisition Corp II
(f)
3,643 38
Direct Selling Acquisition Corp
(f)
3,078 34
ESH Acquisition Corp - Rights
(f)
5,825 1
EVe Mobility Acquisition Corp
(f)
6,459 71
EVe Mobility Acquisition Corp - Warrants
(f)
1,847 —
Evergreen Corp - Warrants
(f)
4,211 —
Feutune Light Acquisition Corp
(f)
1,478 16
FTAC Emerald Acquisition Corp - Warrants
(f)
2,173 —
Global Blockchain Acquisition Corp - Warrants
(f)
10,160 —
Golden Star Acquisition Corp - Rights
(f)
3,462 1
Haymaker Acquisition Corp 4
(f)
4,740 50
Haymaker Acquisition Corp 4 - Warrants
(f)
2,370 1
Inflection Point Acquisition Corp II - Warrants
(f)
2,571 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
International Media Acquisition Corp - Warrants
(f)
2,300 $ —
Investcorp India Acquisition Corp
(f)
5,248 59
Iron Horse Acquisitions Corp - Rights
(f)
4,699 1
Iron Horse Acquisitions Corp
(f)
4,699 47
Iron Horse Acquisitions Corp - Warrants
(f)
4,699 —
Jaws Mustang Acquisition Corp - Warrants
(f)
4,137 1
Keen Vision Acquisition Corp
(f)
10,678 113
Keen Vision Acquisition Corp - Warrants
(f)
10,678 1
Learn CW Investment Corp
(f)
11,824 129
Nabors Energy Transition Corp II - Warrants
(f)
3,623 1
New Horizon Aircraft Ltd - Warrants
(f)
14,777 1
Oak Woods Acquisition Corp
(f)
4,220 46
Oak Woods Acquisition Corp - Warrants
(f)
10,768 —
Papaya Growth Opportunity Corp I - Warrants
(f)
1,648 —
Perception Capital Corp III
(f)
1,361 15
Pershing Square Tontine Holdings Ltd
(f),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(f),(g)
3,910 —
Plum Acquisition Corp I
(f)
2,911 32
Plum Acquisition Corp I - Warrants
(f)
1,370 —
Plutonian Acquisition Corp
(f)
4,003 27
Pyrophyte Acquisition Corp - Warrants
(f)
600 —
Rigel Resource Acquisition Corp
(f)
33,847 382
Slam Corp - Warrants
(f)
6,312 1
Spark I Acquisition Corp
(f)
8,467 88
Spark I Acquisition Corp - Warrants
(f)
4,233 1
Spring Valley Acquisition Corp II - Rights
(f)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(f)
551 —
Target Global Acquisition I Corp - Warrants
(f)
1,309 —
TenX Keane Acquisition
(f)
3,330 38
TLGY Acquisition Corp
(f)
3,517 40
TMT Acquisition Corp
(f)
5,334 58
TMT Acquisition Corp - Rights
(f)
3,938 1
Tristar Acquisition I Corp
(f)
5,592 62
Twelve Seas Investment Co II
(f)
4,742 53
Volato Group Inc - Warrants
(f)
1,728 —
$ 1,883
Home Builders - 0.12%
DR Horton Inc
(c),(e)
489 72
Lennar Corp - A Shares
(c)
904 145
PulteGroup Inc
(c),(e)
1,149 135
Skyline Champion Corp
(f)
1,820 127
$ 479
Home Furnishings - 0.05%
MillerKnoll Inc 1,921 53
Rational AG 10 8
Vizio Holding Corp
(f)
10,771 116
Xperi Inc
(f)
4,309 38
$ 215
Insurance - 1.05%
AIA Group Ltd 400 3
Allstate Corp/The 733 123
American International Group Inc
(e)
1,460 115
Aon PLC 498 140
Berkshire Hathaway Inc - Class B
(e),(f)
1,270 526
Brown & Brown Inc
(e)
1,856 166
Chubb Ltd 1,671 452
Cincinnati Financial Corp
(c)
813 96
Equitable Holdings Inc 988 41
Everest Group Ltd
(c)
451 176
Globe Life Inc 790 66
Hartford Financial Services Group Inc/The
(e)
1,159 120
Kemper Corp 828 50
Lancashire Holdings Ltd 6,326 51
Loews Corp
(e)
2,087 160
Marsh & McLennan Cos Inc 1,060 220
MetLife Inc
(e)
1,981 143
MS&AD Insurance Group Holdings Inc 9,600 200
National Western Life Group Inc 765 375
NMI Holdings Inc
(f)
1,623 54

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
ProAssurance Corp
(f)
3,368 $ 49
Progressive Corp/The
(c),(e)
487 103
Prudential Financial Inc
(e)
1,806 217
SiriusPoint Ltd
(f)
4,431 58
Sompo Holdings Inc 1,800 38
Travelers Cos Inc/The
(e)
352 76
Tryg A/S 1,081 22
W R Berkley Corp
(e)
1,367 111
Willis Towers Watson PLC 665 170
Zurich Insurance Group AG 348 183
$ 4,304
Internet - 2.28%
Alphabet Inc - A Shares
(c),(e)
11,613 2,003
Alphabet Inc - C Shares 683 119
Amazon.com Inc
(c),(e),(f)
11,112 1,960
Booking Holdings Inc
(c),(e)
60 226
CDW Corp/DE
(e)
320 72
Criteo SA ADR
(f)
1,150 45
eBay Inc
(e)
3,661 198
Etsy Inc
(f)
14,400 914
Eventbrite Inc
(f)
5,161 26
Expedia Group Inc
(e),(f)
469 53
F5 Inc
(c),(e),(f)
1,323 224
Gen Digital Inc
(e)
13,975 347
Hims & Hers Health Inc
(f)
5,575 108
M3 Inc 3,500 34
Magnite Inc
(f)
6,250 77
Match Group Inc
(c),(f)
204 6
MercadoLibre Inc
(c),(f)
41 71
Meta Platforms Inc
(c),(e)
2,299 1,073
MonotaRO Co Ltd 100 1
Netflix Inc
(c),(e),(f)
1,144 734
Okta Inc
(c),(f)
1,066 95
Palo Alto Networks Inc
(c),(f)
10 3
Pinterest Inc
(f)
3,073 127
Roku Inc
(c),(f)
57 3
Sea Ltd ADR
(c),(f)
2,844 192
Shopify Inc
(f)
500 30
Shopify Inc
(f)
815 48
Spotify Technology SA
(f)
359 107
Squarespace Inc
(f)
1,042 46
Trend Micro Inc/Japan 100 5
Uber Technologies Inc
(e),(f)
2,558 165
VeriSign Inc
(c),(e),(f)
1,303 227
Ziff Davis Inc
(f)
397 23
ZOZO Inc 1,300 30
$ 9,392
Iron & Steel - 0.82%
ArcelorMittal SA 1,109 29
Fortescue Ltd 9,168 152
Haynes International Inc 9,895 582
Reliance Inc 288 87
Steel Dynamics Inc
(e)
1,201 161
United States Steel Corp
(c)
40,662 1,559
Vale SA ADR 65,100 784
$ 3,354
Leisure Products & Services - 0.04%
Malibu Boats Inc
(f)
1,476 57
Royal Caribbean Cruises Ltd
(f)
477 70
Viking Holdings Ltd
(f)
200 6
YETI Holdings Inc
(f)
600 25
$ 158
Lodging - 0.19%
Hilton Grand Vacations Inc
(f)
1,518 63
Hilton Worldwide Holdings Inc
(c),(e)
727 146
Las Vegas Sands Corp 849 38
Marriott International Inc/MD
(e)
1,012 234
MGM Resorts International
(e),(f)
1,141 46
Whitbread PLC 2,575 98
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Wyndham Hotels & Resorts Inc 954 $ 67
Wynn Resorts Ltd
(c)
763 72
$ 764
Machinery - Construction & Mining - 0.15%
BWX Technologies Inc 596 55
Caterpillar Inc
(c),(e)
995 337
GE Vernova Inc
(e),(f)
319 56
Komatsu Ltd 5,200 153
Vertiv Holdings Co
(c)
95 9
$ 610
Machinery - Diversified - 0.50%
Applied Industrial Technologies Inc 381 73
Atlas Copco AB - A Shares 5,015 97
Cactus Inc 1,000 51
CNH Industrial NV
(c)
829 9
Daifuku Co Ltd 1,100 19
Deere & Co 50 19
Dover Corp
(e)
1,271 234
Ichor Holdings Ltd
(f)
1,347 51
Ingersoll Rand Inc
(e)
933 87
Kone Oyj 64 3
Middleby Corp/The
(f)
505 65
Otis Worldwide Corp
(c),(e)
4,811 477
Toro Co/The 660 53
Wartsila OYJ Abp 14,600 306
Westinghouse Air Brake Technologies Corp
(c)
1,201 203
Xylem Inc/NY
(c)
1,806 255
Zurn Elkay Water Solutions Corp 1,460 46
$ 2,048
Media - 0.97%
Altice USA Inc
(f)
22,876 57
Comcast Corp - Class A
(e)
4,514 180
Endeavor Group Holdings Inc
(c)
87,024 2,335
Fox Corp - A Shares 1,290 44
iHeartMedia Inc
(f)
5,535 5
Liberty Broadband Corp - C Shares
(c),(f)
68 4
Liberty Media Corp-Liberty Formula One - C
Shares
(f)
1,251 93
Liberty Media Corp-Liberty SiriusXM - A Shares
(f)
24,473 556
News Corp - A Shares
(e)
1,970 54
Paramount Global - Class B 14,724 175
Walt Disney Co/The
(e)
4,421 460
Wolters Kluwer NV 238 38
$ 4,001
Metal Fabrication & Hardware - 0.11%
MISUMI Group Inc 16,300 281
Prysmian SpA 447 29
SKF AB 5,034 110
Xometry Inc
(f)
3,234 50
$ 470
Mining - 0.58%
BHP Group Ltd 1,274 38
Ecobat Holdings, Inc - Class B
(f)
2,998 1,574
First Quantum Minerals Ltd 4,900 63
Freeport-McMoRan Inc
(c)
1,206 64
Kaiser Aluminum Corp 658 64
Kinross Gold Corp 19,200 156
Lundin Mining Corp 900 10
MP Materials Corp
(f)
1,443 23
Newmont Corp
(c)
725 31
Norsk Hydro ASA 9,043 61
Northern Star Resources Ltd 20,941 200
Rio Tinto PLC ADR 1,619 114
$ 2,398
Miscellaneous Manufacturers - 0.39%
3M Co
(c),(e)
1,312 132
A O Smith Corp
(c),(e)
5,964 499
Alfa Laval AB 919 43

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Axon Enterprise Inc
(c),(f)
598 $ 168
Fabrinet
(f)
76 18
Illinois Tool Works Inc
(c),(e)
555 135
Parker-Hannifin Corp
(e)
504 268
Sturm Ruger & Co Inc 802 35
Textron Inc
(e)
3,364 295
$ 1,593
Office Furnishings - 0.02%
Interface Inc 5,054 81
Oil & Gas - 1.55%
APA Corp
(e)
2,282 70
Canadian Natural Resources Ltd 1,687 130
Chevron Corp
(c),(e)
1,271 207
Civitas Resources Inc 760 56
ConocoPhillips 628 73
Coterra Energy Inc
(e)
2,997 85
Devon Energy Corp
(c),(e)
5,096 250
Diamondback Energy Inc
(e)
1,250 249
ENEOS Holdings Inc 23,800 123
Enerplus Corp 13,776 277
EOG Resources Inc
(e)
1,620 202
Exxon Mobil Corp
(c),(e)
4,960 581
Hess Corp
(c)
9,121 1,406
Inpex Corp 2,900 45
Marathon Oil Corp
(e)
13,924 403
Marathon Petroleum Corp
(c),(e)
507 90
MEG Energy Corp
(f)
4,800 104
Occidental Petroleum Corp
(c)
106 7
PBF Energy Inc 1,229 57
Phillips 66
(e)
622 88
Repsol SA 572 9
Seadrill Ltd
(f)
743 38
SilverBow Resources Inc
(f)
2,159 85
Southwestern Energy Co
(f)
198,659 1,496
Texas Pacific Land Corp
(c)
126 77
Valero Energy Corp
(e)
429 67
Viper Energy Inc 2,164 83
$ 6,358
Oil & Gas Services - 0.43%
Baker Hughes Co
(c),(e)
5,276 176
ChampionX Corp 27,726 905
Halliburton Co
(e)
5,063 186
Helix Energy Solutions Group Inc
(f)
4,604 53
Liberty Energy Inc 2,754 68
Schlumberger NV
(c)
5,576 256
Select Water Solutions Inc 5,734 63
Tidewater Inc
(f)
768 79
$ 1,786
Packaging & Containers - 0.94%
Ball Corp
(e)
5,452 379
CCL Industries Inc 3,800 196
Greif Inc - Class A 883 57
Packaging Corp of America
(e)
1,019 187
Westrock Co
(c)
56,610 3,036
$ 3,855
Pharmaceuticals - 1.41%
AbbVie Inc
(e)
2,640 425
Agios Pharmaceuticals Inc
(f)
146 5
Alkermes PLC
(f)
393 9
Amplifon SpA 1,250 46
Arvinas Inc
(f)
105 4
AstraZeneca PLC ADR 1,708 133
Bristol-Myers Squibb Co
(c),(e)
8,015 329
Cardinal Health Inc
(e)
1,790 178
Cencora Inc
(e)
911 206
Cigna Group/The
(e)
642 221
Corcept Therapeutics Inc
(f)
180 5
CVS Health Corp
(e)
2,919 174
Daiichi Sankyo Co Ltd 3,300 117
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Dexcom Inc
(c),(f)
641 $ 77
Eli Lilly & Co
(c),(e)
432 355
GSK PLC 10,129 227
Harmony Biosciences Holdings Inc
(f)
105 3
Heron Therapeutics Inc
(f)
276 1
Ironwood Pharmaceuticals Inc
(f)
436 3
Jazz Pharmaceuticals PLC
(c),(f)
679 72
Johnson & Johnson
(e)
2,878 422
Kura Oncology Inc
(f)
179 4
Kyowa Kirin Co Ltd 1,500 25
Longboard Pharmaceuticals Inc
(f)
448 8
McKesson Corp
(e)
284 162
Merck & Co Inc
(c),(e)
4,747 596
Merus NV
(f)
243 13
Morphic Holding Inc
(f)
397 12
Novartis AG 2,104 218
Novo Nordisk A/S 3,997 542
Ono Pharmaceutical Co Ltd 10,800 156
Orion Oyj 2,333 95
Pacira BioSciences Inc
(f)
1,785 54
Pfizer Inc 5,336 153
Recordati Industria Chimica e Farmaceutica SpA 4,710 249
Rhythm Pharmaceuticals Inc
(f)
101 4
Sanofi SA ADR 1,808 89
Shionogi & Co Ltd 900 41
Supernus Pharmaceuticals Inc
(f)
160 4
Vaxcyte Inc
(f)
641 45
Verona Pharma PLC ADR
(f)
509 6
Viatris Inc
(e)
11,249 119
Voyager Therapeutics Inc
(f)
150 1
Y-mAbs Therapeutics Inc
(f)
96 1
Zoetis Inc
(c)
1,203 204
$ 5,813
Pipelines - 0.58%
Enbridge Inc 4,332 159
Equitrans Midstream Corp 114,784 1,639
Keyera Corp 4,600 122
Kinder Morgan Inc
(e)
6,736 131
Southcross Holdings
(f),(g)
615,976 —
Targa Resources Corp
(c)
1,661 196
Williams Cos Inc/The 3,558 148
$ 2,395
Private Equity - 0.04%
Blackstone Inc 343 41
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,137 38
KKR & Co Inc 601 62
Partners Group Holding AG 22 30
$ 171
Real Estate - 0.44%
CBRE Group Inc
(e),(f)
1,285 113
Jones Lang LaSalle Inc
(f)
204 41
LEG Immobilien SE 1,101 98
Marcus & Millichap Inc 1,438 47
McGrath RentCorp
(c)
11,400 1,242
Nomura Real Estate Holdings Inc 6,700 173
Sagax AB 3,831 101
$ 1,815
REITs - 1.09%
Alexandria Real Estate Equities Inc
(e)
655 78
American Tower Corp
(c)
1,822 357
Apartment Income REIT Corp 26,431 1,024
AvalonBay Communities Inc
(e)
347 66
Boston Properties Inc
(c)
803 49
Camden Property Trust
(e)
627 64
CareTrust REIT Inc 2,656 68
Covivio SA/France 611 32
Crown Castle Inc 9,300 953
Digital Realty Trust Inc
(e)
1,257 183

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Equinix Inc
(c)
216 $ 164
Extra Space Storage Inc
(e)
1,321 191
Japan Metropolitan Fund Invest 208 123
Land Securities Group PLC 4,254 36
Macerich Co/The 4,054 61
Mid-America Apartment Communities Inc
(c)
104 14
Pebblebrook Hotel Trust 3,746 53
Piedmont Office Realty Trust Inc 8,089 59
Prologis Inc
(e)
282 31
Realty Income Corp
(e)
3,348 178
Rithm Capital Corp 4,319 48
Ryman Hospitality Properties Inc 520 55
Simon Property Group Inc
(e)
1,238 187
UDR Inc 1,983 77
Uniti Group Inc 9,760 31
VICI Properties Inc
(c),(e)
4,863 140
Warehouses De Pauw CVA 875 26
Welltower Inc
(e)
1,341 139
$ 4,487
Retail - 1.66%
Abercrombie & Fitch Co
(f)
243 42
AutoZone Inc
(c),(e),(f)
96 266
Bath & Body Works Inc
(e)
4,843 252
Best Buy Co Inc
(e)
1,244 105
Boot Barn Holdings Inc
(f)
291 35
Burlington Stores Inc
(c),(f)
1,182 284
Chipotle Mexican Grill Inc
(c),(f)
4 13
Costco Wholesale Corp
(c),(e)
645 523
Cracker Barrel Old Country Store Inc 716 35
Darden Restaurants Inc
(e)
608 91
Dick's Sporting Goods Inc
(c)
1,037 236
Dollar Tree Inc
(f)
250 29
Dollarama Inc 3,100 293
Domino's Pizza Inc
(c)
248 126
Fast Retailing Co Ltd 300 77
Freshpet Inc
(f)
664 87
Genuine Parts Co
(e)
528 76
H & M Hennes & Mauritz AB 7,812 138
Home Depot Inc/The
(e)
649 217
Industria de Diseno Textil SA 3,297 157
Jack in the Box Inc 955 53
JD Sports Fashion PLC 46,862 77
Lowe's Cos Inc
(e)
651 144
Lululemon Athletica Inc
(c),(f)
594 185
McDonald's Corp
(e)
1,732 448
O'Reilly Automotive Inc
(c),(f)
106 102
Pan Pacific International Holdings Corp 5,400 140
Ross Stores Inc
(c)
1,661 233
Starbucks Corp 337 27
Target Corp
(c),(e)
2,794 436
TJX Cos Inc/The
(c),(e)
6,440 664
Tokyo Gas Co Ltd 6,400 144
Ulta Beauty Inc
(c),(e),(f)
990 391
USS Co Ltd 14,100 110
Walgreens Boots Alliance Inc
(c)
13,507 219
Walmart Inc
(e)
2,424 160
Williams-Sonoma Inc
(c)
32 9
Wingstop Inc 115 42
Yum! Brands Inc
(e)
1,176 162
$ 6,828
Savings & Loans - 0.02%
Pacific Premier Bancorp Inc 2,154 48
WSFS Financial Corp 808 36
$ 84
Semiconductors - 2.46%
Applied Materials Inc
(c),(e)
1,453 313
ARM Holdings PLC ADR
(f)
675 81
ASM International NV 5 3
ASML Holding NV 406 388
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc
(c),(e)
473 $ 628
Entegris Inc
(c)
123 16
KLA Corp
(c),(e)
387 294
Lam Research Corp
(c),(e)
345 322
Lasertec Corp 200 51
Marvell Technology Inc 916 63
Microchip Technology Inc
(e)
1,646 160
Micron Technology Inc
(c),(e)
3,197 400
MKS Instruments Inc 250 32
Monolithic Power Systems Inc
(c)
45 33
NVIDIA Corp
(c),(e)
2,678 2,935
NXP Semiconductors NV
(c)
2,112 576
ON Semiconductor Corp
(f)
844 62
Qorvo Inc
(e),(f)
3,141 309
QUALCOMM Inc
(c),(e)
5,056 1,031
Renesas Electronics Corp 7,200 133
Samsung Electronics Co Ltd 753 40
Semtech Corp
(f)
1,455 57
Silicon Motion Technology Corp ADR 17,875 1,396
SiTime Corp
(f)
192 23
Skyworks Solutions Inc
(e)
3,387 314
Synaptics Inc
(f)
256 24
Texas Instruments Inc 1,295 253
Tokyo Electron Ltd 600 127
Tower Semiconductor Ltd
(f)
1,795 67
$ 10,131
Software - 2.08%
Adeia Inc 3,878 46
Adobe Inc
(f)
431 192
Agilysys Inc
(f)
657 63
Airship AI Holdings Inc - Warrants
(f)
37,466 11
ANSYS Inc
(f)
1,475 469
Broadridge Financial Solutions Inc 106 21
Cadence Design Systems Inc
(c),(e),(f)
314 90
Clearwater Analytics Holdings Inc
(f)
1,899 36
Cloudflare Inc
(c),(f)
1,031 70
Confluent Inc
(c),(f)
965 25
Constellation Software Inc/Canada - Warrants
(f),(g)
153 —
Dassault Systemes SE 821 33
Datadog Inc
(c),(f)
1,049 115
DocuSign Inc
(c),(f)
1,971 108
DoubleVerify Holdings Inc
(f)
1,237 23
Duolingo Inc
(f)
60 11
Dynatrace Inc
(c),(f)
1,036 47
Electronic Arts Inc
(e)
1,769 235
Fair Isaac Corp
(e),(f)
140 181
Fiserv Inc
(e),(f)
1,960 294
Five9 Inc
(f)
523 24
Global-e Online Ltd
(f)
915 29
HashiCorp Inc
(f)
35,522 1,193
iLearningEngines Holdings Inc - Warrants
(f)
1,824 1
Intapp Inc
(f)
504 18
Intuit Inc
(e)
329 190
Jamf Holding Corp
(f)
1,751 28
LeddarTech Holdings Inc - Warrants
(f)
2,297 —
Manhattan Associates Inc
(c),(f)
136 29
Microsoft Corp
(c),(e)
6,602 2,740
MINDBODY Inc
(f),(g)
9,229 337
MSCI Inc
(c)
81 40
Nemetschek SE 568 52
Nexon Co Ltd 8,400 144
Open Text Corp 1,300 38
Paychex Inc
(e)
1,005 121
PowerSchool Holdings Inc
(f)
1,909 41
Roper Technologies Inc
(e)
128 68
Salesforce Inc
(c),(e)
2,256 529
SAP SE 380 69
SEMrush Holdings Inc
(f)
2,300 35
ServiceNow Inc
(c),(e),(f)
249 164

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SolarWinds Corp 4,134 $ 48
Square Enix Holdings Co Ltd 1,600 48
Synopsys Inc
(e),(f)
59 33
Temenos AG 159 10
TIS Inc 3,200 59
UiPath Inc
(c),(f)
1,114 14
Veeva Systems Inc
(c),(f)
708 123
Veradigm Inc
(f)
5,160 49
Verint Systems Inc
(f)
1,981 59
Verra Mobility Corp
(f)
3,152 84
Workday Inc
(c),(f)
63 13
Xero Ltd
(f)
655 59
$ 8,559
Telecommunications - 0.54%
Arista Networks Inc
(f)
102 31
AT&T Inc
(e)
3,690 67
Cisco Systems Inc
(e)
4,883 228
Elisa Oyj 410 19
Infinera Corp
(f)
10,194 58
InterDigital Inc 529 60
Juniper Networks Inc 28,492 1,016
Motorola Solutions Inc
(c),(e)
576 210
T-Mobile US Inc
(e)
1,961 343
Verizon Communications Inc
(e)
3,994 164
Vodafone Group PLC 44,977 44
$ 2,240
Toys, Games & Hobbies - 0.02%
Hasbro Inc
(e)
1,082 65
Transportation - 0.35%
Central Japan Railway Co 3,000 67
CSX Corp
(e)
7,409 250
FedEx Corp
(e)
1,064 270
Freightos Ltd - Warrants
(f)
388 —
Knight-Swift Transportation Holdings Inc 1,804 87
Marten Transport Ltd 2,352 42
Old Dominion Freight Line Inc
(e)
236 41
Ryder System Inc 501 61
Union Pacific Corp
(e)
1,235 288
United Parcel Service Inc
(e)
2,542 353
$ 1,459
Trucking & Leasing - 0.02%
Greenbrier Cos Inc/The 1,323 73
TOTAL COMMON STOCKS $ 154,549
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Diversified Financial Services - 0.01%
Apollo Global Management Inc 6.75%, 07/31/2026 586 $ 38
Pipelines - 0.02%
El Paso Energy Capital Trust I 4.75%, 03/31/2028 442 21
Southcross Energy Series A 0.00%
(f),(g)
2,399,339 52
$ 73
TOTAL CONVERTIBLE PREFERRED STOCKS $ 111
PREFERRED STOCKS - 0.11% Shares Held Value (000's)
Automobile Manufacturers - 0.01%
Dr Ing hc F Porsche AG 2.31%
(i)
302 $ 25
Pipelines - 0.10%
NuStar Energy LP 11.23%, 06/03/2024
(j)
6,431 161
CME Term Secured Overnight Financing
Rate 3 Month + 5.90%
NuStar Energy LP 12.36%, 06/03/2024
(j)
2,764 69
CME Term Secured Overnight Financing
Rate 3 Month + 7.03%
NuStar Energy LP 12.47%, 06/03/2024
(j)
1,414 36
3 Month USD LIBOR + 6.88%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
NuStar Logistics LP 12.32%, 01/15/2043 6,651 $ 169
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 435
TOTAL PREFERRED STOCKS $ 460
BONDS - 31.53%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 314
Aerospace & Defense - 0.43%
BAE Systems PLC
5.30%, 03/26/2034
(i)
230 226
Boeing Co/The
3.63%, 02/01/2031 209 182
5.15%, 05/01/2030 160 153
5.71%, 05/01/2040 151 139
5.81%, 05/01/2050 405 363
5.93%, 05/01/2060 10 9
6.39%, 05/01/2031
(i)
45 45
6.53%, 05/01/2034
(i)
45 46
6.86%, 05/01/2054
(i)
135 137
7.01%, 05/01/2064
(i)
65 65
Bombardier Inc
7.88%, 04/15/2027
(i)
115 115
Embraer Netherlands Finance BV
7.00%, 07/28/2030
(i)
200 208
RTX Corp
5.00%, 02/27/2026 65 65
$ 1,753
Agriculture - 0.09%
Vector Group Ltd
10.50%, 11/01/2026
(i)
352 354
Airlines - 0.08%
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 121 117
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 246 228
$ 345
Automobile Asset Backed Securities - 0.82%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 103
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 321
5.58%, 12/20/2030
(i)
120 118
7.24%, 06/20/2029
(i)
100 103
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 120
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 19 17
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 60 58
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 130
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 200 194
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(i)
115 108
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
150 148
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 116

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
$ 100 $ 102
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(i)
22 22
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 100
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 128
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 36
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(i)
135 128
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 113
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 25
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
250 241
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 51
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 159
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 225 216
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 124
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 101
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 113
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 90
$ 3,380
Automobile Manufacturers - 0.73%
American Honda Finance Corp
1.50%, 01/13/2025 900 878
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(i)
450 450
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 403
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 883
4.40%, 09/20/2024 385 384
$ 2,998
Automobile Parts & Equipment - 0.07%
ZF North America Capital Inc
6.75%, 04/23/2030
(i)
150 152
6.88%, 04/23/2032
(i)
150 153
$ 305
Banks - 2.60%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 412
Banca Transilvania SA
7.25%, 12/07/2028
(k)
EUR 400 452
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(k)
400 459
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(j),(k),(l)
$ 425 402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(j),(k),(l)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
5.15%, 08/18/2025 $ 200 $ 198
Bank of America Corp
2.48%, 09/21/2036
(k)
95 76
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
160 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of New York Mellon Corp/The
5.98%, 04/25/2025 190 191
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
295 254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(k),(l)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(i),(k),(l)
725 761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 425 437
Ceska sporitelna AS
5.74%, 03/08/2028
(k)
200 223
3 Month Euro Interbank Offered Rate +
2.35%
Commonwealth Bank of Australia/New York NY
5.32%, 03/13/2026 $ 250 251
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 169
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
5.80%, 08/10/2026
(k)
410 410
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
6.25%, 03/09/2034
(k)
850 885
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 267
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(f),(g),(i)
TRY 295,000 428
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
$ 390 389
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
2.48%, 09/16/2036
(k)
290 229
Secured Overnight Financing Rate + 1.36%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
EUR 400 440
3 Month Euro Interbank Offered Rate +
3.93%
Societe Generale SA
6.07%, 01/19/2035
(i),(k)
$ 225 225
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
375 315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
5.91%, 05/14/2035
(i),(k)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC   (continued)
6.10%, 01/11/2035
(i),(k)
$ 600 $ 612
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(k)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
UBS Group AG
5.62%, 09/13/2030
(i),(k)
410 411
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(i),(k)
250 250
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
6.44%, 08/11/2028
(i),(k)
250 256
Secured Overnight Financing Rate + 3.70%
Wells Fargo & Co
6.68%, 04/25/2026 380 383
Secured Overnight Financing Rate + 1.32%
$ 10,702
Biotechnology - 0.07%
Amgen Inc
5.25%, 03/02/2025 280 279
Building Materials - 0.46%
Cemex SAB de CV
3.88%, 07/11/2031
(i)
260 228
5.13%, 06/08/2026
(i),(j),(k)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 359
9.13%, 03/14/2028
(i),(j),(k)
200 215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(j),(k)
200 215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Sisecam UK PLC
8.25%, 05/02/2029
(i)
675 689
$ 1,898
Chemicals - 0.31%
Celanese US Holdings LLC
6.70%, 11/15/2033 185 195
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
525 525
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
550 566
$ 1,286
Coal - 0.16%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(i)
665 665
Commercial Mortgage Backed Securities - 0.76%
BPR Trust 2021-NRD
12.19%, 12/15/2038
(i)
140 133
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
8.32%, 05/15/2039
(i)
245 247
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.85%, 05/10/2047
(i),(m)
135 105
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
106 100
COMM 2012-LC4 Mortgage Trust
5.29%, 12/10/2044
(m)
10 8
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 593
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DC Commercial Mortgage Trust 2023-DC
7.14%, 09/12/2040
(i),(m)
$ 110 $ 112
Extended Stay America Trust 2021-ESH
9.13%, 07/15/2038
(i)
110 110
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Greystone CRE Notes 2021-HC2 LTD
7.23%, 12/15/2039
(i)
110 109
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Med Trust 2021-MDLN
7.23%, 11/15/2038
(i)
100 99
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(i),(m)
229 220
5.21%, 06/15/2044
(i),(m)
160 127
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(f),(g),(i)
170 56
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(f),(g),(i)
645 32
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
3.95%, 07/15/2046
(m)
149 137
Wells Fargo Commercial Mortgage Trust 2016-C36
4.12%, 11/15/2059
(m)
100 83
WFRBS Commercial Mortgage Trust 2011-C3
5.85%, 03/15/2044
(i),(m)
108 41
WFRBS Commercial Mortgage Trust 2011-C4
4.98%, 06/15/2044
(i),(m)
845 709
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 87
$ 3,108
Commercial Services - 0.32%
Carriage Services Inc
4.25%, 05/15/2029
(i)
981 870
La Financiere Atalian SASU
3.50%, PIK 0.00%; 06/30/2028
(n)
EUR 234 150
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
$ 95 96
United Rentals North America Inc
6.13%, 03/15/2034
(i)
185 182
$ 1,298
Computers - 0.06%
Leidos Inc
5.75%, 03/15/2033 150 152
Western Digital Corp
2.85%, 02/01/2029 120 103
$ 255
Credit Card Asset Backed Securities - 0.02%
Mission Lane Credit Card Master Trust
7.79%, 11/15/2028
(i)
100 101
Diversified Financial Services - 0.69%
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 55
6.50%, 07/18/2028
(i)
145 148
Aviation Capital Group LLC
6.75%, 10/25/2028
(i)
350 364
Blue Owl Finance LLC
6.25%, 04/18/2034
(i)
205 206
Intercontinental Exchange Inc
3.65%, 05/23/2025 157 154
Jefferies Financial Group Inc
6.20%, 04/14/2034 275 276

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
3.50%, 01/15/2027 $ 180 $ 166
3.88%, 09/15/2028 20 18
4.00%, 09/15/2030 40 34
5.38%, 11/15/2029 50 47
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(i)
680 633
3.63%, 03/01/2029
(i)
285 255
3.88%, 03/01/2031
(i)
5 4
4.00%, 10/15/2033
(i)
200 166
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 317
$ 2,843
Electric - 0.37%
Comision Federal de Electricidad
5.00%, 09/29/2036 353 312
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 500 476
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 385
6.05%, 03/01/2025 45 45
NPC Ukrenergo
0.00%, 11/09/2028
(f),(i)
225 82
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 114
Southern Co/The
5.70%, 03/15/2034 100 102
$ 1,516
Electronics - 0.07%
TD SYNNEX Corp
6.10%, 04/12/2034 110 111
Trimble Inc
6.10%, 03/15/2033 175 180
$ 291
Energy - Alternate Sources - 0.22%
Energo-Pro AS
8.50%, 02/04/2027 300 299
8.50%, 02/04/2027
(i)
225 224
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
375 366
$ 889
Engineering & Construction - 0.50%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 300 299
7.50%, 06/04/2029
(i),(o)
575 570
IEA Energy Services LLC
6.63%, 08/15/2029
(i)
140 133
IHS Holding Ltd
5.63%, 11/29/2026 275 259
IHS Netherlands Holdco BV
8.00%, 09/18/2027 825 798
$ 2,059
Entertainment - 0.24%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(i)
471 213
Everi Holdings Inc
5.00%, 07/15/2029
(i)
330 320
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
461 464
$ 997
Food - 0.19%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 70 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
$ 700 $ 730
$ 792
Food Service - 0.05%
Aramark Services Inc
5.00%, 04/01/2025
(i)
222 220
Healthcare - Services - 0.37%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(i)
284 271
3.50%, 04/01/2030
(i)
278 264
Centene Corp
3.38%, 02/15/2030 110 97
4.63%, 12/15/2029 480 452
HCA Inc
5.60%, 04/01/2034 380 377
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
80 74
$ 1,535
Insurance - 0.03%
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 70
4.40%, 10/15/2029
(i)
50 47
$ 117
Internet - 0.65%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,284 1,282
Netflix Inc
4.88%, 06/15/2030
(i)
230 225
5.38%, 11/15/2029
(i)
35 35
5.88%, 11/15/2028 145 149
Uber Technologies Inc
4.50%, 08/15/2029
(i)
510 481
6.25%, 01/15/2028
(i)
55 55
7.50%, 09/15/2027
(i)
450 459
$ 2,686
Investment Companies - 0.39%
Antares Holdings LP
2.75%, 01/15/2027
(i)
505 457
Ares Capital Corp
3.20%, 11/15/2031 225 186
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 406
Blue Owl Capital Corp
2.88%, 06/11/2028 260 230
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 5 5
5.25%, 05/15/2027 215 197
6.25%, 05/15/2026 10 10
6.38%, 12/15/2025 110 110
$ 1,601
Iron & Steel - 0.24%
ArcelorMittal SA
6.80%, 11/29/2032 190 202
CSN Inova Ventures
6.75%, 01/28/2028 600 578
Usiminas International Sarl
5.88%, 07/18/2026 200 195
$ 975
Leisure Products & Services - 0.32%
Carnival Corp
5.75%, 03/01/2027
(i)
346 339
NCL Corp Ltd
5.88%, 03/15/2026
(i)
370 364
5.88%, 02/15/2027
(i)
85 84
8.13%, 01/15/2029
(i)
30 31

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
NCL Finance Ltd
6.13%, 03/15/2028
(i)
$ 40 $ 39
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 34
5.50%, 04/01/2028
(i)
240 234
6.25%, 03/15/2032
(i)
70 70
VOC Escrow Ltd
5.00%, 02/15/2028
(i)
135 130
$ 1,325
Lodging - 0.02%
Marriott International Inc/MD
5.30%, 05/15/2034 85 83
Machinery - Diversified - 0.03%
John Deere Capital Corp
1.25%, 01/10/2025 130 127
Media - 0.72%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
1,080 1,032
5.50%, 05/01/2026
(i)
30 30
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 41
4.40%, 04/01/2033 25 22
4.40%, 12/01/2061 295 192
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 395
4.63%, 12/01/2030
(i)
235 99
DISH DBS Corp
5.13%, 06/01/2029 175 70
5.25%, 12/01/2026
(i)
715 569
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
60 32
Paramount Global
4.38%, 03/15/2043 270 185
5.85%, 09/01/2043 75 61
6.88%, 04/30/2036 240 229
$ 2,972
Mining - 0.52%
First Quantum Minerals Ltd
9.38%, 03/01/2029
(i)
450 469
Glencore Funding LLC
6.50%, 10/06/2033
(i)
705 737
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
200 203
9.50%, 10/06/2028
(i)
525 538
9.50%, 10/06/2028 200 205
$ 2,152
Mortgage Backed Securities - 0.64%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(i),(m)
72 71
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 44 43
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 25 24
5.50%, 08/25/2034 22 21
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 25 24
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 27 26
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 18 17
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 21 18
Banc of America Mortgage 2005-A Trust
4.98%, 02/25/2035
(m)
7 7
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(m)
140 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(m)
$ 100 $ 100
CHL Mortgage Pass-Through Trust 2004-HYB4
5.23%, 09/20/2034
(m)
13 11
CIM Trust 2021-NR2
5.57%, 07/25/2059
(i),(m)
75 74
Connecticut Avenue Securities Trust 2022-R06
8.07%, 05/25/2042
(i)
64 66
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 20 19
CSMC 2020-RPL3 Trust
4.08%, 03/25/2060
(i),(m)
117 116
DSLA Mortgage Loan Trust 2005-AR5
6.09%, 09/19/2045 89 47
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
7.52%, 05/25/2042
(i)
61 62
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 27 25
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.66%, 09/25/2034 69 53
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.74%, 08/25/2035
(m)
299 212
Lehman XS Trust Series 2006-2N
5.96%, 02/25/2046 52 45
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 16 15
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 13 12
6.00%, 06/25/2034 15 15
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 78 75
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
6.20%, 05/25/2036
(m)
3 3
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(m)
105 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(m)
115 100
PRPM 2021-2 LLC
5.11%, 03/25/2026
(i),(m)
47 46
PRPM 2021-3 LLC
4.87%, 04/25/2026
(i),(m)
91 90
PRPM 2021-9 LLC
2.36%, 10/25/2026
(i),(m)
91 89
PRPM 2024-2 LLC
7.03%, 03/25/2029
(i),(m)
99 99
Structured Adjustable Rate Mortgage Loan Trust
5.75%, 07/25/2035 336 197
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(m)
260 260
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(i),(m)
55 54
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(i),(m)
60 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
VOLT XCIII LLC
4.89%, 02/27/2051
(i),(m)
$ 110 $ 108
VOLT XCIV LLC
5.24%, 02/27/2051
(i),(m)
36 36
VOLT XCVI LLC
5.12%, 03/27/2051
(i),(m)
64 63
$ 2,615
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 126
Oil & Gas - 2.46%
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(g)
257 —
California Resources Corp
7.13%, 02/01/2026
(i)
665 668
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2025
(i)
1,404 1,405
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 109
5.75%, 01/15/2031
(i)
630 621
Cosan Luxembourg SA
7.25%, 06/27/2031
(i)
450 453
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(i)
115 115
Ecopetrol SA
8.38%, 01/19/2036 95 93
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
655 591
8.50%, 09/30/2033
(i)
490 481
EQT Corp
3.63%, 05/15/2031
(i)
150 131
7.00%, 02/01/2030 10 11
Leviathan Bond Ltd
6.13%, 06/30/2025
(i)
80 78
6.50%, 06/30/2027
(i)
780 741
OGX Austria GmbH
0.00%, 06/01/2018
(f),(i)
600 —
0.00%, 04/01/2022
(f),(g),(i)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 21
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 41
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 6
8.13%, 09/15/2030 25 28
Permian Resources Operating LLC
8.00%, 04/15/2027
(i)
84 86
Petroleos de Venezuela SA
0.00%, 05/16/2024
(f)
3,045 365
0.00%, 11/15/2026
(f)
350 42
Petroleos Mexicanos
6.49%, 01/23/2027 400 380
6.50%, 03/13/2027 775 733
7.69%, 01/23/2050 875 637
Puma International Financing SA
7.75%, 04/25/2029
(i)
725 735
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,200 1,143
Trident Energy Finance PLC
12.50%, 11/30/2029
(i)
300 310
Viper Energy Inc
7.38%, 11/01/2031
(i)
60 62
$ 10,101
Oil & Gas Services - 0.21%
Petroleum Geo-Services AS
13.50%, 03/31/2027 800 884
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 2.59%
37 Capital Clo 4 Ltd
8.52%, 01/15/2034
(i)
$ 250 $ 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.15%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
44 43
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(i)
100 101
AGL CLO 5 Ltd
7.59%, 07/20/2034
(i)
275 275
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(m)
675 154
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 897
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,036
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 155
Bain Capital Credit CLO 2020-1 Ltd
2.35%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
100 103
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(m)
106 105
CLI Funding VIII LLC
1.64%, 02/18/2046
(i)
264 233
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
498 474
Elevation CLO 2017-6 Ltd
8.29%, 07/15/2029
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.96%
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
98 93
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 318
Golub Capital Partners CLO 74 B Ltd
0.00%, 07/25/2037
(f),(i),(o)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
16 15
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
186 173
KKR CLO Ltd 22
7.19%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
186 170
Madison Park Funding LIII Ltd
7.07%, 04/21/2035
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
7.58%, 04/18/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Madison Park Funding XXXIV Ltd
7.74%, 04/25/2032
(i)
255 256
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.41%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
$ 100 $ 103
Merlin Aviation Holdings DAC
4.50%, 12/15/2032
(i),(m)
21 20
Octagon Investment Partners XXII Ltd
7.49%, 01/22/2030
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
7.52%, 04/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
7.67%, 04/23/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
Palmer Square BDC CLO 1 Ltd
7.47%, 07/15/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
0.00%, 07/20/2037
(f),(i),(o)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Parallel 2017-1 Ltd
7.59%, 07/20/2029
(i)
305 304
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
Park Blue CLO 2023-IV Ltd
8.03%, 01/25/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.70%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
263 237
Post CLO 2023-1 Ltd
7.27%, 04/20/2036
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower CLO 2018-1 Ltd
6.69%, 05/20/2031
(i)
175 175
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
Rockford Tower CLO 2021-3 Ltd
7.34%, 10/20/2034
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.01%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 70
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
16 16
Sixth Street CLO XXV Ltd
0.00%, 07/24/2037
(f),(i),(o)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i),(o)
215 215
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
110 89
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
96 92
Trinitas CLO XII Ltd
7.32%, 04/25/2033
(i)
255 256
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
VERDE CLO Ltd
6.69%, 04/15/2032
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
$ 120 $ 107
Wellfleet CLO 2024-1 Ltd
0.00%, 07/18/2037
(f),(i),(o)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Ziply Fiber Issuer LLC
6.64%, 04/20/2054
(i)
95 96
$ 10,640
Packaging & Containers - 0.21%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 855
Pharmaceuticals - 0.43%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
360 264
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 125
7.38%, 09/15/2029 110 132
7.88%, 09/15/2031 100 125
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,055 712
7.88%, 09/15/2029 200 213
$ 1,756
Pipelines - 1.27%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 509 486
Cheniere Energy Inc
5.65%, 04/15/2034
(i)
40 40
Cheniere Energy Partners LP
5.95%, 06/30/2033 65 66
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
304 257
2.16%, 03/31/2034 952 805
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(i)
525 531
6.13%, 02/23/2038 450 454
Southern Gas Corridor CJSC
6.88%, 03/24/2026 1,025 1,029
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
9.50%, 10/15/2026
(i),(m)
532 546
Targa Resources Corp
6.13%, 03/15/2033 215 221
6.50%, 03/30/2034 275 290
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 50 45
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
155 130
4.13%, 08/15/2031
(i)
90 79
Western Midstream Operating LP
6.15%, 04/01/2033 135 137
6.35%, 01/15/2029 95 98
$ 5,214
Real Estate - 0.10%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(f)
210 12
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(f),(i)
109 3
0.00%, 01/31/2031
(f),(i)
90 3
0.00%, 01/31/2031
(f),(i)
12 —
China Evergrande Group
0.00%, 06/28/2025
(f)
200 3

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Country Garden Holdings Co Ltd
0.00%, 09/17/2025
(f)
$ 200 $ 16
0.00%, 02/06/2026
(f)
400 31
0.00%, 04/08/2026
(f)
250 20
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 12
0.00%, 04/16/2025
(f)
200 6
0.00%, 11/11/2025
(f)
200 6
0.00%, 06/01/2026
(f)
200 6
KWG Group Holdings Ltd
0.00%, 02/13/2026
(f)
210 10
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Sunac China Holdings Ltd
0.00%, PIK 6.00%; 09/30/2025
(i),(m),(n)
18 3
0.00%, PIK 6.25%; 09/30/2026
(i),(m),(n)
18 2
0.00%, PIK 6.50%; 09/30/2027
(i),(m),(n)
36 4
0.00%, PIK 6.75%; 09/30/2028
(i),(m),(n)
54 6
0.00%, PIK 7.00%; 09/30/2029
(i),(m),(n)
54 5
0.00%, PIK 7.25%; 09/30/2030
(i),(m),(n)
26 2
Times China Holdings Ltd
0.00%, 03/22/2026
(f)
210 4
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 11
0.00%, 01/13/2027
(f)
400 23
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 —
$ 392
Regional Authority - 0.08%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(m)
712 313
REITs - 0.07%
GLP Capital LP / GLP Financing II Inc
6.75%, 12/01/2033 35 36
National Health Investors Inc
3.00%, 02/01/2031 35 29
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(i)
125 120
4.50%, 09/01/2026
(i)
90 87
$ 272
Retail - 0.19%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
215 187
Lithia Motors Inc
3.88%, 06/01/2029
(i)
220 196
Lowe's Cos Inc
4.80%, 04/01/2026 400 397
SRS Distribution Inc
6.13%, 07/01/2029
(i)
17 17
$ 797
Semiconductors - 0.17%
Broadcom Inc
3.14%, 11/15/2035
(i)
350 278
3.47%, 04/15/2034
(i)
145 122
Micron Technology Inc
5.88%, 02/09/2033 95 97
5.88%, 09/15/2033 185 190
$ 687
Software - 0.11%
Intuit Inc
5.25%, 09/15/2026 410 412
Open Text Corp
6.90%, 12/01/2027
(i)
60 62
$ 474
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 9.12%
Angolan Government International Bond
8.25%, 05/09/2028 $ 1,050 $ 988
Argentine Republic Government International Bond
0.75%, 07/09/2030
(m)
1,275 725
3.62%, 07/09/2035
(m)
1,900 834
4.25%, 01/09/2038
(m)
100 48
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 17,650 3,292
9.76%, 01/01/2029 1,300 236
Colombia Government International Bond
4.50%, 03/15/2029 $ 1,225 1,108
7.50%, 02/02/2034 400 396
8.00%, 11/14/2035 200 204
Colombian TES
6.00%, 04/28/2028 COP 7,324,000 1,648
Dominican Republic International Bond
4.50%, 01/30/2030 $ 700 636
Ecuador Government International Bond
3.50%, 07/31/2035
(m)
1,500 767
6.00%, 07/31/2030
(m)
1,850 1,240
Egypt Government International Bond
5.80%, 09/30/2027 1,100 1,009
7.50%, 01/31/2027 250 244
8.15%, 11/20/2059 225 169
8.50%, 01/31/2047 450 350
Gabon Government International Bond
6.63%, 02/06/2031 600 476
Guatemala Government Bond
5.25%, 08/10/2029 425 405
7.05%, 10/04/2032 275 285
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 13,800,000 835
6.50%, 02/15/2031 3,400,000 204
6.63%, 02/15/2034 3,200,000 193
6.88%, 04/15/2029 12,503,000 769
Iraq International Bond
5.80%, 01/15/2028 $ 925 875
Israel Government International Bond
5.50%, 03/12/2034 1,550 1,484
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 200 184
4.88%, 01/30/2032
(i)
600 551
Mexican Bonos
7.00%, 09/03/2026 MXN 39,300 2,160
7.50%, 05/26/2033 3,307 168
7.75%, 11/23/2034 14,629 747
Mexico Government International Bond
6.35%, 02/09/2035 $ 325 328
New Zealand Government Bond
3.50%, 04/14/2033 NZD 340 190
Nigeria Government International Bond
6.13%, 09/28/2028 $ 900 799
7.14%, 02/23/2030 200 176
Norway Government Bond
1.75%, 03/13/2025
(i)
NOK 1,985 185
Peru Government Bond
5.40%, 08/12/2034 PEN 3,575 843
6.15%, 08/12/2032 4,525 1,167
Peruvian Government International Bond
6.90%, 08/12/2037 2,700 698
Philippine Government International Bond
2.65%, 12/10/2045 $ 200 127
Republic of Poland Government International Bond
5.13%, 09/18/2034 425 413
5.50%, 03/18/2054 1,090 1,044
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 18,515 786

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(i)
$ 300 $ 293
Romanian Government International Bond
5.25%, 05/30/2032
(i)
EUR 450 479
6.38%, 01/30/2034
(i)
$ 1,072 1,068
Saudi Government International Bond
5.75%, 01/16/2054
(i)
475 458
Slovenia Government International Bond
5.00%, 09/19/2033 850 831
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(i)
700 192
0.00%, 06/24/2030
(f)
400 110
Tunisian Republic
6.38%, 07/15/2026 EUR 950 868
Turkiye Government Bond
37.00%, 02/18/2026 TRY 39,300 1,199
Turkiye Government International Bond
5.88%, 05/21/2030 EUR 130 142
Ukraine Government International Bond
0.00%, 09/01/2029
(f)
$ 1,650 472
0.00%, 08/01/2041
(f),(m)
550 284
United Kingdom Gilt
0.25%, 01/31/2025 GBP 150 186
Uruguay Government International Bond
8.25%, 05/21/2031 UYU 3,760 92
Zambia Government International Bond
0.00%, 04/14/2024
(f)
$ 600 458
0.00%, 07/30/2027
(f)
500 381
$ 37,499
Student Loan Asset Backed Securities - 0.34%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
59 53
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
109 103
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
340 323
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 78
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 83
SLM Private Credit Student Loan Trust 2003-A
1.96%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
1.96%, 03/15/2033 250 250
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
60 59
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 92
SMB Private Education Loan Trust 2024-A
5.88%, 03/15/2056
(i)
100 99
6.22%, 03/15/2056
(i)
100 99
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 131
$ 1,420
Supranational Bank - 0.50%
Asian Development Bank
6.72%, 02/08/2028 INR 25,500 303
European Bank for Reconstruction & Development
6.30%, 10/26/2027 60,000 701
Inter-American Development Bank
5.70%, 11/12/2024 22,000 261
7.00%, 01/25/2029 15,000 176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
6.85%, 04/24/2028 INR 24,000 $ 285
7.05%, 07/22/2029 27,500 332
$ 2,058
Telecommunications - 0.19%
CommScope Inc
4.75%, 09/01/2029
(i)
$ 40 29
7.13%, 07/01/2028
(i)
170 68
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
120 49
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(i)
468 442
Motorola Solutions Inc
5.40%, 04/15/2034 200 198
$ 786
Transportation - 0.04%
Rand Parent LLC
8.50%, 02/15/2030
(i)
170 166
Water - 0.10%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
400 415
TOTAL BONDS $ 129,691
CONVERTIBLE BONDS - 1.23%
Principal
Amount (000's) Value (000's)
Airlines - 0.07%
Southwest Airlines Co
1.25%, 05/01/2025 $ 280 $ 276
Biotechnology - 0.25%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 80 79
1.25%, 05/15/2027 505 473
Cerevel Therapeutics Holdings Inc
2.50%, 08/15/2027
(i)
425 467
$ 1,019
Commercial Services - 0.01%
Shift4 Payments Inc
0.00%, 12/15/2025
(f)
15 16
0.50%, 08/01/2027 25 23
$ 39
Computers - 0.00%
Zscaler Inc
0.13%, 07/01/2025 20 25
Electric - 0.27%
Encavis Finance BV
1.88%, 11/24/2027
(j),(k)
EUR 1,000 1,030
EUR Swap Annual (VS 6 Month) 5 Year +
10.00%
Evergy Inc
4.50%, 12/15/2027
(i)
$ 35 36
NRG Energy Inc
2.75%, 06/01/2048 25 50
$ 1,116
Healthcare - Products - 0.11%
Shockwave Medical Inc
1.00%, 08/15/2028
(i)
342 440
Healthcare - Services - 0.06%
Teladoc Health Inc
1.25%, 06/01/2027 285 238
Internet - 0.18%
Booking Holdings Inc
0.75%, 05/01/2025 20 40
Etsy Inc
0.13%, 09/01/2027 65 53
0.25%, 06/15/2028 160 125
Palo Alto Networks Inc
0.38%, 06/01/2025 10 30

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Spotify USA Inc
0.00%, 03/15/2026
(f)
$ 105 $ 98
TechTarget Inc
0.00%, 12/15/2026
(f)
354 339
Uber Technologies Inc
0.88%, 12/01/2028
(i)
45 50
$ 735
Leisure Products & Services - 0.05%
Carnival Corp
5.75%, 12/01/2027 125 176
Royal Caribbean Cruises Ltd
6.00%, 08/15/2025 15 45
$ 221
Media - 0.16%
DISH Network Corp
0.00%, 12/15/2025
(f)
90 69
3.38%, 08/15/2026 885 566
Liberty Media Corp-Liberty Formula One
2.25%, 08/15/2027 35 38
$ 673
Real Estate - 0.00%
Sunac China Holdings Ltd
1.00%, PIK 0.00%; 09/30/2032
(i),(m),(n)
22 1
Semiconductors - 0.02%
ON Semiconductor Corp
0.50%, 03/01/2029 75 74
Software - 0.05%
Datadog Inc
0.13%, 06/15/2025 20 26
Nutanix Inc
0.25%, 10/01/2027 25 28
Unity Software Inc
0.00%, 11/15/2026
(f)
175 150
$ 204
TOTAL CONVERTIBLE BONDS $ 5,061
SENIOR FLOATING RATE INTERESTS
- 0.42%
Principal
Amount (000's) Value (000's)
Building Materials - 0.02%
Summit Materials LLC
7.80%, 11/30/2028
(p)
$ 76 $ 77
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Commercial Services - 0.08%
Boost Newco Borrower LLC
8.31%, 01/31/2031
(p)
343 344
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(f),(g),(n),(p)
67 1
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(g),(n),(p)
881 —
Light & Wonder International Inc
8.07%, 04/14/2029
(p)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 17
Healthcare - Products - 0.03%
Bausch + Lomb Corp
9.31%, 09/14/2028
(p)
124 124
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.05%
Star Parent Inc
9.31%, 09/27/2030
(p)
185 185
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.04%
AmWINS Group Inc
7.69%, 02/21/2028
(p)
$ 16 $ 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
HUB International Ltd
8.57%, 06/20/2030
(p)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Truist Insurance Holdings LLC
8.59%, 03/24/2031
(p)
99 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 176
Internet - 0.06%
MH Sub I LLC
9.57%, 04/24/2028
(p)
76 75
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Uber Technologies Inc
8.08%, 03/03/2030
(p)
150 151
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 226
Leisure Products & Services - 0.06%
Carnival Corp
8.07%, 08/08/2027
(p)
86 87
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.08%, 10/18/2028
(p)
141 142
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 229
Lodging - 0.02%
Hilton Grand Vacations Borrower LLC
8.07%, 01/10/2031
(p)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Retail - 0.04%
1011778 BC ULC
7.59%, 09/20/2030
(p)
110 110
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Foundation Building Materials Inc
9.33%, 01/24/2031
(p)
38 38
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 148
Software - 0.01%
Open Text Corp
8.15%, 01/31/2030
(p)
48 49
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Transportation - 0.01%
Rand Parent LLC
9.56%, 02/08/2030
(p)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,725
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.36%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.36%
4.25%, 12/31/2024 $ 1,640 $ 1,630
4.25%, 01/31/2026 3,225 3,188
4.50%, 03/31/2026
(q)
3,570 3,544

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.88%, 05/31/2026 $ 1,360 $ 1,360
$ 9,722
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,722
TOTAL PURCHASED OPTIONS - 0.06% $ 263
Total Investments $ 389,010
Other Assets and Liabilities -  5.43% 22,314
TOTAL NET ASSETS - 100.00% $ 411,324
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $20,320 or 4.94% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $42,468 or 10.32% of net assets.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,194 or 14.63% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,536 or 0.37% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Security purchased on a when-issued basis.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,348 or 0.57% of net assets.
Portfolio Summary
Location Percent
United States 68.41%
Mexico 2.18%
Cayman Islands 1.65%
United Kingdom 1.60%
Japan 1.28%
Netherlands 1.23%
Luxembourg 1.14%
Brazil 1.05%
Canada 1.04%
Israel 0.94%
Colombia 0.84%
Switzerland 0.68%
Peru 0.66%
Supranational 0.61%
Romania 0.60%
Bermuda 0.56%
Ecuador 0.49%
Indonesia 0.49%
Sweden 0.47%
Argentina 0.47%
Ireland 0.44%
Egypt 0.44%
Turkey 0.43%
Jersey, Channel Islands 0.39%
Poland 0.35%
Taiwan 0.34%
France 0.30%
Czech Republic 0.29%
Ukraine 0.28%
Norway 0.27%
Australia 0.27%
Azerbaijan 0.25%
Angola 0.24%
Nigeria 0.23%
Mauritius 0.21%
Tunisia 0.21%
Iraq 0.21%
Zambia 0.20%
Slovenia 0.20%
Denmark 0.19%
South Africa 0.19%
Panama 0.18%
Guatemala 0.17%
Cote d'Ivoire 0.17%
Dominican Republic 0.15%
Germany 0.15%
Spain 0.15%
Chile 0.14%
Gabon 0.12%
Hong Kong 0.11%
Saudi Arabia 0.11%
Venezuela 0.10%
Italy 0.10%
Singapore 0.10%
Finland 0.10%
Liberia 0.09%
Uzbekistan 0.07%
Purchased Options 0.06%
New Zealand 0.06%
Uruguay 0.04%
Philippines 0.03%
Puerto Rico 0.01%
Malaysia 0.01%
Belgium 0.01%
Portugal 0.01%
Korea, Republic Of 0.01%
Thailand 0.00%
Austria 0.00%
Investments Sold Short (4.54)%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary (continued)
Location Percent
Other Assets and Liabilities
9.97%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 85,033 $ 306,710 $ 320,260 $ 71,483
$ 85,033 $ 306,710 $ 320,260 $ 71,483
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 3,152 $ — $ — $ —
$ 3,152 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Ball Corp N/A 101 $ 10 $ 65.00 07/22/2024 $ 7 $ 7 $ —
Put - Ball Corp N/A 42 4 $ 60.00 08/19/2024 3 2 (1)
Put - Baxter International Inc N/A 325 33 $ 32.50 06/24/2024 8 7 (1)
Put - Baxter International Inc N/A 83 8 $ 30.00 06/24/2024 1 1 —
Put - BioMarin Pharmaceutical Inc N/A 34 3 $ 80.00 06/24/2024 5 19 14
Put - Carrier Global Corp N/A 257 26 $ 45.00 06/24/2024 9 — (9)
Put - Carrier Global Corp N/A 67 7 $ 47.50 06/24/2024 3 — (3)
Put - Catalent Inc N/A 32 3 $ 47.50 06/24/2024 1 — (1)
Put - Cerevel Therapeutics Holdings N/A 37 4 $ 35.00 12/23/2024 5 4 (1)
Put - Crown Castle International Corp N/A 31 3 $ 90.00 07/22/2024 4 2 (2)
Put - Crown Castle International Corp N/A 62 6 $ 90.00 06/24/2024 17 1 (16)
Put - DuPont De Nemours Inc N/A 39 4 $ 65.00 09/23/2024 2 1 (1)
Put - Etsy Inc N/A 103 10 $ 55.00 07/22/2024 8 6 (2)
Put - Etsy Inc N/A 41 4 $ 60.00 06/24/2024 14 3 (11)
Put - S&P 500 Index N/A 7 1 $ 4,400.00 06/24/2024 47 1 (46)
Put - S&P 500 Index N/A 4 — $ 5,000.00 08/19/2024 23 13 (10)
Put - S&P 500 Index N/A 7 1 $ 4,825.00 09/23/2024 48 22 (26)
Put - S&P 500 Index N/A 7 1 $ 4,700.00 07/22/2024 35 5 (30)
Put - S&P 500 Index N/A 3 — $ 4,925.00 06/24/2024 15 1 (14)
Put - S&P 500 Index Weekly N/A 3 — $ 5,025.00 07/01/2024 11 3 (8)
Put - Siemens AG N/A 16 EUR 2 EUR 160.00 07/22/2024 3 2 (1)
Put - Silicon Motion Technology Corp N/A 170 $ 17 $ 60.00 06/24/2024 14 — (14)
Put - SPDR S&P 500 ETF TRUST N/A 86 9 $ 525.00 06/24/2024 41 37 (4)
Put - SPDR S&P Retail ETF N/A 21 2 $ 70.00 06/24/2024 4 — (4)
Put - Vale SA N/A 450 45 $ 11.00 06/24/2024 13 2 (11)
Put - Vale SA N/A 133 13 $ 12.00 06/24/2024 7 3 (4)
Put - Vale SA N/A 201 20 $ 11.00 07/22/2024 1 2 1
Put - Vale SA N/A 144 14 $ 12.00 07/22/2024 5 6 1
Put - US 5 Year Note Future; September
2024
N/A 139 139 $ 105.75 08/26/2024 118 112 (6)
Put - US 5 Year Note Future; September
2024
N/A 139 139 $ 99.00 08/26/2024 1 1 —
Total $ 473 $ 263 $ (210)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AbbVie Inc N/A 1 $ — $ 170.00 06/24/2024 $ — $ — $ —
Call - Apartment Income Co REIT N/A 2 — $ 40.00 11/18/2024 — — —
Call - Ball Corp N/A 42 4 $ 65.00 08/19/2024 (18) (27) (9)
Call - Ball Corp N/A 101 10 $ 70.00 07/22/2024 (25) (20) 5
Call - Baxter International Inc N/A 242 24 $ 37.50 06/24/2024 (4) (3) 1

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Baxter International Inc N/A 83 $ 8 $ 35.00 06/24/2024 $ (8) $ (4) $ 4
Call - BioMarin Pharmaceutical Inc N/A 34 3 $ 85.00 06/24/2024 (30) (1) 29
Call - Bristol-Myers Squibb Co N/A 4 — $ 48.00 06/24/2024 — — —
Call - Carrier Global Corp N/A 324 32 $ 52.50 06/24/2024 (213) (354) (141)
Call - Catalent Inc N/A 41 4 $ 60.00 06/24/2024 (2) — 2
Call - Cerevel Therapeutics Holdings N/A 27 3 $ 45.00 12/23/2024 (1) (2) (1)
Call - Cerevel Therapeutics Holdings N/A 1 — $ 45.00 08/19/2024 — — —
Call - CISCO SYSTEMS N/A 2 — $ 50.00 06/24/2024 — — —
Call - Comcast Corp - Class A N/A 3 — $ 40.00 06/24/2024 — — —
Call - Crescent Energy Co N/A 29 3 $ 12.50 09/23/2024 (2) (4) (2)
Call - Crown Castle International Corp N/A 31 3 $ 95.00 07/22/2024 (18) (26) (8)
Call - Crown Castle International Corp N/A 62 6 $ 97.50 06/24/2024 (18) (35) (17)
Call - DuPont De Nemours Inc N/A 77 8 $ 75.00 09/23/2024 (43) (70) (27)
Call - Endeavor Group Hold-Class A N/A 155 16 $ 27.00 11/18/2024 (6) (10) (4)
Call - Endeavor Group Hold-Class A N/A 351 35 $ 27.00 08/19/2024 (5) (8) (3)
Call - Etsy Inc N/A 103 10 $ 60.00 07/22/2024 (59) (57) 2
Call - Etsy Inc N/A 41 4 $ 65.00 06/24/2024 (62) (7) 55
Call - Hashicorp Inc N/A 63 6 $ 35.00 07/22/2024 (1) (1) —
Call - Liberty Media Corp - Class A N/A 150 15 $ 22.50 07/22/2024 (45) (20) 25
Call - Liberty Media Corp - Class A N/A 95 10 $ 25.00 06/24/2024 (11) (2) 9
Call - Merck & Co Inc N/A 1 — $ 135.00 06/24/2024 — — —
Call - Microchip Technology Inc N/A 1 — $ 100.00 06/24/2024 — — —
Call - Nuvei Corporation N/A 67 7 $ 35.00 09/23/2024 (1) (5) (4)
Call - Nuvei Corporation N/A 4 — $ 32.50 06/24/2024 — — —
Call - QUALCOMM Inc N/A 1 — $ 185.00 06/24/2024 — (2) (2)
Call - Shockwave Medical Inc N/A 11 1 $ 340.00 06/24/2024 (1) — 1
Call - Siemens AG N/A 16 EUR 2 EUR 170.00 07/22/2024 (14) (16) (2)
Call - Silicon Motion Technology Corp N/A 170 $ 17 $ 67.50 06/24/2024 (112) (185) (73)
Call - SPDR S&P 500 ETF TRUST N/A 9 1 $ 532.00 06/24/2024 (6) (4) 2
Call - SPDR S&P 500 ETF TRUST N/A 16 2 $ 525.00 06/24/2024 (13) (13) —
Call - Vale SA N/A 275 28 $ 13.00 07/22/2024 (13) (5) 8
Call - Vale SA N/A 201 20 $ 12.00 07/22/2024 (21) (11) 10
Call - Vale SA N/A 47 5 $ 13.00 06/24/2024 (1) — 1
Call - Vizio Holding Corp N/A 123 12 $ 11.00 08/19/2024 (2) (3) (1)
Call - Walmart Inc N/A 1 — $ 61.67 06/24/2024 — — —
Put - S&P 500 Index N/A 7 1 $ 4,325.00 09/23/2024 (21) (9) 12
Put - S&P 500 Index N/A 7 1 $ 4,250.00 07/22/2024 (14) (2) 12
Put - S&P 500 Index N/A 7 1 $ 3,975.00 06/24/2024 (19) — 19
Put - SPDR S&P 500 ETF TRUST N/A 82 8 $ 510.00 06/24/2024 (15) (11) 4
Put - SPDR S&P Retail ETF N/A 21 2 $ 63.00 06/24/2024 (1) — 1
Put - US 5 Year Note Future; September
2024
N/A 278 278 $ 104.75 08/26/2024 (123) (113) 10
Total $ (948) $ (1,030) $ (82)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; June 2025 Short 372 $ 88,769 $ 173
Australia 10 Year Bond; June 2024 Short 33 2,474 (6)
Brent Crude; August 2024
(a)
Long 4 324 (12)
CAC40 Index; June 2024 Long 36 3,123 (60)
Canada 10 Year Bond; September 2024 Short 36 3,140 3
Cocoa; July 2024
(a)
Long 1 95 (2)
Cocoa; September 2024
(a)
Long 3 264 2
Coffee 'C'; July 2024
(a)
Long 20 1,668 123
Corn; July 2024
(a)
Short 91 2,030 4
Cotton No.2; July 2024
(a)
Short 7 267 11
DAX Index; June 2024 Long 20 10,053 (24)
DJ Euro Stoxx 50; June 2024 Short 7 379 (8)
DJ Euro Stoxx 50; June 2024 Long 183 9,896 (34)
Dollar Index; June 2024 Long 14 1,465 26
E-Mini DJIA Index; June 2024 Long 33 6,401 (65)
Euribor; June 2025 Short 186 48,883 156
Euro Bond 10 Year Bond; September 2024 Short 62 8,744 (12)
Euro Schatz; September 2024 Short 279 31,859 (13)
Euro-Bobl 5 Year; September 2024 Short 124 15,525 (14)
FTSE100 Index; June 2024 Short 5 528 (39)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
FTSE100 Index; June 2024 Long 94 $ 9,925 $ 192
Gasoline RBOB; July 2024
(a)
Short 6 609 9
Gold 100 oz; August 2024
(a)
Long 24 5,630 (63)
Hang Seng Index; June 2024 Long 9 1,036 (40)
ICE 3 Month Sterling Overnight Index Average; June 2025 Short 20 6,084 (1)
Japan 10 Year Bond TSE; June 2024 Short 3 2,728 17
Japan Topix Index; June 2024 Long 27 4,759 90
KC HRW Wheat; July 2024
(a)
Short 6 213 (44)
LME Copper; June 2024
(a)
Short — — 268
LME Copper; September 2024
(a)
Long 12 3,021 23
LME PRI Alum; June 2024
(a)
Short — — 30
LME PRI Alum; September 2024
(a)
Long 13 866 36
LME Zinc; June 2024
(a)
Short — — 11
LME Zinc; September 2024
(a)
Long 9 670 10
Low Sulphur Gasoline; July 2024
(a)
Short 3 220 2
Mini Japan 10 Year Bond; June 2024 Short 16 1,455 3
Nasdaq 100 E-Mini; June 2024 Long 18 6,693 69
Natural Gas; July 2024
(a)
Short 12 310 8
Nikkei 225 OSE; June 2024 Long 16 3,916 (57)
NY Harb ULSD; July 2024
(a)
Short 12 1,202 33
Russell 2000 Emini; June 2024 Short 89 9,237 148
Russell 2000 Emini; June 2024 Long 27 2,802 (1)
S&P 500 Emini; June 2024 Short 15 3,972 (66)
S&P 500 Emini; June 2024 Long 32 8,473 77
S&P/TSX 60 Index; June 2024 Short 2 392 (5)
Silver; July 2024
(a)
Long 24 3,653 204
Soybean Meal; July 2024
(a)
Short 1 36 (3)
Soybean Oil; July 2024
(a)
Short 20 546 24
Soybean; July 2024
(a)
Short 41 2,470 (44)
Sugar #11; July 2024
(a)
Short 45 922 64
UK 10 Year Gilt; September 2024 Short 6 736 (4)
US 10 Year Note; September 2024 Long 85 9,248 3
US 10 Year Note; September 2024 Short 74 8,051 8
US 10 Year Ultra Note; September 2024 Short 50 5,602 15
US 2 Year Note; September 2024 Long 277 56,426 53
US 2 Year Note; September 2024 Short 217 44,204 (15)
US 5 Year Note; September 2024 Long 66 6,983 —
US 5 Year Note; September 2024 Short 154 16,293 —
US Long Bond; September 2024 Short 35 4,062 9
US Ultra Bond; September 2024 Short 7 857 5
Wheat; July 2024
(a)
Short 4 136 (21)
WTI Crude; July 2024
(a)
Long 3 231 (6)
Total $ 1,250
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/21/2024 AUD 13,175 $ 8,717 $ 58 $ (4)
Bank of America NA 06/21/2024 GBP 7,827 $ 9,993 17 (43)
Bank of America NA 06/21/2024 CAD 4,185 $ 3,075 8 (13)
Bank of America NA 06/21/2024 EUR 4,592 $ 4,972 24 (11)
Bank of America NA 06/21/2024 JPY 682,603 $ 4,494 — (145)
Bank of America NA 06/21/2024 MXN 74,433 $ 4,382 — (7)
Bank of America NA 06/21/2024 NZD 8,047 $ 4,914 36 (7)
Bank of America NA 06/21/2024 CHF 751 $ 829 5 —
Bank of America NA 06/21/2024 $ 276 MXN 4,724 — (1)
Bank of America NA 06/21/2024 $ 8,231 GBP 6,538 — (102)
Bank of America NA 06/21/2024 $ 6,647 NZD 11,085 — (165)
Bank of America NA 06/21/2024 $ 14,996 CAD 20,373 84 (36)
Bank of America NA 06/21/2024 $ 5,967 AUD 9,080 — (78)
Bank of America NA 06/21/2024 $ 10,703 CHF 9,451 217 (5)
Bank of America NA 06/21/2024 $ 7,816 EUR 7,232 13 (49)
Bank of America NA 06/21/2024 $ 13,399 JPY 1,989,652 712 —
Barclays Bank PLC 07/31/2024 EUR 115 $ 125 — —
Barclays Bank PLC 07/31/2024 $ 124 EUR 115 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 06/20/2024 $ 227 EUR 206 $ 3 $ —
Citigroup Inc 06/14/2024 $ 488 EUR 450 — —
Citigroup Inc 06/27/2024 $ 3,577 CNH 25,900 5 —
Citigroup Inc 06/27/2024 $ 1,739 PEN 6,500 — (12)
Citigroup Inc 07/05/2024 TRY 23,300 $ 662 42 —
Citigroup Inc 07/05/2024 $ 684 TRY 23,300 — (19)
Citigroup Inc 08/23/2024 TRY 23,300 $ 650 21 —
Goldman Sachs & Co 06/04/2024 EUR 684 $ 741 1 —
Goldman Sachs & Co 06/04/2024 $ 744 EUR 684 2 —
Goldman Sachs & Co 06/18/2024 $ 253 EUR 232 1 —
Goldman Sachs & Co 06/20/2024 $ 291 EUR 266 2 —
Goldman Sachs & Co 06/24/2024 EUR 87 $ 95 — —
Goldman Sachs & Co 06/24/2024 $ 656 EUR 605 — (1)
Goldman Sachs & Co 07/16/2024 EUR 122 $ 133 — —
Goldman Sachs & Co 07/16/2024 $ 132 EUR 122 — (1)
Goldman Sachs & Co 07/17/2024 $ 780 JPY 115,511 39 —
Goldman Sachs & Co 08/01/2024 $ 297 EUR 272 1 —
Goldman Sachs & Co 10/29/2024 $ 1,660 AUD 2,528 — (24)
Goldman Sachs & Co 12/17/2024 $ 703 SEK 7,503 — (17)
HSBC Securities Inc 06/14/2024 $ 81 EUR 75 — —
HSBC Securities Inc 06/27/2024 $ 2,157 KRW 2,970,000 6 —
JPMorgan Chase 06/12/2024 $ 294 EUR 268 3 —
JPMorgan Chase 06/14/2024 EUR 200 $ 217 — —
JPMorgan Chase 06/14/2024 $ 3,826 EUR 3,550 — (27)
JPMorgan Chase 06/20/2024 $ 153 EUR 140 1 —
JPMorgan Chase 06/27/2024 HUF 525,000 $ 1,476 — (14)
JPMorgan Chase 06/27/2024 PLN 8,600 $ 2,189 — (6)
JPMorgan Chase 06/27/2024 ZAR 19,500 $ 1,041 — (4)
JPMorgan Chase 06/27/2024 KRW 2,970,000 $ 2,178 — (30)
JPMorgan Chase 06/27/2024 $ 727 BRL 3,750 14 —
JPMorgan Chase 06/27/2024 $ 1,767 ZAR 33,000 14 —
JPMorgan Chase 07/05/2024 TRY 11,700 $ 331 22 —
JPMorgan Chase 07/05/2024 $ 338 TRY 11,700 — (15)
JPMorgan Chase 08/23/2024 TRY 29,100 $ 800 37 —
JPMorgan Chase 12/13/2024 $ 1,095 EUR 1,000 2 (2)
Merrill Lynch 06/05/2024 EUR 55 $ 59 — —
Merrill Lynch 06/05/2024 $ 163 EUR 150 — —
Merrill Lynch 07/31/2024 $ 281 EUR 261 — (3)
Morgan Stanley & Co 06/20/2024 $ 596 GBP 462 7 —
Total $ 1,397 $ (842)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 $ 525 $ (3) $ (2) $ — $ (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 600 (5) (1) — (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 400 (3) (1) — (4)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 750 (4) (4) — (8)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.28% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.28% (1.00)% Quarterly 12/20/2025 525 (4) (2) — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.28% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.28% (1.00)% Quarterly 12/20/2025 $ 550 $ (3) $ (3) $ — $ (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.28% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 525 (3) (2) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 900 (8) (1) — (9)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 300 (1) (2) — (3)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.32% (1.00)% Quarterly 12/20/2025 525 (3) (2) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.32% (1.00)% Quarterly 12/20/2025 200 (1) (1) — (2)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.32% (1.00)% Quarterly 12/20/2025 800 (7) (1) — (8)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.32% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.32% (1.00)% Quarterly 12/20/2025 550 (3) (3) — (6)
Total $ (68) $ (36) $ — $ (104)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 $ 3,290 $ (229) $ 9 $ (220)
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 1,905 (132) 5 (127)
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 1,950 (115) (15) (130)
ITRX.41 N/A (5.00)% Quarterly 06/20/2029 EUR 5,175 (398) (84) (482)
Republic of South Africa, 5.88%, 09/16/2025 2.38% (1.00)% Quarterly 06/20/2029 $ 500 32 — 32
Total $ (842) $ (85) $ (927)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.16% Annual Annual N/A 06/19/2029 KRW 6,000,000 $ (60) $ — $ (60)
MXN TIIE Banxico Pay 10.22% Monthly Monthly N/A 06/17/2026 MXN 132,000 — (1) (1)
MXN TIIE Banxico Pay 10.22% Monthly Monthly N/A 06/17/2026 73,000 (3) 3 —
Total $ (63) $ 2 $ (61)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 07/16/2024-
07/01/2025
$ 30,028 $ — $ — $ (2,162)
JPMorgan Chase Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 11/25/2024-
02/28/2025
3,317 — 103 —
Morgan Stanley & Co
(b)
Floating rate based on 1 Day
Federal Funds Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 90,842 — 3,849 —
Total $ 124,187 $ — $ 3,952 $ (2,162)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Chevron Corp
(42,476)
$ (6,894)
(22.96)%
Hess Corp
25,000
3,853
12.83%
Smurfit Kappa Group PLC
(56,496)
(2,740)
(9.13)%
EQT Corp
(40,370)
(1,659)
(5.52)%
Altium Ltd
36,884
1,644
5.47%
Amedisys Inc
17,009
1,550
5.16%
Chesapeake Energy Corp
(14,350)
(1,305)
(4.35)%
Capri Holdings Ltd
35,999
1,244
4.14%
Schlumberger NV
(19,159)
(879)
(2.93)%
Baxter International Inc
24,700
842
2.81%
Ball Corp
10,100
701
2.34%
Shinko Electric Industries Co Ltd
19,512
694
2.31%
Kindred Group PLC
57,721
682
2.27%
United States Steel Corp
16,168
620
2.06%
WillScot Mobile Mini Holdings Corp
(12,856)
(507)
(1.69)%
International Paper Co
(10,129)
(457)
(1.52)%
Endeavor Group Holdings Inc
13,500
362
1.20%
thyssenkrupp AG
68,424
336
1.12%
Siemens AG
1,600
306
1.02%
Vivendi SE
26,226
287
0.96%
Synopsys Inc
(489)
(274)
(0.91)%
Capital One Financial Corp
(1,933)
(266)
(0.88)%
Chord Energy Corp
(1,395)
(259)
(0.86)%
Barratt Developments PLC
(39,995)
(256)
(0.85)%
Redrow PLC
27,774
252
0.84%
Vizio Holding Corp
20,908
225
0.75%
Vale SA
16,900
204
0.68%
Covestro AG
3,704
198
0.66%
DS Smith PLC
28,046
136
0.45%
Equitrans Midstream Corp
9,342
133
0.45%
ConocoPhillips
(1,093)
(127)
(0.42)%
SouthState Corp
(760)
(59)
(0.20)%
Crescent Energy Co
(4,030)
(51)
(0.17)%
UMB Financial Corp
(149)
(12)
(0.04)%
Juniper Networks Inc
338
12
0.04%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,732
$ 1,134
1.25%
NVIDIA Corp
789
865
0.95%
Boeing Co/The
(4,234)
(752)
(0.83)%
J M Smucker Co/The
(6,490)
(725)
(0.80)%
Henry Schein Inc
(10,426)
(723)
(0.80)%
Alphabet Inc - A Shares
4,139
714
0.79%
Lamb Weston Holdings Inc
(7,839)
(692)
(0.76)%
EQT Corp
(15,784)
(649)
(0.71)%
Apple Inc
3,228
621
0.68%
Hess Corp
(3,962)
(611)
(0.67)%
CH Robinson Worldwide Inc
(7,036)
(608)
(0.67)%
Moderna Inc
(4,213)
(601)
(0.66)%
Norfolk Southern Corp
(2,643)
(594)
(0.65)%
Amazon.com Inc
3,274
578
0.64%
Southwest Airlines Co
(20,127)
(540)
(0.59)%
Tractor Supply Co
(1,890)
(539)
(0.59)%
NRG Energy Inc
6,642
538
0.59%
Jack Henry & Associates Inc
(3,156)
(520)
(0.57)%
Catalent Inc
(9,656)
(519)
(0.57)%
United Airlines Holdings Inc
(9,785)
(519)
(0.57)%
Verisk Analytics Inc
(2,051)
(518)
(0.57)%
Western Digital Corp
(6,844)
(515)
(0.57)%
Meta Platforms Inc
1,094
511
0.56%
Pinnacle West Capital Corp
(6,192)
(488)
(0.54)%
Cooper Cos Inc/The
(5,168)
(487)
(0.54)%
Church & Dwight Co Inc
(4,542)
(486)
(0.53)%
Pfizer Inc
(16,538)
(474)
(0.52)%
CF Industries Holdings Inc
(5,913)
(471)
(0.52)%
Warner Bros Discovery Inc
(56,958)
(469)
(0.52)%
QUALCOMM Inc
2,296
468
0.51%
Intel Corp
(14,638)
(452)
(0.50)%
Enphase Energy Inc
(3,510)
(449)
(0.49)%
Xcel Energy Inc
(8,094)
(449)
(0.49)%
STERIS PLC
(1,965)
(438)
(0.48)%
Take-Two Interactive Software Inc
(2,723)
(437)
(0.48)%
Carrier Global Corp
(6,859)
(433)
(0.48)%
Corning Inc
(11,271)
(420)
(0.46)%
Live Nation Entertainment Inc
(4,480)
(420)
(0.46)%
Alliant Energy Corp
(7,978)
(411)
(0.45)%
Rockwell Automation Inc
(1,530)
(394)
(0.43)%
Eversource Energy
(6,599)
(391)
(0.43)%
Analog Devices Inc
(1,643)
(385)
(0.42)%
Tyler Technologies Inc
(799)
(384)
(0.42)%
Exxon Mobil Corp
3,233
379
0.42%
Ford Motor Co
(30,885)
(375)
(0.41)%
Air Products and Chemicals Inc
(1,396)
(372)
(0.41)%
First Solar Inc
(1,370)
(372)
(0.41)%
Axon Enterprise Inc
(1,296)
(365)
(0.40)%
West Pharmaceutical Services Inc
(1,101)
(365)
(0.40)%
Equinix Inc
(476)
(363)
(0.40)%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/12/2025
400,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 03/11/2025 $ 203 $ — $ 20 $ —
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/13/2025
318,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 03/18/2025 156 — 20 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 03/18/2025
16,200,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 03/21/2025 258 — 24 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 06/11/2024
14,000,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 06/12/2024 266 — 25 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 06/18/2024
13,200,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 06/21/2024 259 — 15 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 09/17/2024
14,400,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 09/20/2024 259 — 22 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/03/2024
7,100,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 12/04/2024 121 — 10 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/10/2024
7,900,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 12/11/2024 131 — 15 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/17/2024
15,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 12/20/2024 259 — 17 —
HSBC Securities
Inc
Nigeria Government
Treasury Bill, 0.00%,
03/27/2025
652,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 04/03/2025 389 — — (32)
HSBC Securities
Inc
Nigeria Government
Treasury Bill, 0.00%,
09/03/2024
140,000,000 Receive Secured Overnight
Financing Rate +
0.83%
Annual 09/04/2024 74 — — —
HSBC Securities
Inc
Zambia Government
Bond, 13.00%,
12/18/2027
5,030,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 12/20/2027 167 — — —
JPMorgan Chase Egypt Treasury Bill,
0.00%, 03/04/2025
14,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 03/07/2025 238 — 8 —
JPMorgan Chase Egypt Treasury Bill,
0.00%, 09/27/2024
8,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 09/27/2024 150 — 5 —
Total $ — $ 181 $ (32)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (4.50)% Shares Value (000's)
Aerospace & Defense - (0.19)%
Airbus SE 441 $ 75
CAE Inc 13,535 254
Dassault Aviation SA 835 181
General Electric Co 495 82
Leonardo SpA 3,497 90
Melrose Industries PLC 16,338 129
$ 811
Agriculture - (0.02)%
Bunge Global SA 818 88
Airlines - (0.04)%
Air Canada 11,400 152
Southwest Airlines Co 126 3
$ 155
Apparel - 0.00%
Kering SA 12 4
Automobile Manufacturers - (0.12)%
Stellantis NV 13,608 302
Suzuki Motor Corp 15,600 186
Tesla Inc 26 5
$ 493
Automobile Parts & Equipment - (0.04)%
BorgWarner Inc 1,683 60
Magna International Inc 2,700 122
$ 182
Beverages - (0.12)%
Brown-Forman Corp - B Shares 1,143 52
Celsius Holdings Inc 34 3
Davide Campari-Milano NV 30,553 306
Diageo PLC 711 24
JDE Peet's NV 3,021 66
Remy Cointreau SA 253 24
$ 475
Biotechnology - (0.08)%
Biogen Inc 559 126
BioMarin Pharmaceutical Inc 671 50
Bio-Rad Laboratories Inc 77 22
Corteva Inc 86 5
Moderna Inc 100 14
Regeneron Pharmaceuticals Inc 108 106
$ 323
Building Materials - (0.07)%
Builders FirstSource Inc 806 130
Nibe Industrier AB 652 3
Svenska Cellulosa AB SCA 5,404 83
TOTO Ltd 3,100 78
$ 294
Chemicals - (0.14)%
Celanese Corp 427 65
Mitsui Chemicals Inc 900 27
Nissan Chemical Corp 2,600 72
Nutrien Ltd 400 23
OCI NV 5,440 149
Syensqo SA 753 75
Westlake Corp 580 93
$ 504
Commercial Services - (0.15)%
Ashtead Group PLC 2,479 182
Corpay Inc 460 123
Equifax Inc 306 71
Moody's Corp 34 13
PayPal Holdings Inc 1,510 95
TOPPAN Holdings Inc 2,400 62
U-Haul Holding Co 1,178 72
$ 618
Computers - (0.04)%
CGI Inc 1,800 178
Consumer Products - (0.02)%
Avery Dennison Corp 319 73
COMMON STOCKS (continued) Shares Value (000’s)
Cosmetics & Personal Care - (0.01)%
Beiersdorf AG 157 $ 25
Shiseido Co Ltd 400 13
$ 38
Distribution & Wholesale - (0.03)%
Copart Inc 542 29
D'ieteren Group 47 10
Mitsubishi Corp 3,400 72
$ 111
Diversified Financial Services - (0.07)%
Ameriprise Financial Inc 34 15
London Stock Exchange Group PLC 1,632 191
Mastercard Inc 201 90
$ 296
Electric - (0.03)%
EDP Renovaveis SA 4,931 79
Elia Group SA/NV 311 32
$ 111
Electronics - (0.12)%
Hirose Electric Co Ltd 200 22
Jabil Inc 385 46
Keysight Technologies Inc 926 128
Mettler-Toledo International Inc 44 62
MINEBEA MITSUMI Inc 7,000 147
Trimble Inc 1,150 64
$ 469
Engineering & Construction - (0.11)%
Auckland International Airport Ltd 27,058 130
Ferrovial SE 4,839 191
Jacobs Solutions Inc 390 54
Shimizu Corp 4,400 24
Taisei Corp 1,200 46
$ 445
Entertainment - (0.10)%
Aristocrat Leisure Ltd 2,138 64
DraftKings Inc 1,036 36
Entain PLC 5,588 49
Flutter Entertainment PLC 1,352 260
Live Nation Entertainment Inc 33 3
$ 412
Environmental Control - (0.03)%
GFL Environmental Inc 2,900 91
Veralto Corp 250 25
$ 116
Food - (0.14)%
Ajinomoto Co Inc 1,100 39
Kerry Group PLC 1,327 112
Kikkoman Corp 19,100 222
Lotus Bakeries NV 5 53
Ocado Group PLC 33,557 162
Seven & i Holdings Co Ltd 300 4
$ 592
Forest Products & Paper - 0.00%
Smurfit Kappa Group PLC ADR 114 6
Healthcare - Products - (0.52)%
Agilent Technologies Inc 1,720 224
Avantor Inc 9,496 229
Bio-Techne Corp 1,068 82
Cooper Cos Inc/The 1,380 130
Danaher Corp 752 193
Demant A/S 976 47
FUJIFILM Holdings Corp 6,600 151
GE HealthCare Technologies Inc 41 3
Olympus Corp 16,000 253
QIAGEN NV 3,694 158
Repligen Corp 315 47
Revvity Inc 1,634 179
Sartorius Stedim Biotech 779 155
STERIS PLC 39 9
Thermo Fisher Scientific Inc 64 36

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Products (continued)
Waters Corp 704 $ 217
West Pharmaceutical Services Inc 158 52
$ 2,165
Healthcare - Services - (0.02)%
BioMerieux 69 7
Catalent Inc 662 36
Labcorp Holdings Inc 302 59
$ 102
Home Builders - 0.00%
Iida Group Holdings Co Ltd 300 4
Home Furnishings - (0.04)%
Sharp Corp/Japan 25,600 158
Insurance - (0.03)%
American International Group Inc 1,732 137
Fidelity National Financial Inc 380 19
$ 156
Internet - (0.14)%
Airbnb Inc 813 118
Expedia Group Inc 1,020 115
GoDaddy Inc 1,234 172
Rakuten Group Inc 2,700 14
SEEK Ltd 9,252 139
Zillow Group Inc - C Shares 1,069 44
$ 602
Investment Companies - (0.06)%
Investor AB - B Shares 2,188 59
L E Lundbergforetagen AB 878 45
Washington H Soul Pattinson & Co Ltd 8,194 170
$ 274
Iron & Steel - (0.01)%
Cleveland-Cliffs Inc 221 4
Mineral Resources Ltd 491 24
$ 28
Leisure Products & Services - (0.01)%
Shimano Inc 200 33
Lodging - (0.02)%
Galaxy Entertainment Group Ltd 11,000 53
Hyatt Hotels Corp 230 34
$ 87
Machinery - Construction & Mining - (0.04)%
GE Vernova Inc 123 22
Mitsubishi Heavy Industries Ltd 9,300 81
Siemens Energy AG 2,138 58
$ 161
Machinery - Diversified - (0.08)%
Graco Inc 1,715 138
Omron Corp 600 20
SMC Corp 100 51
Yaskawa Electric Corp 4,600 176
$ 385
Media - (0.19)%
Bollore SE 33,630 227
Charter Communications Inc 518 149
Liberty Global Ltd 2,134 36
Liberty Media Corp-Liberty SiriusXM - C Shares 3,223 73
News Corp - A Shares 7,091 193
Thomson Reuters Corp 200 34
$ 712
Mining - (0.05)%
Ivanhoe Mines Ltd 5,400 78
Sumitomo Metal Mining Co Ltd 1,400 46
Wheaton Precious Metals Corp 1,700 93
$ 217
Miscellaneous Manufacturers - (0.09)%
Alstom SA 1,144 23
Alstom SA - Rights 1,144 1
Teledyne Technologies Inc 806 320
$ 344
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas - (0.11)%
ConocoPhillips 1,101 $ 128
EQT Corp 3,641 150
Galp Energia SGPS SA 8,720 183
$ 461
Oil & Gas Services - 0.00%
Schlumberger NV 54 2
Pharmaceuticals - (0.09)%
Bayer AG 110 3
McKesson Corp 468 267
UCB SA 866 121
$ 391
Private Equity - (0.04)%
EQT AB 5,599 172
Real Estate - (0.14)%
CBRE Group Inc 5,165 455
FirstService Corp 200 29
REA Group Ltd 551 69
$ 553
Retail - (0.25)%
CarMax Inc 3,581 252
McDonald's Holdings Co Japan Ltd 6,900 283
Nitori Holdings Co Ltd 1,900 209
Pandora A/S 66 11
Reece Ltd 178 3
Zensho Holdings Co Ltd 7,800 307
$ 1,065
Semiconductors - (0.12)%
Hamamatsu Photonics KK 9,200 272
Infineon Technologies AG 557 23
Marvell Technology Inc 541 37
Qorvo Inc 1,329 131
STMicroelectronics NV 409 17
$ 480
Software - (0.32)%
Bentley Systems Inc 1,470 74
BILL Holdings Inc 151 8
Dayforce Inc 2,224 110
Dropbox Inc - A Shares 2,000 45
Fair Isaac Corp 23 30
MongoDB Inc 327 77
PTC Inc 1,317 232
ROBLOX Corp 1,005 34
Roper Technologies Inc 368 196
SS&C Technologies Holdings Inc 2,592 161
Synopsys Inc 7 4
Twilio Inc 997 57
Tyler Technologies Inc 71 34
WiseTech Global Ltd 3,315 215
$ 1,277
Telecommunications - (0.04)%
SoftBank Group Corp 2,000 116
T-Mobile US Inc 264 46
$ 162
Toys, Games & Hobbies - (0.02)%
Bandai Namco Holdings Inc 4,500 82
Transportation - (0.40)%
Canadian National Railway Co 100 13
Canadian Pacific Kansas City Ltd 3,200 255
CSX Corp 3,661 124
DSV A/S 1,164 179
JB Hunt Transport Services Inc 997 160
Kawasaki Kisen Kaisha Ltd 5,600 83
Keisei Electric Railway Co Ltd 11,400 409
Kintetsu Group Holdings Co Ltd 6,100 130
Knight-Swift Transportation Holdings Inc 1,478 71
Kuehne + Nagel International AG 274 78
Old Dominion Freight Line Inc 860 151

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Transportation (continued)
Tokyu Corp 300 $ 4
$ 1,657
TOTAL COMMON STOCKS (proceeds $18,445) $ 18,524
PREFERRED STOCKS - (0.02)%
Electronics - (0.02)%
Sartorius AG 0.74% 276 $ 73
TOTAL PREFERRED STOCKS (proceeds $96) $ 73
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.02)%
Principal Amount
(000's) Value (000's)
U.S. Treasury - (0.02)%
3.25%, 06/30/2029 $ 73 $ 69
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $75) $ 69
TOTAL SHORT SALES (proceeds $18,616) $ 18,666

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .95 % Shares Held Value (000's)
Money Market Funds - 3 .95%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
727,695 $ 728
TOTAL INVESTMENT COMPANIES $ 728
COMMON STOCKS - 95 .86 % Shares Held Value (000's)
Commercial Services - 6 .08%
CCR SA 188,322 $ 432
Hutchison Port Holdings Trust 1,466,200 182
Transurban Group 60,523 506
$ 1,120
Electric - 44 .49%
ALLETE Inc 6,235 394
American Electric Power Co Inc 8,944 807
CenterPoint Energy Inc 19,150 584
CLP Holdings Ltd 46,500 369
CMS Energy Corp 9,389 591
DTE Energy Co 4,482 522
EDP Renovaveis SA 30,423 489
Emera Inc 14,800 515
Entergy Corp 5,939 668
National Grid PLC 40,721 462
National Grid PLC - Rights
(c)
11,876 30
NextEra Energy Inc 21,010 1,681
Northwestern Energy Group Inc 6,531 339
PG&E Corp 40,225 746
$ 8,197
Engineering & Construction - 14 .05%
Aena SME SA
(d)
707 138
Aeroports de Paris SA 3,927 563
Beijing Capital International Airport Co Ltd
(c)
1,002,000 340
Cellnex Telecom SA - Rights
(c),(d)
16,380 598
China Tower Corp Ltd
(d)
2,142,000 253
Enav SpA
(d)
62,701 258
Grupo Aeroportuario del Centro Norte SAB de CV 42,800 439
$ 2,589
Gas - 1 .88%
China Resources Gas Group Ltd 99,500 346
Pipelines - 11 .68%
APA Group 61,936 341
DT Midstream Inc 7,693 516
Gibson Energy Inc 28,400 475
Williams Cos Inc/The 19,761 820
$ 2,152
REITs - 8 .44%
American Tower Corp 4,468 875
Crown Castle Inc 6,637 680
$ 1,555
Transportation - 5 .14%
Canadian National Railway Co 4,400 560
Kyushu Railway Co 7,400 163
Union Pacific Corp 966 225
$ 948
Water - 4 .10%
Aguas Andinas SA 670,415 198
Severn Trent PLC 18,222 557
$ 755
TOTAL COMMON STOCKS $ 17,662
Total Investments $ 18,390
Other Assets and Liabilities -  0.19% 35
TOTAL NET ASSETS - 100.00% $ 18,425
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,247 or 6.77% of net assets.
Portfolio Summary
Location Percent
United States 55 .23%
Canada 8 .42%
Spain 6 .65%
United Kingdom 5 .69%
Hong Kong 4 .87%
Australia 4 .60%
China 3 .21%
France 3 .06%
Mexico 2 .38%
Brazil 2 .34%
Italy 1 .40%
Chile 1 .08%
Japan 0 .88%
Other Assets and Liabilities
0 .19%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 682 $ 2,737 $ 2,691 $ 728
$ 682 $ 2,737 $ 2,691 $ 728
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 22 $ — $ — $ —
$ 22 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .63%
iShares MSCI EAFE ETF
(a)
239,700 $ 19,459
Money Market Funds - 2 .39%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
10,101,538 10,102
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
18,401,310 18,401
$ 28,503
TOTAL INVESTMENT COMPANIES $ 47,962
COMMON STOCKS - 97 .07 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc 13,900 $ 368
Publicis Groupe SA 15,747 1,769
WPP PLC 74,208 776
$ 2,913
Aerospace & Defense - 2 .21%
Airbus SE 40,884 6,954
BAE Systems PLC 208,190 3,707
Dassault Aviation SA 1,358 295
Elbit Systems Ltd 1,820 347
Leonardo SpA 27,845 716
Melrose Industries PLC 90,220 714
MTU Aero Engines AG 3,703 925
Rheinmetall AG 2,997 1,728
Rolls-Royce Holdings PLC
(e)
579,096 3,382
Saab AB 22,038 535
Safran SA 23,517 5,508
Singapore Technologies Engineering Ltd 107,400 333
Thales SA 6,508 1,182
$ 26,326
Agriculture - 0 .70%
British American Tobacco PLC 138,155 4,272
Imperial Brands PLC 56,472 1,403
Japan Tobacco Inc 82,500 2,341
Wilmar International Ltd 132,100 303
$ 8,319
Airlines - 0 .12%
ANA Holdings Inc 11,100 212
Deutsche Lufthansa AG 41,166 288
Japan Airlines Co Ltd 9,900 166
Qantas Airways Ltd
(e)
54,935 226
Singapore Airlines Ltd 102,400 514
$ 1,406
Apparel - 2 .20%
Adidas AG 11,146 2,823
Asics Corp 11,200 622
Burberry Group PLC 24,671 327
Hermes International SCA 2,179 5,172
Kering SA 5,122 1,771
LVMH Moet Hennessy Louis Vuitton SE 18,974 15,175
Puma SE 7,264 377
$ 26,267
Automobile Manufacturers - 3 .56%
Bayerische Motoren Werke AG 21,941 2,238
Daimler Truck Holding AG 36,804 1,575
Ferrari NV 8,673 3,574
Honda Motor Co Ltd 308,800 3,497
Isuzu Motors Ltd 40,100 537
Mazda Motor Corp 39,100 412
Mercedes-Benz Group AG 55,206 4,007
Nissan Motor Co Ltd 161,400 577
Renault SA 13,225 777
Stellantis NV 152,442 3,377
Subaru Corp 41,500 928
Suzuki Motor Corp 108,100 1,289
Toyota Motor Corp 729,700 15,895
Volkswagen AG 2,030 291
Volvo AB - A Shares 13,777 374
Volvo AB - B Shares 109,292 2,941
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Volvo Car AB
(e)
51,250 $ 173
$ 42,462
Automobile Parts & Equipment - 0 .72%
Aisin Corp 10,200 381
Bridgestone Corp 39,400 1,727
Cie Generale des Etablissements Michelin SCA 46,732 1,895
Continental AG 7,569 516
Denso Corp 130,100 2,114
Koito Manufacturing Co Ltd 13,800 196
Sumitomo Electric Industries Ltd 49,200 798
Toyota Industries Corp 10,100 953
$ 8,580
Banks - 11 .64%
ABN AMRO Bank NV
(f)
29,777 509
AIB Group PLC 117,116 666
ANZ Group Holdings Ltd 206,926 3,906
Banco Bilbao Vizcaya Argentaria SA 401,668 4,359
Banco BPM SpA 88,612 639
Banco de Sabadell SA 374,304 791
Banco Santander SA 1,088,849 5,742
Bank Hapoalim BM 86,725 798
Bank Leumi Le-Israel BM 103,957 865
Bank of Ireland Group PLC 71,599 823
Banque Cantonale Vaudoise 2,073 219
Barclays PLC 1,033,987 2,920
BNP Paribas SA 71,055 5,245
BOC Hong Kong Holdings Ltd 255,000 802
CaixaBank SA 258,085 1,478
Chiba Bank Ltd/The 36,600 350
Commerzbank AG 72,532 1,232
Commonwealth Bank of Australia 115,166 9,205
Computershare Ltd 36,827 651
Concordia Financial Group Ltd 72,200 436
Credit Agricole SA 72,867 1,186
Danske Bank A/S 47,457 1,459
DBS Group Holdings Ltd 137,070 3,655
Deutsche Bank AG 130,379 2,170
DNB Bank ASA 58,375 1,143
Erste Group Bank AG 23,168 1,138
FinecoBank Banca Fineco SpA 42,039 682
Hang Seng Bank Ltd 52,600 733
HSBC Holdings PLC 1,299,081 11,578
ING Groep NV 227,283 4,060
Intesa Sanpaolo SpA 1,006,331 3,964
Israel Discount Bank Ltd 84,444 434
Japan Post Bank Co Ltd 99,500 986
KBC Group NV 17,227 1,258
Lloyds Banking Group PLC 4,357,460 3,111
Macquarie Group Ltd 25,031 3,196
Mediobanca Banca di Credito Finanziario SpA 35,088 555
Mitsubishi UFJ Financial Group Inc 764,000 8,115
Mizrahi Tefahot Bank Ltd 10,573 386
Mizuho Financial Group Inc 165,980 3,400
National Australia Bank Ltd 213,479 4,835
NatWest Group PLC 450,199 1,821
Nordea Bank Abp 217,076 2,669
Oversea-Chinese Banking Corp Ltd 233,000 2,508
Resona Holdings Inc 145,000 1,007
Shizuoka Financial Group Inc 30,200 312
Skandinaviska Enskilda Banken AB 109,182 1,555
Societe Generale SA 49,723 1,489
Standard Chartered PLC 151,883 1,513
Sumitomo Mitsui Financial Group Inc 86,100 5,635
Sumitomo Mitsui Trust Holdings Inc 45,088 1,048
Svenska Handelsbanken AB 100,355 944
Swedbank AB 58,414 1,216
UBS Group AG 226,292 7,199
UniCredit SpA 104,144 4,146
United Overseas Bank Ltd 87,000 1,984

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Westpac Banking Corp 238,972 $ 4,150
$ 138,876
Beverages - 1 .69%
Anheuser-Busch InBev SA/NV 61,826 3,901
Asahi Group Holdings Ltd 33,200 1,218
Carlsberg AS 6,572 892
Coca-Cola Europacific Partners PLC 14,206 1,047
Coca-Cola HBC AG
(e)
15,090 512
Davide Campari-Milano NV 42,357 424
Diageo PLC 153,083 5,154
Endeavour Group Ltd/Australia 104,742 347
Heineken Holding NV 8,918 732
Heineken NV 19,815 1,988
JDE Peet's NV 8,385 185
Kirin Holdings Co Ltd 53,400 737
Pernod Ricard SA 14,071 2,107
Remy Cointreau SA 1,588 149
Suntory Beverage & Food Ltd 9,600 353
Treasury Wine Estates Ltd 55,829 422
$ 20,168
Biotechnology - 0 .80%
Argenx SE
(e)
4,089 1,512
Bachem Holding AG 2,323 210
CSL Ltd 33,249 6,224
Genmab A/S
(e)
4,549 1,284
Swedish Orphan Biovitrum AB
(e)
13,410 361
$ 9,591
Building Materials - 1 .56%
AGC Inc 13,600 475
Cie de Saint-Gobain SA 31,361 2,769
Daikin Industries Ltd 18,100 2,645
Geberit AG 2,300 1,415
Heidelberg Materials AG 9,395 985
Holcim AG
(e)
35,861 3,150
Investment AB Latour
(a)
10,187 285
James Hardie Industries PLC
(e)
29,976 934
Kingspan Group PLC 10,716 1,032
Nibe Industrier AB 104,271 535
ROCKWOOL A/S 640 269
Sika AG 10,489 3,198
Svenska Cellulosa AB SCA 41,695 640
TOTO Ltd 9,700 243
$ 18,575
Chemicals - 2 .64%
Air Liquide SA 36,106 7,108
Akzo Nobel NV 11,738 823
Arkema SA 4,131 423
Asahi Kasei Corp 86,400 563
BASF SE 61,408 3,250
Brenntag SE 8,941 644
Clariant AG
(e)
14,845 238
Covestro AG
(e),(f)
13,004 701
Croda International PLC 9,127 533
DSM-Firmenich AG 12,796 1,481
EMS-Chemie Holding AG 483 400
Evonik Industries AG 17,634 389
Givaudan SA 635 2,994
ICL Group Ltd 52,814 250
Mitsubishi Chemical Group Corp 93,300 494
Mitsui Chemicals Inc 11,700 355
Nippon Paint Holdings Co Ltd 65,200 439
Nippon Sanso Holdings Corp 11,900 353
Nissan Chemical Corp 8,600 239
Nitto Denko Corp 9,900 758
Novonesis (Novozymes) B 25,671 1,531
OCI NV 7,271 200
Shin-Etsu Chemical Co Ltd 123,900 4,625
Syensqo SA 5,099 510
Symrise AG 9,136 1,091
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Toray Industries Inc 95,400 $ 478
Umicore SA 14,410 285
Yara International ASA 11,391 354
$ 31,509
Commercial Services - 2 .55%
Adecco Group AG 11,589 440
Adyen NV
(e),(f)
1,496 1,940
Amadeus IT Group SA 30,996 2,213
Ashtead Group PLC 30,089 2,204
Brambles Ltd 95,816 911
Bureau Veritas SA 21,854 658
Dai Nippon Printing Co Ltd 14,300 445
Edenred SE 17,173 801
Experian PLC 63,197 2,928
Intertek Group PLC 11,104 682
Nexi SpA
(e),(f)
40,632 270
Randstad NV 7,467 395
Recruit Holdings Co Ltd 102,100 5,154
RELX PLC 129,160 5,666
Rentokil Initial PLC 173,697 926
Secom Co Ltd 14,400 896
Securitas AB
(a)
33,838 348
SGS SA 10,313 960
TOPPAN Holdings Inc 15,800 409
Transurban Group 212,751 1,778
Wise PLC
(e)
42,305 445
$ 30,469
Computers - 0 .92%
Bechtle AG 5,635 275
Capgemini SE 10,688 2,165
Check Point Software Technologies Ltd
(e)
6,214 935
CyberArk Software Ltd
(e)
2,912 668
Fujitsu Ltd 121,100 1,754
Logitech International SA 10,719 1,073
NEC Corp 16,900 1,258
Nomura Research Institute Ltd 25,943 695
NTT Data Group Corp 43,400 667
Obic Co Ltd 4,500 584
Otsuka Corp 15,700 298
SCSK Corp 10,800 205
Teleperformance SE 3,711 424
$ 11,001
Consumer Products - 0 .28%
Henkel AG & Co KGaA 7,150 573
Reckitt Benckiser Group PLC 48,612 2,782
$ 3,355
Cosmetics & Personal Care - 2 .09%
Beiersdorf AG 6,936 1,087
Essity AB 41,922 1,077
Haleon PLC 471,248 1,958
Kao Corp 32,000 1,402
L'Oreal SA 16,556 8,172
Shiseido Co Ltd 27,500 873
Unicharm Corp 27,800 897
Unilever PLC 172,373 9,440
$ 24,906
Distribution & Wholesale - 1 .56%
Bunzl PLC 23,258 874
D'ieteren Group 1,478 323
IMCD NV 3,921 598
ITOCHU Corp 81,800 3,862
Marubeni Corp 98,000 1,919
Mitsubishi Corp 230,000 4,854
Mitsui & Co Ltd 88,500 4,506
Rexel SA 15,518 472
Seven Group Holdings Ltd 13,708 359
Toyota Tsusho Corp 14,600 892
$ 18,659

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 1 .62%
AerCap Holdings NV 14,089 $ 1,306
Amundi SA
(f)
4,224 326
ASX Ltd 13,340 556
Daiwa Securities Group Inc 91,800 722
Deutsche Boerse AG 13,073 2,605
Euronext NV
(f)
5,527 544
Futu Holdings Ltd ADR
(e)
3,854 290
Hargreaves Lansdown PLC 24,476 332
Hong Kong Exchanges & Clearing Ltd 82,900 2,804
Japan Exchange Group Inc 34,100 802
Julius Baer Group Ltd 14,173 851
London Stock Exchange Group PLC 31,324 3,672
Mitsubishi HC Capital Inc 55,500 368
Nomura Holdings Inc 206,700 1,255
ORIX Corp 79,400 1,732
SBI Holdings Inc 18,690 484
Schroders PLC 55,458 280
Singapore Exchange Ltd 59,000 418
$ 19,347
Electric - 2 .53%
BKW AG 1,454 229
Chubu Electric Power Co Inc 44,400 613
CLP Holdings Ltd 113,000 895
E.ON SE 154,471 2,069
EDP - Energias de Portugal SA 215,906 879
EDP Renovaveis SA 21,472 345
Elia Group SA/NV 2,023 206
Endesa SA 21,854 435
Enel SpA 559,599 4,063
Engie SA 125,666 2,129
Fortum Oyj 30,868 472
Iberdrola SA 397,744 5,250
Kansai Electric Power Co Inc/The 48,400 876
Mercury NZ Ltd 47,957 197
Meridian Energy Ltd 89,051 371
National Grid PLC 253,925 2,877
National Grid PLC - Rights
(e)
74,061 185
Origin Energy Ltd 118,531 807
Orsted AS
(e),(f)
13,016 798
Power Assets Holdings Ltd 95,500 530
Redeia Corp SA 27,921 503
RWE AG 43,501 1,653
Sembcorp Industries Ltd 61,500 232
SSE PLC 75,232 1,693
Terna - Rete Elettrica Nazionale 96,806 815
Tokyo Electric Power Co Holdings Inc
(e)
105,000 630
Verbund AG 4,685 385
$ 30,137
Electrical Components & Equipment - 0 .97%
Brother Industries Ltd 16,100 310
Legrand SA 18,166 1,972
Schneider Electric SE 37,442 9,341
$ 11,623
Electronics - 1 .68%
ABB Ltd 110,065 6,068
Assa Abloy AB 68,961 2,027
Halma PLC 26,121 748
Hoya Corp 24,100 2,934
Ibiden Co Ltd 7,800 315
Kyocera Corp 88,300 1,001
MINEBEA MITSUMI Inc 25,000 526
Murata Manufacturing Co Ltd 118,500 2,241
NIDEC CORP 28,700 1,431
SCREEN Holdings Co Ltd 5,600 536
Shimadzu Corp 16,300 424
TDK Corp 26,700 1,341
Yokogawa Electric Corp 15,700 404
$ 19,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .16%
Vestas Wind Systems A/S
(e)
69,482 $ 1,950
Engineering & Construction - 1 .13%
Acciona SA 1,699 218
ACS Actividades de Construccion y Servicios SA 14,018 628
Aena SME SA
(f)
5,160 1,009
Aeroports de Paris SA 2,384 342
Auckland International Airport Ltd 91,660 440
Bouygues SA 13,048 511
Cellnex Telecom SA - Rights
(e),(f)
34,025 1,243
CK Infrastructure Holdings Ltd 43,500 252
Eiffage SA 5,057 559
Ferrovial SE 35,394 1,399
Infrastrutture Wireless Italiane SpA
(f)
23,123 254
Kajima Corp 29,100 494
Keppel Ltd 100,200 500
Obayashi Corp 44,700 520
Skanska AB 23,411 413
Taisei Corp 11,400 433
Vinci SA 34,480 4,303
$ 13,518
Entertainment - 0 .91%
Aristocrat Leisure Ltd 39,339 1,183
CTS Eventim AG & Co KGaA 4,293 372
Entain PLC 43,963 383
Evolution AB
(f)
12,656 1,365
Flutter Entertainment PLC
(e)
12,209 2,349
Genting Singapore Ltd 416,100 281
La Francaise des Jeux SAEM
(f)
7,228 260
Lottery Corp Ltd/The 153,140 499
Oriental Land Co Ltd/Japan 75,100 2,100
Toho Co Ltd/Tokyo 7,700 244
Universal Music Group NV 56,616 1,764
$ 10,800
Food - 3 .57%
Aeon Co Ltd 45,100 973
Ajinomoto Co Inc 32,400 1,158
Barry Callebaut AG 246 428
Carrefour SA 39,013 636
Chocoladefabriken Lindt & Spruengli AG - PC 67 780
Chocoladefabriken Lindt & Spruengli AG - REG 7 831
CK Hutchison Holdings Ltd 184,632 902
Coles Group Ltd 92,156 1,010
Danone SA 44,302 2,857
J Sainsbury PLC 114,458 406
Jeronimo Martins SGPS SA 19,484 437
Kerry Group PLC 10,751 911
Kesko Oyj 18,792 342
Kikkoman Corp 46,700 543
Kobe Bussan Co Ltd 10,400 230
Koninklijke Ahold Delhaize NV 64,957 2,014
Lotus Bakeries NV 28 297
MEIJI Holdings Co Ltd 16,100 361
Mowi ASA 32,021 576
Nestle SA 183,705 19,500
Nissin Foods Holdings Co Ltd 13,800 348
Orkla ASA 48,231 386
Salmar ASA 4,542 277
Seven & i Holdings Co Ltd 154,000 1,988
Tesco PLC 484,300 1,926
WH Group Ltd
(f)
573,500 391
Woolworths Group Ltd 84,049 1,772
Yakult Honsha Co Ltd 17,600 321
$ 42,601
Food Service - 0 .32%
Compass Group PLC 117,172 3,290
Sodexo SA 6,087 567
$ 3,857

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .26%
Holmen AB 5,244 $ 220
Mondi PLC 30,371 605
Smurfit Kappa Group PLC 17,964 876
UPM-Kymmene Oyj 36,723 1,404
$ 3,105
Gas - 0 .21%
Centrica PLC 367,267 667
Hong Kong & China Gas Co Ltd 770,387 600
Osaka Gas Co Ltd 25,400 578
Snam SpA 138,742 658
$ 2,503
Hand & Machine Tools - 0 .28%
Fuji Electric Co Ltd 8,700 519
Makita Corp 15,400 454
Schindler Holding AG - PC 2,802 729
Schindler Holding AG - REG 1,615 409
Techtronic Industries Co Ltd 94,500 1,163
$ 3,274
Healthcare - Products - 1 .98%
Alcon Inc 34,380 3,088
Carl Zeiss Meditec AG 2,770 256
Cochlear Ltd 4,506 971
Coloplast A/S 8,678 1,044
Demant A/S
(e)
6,845 329
DiaSorin SpA 1,540 166
EssilorLuxottica SA 20,297 4,552
Fisher & Paykel Healthcare Corp Ltd 40,180 731
FUJIFILM Holdings Corp 77,000 1,758
Getinge AB 15,737 282
Koninklijke Philips NV
(e)
55,318 1,511
Lifco AB 16,038 426
Olympus Corp 79,400 1,253
QIAGEN NV
(e)
15,230 652
Sartorius Stedim Biotech 2,009 400
Siemens Healthineers AG
(f)
19,402 1,132
Smith & Nephew PLC 60,157 761
Sonova Holding AG 3,487 1,108
Straumann Holding AG 7,680 1,006
Sysmex Corp 34,600 593
Terumo Corp 92,300 1,572
$ 23,591
Healthcare - Services - 0 .55%
BioMerieux 2,851 303
Eurofins Scientific SE 9,294 561
Fresenius Medical Care AG 14,131 603
Fresenius SE & Co KGaA
(e)
29,064 927
Lonza Group AG 5,124 2,781
Medibank Pvt Ltd 189,484 471
Ramsay Health Care Ltd 12,647 398
Sonic Healthcare Ltd 31,401 511
$ 6,555
Holding Companies - Diversified - 0 .07%
Jardine Matheson Holdings Ltd 10,868 401
Swire Pacific Ltd 29,000 252
Wharf Holdings Ltd/The 74,000 220
$ 873
Home Builders - 0 .27%
Barratt Developments PLC 67,055 435
Berkeley Group Holdings PLC 7,292 492
Daiwa House Industry Co Ltd 38,600 1,027
Persimmon PLC 21,996 411
Sekisui Chemical Co Ltd 26,200 376
Taylor Wimpey PLC 243,506 461
$ 3,202
Home Furnishings - 0 .78%
Hoshizaki Corp 7,500 269
Panasonic Holdings Corp 160,400 1,417
Rational AG 352 300
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
SEB SA 1,713 $ 212
Sony Group Corp 85,900 7,053
$ 9,251
Insurance - 5 .13%
Admiral Group PLC 17,914 622
Aegon Ltd 93,644 607
Ageas SA/NV 10,993 548
AIA Group Ltd 773,200 6,006
Allianz SE 26,952 7,890
ASR Nederland NV 10,905 528
Assicurazioni Generali SpA
(a)
70,175 1,806
Aviva PLC 186,288 1,144
AXA SA 124,957 4,512
Baloise Holding AG 3,152 545
Dai-ichi Life Holdings Inc 62,300 1,676
Gjensidige Forsikring ASA 13,761 242
Hannover Rueck SE 4,149 1,031
Helvetia Holding AG 2,554 343
Insurance Australia Group Ltd 164,297 681
Japan Post Holdings Co Ltd 143,400 1,385
Japan Post Insurance Co Ltd 13,200 254
Legal & General Group PLC 411,423 1,319
M&G PLC 155,550 398
MS&AD Insurance Group Holdings Inc 88,500 1,841
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
9,389 4,682
NN Group NV 18,628 869
Phoenix Group Holdings PLC 48,237 307
Prudential PLC 189,186 1,812
QBE Insurance Group Ltd 103,369 1,229
Sampo Oyj 31,061 1,330
Sompo Holdings Inc 61,350 1,298
Suncorp Group Ltd 87,539 930
Swiss Life Holding AG 2,030 1,419
Swiss Re AG 20,752 2,646
T&D Holdings Inc 33,700 609
Talanx AG 4,442 354
Tokio Marine Holdings Inc 129,300 4,480
Tryg A/S 24,023 495
Zurich Insurance Group AG 10,070 5,300
$ 61,138
Internet - 0 .91%
Auto Trader Group PLC
(f)
61,941 652
CAR Group Ltd 24,651 576
Delivery Hero SE
(e),(f)
13,204 404
Grab Holdings Ltd
(e)
144,649 531
LY Corp 183,900 437
M3 Inc 30,400 295
MonotaRO Co Ltd 17,200 182
Prosus NV
(e)
97,534 3,541
Rakuten Group Inc 103,200 537
Scout24 SE
(f)
5,160 388
Sea Ltd ADR
(e)
25,199 1,701
SEEK Ltd 24,509 369
Trend Micro Inc/Japan 9,200 416
Wix.com Ltd
(e)
3,637 586
ZOZO Inc 9,300 217
$ 10,832
Investment Companies - 0 .53%
Eurazeo SE 3,141 265
EXOR NV 6,842 768
Groupe Bruxelles Lambert NV 6,056 464
Industrivarden AB - A Shares 8,487 302
Industrivarden AB - C Shares 10,830 381
Investor AB - B Shares 119,087 3,232
L E Lundbergforetagen AB 5,229 266
Sofina SA 1,060 258
Washington H Soul Pattinson & Co Ltd 16,144 335
$ 6,271

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .49%
ArcelorMittal SA 32,272 $ 851
BlueScope Steel Ltd 30,439 430
Fortescue Ltd 116,513 1,925
JFE Holdings Inc 39,600 599
Mineral Resources Ltd 12,089 581
Nippon Steel Corp 58,877 1,289
voestalpine AG 7,371 216
$ 5,891
Leisure Products & Services - 0 .12%
Shimano Inc 5,300 865
Yamaha Motor Co Ltd 61,400 601
$ 1,466
Lodging - 0 .28%
Accor SA
(e)
13,341 582
Galaxy Entertainment Group Ltd 150,000 723
InterContinental Hotels Group PLC 11,224 1,140
Sands China Ltd
(e)
167,200 401
Whitbread PLC 12,694 481
$ 3,327
Machinery - Construction & Mining - 1 .48%
Epiroc AB - A Shares 45,342 952
Epiroc AB - B Shares 26,832 504
Hitachi Construction Machinery Co Ltd 7,400 202
Hitachi Ltd 63,800 6,571
Komatsu Ltd 63,600 1,869
Metso Oyj 42,777 523
Mitsubishi Electric Corp 132,900 2,309
Mitsubishi Heavy Industries Ltd 220,500 1,929
Sandvik AB 73,360 1,620
Siemens Energy AG
(e)
41,246 1,123
$ 17,602
Machinery - Diversified - 1 .90%
Atlas Copco AB - A Shares 184,809 3,560
Atlas Copco AB - B Shares 107,393 1,783
Beijer Ref AB 24,827 406
Daifuku Co Ltd 20,900 366
FANUC Corp 65,500 1,834
GEA Group AG 10,671 447
Hexagon AB 142,848 1,573
Husqvarna AB 24,123 201
Keyence Corp 13,360 6,022
Kone Oyj 23,385 1,193
Kubota Corp 68,800 974
Omron Corp 12,100 395
SMC Corp 3,900 1,970
Spirax-Sarco Engineering PLC 5,065 579
Wartsila OYJ Abp 34,606 726
Yaskawa Electric Corp 16,500 632
$ 22,661
Media - 0 .43%
Bollore SE 49,017 330
Informa PLC 93,632 1,019
Pearson PLC 42,024 511
Vivendi SE 49,603 547
Wolters Kluwer NV 17,099 2,727
$ 5,134
Metal Fabrication & Hardware - 0 .27%
Prysmian SpA 18,075 1,189
SKF AB 23,452 515
Tenaris SA 32,490 537
VAT Group AG
(f)
1,857 1,018
$ 3,259
Mining - 2 .69%
Anglo American PLC 87,428 2,830
Antofagasta PLC 27,132 770
BHP Group Ltd 348,938 10,385
Boliden AB 18,818 660
Endeavour Mining PLC 12,643 279
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Glencore PLC 713,530 $ 4,398
Norsk Hydro ASA 91,287 618
Northern Star Resources Ltd 79,088 756
Pilbara Minerals Ltd 196,725 501
Rio Tinto Ltd 25,541 2,197
Rio Tinto PLC 77,559 5,460
South32 Ltd 311,628 826
Sumitomo Corp 71,500 1,860
Sumitomo Metal Mining Co Ltd 17,000 553
$ 32,093
Miscellaneous Manufacturers - 1 .16%
Alfa Laval AB 19,906 925
Alstom SA
(a)
19,675 387
Alstom SA - Rights
(a),(e)
19,675 21
Indutrade AB 18,800 488
Knorr-Bremse AG 4,991 384
Orica Ltd 33,445 409
Siemens AG 52,290 10,079
Smiths Group PLC 23,874 528
Trelleborg AB 14,813 580
$ 13,801
Office & Business Equipment - 0 .22%
Canon Inc
(a)
68,900 2,005
Ricoh Co Ltd 37,700 339
Seiko Epson Corp 19,900 321
$ 2,665
Oil & Gas - 4 .08%
Aker BP ASA 21,743 561
Ampol Ltd 16,396 380
BP PLC 1,157,529 7,241
DCC PLC
(e)
6,801 497
ENEOS Holdings Inc 198,230 1,025
Eni SpA 146,889 2,320
Equinor ASA 61,986 1,799
Galp Energia SGPS SA 31,976 673
Idemitsu Kosan Co Ltd 62,305 427
Inpex Corp 65,000 1,003
Neste Oyj 29,108 611
OMV AG 10,133 512
Repsol SA 83,760 1,367
Santos Ltd 223,457 1,135
Shell PLC 440,570 15,902
TotalEnergies SE 147,800 10,829
Woodside Energy Group Ltd 130,640 2,417
$ 48,699
Packaging & Containers - 0 .09%
SIG Group AG
(e)
21,042 438
Stora Enso Oyj 40,037 587
$ 1,025
Pharmaceuticals - 9 .26%
Amplifon SpA 8,567 317
Astellas Pharma Inc 124,600 1,223
AstraZeneca PLC 106,661 16,580
Bayer AG 67,594 2,080
Chugai Pharmaceutical Co Ltd 46,200 1,406
Daiichi Sankyo Co Ltd 127,200 4,490
Eisai Co Ltd 17,300 743
Grifols SA
(e)
20,523 209
GSK PLC 285,181 6,399
Hikma Pharmaceuticals PLC 11,449 283
Ipsen SA 2,595 340
Kyowa Kirin Co Ltd 18,600 314
Merck KGaA 8,892 1,616
Novartis AG 135,606 14,035
Novo Nordisk A/S 224,531 30,421
Ono Pharmaceutical Co Ltd 25,700 372
Orion Oyj 7,424 302
Otsuka Holdings Co Ltd 28,800 1,189
Recordati Industria Chimica e Farmaceutica SpA 7,195 380

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Roche Holding AG 2,202 $ 616
Roche Holding AG 48,338 12,342
Sandoz Group AG 28,171 997
Sanofi SA 78,320 7,668
Shionogi & Co Ltd 17,300 779
Takeda Pharmaceutical Co Ltd 108,900 2,899
Teva Pharmaceutical Industries Ltd ADR
(e)
77,085 1,305
UCB SA 8,699 1,220
$ 110,525
Pipelines - 0 .04%
APA Group 88,299 486
Private Equity - 0 .48%
3i Group PLC 66,971 2,468
CapitaLand Investment Ltd/Singapore 179,100 354
EQT AB
(a)
25,699 787
Partners Group Holding AG 1,561 2,101
$ 5,710
Real Estate - 1 .01%
Azrieli Group Ltd 2,897 175
CK Asset Holdings Ltd 134,132 531
Daito Trust Construction Co Ltd 4,000 422
Fastighets AB Balder
(e)
45,601 309
Henderson Land Development Co Ltd 99,982 313
Hongkong Land Holdings Ltd 75,929 258
Hulic Co Ltd
(a)
26,400 245
LEG Immobilien SE 5,099 453
Mitsubishi Estate Co Ltd 77,400 1,305
Mitsui Fudosan Co Ltd 183,700 1,688
Nomura Real Estate Holdings Inc 7,600 196
REA Group Ltd 3,636 455
Sagax AB 15,114 399
Sekisui House Ltd 41,000 923
Sino Land Co Ltd 267,073 284
Sumitomo Realty & Development Co Ltd 19,600 614
Sun Hung Kai Properties Ltd 99,500 961
Swire Properties Ltd 80,400 148
Swiss Prime Site AG 5,319 493
Vonovia SE 50,445 1,586
Wharf Real Estate Investment Co Ltd 115,000 335
$ 12,093
REITs - 0 .98%
CapitaLand Ascendas REIT 256,950 498
CapitaLand Integrated Commercial Trust 370,538 540
Covivio SA/France 3,475 181
Dexus 74,002 336
Gecina SA 3,165 342
Goodman Group 117,602 2,643
GPT Group/The 131,798 370
Japan Real Estate Investment Corp 88 290
Klepierre SA 14,803 430
Land Securities Group PLC 48,689 409
Link REIT 175,640 741
Mirvac Group 271,488 356
Nippon Building Fund Inc 105 392
Nippon Prologis REIT Inc 156 257
Nomura Real Estate Master Fund Inc 276 259
Scentre Group 357,437 754
Segro PLC 87,468 1,027
Stockland 164,245 495
Unibail-Rodamco-Westfield 8,132 716
Vicinity Ltd 266,229 348
Warehouses De Pauw CVA 12,079 354
$ 11,738
Retail - 2 .12%
Associated British Foods PLC 23,280 760
Avolta AG 6,300 256
Cie Financiere Richemont SA 36,987 5,952
Fast Retailing Co Ltd 12,000 3,082
H & M Hennes & Mauritz AB
(a)
39,501 698
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Industria de Diseno Textil SA 75,052 $ 3,569
JD Sports Fashion PLC 178,308 293
Kingfisher PLC 128,827 436
MatsukiyoCocokara & Co 23,600 334
McDonald's Holdings Co Japan Ltd 5,900 242
Moncler SpA 15,126 1,009
Next PLC 8,310 995
Nitori Holdings Co Ltd 5,500 606
Pan Pacific International Holdings Corp 26,200 678
Pandora A/S 5,642 927
Reece Ltd 15,556 270
Swatch Group AG/The - BR 1,990 426
Swatch Group AG/The - REG 3,620 151
Tokyo Gas Co Ltd 24,800 557
Wesfarmers Ltd 78,077 3,387
Zalando SE
(e),(f)
15,427 410
Zensho Holdings Co Ltd 6,600 260
$ 25,298
Semiconductors - 4 .22%
Advantest Corp 52,800 1,758
ASM International NV 3,231 2,274
ASML Holding NV 27,493 26,304
BE Semiconductor Industries NV 5,304 789
Disco Corp 6,300 2,478
Hamamatsu Photonics KK 9,700 287
Infineon Technologies AG 89,851 3,635
Lasertec Corp 5,500 1,414
Renesas Electronics Corp 102,900 1,896
Rohm Co Ltd 22,700 294
STMicroelectronics NV 46,585 1,967
SUMCO Corp 24,100 362
Tokyo Electron Ltd 32,400 6,881
$ 50,339
Shipbuilding - 0 .04%
Kongsberg Gruppen ASA 6,052 520
Software - 1 .77%
Capcom Co Ltd 23,900 442
Dassault Systemes SE 46,044 1,871
Global-e Online Ltd
(e)
6,865 214
Konami Group Corp 6,900 484
Monday.com Ltd
(e)
2,525 570
Nemetschek SE 3,974 365
Nexon Co Ltd 23,100 397
Oracle Corp Japan 2,600 185
Pro Medicus Ltd 3,952 318
Sage Group PLC/The 69,119 908
SAP SE 71,847 13,102
Temenos AG 4,396 284
TIS Inc 14,600 267
WiseTech Global Ltd 11,471 746
Xero Ltd
(e)
9,956 904
$ 21,057
Telecommunications - 2 .67%
BT Group PLC 445,067 745
Deutsche Telekom AG 223,004 5,422
Elisa Oyj 9,786 456
Hikari Tsushin Inc 1,200 197
HKT Trust & HKT Ltd 260,980 304
KDDI Corp 103,000 2,838
Koninklijke KPN NV 271,595 1,018
Nice Ltd
(e)
4,323 798
Nippon Telegraph & Telephone Corp 2,055,900 2,019
Nokia OYJ 366,915 1,435
Orange SA 128,114 1,496
Singapore Telecommunications Ltd 568,100 1,045
SoftBank Corp 196,300 2,354
SoftBank Group Corp 70,800 4,097
Spark New Zealand Ltd 124,820 321
Swisscom AG 1,782 989

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Tele2 AB 36,916 $ 361
Telecom Italia SpA/Milano
(a),(e)
685,568 181
Telefonaktiebolaget LM Ericsson 190,870 1,176
Telefonica SA 316,520 1,479
Telenor ASA 43,329 505
Telia Co AB 162,325 422
Telstra Group Ltd 278,243 645
Vodafone Group PLC 1,583,718 1,531
$ 31,834
Toys, Games & Hobbies - 0 .39%
Bandai Namco Holdings Inc 41,300 754
Nintendo Co Ltd 71,500 3,888
$ 4,642
Transportation - 1 .31%
AP Moller - Maersk A/S - A 210 368
AP Moller - Maersk A/S - B 309 562
Aurizon Holdings Ltd 126,646 311
Central Japan Railway Co 53,200 1,187
DHL Group 68,201 2,871
DSV A/S 11,780 1,814
East Japan Railway Co 62,400 1,082
Getlink SE 20,813 367
Hankyu Hanshin Holdings Inc 15,700 412
InPost SA
(e)
13,761 248
Kawasaki Kisen Kaisha Ltd 27,000 401
Keisei Electric Railway Co Ltd 8,900 320
Kintetsu Group Holdings Co Ltd 12,500 266
Kuehne + Nagel International AG 3,324 943
Mitsui OSK Lines Ltd 23,700 781
MTR Corp Ltd 107,000 364
Nippon Express Holdings Inc 5,000 246
Nippon Yusen KK 31,600 1,002
Poste Italiane SpA
(f)
31,453 432
SG Holdings Co Ltd 21,900 221
SITC International Holdings Co Ltd 92,000 236
Tokyu Corp 34,400 401
West Japan Railway Co 30,200 602
Yamato Holdings Co Ltd 17,400 200
$ 15,637
Water - 0 .23%
Severn Trent PLC 18,521 566
United Utilities Group PLC 46,916 611
Veolia Environnement SA 47,415 1,587
$ 2,764
TOTAL COMMON STOCKS $ 1,158,072
PREFERRED STOCKS - 0 .42 % Shares Held Value (000's)
Automobile Manufacturers - 0 .29%
Bayerische Motoren Werke AG 6.02% 4,054 $ 392
Dr Ing hc F Porsche AG 2.31%
(f)
7,835 651
Porsche Automobil Holding SE 2.56% 10,535 581
Volkswagen AG 9.06% 14,188 1,783
$ 3,407
Consumer Products - 0 .09%
Henkel AG & Co KGaA 1.85% 11,646 1,054
Electronics - 0 .04%
Sartorius AG 0.74% 1,803 478
TOTAL PREFERRED STOCKS $ 4,939
Total Investments $ 1,210,973
Other Assets and Liabilities -  (1.51)% (17,961)
TOTAL NET ASSETS - 100.00% $ 1,193,012
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $25,225 or 2.11% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,862 or
2.17% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,697 or 1.23% of net assets.
Portfolio Summary
Location Percent
Japan 21 .93%
United Kingdom 13 .46%
France 11 .36%
Switzerland 9 .97%
Germany 8 .41%
Australia 6 .88%
Netherlands 5 .34%
United States 4 .02%
Denmark 3 .70%
Sweden 3 .19%
Spain 2 .58%
Italy 2 .39%
Hong Kong 1 .93%
Singapore 1 .28%
Ireland 1 .05%
Finland 1 .01%
Belgium 0 .81%
Israel 0 .71%
Norway 0 .58%
New Zealand 0 .26%
Austria 0 .19%
Portugal 0 .17%
Luxembourg 0 .16%
Chile 0 .06%
Macao 0 .03%
Jordan 0 .02%
Poland 0 .02%
Other Assets and Liabilities
( 1 .51 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Equity Index Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 4,610 $ 283,074 $ 269,283 $ 18,401
$ 4,610 $ 283,074 $ 269,283 $ 18,401
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 84 $ — $ — $ —
$ 84 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2024 Long 21 $ 2,489 $ 110
Total $ 110
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .45 % Shares Held Value (000's)
Money Market Funds - 1 .45%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,557,095 $ 4,557
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
6,084,059 6,084
$ 10,641
TOTAL INVESTMENT COMPANIES $ 10,641
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Advertising - 0 .55%
Stroeer SE & Co KGaA 56,959 $ 4,064
Aerospace & Defense - 0 .76%
Saab AB 230,218 5,588
Agriculture - 0 .40%
GrainCorp Ltd 522,026 2,901
Airlines - 0 .65%
JET2 PLC 281,599 4,802
Apparel - 1 .46%
Asics Corp 109,200 6,066
Gildan Activewear Inc 122,100 4,671
$ 10,737
Automobile Parts & Equipment - 1 .83%
CIE Automotive SA 88,889 2,725
Forvia SE 271,416 4,456
Nifco Inc/Japan 171,500 4,105
Yokohama Rubber Co Ltd/The 86,100 2,162
$ 13,448
Banks - 5 .60%
Banca Mediolanum SpA 501,154 5,770
Banca Monte dei Paschi di Siena SpA 895,035 4,835
Bank of Ireland Group PLC 339,279 3,899
BAWAG Group AG
(d),(e)
99,284 6,568
Chiba Bank Ltd/The 604,100 5,774
Concordia Financial Group Ltd 799,400 4,827
Mebuki Financial Group Inc 1,359,100 5,462
Sydbank AS 75,209 4,008
$ 41,143
Beverages - 0 .66%
Royal Unibrew A/S 59,371 4,880
Biotechnology - 0 .51%
Bavarian Nordic A/S
(d)
138,799 3,745
Building Materials - 2 .85%
Breedon Group PLC 691,745 3,431
Buzzi SpA 136,680 5,779
Interfor Corp
(d)
191,100 2,487
Sumitomo Osaka Cement Co Ltd 159,400 3,954
Wienerberger AG 140,803 5,285
$ 20,936
Chemicals - 2 .28%
ADEKA Corp 184,800 3,973
Air Water Inc 335,100 4,902
Fuso Chemical Co Ltd 135,300 3,312
NOF Corp 355,500 4,579
$ 16,766
Commercial Services - 3 .75%
4imprint Group PLC 58,556 4,953
Element Fleet Management Corp 227,000 4,034
Elis SA 264,034 6,713
GMO Payment Gateway Inc 69,100 2,984
Securitas AB
(f)
506,934 5,217
TechnoPro Holdings Inc 217,200 3,615
$ 27,516
Computers - 4 .09%
Computacenter PLC 127,088 4,591
CyberArk Software Ltd
(d)
17,458 4,002
Ferrotec Holdings Corp 207,600 3,549
Internet Initiative Japan Inc 189,800 2,674
Keywords Studios PLC 219,877 6,306
Serco Group PLC 1,962,802 4,472
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Sopra Steria Group 18,752 $ 4,457
$ 30,051
Distribution & Wholesale - 2 .58%
Rexel SA 157,428 4,784
Seven Group Holdings Ltd 180,168 4,723
Sojitz Corp 230,100 6,020
Toromont Industries Ltd 38,804 3,389
$ 18,916
Diversified Financial Services - 2 .61%
BFF Bank SpA
(e)
308,774 3,081
Credit Saison Co Ltd 261,000 5,658
IG Group Holdings PLC 462,314 4,783
Man Group PLC/Jersey 1,665,752 5,630
$ 19,152
Electric - 2 .30%
BKW AG 24,006 3,783
Capital Power Corp 161,500 4,660
Hera SpA 1,203,052 4,441
Sembcorp Industries Ltd 1,057,000 3,994
$ 16,878
Electronics - 2 .16%
Celestica Inc
(d)
109,100 6,099
NKT A/S
(d)
67,806 5,888
SCREEN Holdings Co Ltd 40,300 3,855
$ 15,842
Energy - Alternate Sources - 0 .58%
ERG SpA 152,032 4,260
Engineering & Construction - 5 .11%
Balfour Beatty PLC 825,157 3,921
Fraport AG Frankfurt Airport Services
Worldwide
(d),(f)
45,229 2,624
INFRONEER Holdings Inc 433,900 3,758
Kajima Corp 220,200 3,741
Kinden Corp 209,100 4,454
SPIE SA 134,611 5,568
Stantec Inc 55,590 4,487
Technip Energies NV 177,031 4,283
Ventia Services Group Pty Ltd 1,970,811 4,733
$ 37,569
Entertainment - 1 .09%
CTS Eventim AG & Co KGaA 53,888 4,675
Entain PLC 384,949 3,354
$ 8,029
Food - 3 .56%
AAK AB 192,420 5,404
Cranswick PLC 71,111 4,053
Empire Co Ltd 128,500 3,044
Sonae SGPS SA 2,896,429 2,990
Toyo Suisan Kaisha Ltd 88,500 6,380
Yamazaki Baking Co Ltd 193,800 4,261
$ 26,132
Hand & Machine Tools - 1 .53%
Amada Co Ltd 487,600 5,504
DMG Mori Co Ltd 201,700 5,742
$ 11,246
Healthcare - Products - 1 .24%
ConvaTec Group PLC
(e)
1,483,754 4,730
Tecan Group AG 12,322 4,386
$ 9,116
Healthcare - Services - 0 .42%
Amvis Holdings Inc 242,600 3,070
Insurance - 2 .49%
ASR Nederland NV 108,503 5,252
AUB Group Ltd 176,371 3,484
Beazley PLC 615,908 5,446
SCOR SE 141,833 4,099
$ 18,281

Schedule of Investments
International Small Company Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .57%
Scout24 SE
(e)
55,361 $ 4,165
Leisure Products & Services - 1 .00%
BRP Inc 51,500 3,218
Flight Centre Travel Group Ltd 330,277 4,160
$ 7,378
Lodging - 1 .14%
MGM China Holdings Ltd 2,618,400 4,658
Whitbread PLC 97,556 3,700
$ 8,358
Machinery - Construction & Mining - 0 .75%
Weir Group PLC/The 202,880 5,544
Machinery - Diversified - 3 .40%
ANDRITZ AG 68,501 4,114
ATS Corp
(d)
134,900 4,298
IMI PLC 237,619 5,680
KION Group AG 95,171 4,502
Okuma Holdings Inc 83,800 3,588
Organo Corp 49,800 2,805
$ 24,987
Media - 0 .95%
Fuji Media Holdings Inc 316,700 3,596
Quebecor Inc 159,500 3,364
$ 6,960
Metal Fabrication & Hardware - 1 .29%
Vallourec SACA
(d)
298,739 5,351
VAT Group AG
(e)
7,468 4,095
$ 9,446
Mining - 4 .45%
Alamos Gold Inc 345,800 5,782
Bellevue Gold Ltd
(d)
2,687,631 3,513
Capstone Copper Corp
(d)
536,900 3,781
Constellium SE
(d)
215,235 4,664
De Grey Mining Ltd
(d)
3,818,990 2,892
Deterra Royalties Ltd 762,276 2,356
Filo Corp
(d)
229,000 4,229
Osisko Gold Royalties Ltd 327,200 5,493
$ 32,710
Miscellaneous Manufacturers - 2 .47%
Amano Corp 137,200 3,298
Diploma PLC 109,589 5,745
Towa Corp 41,200 3,150
Trelleborg AB 151,786 5,939
$ 18,132
Office & Business Equipment - 0 .51%
Canon Marketing Japan Inc 131,300 3,714
Oil & Gas - 3 .11%
Ampol Ltd 139,730 3,240
ARC Resources Ltd 257,000 4,863
Seadrill Ltd
(d)
70,511 3,658
Var Energi ASA 1,363,763 4,854
Veren Inc 715,400 6,225
$ 22,840
Packaging & Containers - 1 .85%
DS Smith PLC 1,095,155 5,371
Gerresheimer AG 22,523 2,580
Orora Ltd 1,730,270 2,370
Rengo Co Ltd 479,900 3,237
$ 13,558
Pharmaceuticals - 2 .74%
ALK-Abello A/S
(d)
159,729 3,568
Hikma Pharmaceuticals PLC 147,076 3,636
Indivior PLC
(d)
227,577 4,214
Rohto Pharmaceutical Co Ltd 254,700 4,490
Suzuken Co Ltd/Aichi Japan 101,100 3,052
Zealand Pharma A/S
(d)
12,268 1,151
$ 20,111
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .53%
Keyera Corp 146,200 $ 3,871
Private Equity - 1 .08%
Intermediate Capital Group PLC 267,329 7,965
Real Estate - 3 .02%
Castellum AB
(d)
401,937 5,020
Hang Lung Properties Ltd 2,340,000 2,131
PSP Swiss Property AG 42,483 5,345
TAG Immobilien AG
(d)
295,834 4,622
Tokyu Fudosan Holdings Corp 732,300 5,076
$ 22,194
REITs - 6 .89%
British Land Co PLC/The 1,153,398 6,487
Canadian Apartment Properties REIT 107,400 3,515
CapitaLand Ascendas REIT 2,444,800 4,738
Gecina SA 32,427 3,500
HomeCo Daily Needs REIT 2,489,858 2,016
Invincible Investment Corp 9,243 4,018
Japan Metropolitan Fund Invest 4,695 2,765
KDX Realty Investment Corp 4,391 4,240
Mirvac Group 3,039,039 3,991
Mitsui Fudosan Logistics Park Inc 1,592 4,464
Safestore Holdings PLC 257,584 2,977
Tritax Big Box REIT PLC 2,284,552 4,622
Warehouses De Pauw CVA 112,447 3,296
$ 50,629
Retail - 5 .97%
ABC-Mart Inc 152,800 2,947
B&M European Value Retail SA 712,549 4,981
Brunello Cucinelli SpA 47,105 4,758
Eagers Automotive Ltd 344,755 2,341
Food & Life Cos Ltd 201,600 3,666
H2O Retailing Corp 287,700 4,566
IDOM Inc 448,400 3,829
J Front Retailing Co Ltd 259,200 2,519
JD Sports Fashion PLC 3,000,928 4,932
JINS Holdings Inc 149,700 3,525
KOMEDA Holdings Co Ltd 182,300 3,068
Monogatari Corp/The 123,400 2,715
$ 43,847
Semiconductors - 1 .89%
AIXTRON SE 165,545 3,806
Nova Ltd
(d)
25,233 5,265
Socionext Inc 163,500 4,803
$ 13,874
Software - 1 .81%
CompuGroup Medical SE & Co KgaA 76,786 2,314
Descartes Systems Group Inc/The
(d)
46,400 4,285
Pro Medicus Ltd 45,348 3,649
TIS Inc 168,500 3,082
$ 13,330
Transportation - 1 .54%
Kamigumi Co Ltd 198,500 4,034
Sankyu Inc 112,700 4,071
SG Holdings Co Ltd 320,300 3,232
$ 11,337
TOTAL COMMON STOCKS $ 720,018
Total Investments $ 730,659
Other Assets and Liabilities -  0.53% 3,921
TOTAL NET ASSETS - 100.00% $ 734,580

Schedule of Investments
International Small Company Fund
May 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,557 or
0.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,639 or 3.08% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,336 or 0.59% of net assets.
Portfolio Summary
Location Percent
Japan 28 .86%
United Kingdom 15 .82%
Canada 11 .69%
France 6 .52%
Australia 6 .31%
Germany 4 .53%
Italy 4 .48%
Sweden 3 .70%
Denmark 3 .17%
Switzerland 2 .41%
Austria 2 .17%
United States 1 .45%
Ireland 1 .39%
Israel 1 .26%
Singapore 1 .18%
Netherlands 0 .72%
Norway 0 .66%
Macao 0 .64%
Bermuda 0 .50%
Jordan 0 .49%
Belgium 0 .45%
Portugal 0 .41%
Spain 0 .37%
Hong Kong 0 .29%
Other Assets and Liabilities
0 .53%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,893 $ 233,924 $ 241,733 $ 6,084
$ 13,893 $ 233,924 $ 241,733 $ 6,084
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 274 $ — $ — $ —
$ 274 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
iShares Short-Term National Muni Bond ETF 1,000 $ 104
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 42
VanEck High Yield Muni ETF 341 18
VanEck Short High Yield Muni ETF 1,000 22
$ 186
TOTAL INVESTMENT COMPANIES $ 186
MUNICIPAL BONDS - 105.19%
Principal
Amount (000's) Value (000's)
Alabama - 5.62%
County of Jefferson AL Sewer Revenue
5.50%, 10/01/2053 $ 1,800 $ 1,938
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,700 1,782
5.00%, 09/01/2046 2,180 2,237
Tender Option Bond Trust Receipts/Certificates
4.40%, 07/01/2025
(a),(b)
175 175
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
2,003 2,011
$ 8,143
Arizona - 2.66%
Arizona Industrial Development Authority
0.00%, 01/01/2054
(b),(c)
1,000 433
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(b)
1,000 875
Navajo Nation
5.50%, 12/01/2030
(b)
2,500 2,543
$ 3,851
Arkansas - 2.87%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(b)
1,000 985
5.45%, 09/01/2052 1,000 1,016
6.88%, 07/01/2048
(b)
2,000 2,165
$ 4,166
California - 10.01%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(d)
1,000 1,065
Bay Area Toll Authority
2.60%, 04/01/2056 245 153
California Educational Facilities Authority
5.00%, 05/01/2049 2,500 2,889
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
2,000 2,066
California Municipal Finance Authority
4.00%, 07/15/2029 2,000 1,986
California Pollution Control Financing Authority
5.00%, 07/01/2038
(b)
1,115 1,192
5.00%, 07/01/2039
(b)
1,250 1,294
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,002
City of Los Angeles Department of Airports
5.00%, 05/15/2035 80 86
5.00%, 05/15/2037
(e)
1,421 1,514
La Verne Public Financing Authority
7.25%, 09/01/2026 240 240
$ 14,508
Colorado - 3.65%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,194
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,013
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 $ 1,000 $ 1,030
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 439
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(b)
1,000 667
Regional Transportation District
4.00%, 07/15/2040 1,000 951
$ 5,294
Connecticut - 1.24%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
1,800 1,800
Florida - 11.86%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 1,000 1,137
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2054
(d)
1,300 1,355
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(e)
3,000 3,042
Florida Development Finance Corp
5.25%, 08/01/2029
(b)
2,500 2,551
5.25%, 08/01/2055 1,000 1,036
5.50%, 07/01/2053 3,000 3,118
6.13%, 07/01/2032
(a),(b)
2,000 2,048
12.00%, 07/15/2032
(a),(b)
500 520
Ocean Highway & Port Authority
5.50%, 12/01/2049
(b)
1,500 1,195
Orange County Housing Finance Authority
7.00%, 10/01/2025 105 105
Palm Beach County Health Facilities Authority
7.63%, 05/15/2058 1,000 1,092
$ 17,199
Georgia - 1.03%
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,528 1,492
Illinois - 8.34%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,400 1,481
City of Chicago IL
6.00%, 01/01/2038 1,900 1,974
7.46%, 02/15/2026 1,165 850
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(e)
5,000 5,071
5.00%, 01/01/2043
(e)
1,500 1,635
State of Illinois
5.50%, 05/01/2047 1,000 1,076
$ 12,087
Indiana - 0.21%
Town of Shoals IN
7.25%, 11/01/2043 300 300
Iowa - 0.72%
Iowa Finance Authority
5.00%, 12/01/2050
(a)
1,000 1,040
Kentucky - 0.68%
City of Henderson KY
4.45%, 01/01/2042
(b)
1,000 989
Louisiana - 4.52%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 945
4.40%, 11/01/2044
(b)
905 874
5.50%, 11/01/2039
(b)
600 627
5.65%, 11/01/2037
(b)
800 846

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(c)
$ 278 $ —
Parish of St James LA
6.35%, 10/01/2040
(b)
3,000 3,259
$ 6,551
Maine - 0.48%
Finance Authority of Maine
8.00%, 12/01/2051
(b)
1,000 692
Maryland - 0.67%
City of Westminster MD
6.25%, 07/01/2044 600 600
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(c),(d)
1,500 379
$ 979
Massachusetts - 1.05%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,522
Michigan - 1.92%
City of Detroit MI
5.00%, 04/01/2050 1,000 995
Michigan Strategic Fund
5.00%, 11/15/2042 1,000 948
5.00%, 11/15/2049 1,000 843
$ 2,786
Montana - 1.84%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,265
County of Gallatin MT
4.00%, 10/15/2051
(b)
2,000 1,402
$ 2,667
Nevada - 1.55%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
2,000 2,069
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(b),(c)
901 180
$ 2,249
New Hampshire - 2.00%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(b)
1,000 925
4.38%, 09/20/2036 975 934
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(d)
1,000 1,040
$ 2,899
New Jersey - 1.65%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 251
New Jersey Economic Development Authority
5.25%, 06/15/2040 55 56
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,071
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,022
$ 2,400
New York - 14.38%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,138
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,475
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(b)
1,000 1,022
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
4.00%, 10/31/2041 $ 1,000 $ 875
4.00%, 12/01/2041 1,250 1,194
5.00%, 01/01/2034 1,000 1,031
5.38%, 08/01/2036 1,050 1,108
5.63%, 04/01/2040 1,000 1,090
6.00%, 06/30/2054 1,000 1,096
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
5.50%, 06/30/2044
(d)
500 534
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
3,000 3,167
Suffolk Regional Off-Track Betting Co
6.00%, 12/01/2053 3,000 3,101
Triborough Bridge & Tunnel Authority
4.13%, 05/15/2054 1,000 951
Westchester County Local Development Corp
6.25%, 11/01/2052 1,000 1,113
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(b)
830 786
4.13%, 12/01/2041
(b)
1,500 1,174
$ 20,855
Ohio - 4.82%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,500 2,237
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(b)
900 711
4.50%, 12/01/2055
(b)
1,300 1,066
Jefferson County Port Authority/OH
5.00%, 12/01/2053
(a),(b)
1,000 1,010
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(b)
1,000 970
State of Ohio
3.70%, 01/15/2045
(a)
1,000 1,000
$ 6,994
Oklahoma - 0.68%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 985
Other Territory - 0.66%
JPMorgan Chase Putters/Drivers Trust
4.55%, 10/09/2024
(a),(b)
950 950
Pennsylvania - 1.33%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 924
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,002
$ 1,926
Puerto Rico - 3.03%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(c)
17 17
0.00%, 07/01/2033
(c)
133 88
0.00%, 11/01/2043
(a),(c)
457 283
4.00%, 07/01/2033 1,500 1,497
4.00%, 07/01/2037 80 77
4.00%, 07/01/2041 108 101
4.00%, 07/01/2046 113 102
5.38%, 07/01/2025 115 116
5.63%, 07/01/2027 114 119
5.63%, 07/01/2029 112 121
5.75%, 07/01/2031 109 121
Puerto Rico Industrial Tourist Educational Medical
& Envirml Ctl Facs Fing Auth
6.75%, 01/01/2045 1,480 1,754
$ 4,396

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 1.56%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 $ 500 $ 462
6.25%, 06/01/2040
(b)
1,000 641
6.50%, 06/01/2051
(b)
2,000 1,162
$ 2,265
South Dakota - 0.34%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
500 490
Tennessee - 2.48%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,057
5.00%, 10/01/2035 500 503
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,600 1,285
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(b)
750 754
$ 3,599
Texas - 5.74%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 938
4.00%, 07/15/2041 500 469
North Texas Tollway Authority
5.00%, 01/01/2048 500 505
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
2,000 1,778
4.00%, 01/01/2050
(b)
3,000 2,463
5.13%, 01/01/2044
(b),(f)
1,000 1,000
5.25%, 01/01/2054
(b),(f)
505 505
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 650 668
$ 8,326
Utah - 0.88%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,276
Virgin Islands - 0.71%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 1,000 1,036
Virginia - 1.30%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,109
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 770
$ 1,879
Wisconsin - 2.71%
Public Finance Authority
4.00%, 09/30/2051 1,620 1,329
5.00%, 09/01/2039
(b)
1,000 973
5.00%, 06/01/2041
(b)
1,000 1,000
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 252
7.00%, 07/01/2043 500 380
$ 3,934
TOTAL MUNICIPAL BONDS $ 152,525
Total Investments $ 152,711
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.89)%
Notes with interest rates of 3.41% -3.54% at May
31, 2024 and contractual maturity of collateral from
2025-2042.
(g)
$ (8,533) (8,533)
Total Net Investments $ 144,178
Other Assets and Liabilities -  0.57% 826
TOTAL NET ASSETS - 100.00% $ 145,004
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,713 or 39.11% of net assets.
(c) Non-income producing security
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2024.
Portfolio Summary
Sector Percent
Revenue Bonds 90.89%
General Obligation Unlimited 4.41%
Insured 3.03%
Tax Allocation 2.89%
Prerefunded 1.14%
Special Assessment 0.88%
General Obligation Limited 0.82%
Certificate Participation 0.59%
Special Tax 0.34%
Notes 0.20%
Exchange-Traded Funds 0.13%
Liability For Floating Rate Notes Issued (5.89)%
Other Assets and Liabilities
0.57%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .14 % Shares Held Value (000's)
Money Market Funds - 1 .14%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
31,213,576 $ 31,214
TOTAL INVESTMENT COMPANIES $ 31,214
COMMON STOCKS - 97 .56 % Shares Held Value (000's)
Aerospace & Defense - 3 .14%
Bharat Electronics Ltd 24,207,400 $ 86,041
Airlines - 1 .10%
Turk Hava Yollari AO
(c)
3,200,000 30,093
Apparel - 0 .63%
Makalot Industrial Co Ltd 1,457,000 17,365
Automobile Manufacturers - 5 .85%
Ashok Leyland Ltd 5,807,000 15,609
Hyundai Motor Co 132,000 24,223
Kia Corp 675,000 57,615
Mahindra & Mahindra Ltd 829,000 24,894
Maruti Suzuki India Ltd 99,000 14,730
Tata Motors Ltd 2,097,000 23,231
$ 160,302
Automobile Parts & Equipment - 0 .99%
Hyundai Mobis Co Ltd 81,000 12,629
Sailun Group Co Ltd 7,000,000 14,363
$ 26,992
Banks - 16 .61%
Agricultural Bank of China Ltd 38,328,000 16,068
Akbank TAS 16,200,000 33,208
Alinma Bank 1,500,000 12,259
Axis Bank Ltd 1,891,000 26,363
Banco do Brasil SA 7,236,000 37,538
Bank Mandiri Persero Tbk PT 52,800,000 19,149
Bank Polska Kasa Opieki SA 347,000 14,133
Canara Bank 10,210,000 14,476
China Construction Bank Corp 19,225,000 13,644
Grupo Financiero Banorte SAB de CV 2,009,537 19,089
Hana Financial Group Inc 376,800 16,826
ICICI Bank Ltd 5,161,000 69,369
IndusInd Bank Ltd 829,000 14,535
National Bank of Greece SA
(c)
2,348,747 20,408
Nedbank Group Ltd 1,004,100 12,189
OTP Bank Nyrt 183,000 8,837
PT Bank Central Asia Tbk 23,097,000 13,142
Sberbank of Russia PJSC ADR
(c)
3,419,500 —
State Bank of India 5,631,000 56,104
Turkiye Is Bankasi AS 33,519,666 16,772
Union Bank of India Ltd 5,902,000 11,346
Woori Financial Group Inc 897,500 9,206
$ 454,661
Beverages - 0 .35%
Jiangsu King's Luck Brewery JSC Ltd 1,325,985 9,681
Biotechnology - 0 .25%
Beijing Tiantan Biological Products Corp Ltd 1,730,000 6,757
Chemicals - 0 .42%
Coromandel International Ltd 737,600 11,562
Coal - 1 .15%
Coal India Ltd 1,986,000 11,697
Shaanxi Coal Industry Co Ltd 2,300,000 8,241
Yankuang Energy Group Co Ltd 4,570,000 11,422
$ 31,360
Commercial Services - 0 .59%
Adani Ports & Special Economic Zone Ltd 937,000 16,168
Computers - 1 .82%
Asia Vital Components Co Ltd 1,275,000 30,264
Wiwynn Corp 257,000 19,670
$ 49,934
Distribution & Wholesale - 0 .99%
Zhongji Innolight Co Ltd 1,262,000 27,163
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .71%
Banco BTG Pactual SA 4,149,000 $ 25,032
CTBC Financial Holding Co Ltd 17,500,000 19,174
KB Financial Group Inc 374,700 21,542
LIC Housing Finance Ltd 1,107,000 8,408
$ 74,156
Electrical Components & Equipment - 1 .63%
Ningbo Sanxing Medical Electric Co Ltd 5,625,000 26,296
Sieyuan Electric Co Ltd 1,887,970 18,318
$ 44,614
Electronics - 1 .87%
Gold Circuit Electronics Ltd 2,334,000 14,427
Lotes Co Ltd 301,000 15,024
WUS Printed Circuit Kunshan Co Ltd 5,028,995 21,716
$ 51,167
Engineering & Construction - 0 .89%
Grupo Aeroportuario del Sureste SAB de CV 248,000 8,371
Larsen & Toubro Ltd 366,000 16,108
$ 24,479
Food - 1 .39%
Bid Corp Ltd 503,000 11,155
BIM Birlesik Magazalar AS 1,808,000 26,928
$ 38,083
Healthcare - Products - 1 .28%
APT Medical Inc
(c)
129,000 8,751
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 2,921,970 15,647
Shenzhen New Industries Biomedical Engineering
Co Ltd
1,032,908 10,765
$ 35,163
Healthcare - Services - 0 .26%
Bumrungrad Hospital PCL 1,065,000 7,011
Home Furnishings - 2 .37%
Anker Innovations Technology Co Ltd 1,398,671 13,508
Beijing Roborock Technology Co Ltd 406,000 23,285
Hisense Visual Technology Co Ltd 4,573,997 17,222
Midea Group Co Ltd 1,220,000 10,866
$ 64,881
Insurance - 1 .57%
BB Seguridade Participacoes SA 2,264,000 13,862
PICC Property & Casualty Co Ltd 11,992,000 15,628
Powszechny Zaklad Ubezpieczen SA 1,061,000 13,503
$ 42,993
Internet - 13 .39%
Alibaba Group Holding Ltd ADR 595,400 46,644
Alibaba Group Holding Ltd 467,000 4,560
Baidu Inc
(c)
684,000 8,289
Kuaishou Technology
(c),(d)
922,000 6,584
Meituan
(c),(d)
932,000 12,699
PDD Holdings Inc ADR
(c)
593,076 88,831
Tencent Holdings Ltd 2,201,282 102,125
Tencent Music Entertainment Group ADR 2,126,000 30,721
Tongcheng Travel Holdings Ltd
(c)
2,956,000 6,768
Trip.com Group Ltd ADR
(c)
562,000 28,949
Vipshop Holdings Ltd ADR 1,891,000 30,388
$ 366,558
Iron & Steel - 0 .41%
Vale SA 937,900 11,272
Leisure Products & Services - 0 .46%
Hero MotoCorp Ltd 205,000 12,592
Machinery - Construction & Mining - 1 .34%
HD Hyundai Electric Co Ltd 98,000 21,286
Zhejiang Dingli Machinery Co Ltd 1,755,905 15,372
$ 36,658
Machinery - Diversified - 0 .26%
Hangcha Group Co Ltd 2,606,666 7,176
Metal Fabrication & Hardware - 0 .46%
King Slide Works Co Ltd 358,000 12,584

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1 .97%
GMK Norilskiy Nickel PAO 6,713,400 $ —
Gold Fields Ltd 498,000 7,838
Grupo Mexico SAB de CV 1,839,000 11,346
NMDC Ltd 3,370,000 10,534
Yintai Gold Co Ltd 5,356,000 14,313
Zijin Mining Group Co Ltd 4,710,000 10,004
$ 54,035
Miscellaneous Manufacturers - 0 .48%
Elite Material Co Ltd 1,030,000 13,054
Oil & Gas - 3 .69%
Bharat Petroleum Corp Ltd 2,250,000 16,934
Gazprom PJSC 4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
PetroChina Co Ltd 29,691,200 30,444
PRIO SA/Brazil 1,785,000 14,121
Reliance Industries Ltd 1,153,000 39,555
$ 101,054
Pharmaceuticals - 0 .51%
Hubei Jumpcan Pharmaceutical Co Ltd 2,642,000 13,854
Retail - 0 .93%
HLA Group Corp Ltd 8,880,000 11,828
Wal-Mart de Mexico SAB de CV 3,659,000 13,748
$ 25,576
Semiconductors - 19 .26%
Alchip Technologies Ltd 169,000 15,099
ASMedia Technology Inc 234,000 14,528
MediaTek Inc 651,000 24,929
Novatek Microelectronics Corp 1,566,000 28,870
Phison Electronics Corp 619,000 11,421
Realtek Semiconductor Corp 872,000 14,723
Samsung Electronics Co Ltd 1,865,949 98,863
SK Hynix Inc 219,000 30,176
Taiwan Semiconductor Manufacturing Co Ltd 9,897,756 253,461
Taiwan Semiconductor Manufacturing Co Ltd ADR 232,717 35,150
$ 527,220
Software - 1 .48%
NetEase Inc 2,281,000 40,565
Telecommunications - 3 .37%
Eoptolink Technology Inc Ltd 1,149,978 13,700
Shenzhen Transsion Holdings Co Ltd 1,078,000 19,456
Suzhou TFC Optical Communication Co Ltd 2,450,000 29,722
Xiaomi Corp
(c),(d)
13,091,000 29,313
$ 92,191
Transportation - 1 .16%
Evergreen Marine Corp Taiwan Ltd 3,400,000 22,118
Jiayou International Logistics Co Ltd 2,545,200 9,524
$ 31,642
Water - 0 .53%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
1,037,000 14,652
TOTAL COMMON STOCKS $ 2,671,309
PREFERRED STOCKS - 2 .12 % Shares Held Value (000's)
Banks - 0 .75%
Itau Unibanco Holding SA 1.13% 3,450,000 $ 20,460
Oil & Gas - 1 .37%
Petroleo Brasileiro SA 1.79% 5,067,000 37,499
TOTAL PREFERRED STOCKS $ 57,959
Total Investments $ 2,760,482
Other Assets and Liabilities -  (0.82)% (22,488)
TOTAL NET ASSETS - 100.00% $ 2,737,994
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,596 or 1.77% of net assets.
Portfolio Summary
Location Percent
China 29 .67%
Taiwan 20 .53%
India 18 .26%
Korea, Republic Of 10 .67%
Brazil 6 .37%
Turkey 3 .90%
Ireland 3 .25%
Mexico 1 .91%
Indonesia 1 .18%
South Africa 1 .15%
United States 1 .14%
Poland 1 .01%
Greece 0 .75%
Saudi Arabia 0 .45%
Hungary 0 .32%
Thailand 0 .26%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .82 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 32,836 $ 810,964 $ 812,586 $ 31,214
$ 32,836 $ 810,964 $ 812,586 $ 31,214
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 819 $ — $ — $ —
$ 819 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .46 % Shares Held Value (000's)
Money Market Funds - 1 .46%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
17,228,250 $ 17,228
TOTAL INVESTMENT COMPANIES $ 17,228
COMMON STOCKS - 98 .43 % Shares Held Value (000's)
Advertising - 1 .66%
Interpublic Group of Cos Inc/The 625,492 $ 19,622
Automobile Parts & Equipment - 1 .51%
Linamar Corp 342,394 17,839
Banks - 9 .14%
Bank OZK 542,536 22,721
Cullen/Frost Bankers Inc 203,069 20,628
East West Bancorp Inc 416,620 30,909
ServisFirst Bancshares Inc 246,881 15,257
Wintrust Financial Corp 185,718 18,314
$ 107,829
Chemicals - 3 .19%
HB Fuller Co 119,598 9,523
Huntsman Corp 484,544 12,017
RPM International Inc 143,230 16,056
$ 37,596
Computers - 4 .35%
Amdocs Ltd 259,238 20,480
Crane NXT Co 80,564 5,093
Leidos Holdings Inc 174,996 25,733
$ 51,306
Consumer Products - 2 .11%
Avery Dennison Corp 101,945 23,201
WD-40 Co 7,632 1,715
$ 24,916
Distribution & Wholesale - 0 .84%
LKQ Corp 230,192 9,905
Diversified Financial Services - 6 .74%
Air Lease Corp 95,189 4,535
Federal Agricultural Mortgage Corp 108,632 18,975
Hamilton Lane Inc 153,895 19,312
Jefferies Financial Group Inc 427,812 19,902
Raymond James Financial Inc 137,232 16,845
$ 79,569
Electric - 2 .76%
Alliant Energy Corp 297,353 15,311
IDACORP Inc 128,915 12,307
NRG Energy Inc 61,194 4,957
$ 32,575
Electrical Components & Equipment - 1 .85%
Energizer Holdings Inc 195,737 5,602
Littelfuse Inc 63,225 16,224
$ 21,826
Electronics - 3 .92%
Hubbell Inc 48,912 19,021
nVent Electric PLC 334,786 27,245
$ 46,266
Engineering & Construction - 0 .92%
Comfort Systems USA Inc 33,011 10,806
Food - 2 .00%
Ingredion Inc 200,732 23,602
Gas - 1 .47%
NiSource Inc 595,480 17,305
Hand & Machine Tools - 4 .49%
Lincoln Electric Holdings Inc 81,033 15,912
MSA Safety Inc 110,303 19,855
Snap-on Inc 63,034 17,199
$ 52,966
Healthcare - Products - 3 .75%
CONMED Corp 171,613 13,118
DENTSPLY SIRONA Inc 447,473 12,534
STERIS PLC 83,156 18,534
$ 44,186
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .93%
Quest Diagnostics Inc 88,881 $ 12,619
Select Medical Holdings Corp 636,416 21,988
$ 34,607
Home Builders - 1 .63%
LCI Industries 175,213 19,252
Insurance - 4 .85%
Assured Guaranty Ltd 251,693 19,561
Equitable Holdings Inc 249,939 10,370
F&G Annuities & Life Inc 38,671 1,563
Fidelity National Financial Inc 462,592 23,296
Kinsale Capital Group Inc 6,332 2,429
$ 57,219
Leisure Products & Services - 3 .65%
Acushnet Holdings Corp 287,875 18,971
Brunswick Corp/DE 291,202 24,033
$ 43,004
Lodging - 1 .00%
Hyatt Hotels Corp 80,279 11,839
Machinery - Diversified - 5 .20%
AGCO Corp 137,050 14,709
Albany International Corp 159,469 13,989
Crane Co 106,742 15,913
Nordson Corp 71,507 16,784
$ 61,395
Media - 0 .31%
Cable One Inc 9,464 3,652
Metal Fabrication & Hardware - 1 .60%
Timken Co/The 217,015 18,856
Miscellaneous Manufacturers - 0 .95%
Donaldson Co Inc 152,403 11,229
Oil & Gas - 4 .21%
Diamondback Energy Inc 125,113 24,930
HF Sinclair Corp 302,957 16,732
Magnolia Oil & Gas Corp 309,541 8,033
$ 49,695
Packaging & Containers - 1 .85%
Packaging Corp of America 118,813 21,801
Pharmaceuticals - 1 .18%
Organon & Co 651,191 13,890
Pipelines - 2 .00%
Targa Resources Corp 199,345 23,569
REITs - 9 .50%
Agree Realty Corp 305,134 18,540
Boston Properties Inc 170,397 10,338
Camden Property Trust 107,611 11,046
Cousins Properties Inc 621,055 14,365
EastGroup Properties Inc 88,347 14,593
Essential Properties Realty Trust Inc 560,943 15,022
Four Corners Property Trust Inc 485,698 11,856
Regency Centers Corp 116,718 7,166
Terreno Realty Corp 162,080 9,171
$ 112,097
Retail - 2 .59%
Williams-Sonoma Inc 104,386 30,608
Semiconductors - 3 .61%
MKS Instruments Inc 245,479 31,075
Monolithic Power Systems Inc 15,638 11,504
$ 42,579
Shipbuilding - 0 .67%
Huntington Ingalls Industries Inc 31,413 7,951
TOTAL COMMON STOCKS $ 1,161,357
Total Investments $ 1,178,585
Other Assets and Liabilities -  0.11% 1,244
TOTAL NET ASSETS - 100.00% $ 1,179,829

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 30 .23%
Industrial 21 .45%
Consumer, Non-cyclical 11 .97%
Consumer, Cyclical 11 .22%
Technology 7 .96%
Energy 6 .21%
Utilities 4 .23%
Basic Materials 3 .19%
Communications 1 .97%
Money Market Funds 1 .46%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,928 $ 157,117 $ 153,817 $ 17,228
$ 13,928 $ 157,117 $ 153,817 $ 17,228
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 628 $ — $ — $ —
$ 628 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.71% Shares Held Value (000's)
Exchange-Traded Funds - 0.80%
Invesco Preferred ETF
(a)
3,322,465 $ 38,408
iShares Preferred and Income Securities ETF
(a)
315,265 10,009
$ 48,417
Money Market Funds - 2.91%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
55,507,975 55,508
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
120,404,615 120,405
$ 175,913
TOTAL INVESTMENT COMPANIES $ 224,330
CONVERTIBLE PREFERRED STOCKS
- 0.05% Shares Held Value (000's)
Banks - 0.05%
Bank of America Corp 7.25%
(e)
33 $ 39
Wells Fargo & Co 7.50%
(e)
2,374 2,766
$ 2,805
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,805
PREFERRED STOCKS - 7.12% Shares Held Value (000's)
Banks - 2.64%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 140
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
317,959 6,152
Bank of America Corp 6.25%, 07/05/2024
(a),(e)
160,449 3,546
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Citizens Financial Group Inc 0.00%,
07/06/2029
(e),(f)
717,000 17,961
Citizens Financial Group Inc 5.00%,
01/06/2025
(a),(e)
14,364 272
Citizens Financial Group Inc 9.21%, 07/08/2024
(e)
111,027 2,827
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
376,312 6,883
First Horizon Corp 4.70%, 07/10/2026
(e)
2,024 35
First Horizon Corp 6.50%, 10/10/2025
(e)
4,128 98
First Horizon Corp 6.63%, 08/01/2025
(a),(e)
13,646 341
3 Month USD LIBOR + 4.26%
Goldman Sachs Group Inc/The 6.26%,
07/05/2024
(e)
31,810 744
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 4.50%,
04/15/2026
(a),(e)
2,000 35
Huntington Bancshares Inc/OH 5.70%,
09/01/2024
(e)
19,328 420
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(a),(e)
48,664 1,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
244,258 5,186
JPMorgan Chase & Co 5.75%, 09/01/2024
(e)
32,068 795
KeyCorp 5.65%, 09/15/2024
(a),(e)
30,834 662
KeyCorp 6.13%, 12/15/2026
(a),(e)
902,972 21,807
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
367,372 8,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 0.00%, 06/15/2029
(e),(f)
407,334 10,310
M&T Bank Corp 5.63%, 12/15/2026
(e)
27,698 662
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 15,899
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
510,068 13,099
Northern Trust Corp 4.70%, 01/01/2025
(e)
213,595 4,535
Regions Financial Corp 4.45%, 06/15/2026
(e)
286,505 5,252
Regions Financial Corp 5.70%, 05/15/2029
(e)
337,621 7,748
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.38%, 09/15/2024
(e)
27,316 $ 698
CME Term Secured Overnight Financing
Rate 3 Month + 3.80%
Truist Financial Corp 4.75%, 09/01/2025
(e)
423,671 8,647
US Bancorp 3.75%, 01/15/2026
(e)
3,217 53
US Bancorp 4.00%, 04/15/2026
(a),(e)
81,251 1,428
US Bancorp 6.19%, 07/05/2024
(e)
232,643 4,997
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Webster Financial Corp 5.25%, 07/05/2024
(a),(e)
194,856 3,845
Webster Financial Corp 6.50%, 07/02/2024
(a),(e)
37,427 870
Wells Fargo & Co 4.70%, 12/15/2025
(e)
47,857 973
Wells Fargo & Co 4.75%, 03/15/2025
(e)
143,273 2,926
Wells Fargo & Co 5.63%, 09/15/2024
(a),(e)
17,140 404
$ 159,803
Diversified Financial Services - 0.51%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,526 2,668
Affiliated Managers Group Inc 4.75%,
09/30/2060
(a)
9,003 169
Affiliated Managers Group Inc 5.88%, 03/30/2059 148,321 3,311
Capital One Financial Corp 4.25%, 09/01/2026
(e)
98,368 1,678
Capital One Financial Corp 4.80%, 06/01/2025
(a),(e)
197,961 3,747
Capital One Financial Corp 5.00%, 12/01/2024
(a),(e)
330,649 6,606
Stifel Financial Corp 4.50%, 08/15/2026
(e)
584,639 10,611
Stifel Financial Corp 5.20%, 10/15/2047 4,481 97
Voya Financial Inc 5.35%, 09/15/2029
(e)
72,909 1,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 30,688
Electric - 0.76%
CMS Energy Corp 4.20%, 07/15/2026
(e)
1,765 34
CMS Energy Corp 5.88%, 03/01/2079 118,907 2,905
DTE Energy Co 4.38%, 12/01/2081 247,414 4,993
DTE Energy Co 5.25%, 12/01/2077 341,382 7,954
Duke Energy Corp 5.75%, 07/03/2024
(e)
49,138 1,228
Entergy Arkansas LLC 4.88%, 09/01/2066 25,308 540
Entergy Louisiana LLC 4.88%, 09/01/2066 90,267 1,943
Entergy Texas Inc 5.38%, 10/15/2024
(e)
29,934 687
Georgia Power Co 5.00%, 10/01/2077 194,503 4,651
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
100,051 2,449
Southern Co/The 4.95%, 01/30/2080 246,842 5,468
Southern Co/The 5.25%, 12/01/2077 552,715 12,939
$ 45,791
Food - 0.38%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(g)
236,300 22,803
Insurance - 0.99%
Allstate Corp/The 4.75%, 01/15/2025
(e)
135,447 2,800
Allstate Corp/The 5.10%, 10/15/2024
(e)
43,211 954
Allstate Corp/The 7.38%, 07/15/2028
(e)
243,194 6,622
Allstate Corp/The 8.76%, 01/15/2053 236,365 6,150
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
(a)
100,754 1,863
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 2,840
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
95,043 2,202
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,343
Arch Capital Group Ltd 5.45%, 07/03/2024
(e)
66,066 1,481
Assurant Inc 5.25%, 01/15/2061 16,003 337
Equitable Holdings Inc 4.30%, 03/15/2026
(a),(e)
538,152 10,047
Equitable Holdings Inc 5.25%, 12/15/2024
(a),(e)
461,567 10,270
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,594
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
126,330 2,196
RenaissanceRe Holdings Ltd 5.75%, 07/04/2024
(e)
22,727 515
W R Berkley Corp 4.13%, 03/30/2061 78,852 1,443

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
W R Berkley Corp 5.10%, 12/30/2059 150,258 $ 3,193
$ 59,850
REITs - 1.26%
Digital Realty Trust Inc 5.85%, 07/03/2024
(e)
33,981 799
Federal Realty Investment Trust 5.00%,
07/03/2024
(e)
19,052 398
Kimco Realty Corp 5.13%, 07/05/2024
(e)
27,666 587
Kimco Realty Corp 5.25%, 07/05/2024
(e)
108,649 2,379
Prologis Inc 8.54%, 11/13/2026
(e)
141,782 8,050
Public Storage 3.88%, 10/06/2025
(e)
69,402 1,215
Public Storage 3.90%, 11/17/2025
(e)
84,891 1,486
Public Storage 3.95%, 08/17/2026
(e)
74,948 1,323
Public Storage 4.00%, 11/19/2026
(e)
433,276 7,894
Public Storage 4.00%, 06/16/2026
(e)
829,894 14,872
Public Storage 4.10%, 01/13/2027
(e)
48,444 891
Public Storage 4.13%, 08/14/2025
(e)
487,871 9,143
Public Storage 4.63%, 06/17/2025
(e)
288,137 5,970
Public Storage 4.70%, 11/15/2024
(e)
343,891 7,266
Public Storage 4.75%, 12/20/2024
(e)
249,550 5,370
Public Storage 5.60%, 07/05/2024
(e)
332,437 8,394
$ 76,037
Telecommunications - 0.58%
AT&T Inc 4.75%, 02/18/2025
(e)
1,738,182 35,024
AT&T Inc 5.00%, 12/12/2024
(e)
12,144 258
$ 35,282
TOTAL PREFERRED STOCKS $ 430,254
BONDS - 90.26%
Principal
Amount (000's) Value (000's)
Banks - 59.84%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(g),(h),(i)
$ 12,200 $ 12,244
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(h),(i)
2,700 2,710
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(h),(i)
14,200 13,038
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(h),(i)
60,800 60,306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(h),(i)
55,000 49,261
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
9.63%, 11/21/2028
(e),(h),(i)
40,000 42,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(h),(i)
20,000 21,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
4.38%, 01/27/2027
(a),(e),(h)
19,620 18,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(h)
48,736 48,614
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(a),(e),(h)
22,600 22,501
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
6.50%, 10/23/2024
(a),(e),(h)
84,474 84,401
CME Term Secured Overnight Financing
Rate 3 Month + 4.44%
8.05%, 06/15/2027 6,312 6,690
Bank of Montreal
7.70%, 05/26/2084
(h)
35,500 35,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(h)
$ 49,485 $ 47,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(a),(e),(h)
58,050 53,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(h)
7,650 7,231
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
4.70%, 09/20/2025
(a),(e),(h)
9,391 9,206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h)
2,635 2,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(h)
64,300 63,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.00%, 01/27/2084
(h)
9,000 9,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(h)
22,103 23,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(h),(i)
12,900 10,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(h),(i)
25,000 24,311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
8.00%, 06/15/2024
(e),(h),(i)
12,203 12,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(h),(i)
3,600 3,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(h),(i)
40,400 43,064
USD SOFR ICE Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.63%, 01/12/2027
(e),(g),(h),(i)
13,200 11,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(g),(h),(i)
4,100 3,381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(g),(h),(i)
1,600 1,601
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(e),(h),(i)
26,000 26,018
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(g),(h),(i)
22,000 22,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(h),(i)
10,048 10,283
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(g),(h),(i)
15,000 15,221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(a),(e),(g),(h),(i)
74,300 77,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(g),(h),(i)
6,000 6,409
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
9.25%, 11/17/2027
(e),(h),(i)
$ 8,600 $ 9,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,410
Citigroup Inc
3.88%, 02/18/2026
(e),(h)
68,100 64,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(h)
35,990 34,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.70%, 01/30/2025
(e),(h)
6,500 6,361
Secured Overnight Financing Rate + 3.23%
5.95%, 05/15/2025
(e),(h)
6,168 6,119
CME Term Secured Overnight Financing
Rate 3 Month + 4.17%
6.25%, 08/15/2026
(e),(h)
71,997 71,898
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(e),(h)
24,600 25,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(h)
25,074 22,664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(h)
69,996 68,556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 07/06/2024
(a),(e)
12,835 12,601
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
8.57%, 07/06/2024
(a),(e)
3,440 3,352
CME Term Secured Overnight Financing
Rate 3 Month + 3.26%
Corestates Capital III
6.15%, 02/15/2027
(g)
18,621 18,241
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(g),(h),(i)
2,100 1,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(g),(h),(i)
63,768 65,043
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(h),(i)
15,000 15,300
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
1.55%, 09/10/2027
(h)
5,000 4,574
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
7.00%, 06/26/2025
(e),(h),(i)
62,745 62,431
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(g),(h)
18,000 15,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(h)
13,740 13,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
6.59%, 01/15/2027 2,000 1,892
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc /The
3.65%, 08/10/2026
(e),(h)
$ 22,598 $ 20,742
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(e),(h)
12,800 12,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(h)
11,800 10,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(a),(e),(h)
23,663 23,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(h)
15,750 15,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 05/10/2029
(e),(h)
8,000 8,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(g),(h)
64,567 78,106
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(h)
48,408 58,558
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(h),(i)
15,900 15,197
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(h),(i)
14,800 14,681
USD Swap Rate NY 5 Year + 4.37%
6.50%, 03/23/2028
(e),(h),(i)
5,600 5,415
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
(e),(h)
87,459 80,699
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(h)
38,673 35,937
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(h),(i)
22,300 18,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(h),(i)
14,500 11,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.88%, 05/16/2029
(e),(h),(i)
7,000 6,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(h),(i)
20,625 19,842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(h),(i)
54,700 54,373
USD Swap Semi-Annual 5 Year + 4.45%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(g),(h),(i)
91,826 91,674
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(g),(h)
25,319 28,151
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(h)
132,806 124,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.54%, 01/15/2087 4,000 3,681
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
6.88%, 06/01/2029
(a),(e),(h)
$ 48,000 $ 49,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(a),(e),(h)
16,152 14,402
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.30%, 07/01/2028 8,405 7,630
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,263
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(h),(i)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(e),(h),(i)
33,331 33,353
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(h),(i)
39,780 39,609
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(h),(i)
6,400 6,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(h)
20,118 16,554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(h)
15,848 15,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(a),(e),(h)
6,305 5,919
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(a),(e),(g),(h),(i)
21,000 20,626
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(h),(i)
5,000 4,911
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(h),(i)
14,885 11,815
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(h),(i)
55,100 53,842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(h),(i)
42,225 42,456
USD Swap Semi-Annual 5 Year + 5.72%
8.13%, 11/10/2033
(e),(h),(i)
6,000 6,084
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(g),(h),(i)
29,631 29,541
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(e),(h),(i)
18,735 18,678
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(h),(i)
13,400 13,212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(g),(h),(i)
74,562 73,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(a),(e),(h)
12,400 11,918
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc /The
3.40%, 09/15/2026
(e),(h)
$ 19,500 $ 17,333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(a),(e),(h)
6,000 5,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(h)
9,200 9,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(h)
53,320 50,885
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(h)
9,964 9,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
7.50%, 05/02/2084
(a),(h)
30,000 30,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(h),(i)
32,800 32,061
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.00%, 09/29/2025
(e),(g),(h),(i)
7,260 7,301
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(e),(h),(i)
19,000 19,106
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(e),(g),(h),(i)
24,000 23,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(g),(h),(i)
3,800 3,911
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(a),(e),(g),(h),(i)
11,100 11,788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(g),(h),(i)
13,032 10,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.75%, 01/14/2031
(e),(g),(h),(i)
10,000 8,192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.75%, 01/14/2031
(e),(h),(i)
10,000 8,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.00%, 07/26/2025
(a),(e),(h),(i)
8,000 7,841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(g),(h),(i)
15,000 14,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(g),(h)
9,200 9,217
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(g),(h),(i)
45,000 45,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.70%, 03/15/2029
(e),(h)
37,000 37,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(h),(i)
20,400 18,844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
7.63%, 03/17/2028
(e),(h),(i)
$ 14,000 $ 13,908
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(h),(i)
14,800 14,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(h)
25,800 26,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(h)
93,457 91,306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(a),(e),(h)
23,134 22,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(h)
2,649 2,455
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
6.24%, 03/15/2028 9,022 8,633
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.25%, 05/15/2027
(a)
10,900 10,575
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.54%, 04/01/2027 7,000 6,791
CME Term Secured Overnight Financing
Rate 3 Month + 1.24%
8.69%, 12/15/2024
(a),(e)
11,268 11,343
CME Term Secured Overnight Financing
Rate 3 Month + 3.36%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(g),(h),(i)
20,000 18,473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(g),(h),(i)
7,000 5,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(e),(h),(i)
16,933 16,756
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(e),(h),(i)
43,320 43,212
USD Swap Semi-Annual 5 Year + 4.87%
9.25%, 11/13/2028
(e),(g),(h),(i)
17,000 18,151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
UniCredit SpA
8.00%, 06/03/2024
(e),(h),(i)
60,750 60,750
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(h)
36,243 32,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.30%, 04/15/2027
(a),(e),(h)
10,895 10,417
CME Term Secured Overnight Financing
Rate 3 Month + 3.18%
USB Realty Corp
6.74%, 01/15/2027
(e),(g)
1,500 1,162
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.90%, 03/15/2026
(e),(h)
$ 114,743 $ 108,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.09%, 01/15/2027
(a)
5,345 5,224
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
7.63%, 09/15/2028
(a),(e),(h)
47,100 49,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,088
$ 3,618,295
Diversified Financial Services - 5.47%
Ally Financial Inc
4.70%, 05/15/2026
(a),(e),(h)
13,200 11,621
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(a),(e),(h)
3,400 2,719
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(a),(e),(h)
75,190 68,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(h)
30,140 27,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(h)
101,900 94,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(h)
65,131 64,101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(e),(h)
31,180 30,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Julius Baer Group Ltd
3.63%, 03/23/2028
(e),(h),(i)
3,500 2,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
6.88%, 06/09/2027
(e),(h),(i)
5,000 4,716
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Voya Financial Inc
4.70%, 01/23/2048
(h)
13,055 11,158
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(h)
11,706 12,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 330,588
Electric - 4.92%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,950 19,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(e),(h)
122,977 122,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
6.88%, 02/01/2055
(h)
18,800 19,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(h)
31,000 32,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.25%, 01/15/2082
(h)
$ 4,100 $ 3,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(h)
68,712 67,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
NextEra Energy Capital Holdings Inc
5.65%, 05/01/2079
(h)
3,200 3,033
3 Month USD LIBOR + 3.16%
6.70%, 09/01/2054
(h)
13,700 13,694
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
7.63%, 10/01/2066
(a)
17,264 16,615
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 297,326
Food - 0.17%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(g)
10,700 10,085
Insurance - 12.55%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,419
Allianz SE
3.20%, 10/30/2027
(e),(g),(h),(i)
5,800 4,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(h),(i)
6,200 5,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(g),(h),(i)
27,400 25,626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
American International Group Inc
5.75%, 04/01/2048
(h)
13,218 12,960
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,350 4,619
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
63,620 62,412
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,800 49,236
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(h)
2,490 2,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 489
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.88%, 12/15/2052
(h)
36,290 36,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
7.97%, 05/01/2067 14,420 13,816
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
19,000 17,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 80,172
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
5,025 5,538
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 26,220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.85%, 09/15/2025
(e),(h)
$ 25,556 $ 24,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,732
9.25%, 04/08/2068
(g)
53,475 61,981
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 66,920
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(h)
520 502
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(g),(h)
1,800 1,738
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,122
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(g),(h)
4,800 4,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(h)
1,800 1,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,215 72,532
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,200 2,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
22,900 18,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(g),(h)
5,000 4,877
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
19,700 19,623
USD Swap Semi-Annual 5 Year + 3.65%
5.95%, 04/16/2054
(g),(h)
9,600 9,552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
1,406 1,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.13%, 03/01/2052
(h)
1,000 929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(h)
23,400 22,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(h)
3,500 3,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(g),(h)
4,700 4,407
3 Month USD LIBOR + 2.99%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(h)
8,200 8,058
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
60,100 49,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 759,155

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.43%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(h)
$ 5,048 $ 4,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(h)
22,562 21,287
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 26,223
Pipelines - 3.13%
Enbridge Inc
5.75%, 07/15/2080
(h)
59,201 55,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
39,981 38,616
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(h)
34,882 33,261
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.25%, 01/15/2084
(h)
2,000 2,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
36,410 34,779
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
Transcanada Trust
5.50%, 09/15/2079
(h)
28,000 25,606
Secured Overnight Financing Rate + 4.42%
$ 189,506
REITs - 0.96%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
7,000 6,702
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(h)
4,300 4,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
51,600 47,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 58,017
Sovereign - 1.09%
CoBank ACB
4.25%, 01/01/2027
(e),(h)
1,000 857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(h)
16,400 16,206
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(h)
11,400 11,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(e),(h)
20,000 20,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(g),(h)
11,800 11,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
7.75%, 06/15/2029
(e),(h)
6,000 6,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 66,201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.94%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
$ 15,900 $ 14,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(h)
40,785 42,021
USD Swap Semi-Annual 5 Year + 4.87%
$ 56,903
Transportation - 0 .76%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
46,256 45,756
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,458,055
Total Investments $ 6,115,444
Other Assets and Liabilities -  (1.14)% (68,728)
TOTAL NET ASSETS - 100.00% $ 6,046,716
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $139,867 or 2.31% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $143,818 or
2.38% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,146,645 or 18.96% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,663,719 or 27.51% of net assets.
Portfolio Summary
Sector Percent
Financial 84.27%
Utilities 5.68%
Energy 3.56%
Money Market Funds 2.91%
Communications 1.52%
Government 1.09%
Exchange-Traded Funds 0.80%
Industrial 0.76%
Consumer, Non-cyclical 0.55%
Other Assets and Liabilities
(1.14)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales May 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 108,485 $ 1,904,490 $ 1,892,570 $ 120,405
$ 108,485 $ 1,904,490 $ 1,892,570 $ 120,405
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,220 $ — $ — $ —
$ 2,220 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
May 31, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

May 31, 2024 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund,
Global Multi-Strategy Fund, Global Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company
Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and
Capital Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.

May 31, 2024 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 10,909,858 $ — $ — $ 10,909,858
Investment Companies* 48,370 — — 48,370
Total investments in securities $ 10,958,228 $ — $ — $ 10,958,228
Bond Market Index Fund
Bonds* — 568,694 — 568,694
Investment Companies* 96,108 — — 96,108
Municipal Bonds* — 3,150 — 3,150
U.S. Government & Government Agency Obligations* — 1,405,409 — 1,405,409
Total investments in securities $ 96,108 $ 1,977,253 $ — $ 2,073,361
Capital Securities Fund
Bonds* — 1,118,794 — 1,118,794
Investment Companies* 18,357 — — 18,357
Preferred Stocks* 2,917 — — 2,917
Total investments in securities $ 21,274 $ 1,118,794 $ — $ 1,140,068
Diversified Real Asset Fund
Bonds* — 15,794 — 15,794
Common Stocks
Basic Materials 122,043 50,424 — 172,467
Communications — 9,498 1 9,499
Consumer, Cyclical 8,929 5,720 1 14,650
Consumer, Non-cyclical 46,327 35,526 2 81,855
Energy 283,842 36,270 — 320,112

May 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Common Stocks (continued)
Financial $ 437,194 $ 197,984 $ — $ 635,178
Industrial 73,103 142,690 51 215,844
Technology 9,177 1,990 — 11,167
Utilities 225,633 200,205 — 425,838
Investment Companies* 260,302 — — 260,302
Preferred Stocks
Industrial — 4 248 252
Utilities 4,703 — — 4,703
Senior Floating Rate Interests* — 146,142 — 146,142
U.S. Government & Government Agency Obligations* — 932,427 — 932,427
Purchased Options — 46 — 46
Purchased Interest Rate Swaptions — 104 — 104
Total investments in securities $ 1,471,253 $ 1,774,824 $ 303 $ 3,246,380
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 34 — 34
Commodity Contracts
Futures** 31, 2 89 — — 31, 2 89
Foreign Exchange Contracts
Foreign Currency Contracts — 130 — 130
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 324 — 324
Futures** 29 — — 29
Derivative Liabilities
Commodity Contracts
Futures** (11,157) — — (11,157)
Total Return Swaps — (1,278) — (1,278)
Foreign Exchange Contracts
Foreign Currency Contracts — (178) — (178)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (21) — (21)
Futures** (19) — — (19)
Written Interest Rate Swaptions — (52) — (52)
Edge MidCap Fund
Common Stocks* 74,956 — — 74,956
Investment Companies* 1,767 — — 1,767
Total investments in securities $ 76,723 $ — $ — $ 76,723
Global Multi-Strategy Fund
Bonds* — 129,175 516 129,691
Common Stocks
Basic Materials 6,397 601 — 6,998
Communications 15,754 303 — 16,057
Consumer, Cyclical 12,492 2,155 — 14,647
Consumer, Non-cyclical 25,879 9,064 7 34,950
Diversified 1,495 388 — 1,883
Energy 10,220 454 — 10,674
Financial 16,861 2,515 — 19,376
Industrial 20,296 2,691 — 22,987
Technology 22,438 1,381 337 24,156
Utilities 2,523 298 — 2,821
Convertible Bonds* — 5,061 — 5,061
Convertible Preferred Stocks
Energy 21 — 52 73
Financial 38 — — 38
Investment Companies* 87,428 — — 87,428
Preferred Stocks
Consumer, Cyclical — 25 — 25
Energy 435 — — 435
Senior Floating Rate Interests* — 1,724 1 1,725
U.S. Government & Government Agency Obligations* — 9,722 — 9,722
Purchased Options 113 150 — 263
Total investments in securities $ 222,390 $ 165,707 $ 913 $ 389,010
Short Sales

May 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks
Basic Materials $ (362) $ (393) $ — $ (755)
Communications (980) (496) — (1,476)
Consumer, Cyclical (696) (2,090) — (2,786)
Consumer, Non-cyclical (2,676) (2,189) — (4,865)
Energy (280) (183) — (463)
Financial (745) (706) — (1,451)
Industrial (2,190) (2,492) — (4,682)
Technology (1,408) (527) — (1,935)
Utilities — (111) — (111)
Preferred Stocks
Industrial — (73) — (73)
U.S. Government & Government Agency Obligations* — (69) — (69)
Total Short Sales $ (9,337) $ (9,329) $ — $ (18,666)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 14 — 14
Commodity Contracts
Futures** 862 — — 862
Equity Contracts
Futures** 576 — — 576
Total Return Equity Basket Swaps — 3,952 — 3,952
Foreign Exchange Contracts
Foreign Currency Contracts — 1,397 — 1,397
Futures** 26 — — 26
Interest Rate Contracts
Futures** 445 — — 445
Total Return Swaps — 18 1 — 18 1
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (104) — (104)
Exchange Cleared Credit Default Swaps** — (99) — (99)
Commodity Contracts
Futures** (195) — — (195)
Equity Contracts
Futures** (399) — — (399)
Total Return Equity Basket Swaps — (2,162) — (2,162)
Written Options — (917) — (917)
Foreign Exchange Contracts
Foreign Currency Contracts — (842) — (842)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (63) — (63)
Futures** (65) — — (65)
Total Return Swaps — (32) — (32)
Written Options (113) — — (113)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical 432 688 — 1,120
Energy 1,811 341 — 2,152
Financial 1,555 — — 1,555
Industrial 1,224 2,313 — 3,537
Utilities 6,847 2,451 — 9,298
Investment Companies* 728 — — 728
Total investments in securities $ 12,597 $ 5,793 $ — $ 18,390
International Equity Index Fund
Common Stocks
Basic Materials — 72,598 — 72,598
Communications 2,818 47,895 — 50,713
Consumer, Cyclical — 159,217 — 159,217
Consumer, Non-cyclical 2,352 277,728 — 280,080
Diversified — 621 — 621
Energy — 51,135 — 51,135
Financial 1,596 253,829 — 255,425
Industrial — 167,817 — 167,817
Technology 2,387 82,675 — 85,062

May 31, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases,
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund (continued)
Common Stocks (continued)
Utilities $ — $ 35,404 $ — $ 35,404
Investment Companies* 47,962 — — 47,962
Preferred Stocks
Consumer, Cyclical — 3,407 — 3,407
Consumer, Non-cyclical — 1,054 — 1,054
Industrial — 478 — 478
Total investments in securities $ 57,115 $ 1,153,858 $ — $ 1,210,973
Derivative Assets
Equity Contracts
Futures** 110 — — 110
International Small Company Fund
Common Stocks
Basic Materials 23,949 25,527 — 49,476
Communications 3,364 11,825 — 15,189
Consumer, Cyclical 11,278 104,237 — 115,515
Consumer, Non-cyclical 7,078 90,393 — 97,471
Energy 18,617 12,354 — 30,971
Financial 3,515 155,849 — 159,364
Industrial 17,371 156,814 — 174,185
Technology 13,552 47,417 — 60,969
Utilities 4,660 12,218 — 16,878
Investment Companies* 10,641 — — 10,641
Total investments in securities $ 114,025 $ 616,634 $ — $ 730,659
Opportunistic Municipal Fund
Investment Companies* 186 — — 186
Municipal Bonds* — 152,525 — 152,525
Total investments in securities $ 186 $ 152,525 $ — $ 152,711
Origin Emerging Markets Fund
Common Stocks
Basic Materials 22,618 54,251 — 76,869
Communications 225,533 233,216 — 458,749
Consumer, Cyclical 13,748 351,216 — 364,964
Consumer, Non-cyclical — 126,717 — 126,717
Energy 14,121 118,293 — 132,414
Financial 95,521 476,289 — 571,810
Industrial 8,371 299,044 — 307,415
Technology 35,150 582,569 — 617,719
Utilities 14,652 — — 14,652
Investment Companies* 31,214 — — 31,214
Preferred Stocks* 57,959 — — 57,959
Total investments in securities $ 518,887 $ 2,241,595 $ — $ 2,760,482
Small-MidCap Dividend Income Fund
Common Stocks* 1,161,357 — — 1,161,357
Investment Companies* 17,228 — — 17,228
Total investments in securities $ 1,178,585 $ — $ — $ 1,178,585
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,458,055 — 5,458,055
Convertible Preferred Stocks* 2,805 — — 2,805
Investment Companies* 224,330 — — 224,330
Preferred Stocks
Communications 35,282 — — 35,282
Consumer, Non-cyclical — 22,803 — 22,803
Financial 326,378 — — 326,378
Utilities 45,791 — — 45,791
Total investments in securities $ 634,586 $ 5,480,858 $ — $ 6,115,444

May 31, 2024 (unaudited)

sales, or transfers into or out of Level 3.
The Funds' Schedules of Investments as of May 31, 2024 have not been audited. This report is provided for the general information of the
Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.